THE USALLIANZ OPPORTUNITY(R) VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

                                       AND

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK


This prospectus describes a bonus individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our), formerly Preferred Life Insurance Company of New York.

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 12) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

The Contract is called "flexible purchase payment" because you can generally make Purchase Payments at any time and for any amount (subject to certain restrictions) during the Accumulation Phase, which is the first of the Contract's two phases.

The Contract is a "variable" contract because your Contract Values and/or your variable Annuity Payments will increase or decrease depending on the performance of the underlying Investment Options you select. The Investment Options invest in different types of securities and follow varying investment strategies. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

The Contract is called a "deferred" annuity contract because Annuity Payments to you from the Contract are deferred until the Payout Phase, the second of the Contract's two phases. Annuity Payments do not begin until a specified period of time in the future (usually when you retire) or until you reach a certain age (the Income Date).

The Contract offers a bonus feature during the Accumulation Phase of 6% on each Purchase Payment we receive. We will accept Purchase Payments during the Accumulation Phase prior to any owner's 81st birthday or until you exercise the GPWB (if applicable). After a withdrawal of Purchase Payments, a bonus only applies to additional Purchase Payment amounts in excess of all previous Purchase Payments withdrawn. For purposes of withdrawals, we first withdraw Purchase Payments and then any earnings.

We deduct a higher mortality and expense risk charge to cover the cost of providing the bonus. The increase is equal to 0.50% of the average daily assets invested in each subaccount on an annual basis. The withdrawal charge is also higher and extends for a longer period of time due to the bonus. We expect to recoup the cost of the bonus through collection of these higher charges. If you make a withdrawal while the withdrawal charge applies, the proceeds you receive may be lower than if you had purchased an annuity without a bonus. Likewise, over time, the amount of the bonus may be offset by the higher mortality and expense risk charges.

If you cancel your Contract during the free look/right to examine period, we will pay you the Contract Value less the amount of the bonus. If your Contract is an Individual Retirement Annuity we will pay you your initial Purchase Payment.

You can allocate your Purchase Payments to the Investment Choices available under your Contract. The Investment Choices currently include the variable Investment Options listed below and if you do not select a Guaranteed Benefit Package they also include any available Investment Choices under our general account. We may add, substitute or remove Investment Choices in the future. You can select up to ten Investment Options.

AIM
USAZ AIM Basic Value Fund
USAZ AIM Blue Chip Fund
USAZ AIM Dent Demographic Trends Fund
USAZ AIM International Equity Fund

ALLIANCEBERNSTEIN
USAZ AllianceBernstein Growth and Income Fund
USAZ AllianceBernstein Large Cap Growth Fund

DAVIS
Davis VA Financial Portfolio
Davis VA Value Portfolio

DREYFUS
Dreyfus IP Small Cap Stock Index Portfolio
Dreyfus Stock Index Fund

FRANKLIN TEMPLETON
Franklin Global Communications Securities Fund
Franklin Growth and Income
Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin Small Cap Fund
Franklin Small Cap Value Securities Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2005
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund
USAZ Templeton Developed Markets Fund

JENNISON
Jennison 20/20 Focus Portfolio
SP Jennison International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio

OPPENHEIMER
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA
USAZ Oppenheimer Emerging Growth Fund
USAZ Oppenheimer Emerging Technologies Fund*

PIMCO
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT StocksPLUS Growth and Income Portfolio
PIMCO VIT Total Return Portfolio
USAZ PIMCO NFJ Small Cap Value Fund
USAZ PIMCO PEA Growth and Income Fund
USAZ PIMCO PEA Renaissance Fund
USAZ PIMCO PEA Value Fund

SELIGMAN
Seligman Small-Cap Value Portfolio

USAZ
USAZ Money Market Fund


VAN KAMPEN
USAZ Van Kampen Aggressive Growth Fund
USAZ Van Kampen Comstock Fund
USAZ Van Kampen Emerging Growth Fund
USAZ Van Kampen Global Franchise Fund
USAZ Van Kampen Growth and Income Fund
USAZ Van Kampen Growth Fund

*This fund was formerly known as the USAZ AllianceBernstein Technology Fund

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity. This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.



Dated: February 19, 2004




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TABLE OF CONTENTS
-------------------------------------------------------------------------------

Summary                                                  4

Fee Tables                                               8

1.The Variable Annuity Contract                         12

     Ownership                                          12
         Contract Owner                                 12
         Joint Owner                                    12
         Annuitant                                      12
         Payee                                          12
         Beneficiary                                    12
         Assignment of a Contract                       13

2. Annuity Payments (The Payout Phase)                  13
     Income Date                                        13
     Annuity Payments                                   13
     Partial Annuitization                              13
     Annuity Options                                    14
     Guaranteed Minimum Income Benefits
         (GMIBs) - Annuity Income Protection            15
     Traditional GMIB                                   16
     Enhanced GMIB                                      16
     GMIB Examples                                      18

3. Purchase                                             19
     Purchase Payments                                  19
     Bonus                                              20
     Automatic Investment Plan                          20
     Allocation of Purchase Payments                    20
     Tax-Free Section 1035 Exchanges                    21
     Faxed Applications                                 21
     Free Look/Right to Examine                         21
     Accumulation Units                                 21

4.   Investment Options 22 Substitution and Limitation on
         Further Investments                            27
     Transfers                                          27
         Telephone Transfers                            28
         Excessive Trading                              28
     Dollar Cost Averaging (DCA) Program                29
     Flexible Rebalancing                               29
     Financial Advisers -
         Asset Allocation Programs                      29
     Voting Privileges                                  30

5.   Our General Account 30

6. Expenses                                             30
     Mortality and Expense Risk (M&E) Charge            30
     Contract Maintenance Charge                        31
     Withdrawal Charge                                  31
         Partial Withdrawal Privilege                   32
         Reduction or Elimination of the
              Withdrawal Charge                         32
     Transfer Fee                                       33
     Premium Taxes                                      33
     Income Taxes                                       33
     Investment Option Expenses                         33

7. Taxes                                                33
     Annuity Contracts in General                       33
     Qualified Contracts                                33
     Multiple Contracts                                 34
     Distributions-- Non-Qualified Contracts            34
     Distributions-- Qualified Contracts                35
     Diversification                                    36

8.   Access to Your Money 36 Guaranteed Partial Withdrawal Benefits
         (GPWBs)                                        37
     Systematic Withdrawal Program                      39
     Minimum Distribution Program                       39
     Suspension of Payments or Transfers                40

9.   Performance and Illustrations 40

10. Death Benefit                                       41
     Upon Your Death                                    42
     Traditional Guaranteed Minimum
         Death Benefit (Traditional GMDB)               42
     Enhanced Guaranteed Minimum
         Death Benefit (Enhanced GMDB)                  42
     Death Benefit Examples                             43
     Death Benefit Payment Options                      43
     Death of the Annuitant                             44

11. Other Information                                   44
     Allianz Life of New York                           44
     The Separate Account                               44
     Distribution                                       45
     Additional Credits for Certain Groups              45
     Administration                                     45
     Financial Statements                               45

12. Glossary                                            46
13. Table of Contents of the Statement of
      Additional Information                            48

14. Privacy Notice                                      49
Appendix A - Annual Operating Expenses
         For Each Investment Option                     50
Appendix B - Condensed Financial
    Information                                         52


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SUMMARY
-------------------------------------------------------------------------------

The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.

THE VARIABLE ANNUITY CONTRACT: The annuity Contract offered by Allianz Life of New York provides a means for investing on a tax-deferred basis in the Investment Choices. The Contract is intended for retirement savings or other long-term investment purposes. You can purchase the Contract as a Non-Qualified Contract or as a Qualified Contract. The Contract provides several different Annuity Options from which you can choose.

THIS PROSPECTUS CONTAINS INFORMATION ON "OLD CONTRACTS" AND "NEW CONTRACTS." THE PRODUCT FEATURES AND EXPENSES OF OLD AND NEW CONTRACTS DIFFER IN CERTAIN RESPECTS, AS SET OUT IN THIS PROSPECTUS, AND OLD CONTRACTS ARE NO LONGER OFFERED FOR SALE. SEE SECTION 12, GLOSSARY FOR A DESCRIPTION OF EACH TYPE OF CONTRACT.

The Old and New Contracts provide a Traditional Guaranteed Minimum Death Benefit
(GMDB) that guarantees a minimum death benefit of total Purchase Payments (not including any bonus) adjusted for partial withdrawals. If all owners are 79 or younger on the Issue Date, you may instead select the Enhanced GMDB for an additional mortality and expense risk (M&E) charge. The Enhanced GMDB guarantees a minimum death benefit of the greater of (a) total Purchase Payments adjusted for partial withdrawals, or (b) the GMDB value, which is equal to the Maximum Anniversary Value (MAV) on each Contract Anniversary prior to any owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments.

THE ENHANCED GMDB CARIES AN ADDITIONAL M&E CHARGE. YOU CAN ONLY SELECT ONE DEATH BENEFIT AT CONTRACT ISSUE AND ONCE YOU SELECT A DEATH BENEFIT YOU CANNOT CHANGE OR CANCEL IT. The death benefits are described in more detail in section 10, Death Benefits.

At Contract issue, New Contracts offer a choice of two optional Guaranteed Benefit Packages (GBPs). If you have an Old Contract, we will allow you to add a GBP within 60 days of receiving notice that this benefit is available. Both GBPs carry an additional M&E charge. The Enhanced GBP is available only if all owners are 79 or younger.

The Traditional GBP consists of:

o        the Traditional Guaranteed Minimum Income Benefit (GMIB), and
o        the Traditional Guaranteed Partial Withdrawal Benefit (GPWB).

The Enhanced GBP consists of:

o        the Enhanced GMIB, and
o        the Enhanced GPWB.

The GMIB feature is not available separately from the GPWB. The GMIBs guarantee a minimum level of income through Annuity Payments based on your GMIB value after the tenth Contract Year. The GPWBs provide income through scheduled annual partial withdrawals based on your GPWB value after the tenth Contract Year. Payments you receive under the GPWB will be taxed as a withdrawal, and if you are younger than 59 1/2 when you exercise the GPWB, the payments may also be subject to a 10% tax penalty.

Prior to the exercise of the GPWB, your GPWB value is equal to your GMIB value. The Traditional GMIB/GPWB value is generally equal to your total Purchase Payments (not including any bonus) adjusted for partial withdrawals. The Enhanced GMIB/GPWB value is equal to either:

o the MAV on each Contract Anniversary prior to any owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments; or
o the Annual Increase Amount prior to any owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments.

We calculate the Annual Increase Amount two ways. We generally increase your total Purchase Payments (not including any bonus) adjusted for partial withdrawals on each Contract Anniversary by: a) 3%, and b) 5%. You may be able to select whether your GMIB value is equal to the MAV, 3% Annual Increase Amount or 5% Annual Increase Amount depending on their values. THE 5% ANNUAL INCREASE AMOUNT MAY NOT BE AVAILABLE TO YOU AT THE TIME YOU ADD A GBP TO YOUR CONTRACT. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING THE AVAILABILITY OF THE 5% ANNUAL INCREASE AMOUNT.

If you exercise the GMIB, the GPWB and the GMDB cancel. However, if you exercise the GPWB you can elect to stop receiving GPWB payments and instead receive Annuity Payments based on your remaining GMIB value. You can only elect to receive Annuity Payments based on your GMIB value within 30 days after a Contract Anniversary and before we make the next GPWB payment to you. In addition, if you elect to receive GPWB payments:

o we will not accept any additional Purchase Payments;
o the partial withdrawal privilege will no longer apply;
o the systematic withdrawal and minimum distribution programs are no longer available to you;
o if you are participating in the systematic withdrawal or minimum distribution programs, your participation will stop;
o your GMIB, GPWB and GMDB values stop increasing (although your Contract
  Value will continue to increase and decrease as a result of market performance);
o your Contract Value, GPWB value, GMIB value and GMDB value will decrease with each GPWB payment we make (and they will decrease proportionately with any additional withdrawals you may make each Contract Year);
o the additional M&E charge for your GBP will continue until your GPWB endorsement terminates; and
o if you have the Enhanced GMDB, the additional
  M&E charge for your Enhanced GMDB will continue as long as your GMDB value is greater than zero.

The benefit values provided by the Enhanced GBP are limited after age 81. As a result, any Contract Owner who is age 75 or older on the Issue Date should determine if purchasing a benefit for which there is an additional cost is appropriate for their situation. You must also hold your Contract for ten complete Contract Years before you can exercise either of the benefits available under a GBP. A GBP may not be appropriate for you if you intend to hold your Contract for less than ten years.

The GBPs may also have limited usefulness if you purchase a Qualified Contract that is subject to a required minimum distribution (RMD). For additional information, please see section 8, Access to Your Money - Minimum Distribution Program.

BOTH GBPS CARRY AN ADDITIONAL M&E CHARGE. YOU CAN ONLY SELECT ONE GBP AND ONCE YOU SELECT A GBP YOU CANNOT CHANGE OR CANCEL IT. THE GENERAL ACCOUNT INVESTMENT CHOICES ARE NOT AVAILABLE TO YOU IF YOU SELECT A GBP. For more details on the GMIBs please see section 2, Annuity Payments (the Payout Phase). For more details on the GPWBs please see section 8, Access to Your Money.

Both Old and New Contracts may be used as a funding vehicle for asset-based fee arrangements offered by brokerage firms or their associated investment advisory firms. There may be fees and charges assessed by these firms for their asset-based programs. These fees and charges would be in addition to the charges and other deductions we describe elsewhere in this prospectus. Any withdrawals made to pay these fees and charges are considered withdrawals under your Contract. Your registered representative will be able to describe the fees assessed in connection with any such asset-based programs. We do not sponsor these programs, set the fees for the programs, or assume any responsibility for the programs. For more information see section 4, Investment Options - Financial Advisers - Asset Allocation Programs.

We currently do not permit Contract Owners to borrow money from us using the Contract as security for the loan.

ANNUITY PAYMENTS: The Income Date is the date the Payee begins receiving Annuity Payments. You generally can elect to have Annuity Payments made as a variable payout, a fixed payout, or a combination of both under a variety of Annuity Options. If you choose to have any part of the Annuity Payments made as a variable payout, the dollar amount of your payments will go up or down based on the performance of your selected Investment Options. For more information, please see section 2, Annuity Payments (The Payout Phase).

PURCHASE: You can buy a New Contract with $35,000 or more if both you and the Annuitant are under age 81 on the Issue Date. You can make additional Purchase Payments on both Old and New Contracts of any amount (or $100 or more if you select our automatic investment plan) during the Accumulation Phase prior to any owner's 81st birthday or until you exercise the GPWB (if applicable). You cannot make additional Purchase Payments after you exercise the GPWB, after an owner turns 81 or after the Income Date. The maximum cumulative Purchase Payments we will accept without prior approval is $1 million (including amounts already invested in other Allianz Life of New York variable annuities). Your registered representative can help you complete the appropriate forms. For more information, please see section 3, Purchase.

BONUS: For all Purchase Payments you make, we will credit both Old and New Contracts with a bonus at the time of contribution to the Contract. The bonus credited to your contact is 6% of the Purchase Payment. After a withdrawal of Purchase Payments, a bonus only applies to additional Purchase Payment amounts in excess of all previous Purchase Payments withdrawn. The bonus is not included in any of the guaranteed benefits that are based on Purchase Payments, but it is included in the guaranteed benefits that are based on Contract Value.

Contract charges are deducted from the total value of your Contract. Therefore, when we credit your Contract with a bonus, your Contract incurs expenses on the total Contract Value, which includes the bonus. If you cancel your Contract during the free look/right to examine period, you will forfeit your bonus. It is possible upon withdrawal, particularly in a declining market and since charges will have been assessed against the higher amount (Purchase Payment plus bonus), that you will receive less money back than you would have if you had not received the bonus or not purchased a bonus Annuity. We expect to profit from certain charges assessed under the Contract (i.e., the withdrawal charge and the mortality and expense risk charge) associated with the bonus.

INVESTMENT CHOICES: You can allocate Purchase Payments to the Investment Choices available under the Contract. However, the general account Investment Choices are not available to you if you select a GBP. The principal value and investment returns on the variable Investment Options fluctuate and are not guaranteed and you can lose money. You can make transfers between the Investment Choices as permitted. For more information, please see section 4, Investment Options and section 5, Our General Account.

EXPENSES: Your Contract has insurance features and investment features, and there are costs related to each. For more information please see the Fee Tables and section 6, Expenses.

Each year, we deduct a $30 contract maintenance charge from your Contract Value during both the Accumulation and Payout Phases of both Old and New Contracts. We currently waive this charge if the Contract Value is at least $100,000 at the time we are to deduct the charge. We also waive this charge during the Payout Phase if your Contract Value on the Income Date is $100,000.

We deduct a mortality and expense risk (M&E) charge from the assets in the Separate Account. The M&E charge varies during the Accumulation Phase depending upon the benefit options that apply to your Contract (see the following table). We calculate the M&E charge as a percentage of the average daily assets invested in a subaccount on an annual basis. The annual M&E charges during the Accumulation Phase for both Old and New Contracts are as follows:

                                          M&E CHARGE
                         ---------------------------------------------
                            TRADITIONAL ENHANCED GBP
                            NO GBP           GBP
Traditional GMDB             1.90%          2.10%          2.60%
Enhanced GMDB                2.10%          2.25%          2.75%

If you exercise the GPWB, the increased expenses associated with the GBPs will continue until the GPWB endorsement terminates and the increased expenses associated with the Enhanced GMDB will continue as long as the GMDB value is greater than zero.

During the Payout Phase, the M&E charge is 1.90% of the average daily assets invested in a subaccount on an annual basis, regardless of the benefit options that apply.

If you take money out of the Contract, we may assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge starts at 8.5% in the first year and declines to 0% after we have had your Purchase Payment for nine complete years.

You can make 12 free transfers each Contract Year. After that, we deduct a fee of $25 for each additional transfer. Currently we only deduct the transfer fee during the Accumulation Phase, but we reserve the right to also deduct this fee during the Payout Phase.

Each Investment Option deducts management fees and expenses from the amounts you have in the Investment Options. Some Investment Options also deduct 12b-1 fees from Investment Option assets. For 2002, these expenses and fees ranged, on an annual basis, from 0.51% to 3.78% of an Investment Option's average daily net assets before expense reimbursements and fee waivers.

We will pay sales commissions to broker/dealers who sell the Contracts. For a discussion of these arrangements see section 11, Other Information - Distribution.

TAXES: Your earnings are generally not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty. Other tax rules and limitations may apply to Qualified Contracts. For more information please see section 7, Taxes.

ACCESS TO YOUR MONEY: You can take money out of your Contract during the Accumulation Phase. Withdrawals during the Accumulation Phase may be subject to a withdrawal charge (see section 6, Expenses). You may also have to pay income tax and a tax penalty on any money you take out (see section 7, Taxes for more information on the tax implication of withdrawals.) The IRS may apply limits on withdrawals under certain Qualified Contracts. For more information please see section 8, Access to Your Money.

DEATH BENEFIT: If you die during the Accumulation Phase, the person you have chosen as a Beneficiary will receive a death benefit. The amount of the death benefit proceeds depends on which death benefit option applies to your Contract. There may be a death benefit during the Payout Phase depending on the selected Annuity Option. For more information please see section 10, Death Benefits.

FREE-LOOK/RIGHT TO EXAMINE: You can cancel your New Contract within ten days after receiving it. However, this time frame may be extended depending on the source of the funds and/or the qualification type of your Contract. We will pay you the Contract Value less any bonus on the day we receive your request to cancel the Contract at our Service Center. This may be more or less than your original Purchase Payment. If you have purchased the Contract as an IRA, we will refund your Purchase Payment. The free look provision under the Contract is also called the right to examine. For more information please see section 3, Purchase
- Free Look/Right to Examine.

PRIVACY POLICY: WE PLACE A HIGH PRIORITY ON MAINTAINING YOUR TRUST AND CONFIDENCE. A NOTICE OF THE PRIVACY POLICY FOLLOWED BY ALLIANZ LIFE OF NEW YORK AND ITS AFFILIATED COMPANIES IS PROVIDED IN THIS PROSPECTUS TO ENHANCE YOUR UNDERSTANDING OF HOW WE PROTECT YOUR PRIVACY WHEN WE COLLECT AND USE INFORMATION ABOUT YOU, AND THE STEPS WE TAKE TO SAFEGUARD THAT INFORMATION. FOR MORE INFORMATION PLEASE SEE THE PRIVACY NOTICE THAT APPEARS IN SECTION 14 OF THIS PROSPECTUS.

INQUIRIES: If you have any questions about your Contract or need more information, please contact our Service Center at the phone number or address listed at the back of this prospectus.



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FEE TABLES
-------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when purchasing, owning and making a full withdrawal from the Contract. The first tables describe the fees and expenses that you will pay if you make a withdrawal from the Contract during the Accumulation Phase or if you make transfers. Taxes, including state premium taxes, may apply although they do not appear in these tables. For more information see section 6, Expenses.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE*
(as a percentage of each Purchase Payment withdrawn)


                           NUMBER OF COMPLETE YEARS
                        SINCE PURCHASE PAYMENT RECEIPT     CHARGE
                                     0                      8.5%
                                     1                      8.5%
                                     2                      8.5%
                                     3                      8.0%
                                     4                      7.0%
                                     5                      6.0%
                                     6                      5.0%
                                     7                      4.0%
                                     8                      3.0%
                                     9 years or more        0.0%


TRANSFER FEE** ...............   First 12 transfers in a Contract Year are free.
                                         Thereafter, the fee is currently $25.

 * You may make partial withdrawals of up to a total of 10% of Purchase Payments (not including any bonus and less any previous withdrawals you make in the current Contract Year that are not subject to a withdrawal charge) and we will not assess a withdrawal charge. This partial withdrawal privilege is non-cumulative, which means that if you do not use your 10% privilege in a given Contract Year, it does not carry over to the next year. See section 8, Access to Your Money for additional options.

** We reserve the right to restrict the number of transfers to 12 transfers per Contract Year and to charge a fee for any transfer over 12. Dollar cost averaging and flexible rebalancing transfers do not count against the free transfers we allow. Currently we deduct this fee only during the Accumulation Phase, but we reserve the right to also deduct this charge during the Payout Phase.


CONTRACT OWNER PERIODIC EXPENSES

The next table describes the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Option's fees and expenses.

DURING THE ACCUMULATION PHASE:

CONTRACT MAINTENANCE CHARGE***...................   $30 per Contract per year.


MORTALITY AND EXPENSE RISK (M&E) CHARGE

(as a percentage of average daily assets invested in a subaccount on an annual basis for both Old and New Contracts)


                                          M&E CHARGE
                         ---------------------------------------------
                            TRADITIONAL ENHANCED GBP
                            NO GBP           GBP
Traditional GMDB             1.90%          2.10%          2.60%
Enhanced GMDB                2.10%          2.25%          2.75%
The Traditional GBP consists of:

o........The Traditional Guaranteed Minimum Income Benefit (GMIB), and o The
Traditional Guaranteed Partial Withdrawal Benefit (GPWB).

The Enhanced GBP consists of:

o        The Enhanced GMIB, and
o        The Enhanced GPWB.

If you exercise the GPWB, the increased expenses associated with the GBP will continue until the GPWB endorsement terminates and the increased expenses associated with the Enhanced GMDB will continue as long as the GMDB value is greater than zero.

DURING THE PAYOUT PHASE:

CONTRACT MAINTENANCE CHARGE****..................   $30 per Contract per year.

MORTALITY AND EXPENSE RISK (M&E) CHARGE
(as a percentage of average daily assets invested
in a subaccount on an annual basis for both Old and New Contracts)  .....  1.90%



*** The charge is waived if the Contract Value is at least $100,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus (registered with the same social security number), we will determine the total value of all your Contracts. If the total value of all your Contracts is at least $100,000, the charge is waived on all your Contracts.

****We currently waive this charge during the Payout Phase if your Contract
    Value on the Income Date is $100,000.



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ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. These expenses are deducted from the Investment Option's assets. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent fiscal year. The investment advisers for the Investment Options provided this fee and expense information and we did not independently verify it. Please see the Investment Options prospectuses for more information regarding the fees and expenses of the Investment Options.

                                                           MINIMUM      MAXIMUM

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES*
(INCLUDING MANAGEMENT FEES,
DISTRIBUTION OR 12B-1 FEES, AND OTHER EXPENSES)
BEFORE FEE WAIVERS AND EXPENSE REIMBURSEMENTS             0.51%            3.78%

* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option.

Appendix A contains more details regarding the annual operating expenses for each of the variable Investment Options, including the amount and effect of any waivers and/or reimbursements.

EXAMPLES
-------------------------------------------------------------------------------

The expenses for your Contract may be different than those shown in the following examples depending upon which benefits, or combination of benefits, if any, you select.

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the following examples as a representation of past or future expenses. Actual expenses may be greater or less than those shown. The expenses shown in these examples do not show the effect of any expenses assessed against the bonus.

The $30 contract maintenance charge is included in the examples as a prorated charge of $7.50 based on an assumed average Contract size of $40,000.

Premium taxes may apply but are not reflected in these examples. Bonus amounts are also not reflected in these examples. If bonus amounts were included, expenses would be higher.

For additional information, see section 6, Expenses.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on your money if you make a full withdrawal at the end of each time period for Contracts with:

a) selection of the Enhanced GMDB and the Enhanced GBP (which includes the Enhanced GMIB and the Enhanced GPWB and carries the highest M&E charge of 2.75%).

b) selection of the Traditional GMDB and no GBP (which carries the lowest M&E charge of 1.90%).

----------------------------------------------------------------------- ------------ ------------- ------------- ------------
TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE ANY FEE        1 YEAR       3 YEARS       5 YEARS       10 YEARS
WAIVERS OR EXPENSE REIMBURSEMENTS OF...
----------------------------------------------------------------------- ------------ ------------- ------------- ------------
3.78% (the maximum)                                                     a)$1,421     a)$2,702      a)$3,810      a)$6,127
                                                                        b)$2,474     b)$3,460      b)$5,566      b)$1,339
----------------------------------------------------------------------- ------------ ------------- ------------- ------------
0.51% (the minimum)                                                     a)$1,110     a)$1,818      a)$2,413      a)$3,715
                                                                        b)$1,017     b)$1,539      b)$1,953      b)$2,821
----------------------------------------------------------------------- ------------ ------------- ------------- ------------





You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on your money if you do not make a full withdrawal or if you apply your Contract Value to an Annuity Option for Contracts with:


a) selection of the Enhanced GMDB and the Enhanced GBP (which includes the Enhanced GMIB and the Enhanced GPWB and carries the highest M&E charge of 2.75%).

b) selection of the Traditional GMDB and no GBP (which carries the lowest M&E charge of 1.90%).



------------------------------------------------------------------------- ---------- ------------- ------------- ------------
TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE ANY FEE          1 YEAR     3 YEARS       5 YEARS       10 YEARS
WAIVERS OR EXPENSE REIMBURSEMENTS OF...
------------------------------------------------------------------------- ---------- ------------- ------------- ------------
3.78% (the maximum)                                                       a)$656     a)$1,937      a)$3,180      a)$6,127
                                                                          b)$574     b)$1,709      b)$2,830      b)$5,566
------------------------------------------------------------------------- ---------- ------------- ------------- ------------
0.51% (the minimum)                                                       a)$336     a)$1,026      a)$1,740      a)$3,633
                                                                          b)$252     b)$  774      b)$1,323      b)$2,821
------------------------------------------------------------------------- ---------- ------------- ------------- ------------




See Appendix B for condensed financial information on the Accumulation Unit values for Contracts with a 1.90% M&E charge and a 2.10% M&E charge.

1.THE VARIABLE ANNUITY CONTRACT
-------------------------------------------------------------------------------

An annuity is a contract between you as the Contract Owner and an insurance company (in this case Allianz Life of New York), where the insurance company promises to pay the Payee (you or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date (Income Date) that is at least thirteen months after your Issue Date. Your Contract is in the Accumulation Phase until Annuity Payments begin, at which point your Contract switches to the Payout Phase.

The Contract benefits from tax deferral. Tax deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. For Qualified Contracts, the tax deferral is provided through compliance with specialized tax-qualification rules and you do not receive any additional tax benefit by purchasing the Contract, although it may offer other features that meet your needs.

Your Investment Choices include the variable Investment Options and if you do not select a Guaranteed Benefit Package (which includes a Guaranteed Minimum Income Benefit and a Guaranteed Partial Withdrawal Benefit), they also include any available choice under our general account. You cannot invest in more than ten Investment Options at any one time. Depending upon market conditions, you can gain or lose Contract Value based on the investment performance of the Investment Options. The Investment Options are designed to offer a better return than any choice available under our general account, however; this is not guaranteed.

The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Investment Option(s) you select. The amount of any variable Annuity Payments you receive during the Payout Phase also depends in large part upon the investment performance of any Investment Options you select for the Payout Phase.

Old Contracts also provide a Fixed Account as an Investment Choice under our general account during the Accumulation Phase. The Fixed Account is currently not available on New Contracts. For New Contracts, the only Investment Choice that is available under our general account during the Accumulation Phase is the DCA fixed option. NEITHER THE FIXED ACCOUNT NOR THE DCA FIXED OPTION (AS APPLICABLE) ARE AVAILABLE TO YOU IF YOU SELECT A GBP. If you select the Fixed Account or the DCA fixed option (as applicable), the amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase depends in part upon the total interest credited to your Contract.

We will not make any changes to your Contract without your permission except as may be required by law.

OWNERSHIP

CONTRACT OWNER. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is designated at Contract issue. You may change Contract Owners at any time subject to our approval. However, there may be IRS or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Contract Owner. Upon the death of either Joint Owner, the surviving Joint Owner will become the primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for a Contract Owner.

ANNUITANT. The Annuitant is the individual on whose life we base Annuity Payments. You name an Annuitant subject to our approval. You may change the Annuitant at any time before the Income Date subject to our approval unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual. For a Qualified Contract, there may be a requirement that the owner be the Annuitant.

PAYEE. The Payee is the person you designate to receive Annuity Payments during the Payout Phase. You can be the Payee but it is not required.

BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. You name the Beneficiary at Contract issue. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not name a Beneficiary, any death benefit will be paid to your estate.

ASSIGNMENT OF A CONTRACT. An authorized request specifying the terms of an assignment of a Contract must be provided to the Service Center. We will not be liable for any payment made or action taken before we record the assignment. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record.


2.ANNUITY PAYMENTS
--------------------------------------------------------------------------------
(THE PAYOUT PHASE)
--------------------------------------------------------------------------------


INCOME DATE

You can annuitize your Contract and the Payee will receive regular periodic income payments (Annuity Payments) under your Contract. The Income Date is the date Annuity Payments will begin. The Income Date must be the first day of a calendar month and must be at least 13 months after we issue the Contract. To receive the annuity income protection under a GMIB, the Income Date must be within 30 days following a Contract Anniversary beginning with the tenth Contract Anniversary (and certain other conditions must be met).

If you do not select an Income Date at Contract issue we will apply the latest date allowed for your Contract. The Income Date is specified in your Contract. You may make an authorized request for a different Income Date after Contract issue; however, any such request is subject to our approval. The Income Date must not be later than the Annuitant's 90th birthday, unless approved by us. However, the Income Date will never be later than what is permitted under applicable law.

ANNUITY PAYMENTS

Generally, you can elect to receive your Annuity Payments under Annuity Options 1-5 as:

o        a variable payout,

o        a fixed payout, or

o        a combination of both.

For Old Contracts, Annuity Option 6 is only available for fixed payouts. For New Contracts, Annuity Option 6 is only available if you select an optional Guaranteed Benefit Package and elect to receive fixed payouts of either the Traditional or Enhanced GMIB value.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided for under Annuity Option 3. If you choose a variable payout, you can select up to ten of the available Investment Options. If you do not tell us otherwise, we will base the Annuity Payments on the investment allocations that were in place on the Income Date. We will not allow you to apply amounts of less than $2,000 to an Annuity Option. If your Contract Value less any applicable premium tax is less than $2,000 on the Income Date, we will pay that amount to you. We may change the frequency of your Annuity Payments if the amount of the payment is less than $20. Guaranteed fixed Annuity Payments are generally based on an interest rate and mortality table specified in your Contract.

If you choose to have any portion of the Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the Annuity Payments will depend upon the following factors:

1) the Contract Value (less any applicable premium tax) on the Income Date,

2) the Annuity Option you select,

3) the assumed investment return (AIR) used in the annuity table for the Contract, and

4) the performance of the Investment Option(s) you select.

You can choose a 3% or 4.5% AIR. Using a higher AIR will result in a higher initial Annuity Payment but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance exceeds the AIR, Annuity Payments will increase. Similarly, if the actual rate is less than the AIR, Annuity Payments will decrease.

The Payee will receive the Annuity Payments. You will receive tax reporting on those payments.

PARTIAL ANNUITIZATION

You are currently allowed to annuitize a portion of your Contract, without annuitizing the entire value according to the applicable annuitization rules. This is referred to as a partial annuitization. A partial annuitization will decrease the amounts available for withdrawal, payment of death benefits and any additional Annuity Payments.

A partial annuitization may be treated as a partial withdrawal for tax purposes. You should consult a tax adviser before requesting a partial annuitization. We may deduct premium taxes from partially annuitized amounts. We do not currently restrict the number of partial annuitizations for a Contract, but we reserve the right to do so.

ANNUITY OPTIONS

You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Prior to the Income Date, you may select and/or change the Annuity Option with at least 30 days notice to us. You cannot change the Annuity Option after the Income Date. If you do not choose an Annuity Option prior to the Income Date, we will make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

OPTION 1. LIFE ANNUITY. We will make monthly Annuity Payments during the life of the Annuitant and ceasing with the last Annuity Payment due prior to the Annuitant's death.

OPTION 2. LIFE ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make monthly Annuity Payments during the life of the Annuitant. However, if the Annuitant dies before the end of the selected guarantee period, we will continue to make Annuity Payments for the remainder of the guarantee period. Alternatively, you may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed monthly Annuity Payments, as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center, commuted as set forth in the Contract. Proof of the Annuitant's death and return of the Contract are required prior to the payment of any commuted values.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of an Annuitant, Annuity Payments will continue during the lifetime of the surviving Joint Annuitant at a level of 100%, 75% or 50% of the previous level, as selected. Monthly Annuity Payments cease with the final Annuity Payment due prior to the last surviving Annuitant's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of an Annuitant, Annuity Payments will continue during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if the last joint Annuitant dies before the end of the selected guarantee period, we will continue to make Annuity Payments for the remainder of the guarantee period. Alternatively, you may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed monthly Annuity Payments, as of the date we receive proof of the last survivor's death and a payment election form at our Service Center, commuted as set forth in the Contract. Proof of death of both joint Annuitants and return of the Contract are required prior to the payment of any commuted values.

OPTION 5. REFUND LIFE ANNUITY. We will make monthly Annuity Payments during the lifetime of the Annuitant ceasing with the last Annuity Payment due prior to the Annuitant's death. After the Annuitant's death, you may receive a refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For a variable payout, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula:

(1) x {[(2) x (3) x (4)/(5)] - [(4) x (6)]}

where: (1)= Annuity Unit value of that given Investment Option when due proof of the Annuitant's death is received at the Service Center.
         (2) = The amount available for Annuity Payments on the Income Date.
         (3) = Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at the Service Center.
         (4) = The number of Annuity Units used in determining each Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at the Service Center.
         (5) = Dollar value of first Annuity Payment. (6) = Number of Annuity Payments made since the Income Date.

We will base this calculation upon the allocation of Annuity Units actually in-force at the time due proof of the Annuitant's death is received at the Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. For Old Contracts, this option is only available for fixed payouts. For New Contracts, this option is only available if you select an optional Guaranteed Benefit Package and elect to receive fixed Annuity Payments based on the GMIB value. We will make monthly Annuity Payments for a specified period of time. You select the specified period certain and it must be a whole number of years from ten to 30. If the last Annuitant dies before the end of the specified period certain, we will continue to make Annuity Payments for the remainder of the specified period certain.


GUARANTEED MINIMUM INCOME BENEFITS (GMIBS) -- ANNUITY INCOME PROTECTION

The GMIBs are only available as part of the optional Guaranteed Benefit Packages
(GBPs). The Traditional GBP consists of:

o        the Traditional Guaranteed Minimum Income Benefit (GMIB), and
o        the Traditional Guaranteed Partial Withdrawal Benefit (GPWB).

The Enhanced GBP consists of:

o        the Enhanced GMIB, and
o        the Enhanced GPWB.

The GMIB feature is not available separately from the GPWB.

The GBPs are only available on New Contracts at the time of Contract issue. You can select a GBP on your New Contract application.

If you have an Old Contract, we will allow you to add a GBP within 60 days of receiving notice that this benefit is available. We will provide notice when we make these benefits available to owners of Old Contracts. You can select a GBP for an Old Contract by returning and signing the appropriate form. We will increase your M&E charges as set forth in the Fee Tables and section 6, Expenses. Because of the increased charges, the number of Accumulation Units in your Old Contract will increase on the endorsement effective date so that your Contract Value on that date will remain the same.

THE GENERAL ACCOUNT INVESTMENT CHOICES WILL NOT BE AVAILABLE TO YOU IF YOU SELECT A GBP. If you add a GBP to an Old Contract and you have a balance in a general account Investment Choice, you must transfer the balance to the variable Investment Options before we will make the endorsement effective. The GBP selection form that we provide to you will ask you for these transfer instructions.

The GBPs carry an additional M&E charge. If you exercise a GMIB your GPWB and Guaranteed Minimum Death Benefit will cancel.

You must hold your Contract for ten complete Contract Years before you can exercise a GMIB. A GMIB may not be appropriate for you if you intend to hold your Contract for less than ten years. The GMIBs do not create Contract Value or guarantee the performance of any Investment Option. Bonus amounts are not included in the GMIB values that are based on Purchase Payments, but they are included in the GMIB values that are based on Contract Value.

The Enhanced GBP is only available if all owners are 79 or younger. The Enhanced GBP may not be appropriate for owners who are age 75 to 79 at the time of selection because the benefit values provided by the Enhanced GBP are limited after age 81.

YOU MAY ONLY SELECT ONE GBP AND ONCE YOU SELECT A GBP, YOU CANNOT CHANGE OR CANCEL IT. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER OR NOT A GBP IS APPROPRIATE FOR YOUR SITUATION. PLEASE REFER TO THE APPLICABLE ENDORSEMENTS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE GMIBS.

The GMIBs provide guaranteed minimum Annuity Payments to the Payee during the Payout Phase. The annuity income protection provided by the GMIBs will apply only under the following circumstances:

o Your Income Date must be within 30 days following a Contract Anniversary beginning with the tenth Contract Anniversary;

o Annuity Payments can only be made as fixed Annuity Payments, regardless of the Annuity Option you select; and

o If the Annuity Option you select involves a period certain, the duration of the period certain must be at least ten years;
o If you select Annuity Option 6, we will base the guaranteed fixed Annuity Payments on an interest rate of 1% per year; and

o If you elect to receive guaranteed Annuity Payments based on the 5% Annual Increase Amount, your available Annuity Options are restricted to Annuity Options 2 or 4.

The GMIBs guarantee that the Annuity Payments will be equal to the guaranteed fixed payout rates applied to the applicable GMIB value. We will use current fixed payout rates applied to the Contract Value (less any applicable premium tax) to calculate Annuity Payments if that produces a greater payment. However, if we use the Contract Value and the current fixed payout rates to calculate Annuity Payments you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB option.

You can always annuitize your Contract Value 13 months or more after the Issue Date under a fixed and/or variable Annuity Option. However, if you do, you cannot use the GMIB value.

If Joint Owners are named, we will use the age of the older Joint Owner to determine the GMIB value. The GMIBs apply to the Annuitant if the Contract is owned by a non-individual (for example, a qualified plan or trust).


TRADITIONAL GMIB

For New Contracts, the Traditional GMIB value before the date of your death or exercise of the GPWB (if applicable) is equal to:

|X| your total Purchase Payments (not including any bonus); and |X| reduced proportionately by the percentage of any Contract Value withdrawn
    (including any withdrawal charge) for each withdrawal you made.

For Old Contracts, the Traditional GMIB value before the date of your death or exercise of the GPWB (if applicable) is equal to:

|X| your Contract Value on the endorsement effective date;
|X| plus your total Purchase Payments (not including any bonus); and |X| reduced proportionately by the percentage of any Contract Value withdrawn
    (including any withdrawal charge) for each withdrawal you made.

ENHANCED GMIB

The Enhanced GMIB value before the date of your death or exercise of the GPWB (if applicable) is equal to either:

o the Maximum Anniversary Value (MAV); or
o the Annual Increase Amount.

We calculate the Annual Increase Amount two ways. We increase your total Purchase Payments adjusted for partial withdrawals on each Contract Anniversary by: a) 3%, and b) 5%. If the MAV is greater than both Annual Increase Amounts, the Enhanced GMIB value is equal to the MAV. If the 3% Annual Increase Amount is greater than the MAV, you decide whether to set the Enhanced GMIB Value equal to the 3% Annual Increase Amount or the 5% Annual Increase Amount. If only the 5% Annual Increase Amount is greater than the MAV, you can decide whether to set the Enhanced GMIB Value equal to the 5% Annual Increase Amount or the MAV.

The 5% Annual Increase Amount may be more limited than the 3% Annual Increase Amount because:

o the maximum limit for the 5% Annual Increase Amount is potentially less than what is available under the 3% Annual Increase Amount;
o the guaranteed fixed payout rates that we apply to GMIB Annuity Payments under the 5% Annual Increase Amount are less than the guaranteed fixed payout rates that we apply to payments under the 3% Annual Increase Amount; and
o there are fewer Annuity Options available under the 5% Annual Increase Amount than what is available under the 3% Annual Increase Amount.

THE 5% ANNUAL INCREASE AMOUNT MAY NOT BE AVAILABLE TO YOU AT THE TIME YOU ADD A GBP TO YOUR CONTRACT. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING THE AVAILABILITY OF THE 5% ANNUAL INCREASE AMOUNT.

THE MAXIMUM ANNIVERSARY VALUE (MAV). For New Contracts the MAV on your Issue Date is initially equal to your Purchase Payment (not including any bonus). For Old Contracts the MAV is initially equal to your Contract Value on the endorsement effective date.

On each Business Day other than a Contract Anniversary, the MAV is equal to:

o its value on the immediately preceding Business Day;
o plus any additional Purchase Payments (not including any bonus) received that day; and
o reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you make that day.

On every Contract Anniversary prior to your 81st birthday, the MAV is equal to:

o  the highest Contract Value that occurred on any Contract Anniversary;
o plus subsequent additional Purchase Payments (not including any bonus) you made since that Contract Anniversary; and
o reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made since that Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after your 81st birthday, we calculate the MAV in the same way that we do on any Business Day other than a Contract Anniversary.

The MAV stops increasing on the date that you exercise the GPWB (if applicable).

THE ANNUAL INCREASE AMOUNT. We calculate the Annual Increase Amount two ways. If your endorsement was effective on the Issue date the Annual Increase Amount(s) are equal to your initial Purchase Payment. If your endorsement became effective after the Issue Date the Annual Increase Amount(s) are equal to your Contract Value on the endorsement effective date.

On each Business Day other than a Contract Anniversary, each Annual Increase Amount is equal to:

o its value on the immediately preceding Business Day;
o plus any additional Purchase Payments (not including any bonus) received that day; and
o reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you make that day.

On every Contract Anniversary prior to your 81st birthday, the 3% Annual Increase Amount is equal to:

o its value on the immediately preceding Business Day increased by 3%;
o plus any additional Purchase Payments (not including any bonus) received that day;and
o reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you make that day.

On every Contract Anniversary prior to your 81st birthday, the 5% Annual Increase Amount is equal to:

o its value on the immediately preceding Business Day increased by 5%;
o plus any additional Purchase Payments (not including any bonus) received that day;and
o reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you make that day.

Beginning with the Contract Anniversary that occurs on or after your 81st birthday, we calculate each Annual Increase Amount in the same way that we do on any Business Day other than a Contract Anniversary.

We limit the 3% Annual Increase Amount to a maximum of 1.5 times your total Purchase Payments (not including any bonus) reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made.

We limit the 5% Annual Increase Amount to a maximum of 2 times the total Purchase Payments (not including any bonus) you made in the first five Contract Years reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made.

The Annual Increase Amounts stop increasing on the date that you exercise the GPWB (if applicable).

IF YOU EXERCISE THE GPWB, THE TRADITIONAL AND ENHANCED GMIB VALUES WILL STOP INCREASING ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS, BUT THEY WILL DECREASE
WITH:

o    each GPWB payment you receive; and
o they will decrease proportionately by the percentage of any Contract Value you withdraw (including any withdrawal charges) in addition to the GPWB payment you receive each Contract Year.

If you exercise the GPWB, you can elect to stop receiving GPWB payments and instead receive Annuity Payments based on your remaining GMIB value. You can only make this election within 30 days after a Contract Anniversary and before we make the next GPWB payment.

If you exercise the GPWB, the increased M&E charge associated with the GBP will continue until the GPWB endorsement terminates.

If your remaining Contract Value at the time of the last GPWB payment is less than $2,000 we will pay you this amount (less any applicable premium tax and withdrawal charge) and your Contract will terminate. If your remaining Contract Value at the time of the last GPWB payment is $2,000 or more you have the option of continuing your Contract, or receiving Annuity Payments based on your remaining Contract Value less any applicable premium tax.

Your GMIB endorsement will terminate upon the earliest of:

o  Contract termination;
o  exercise of your entire benefit under the endorsement;
o  the GMIB value is zero or less; or
o the death of the Contract Owner, unless the spouse continues the Contract as the new owner.


GMIB EXAMPLES

o You purchase the Contract with an initial Purchase Payment of $100,000 (not including any bonus) You make no additional Purchase Payments.
o The MAV on the ninth Contract Anniversary is $180,000.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value (prior to the partial withdrawal) is $160,000. You take no other partial withdrawals.
o The Contract Value on the tenth Contract Anniversary is $140,000.
o You have not yet reached your 81st birthday as of the tenth Contract Anniversary.

NOTE: The M&E charges are higher for Contracts with the Enhanced GMIB than for Contracts with the Traditional GMIB. If the differences in these charges were reflected in the assumptions for these examples, the Contract Values would be lower for Contracts with the Enhanced GMIB than for Contracts with the Traditional GMIB.

TRADITIONAL GMIB EXAMPLE:

         Total Purchase Payments:                                                       $100,000
         Reduced proportionately by the percentage of Contract Value
           withdrawn:   ($20,000 / $160,000) = 0.125 x $100,000 =                       -  12,500
         Traditional GMIB value as of the tenth Contract Anniversary:                   $ 87,500

ENHANCED GMIB EXAMPLE:

On the tenth Contract Anniversary, the GMIB value is equal to 1, 2 or 3.

         1) The MAV
               The MAV on the ninth Contract Anniversary                                $180,000
               Reduced proportionately by the percentage of Contract Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $180,000 =                 -  22,500
                                                                                        $157,500

         2) The 3% Annual Increase Amount
               Initial Purchase Payment                                                 $100,000.00
               Increased by 3% on the first Contract Anniversary                        X      1.03
                                                                                        $103,000.00
               Increased by 3% on the second Contract Anniversary                       X      1.03
                                                                                        $106,090.00
               Increased by 3% on the third Contract Anniversary                        X      1.03
                                                                                        $109,272.70
               On the ninth Contract Anniversary the
                 Annual Increase Amount is                                              $130,477.32
               Reduced proportionately by the percentage of Contract Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $130,477.32 =              - 16,309.66
                                                                                        $114,167.65
               Increased by 3% on the tenth Contract Anniversary                        X      1.03
                                                                                        $117,592.68
               Verifying that the 3% Annual Increase Amount is within the maximum limit:
                   1.5 times Purchase Payments:    1.5 x $100,000 =                     $150,000
                   Reduced proportionately by the percentage of Contract Value
                     withdrawn:   ($20,000 / $160,000) = 0.125 x $150,000 =             -   18,750
                                                                                        $131,250

         3) The 5% Annual Increase Amount
               Initial Purchase Payment                                                 $100,000.00
               Increased by 5% on the first Contract Anniversary                        X      1.05
                                                                                        $105,000.00
               Increased by 5% on the second Contract Anniversary                       X      1.05
                                                                                        $110,250.00
               Increased by 5% on the third Contract Anniversary                        X      1.05
                                                                                        $115,762.90
               On the ninth Contract Anniversary the
                 Annual Increase Amount is                                              $155,132.80
               Reduced proportionately by the percentage of Contract Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $155,132.80 =              - 19,391.60
                                                                                        $135,741.22
               Increased by 5% on the tenth Contract Anniversary                        X      1.05
                                                                                        $142,528.28
               Verifying that the 5% Annual Increase Amount is within the maximum limit:
                   2 times Purchase Payments made in the first
                     five Contract Years: 2 x $100,000 =                                  $200,000
                   Reduced proportionately by the percentage of Contract Value
                     withdrawn:   ($20,000 / $160,000) = 0.125 x $200,000 =             -   25,000
                                                                                          $175,000

The MAV is greater than both of the Annual Increase Amounts, therefore, the Enhanced GMIB value on the tenth Contract Anniversary is equal to $157,500.

If the GMIB value is greater than your Contract Value on the Income Date, the Payee might receive a higher Annuity Payment if you use the GMIB value. However, the guaranteed fixed payout rates available with the GMIB value might be more conservative than the current fixed payout rates that are otherwise available. Therefore, the Annuity Payment the Payee would receive if you use the GMIB value might be less than the payment that would result from using the Contract Value, even if the GMIB value is greater than the Contract Value. We will use whichever amount produces the greatest Annuity Payment.

3.PURCHASE
--------------------------------------------------------------------------------


PURCHASE PAYMENTS

A Purchase Payment is the money you put into in the Contract during the Accumulation Phase. The Purchase Payment requirements for this Contract are as follows:

o   the minimum initial payment we will accept is $35,000.

o you can make additional Purchase Payments of any amount ($100 minimum if you select the automatic investment plan) any time during the Accumulation Phase prior to any owner's 81st birthday or until you exercise the GPWB (if applicable). You cannot make additional Purchase Payments after you exercise the GPWB, after an owner turns 81, or after the Income Date.

o the maximum cumulative amount we will accept without prior approval is $1 million (including amounts already invested in other Allianz Life of New York variable annuities).

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment. Both you and the Annuitant must be under age 81 on the Issue Date to purchase this Contract.

This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

When available, the Contract may be used in connection with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing the Contract through a qualified plan, you should consider purchasing this Contract for its death benefit, annuity benefits, and other non-tax deferral related benefits. Please consult a tax adviser for information specific to your circumstances to determine whether the Contract is an appropriate investment for you.

BONUS

During the Accumulation Phase, we will credit each Purchase Payment you make with a bonus of 6% at the time of payment. We will allocate your bonus and Purchase Payment to the Investment Choices you have selected. You cannot explicitly allocate your bonus separately from your Purchase Payments. After a withdrawal of Purchase Payments, a bonus is only applicable to additional Purchase Payment amounts in excess of all previous Purchase Payments withdrawn.

We will credit the bonus to your Contract subject to the following terms:

1) All bonus amounts and any gains or losses attributable to the bonus are treated as earnings under the Contract and are treated as such for purposes of income taxation and the withdrawal charge.

2) All gains and losses attributable to bonus amounts and the bonus are part of the Contract Value.

The bonus is not included in any of the guaranteed benefits that are based on Purchase Payments but it is included in the guaranteed benefits that are based on Contract Value. All bonus amounts are paid from our general account assets.

Contract charges are deducted from the total value of your Contract. Therefore, your Contract incurs expenses on the total Contract Value, which includes the bonus. If you cancel your Contract during the free look/right to examine period you will forfeit your bonus. It is possible upon withdrawal, particularly in a declining market and since charges will have been assessed against the higher amount (Purchase Payment plus bonus), that you will receive less money back than you would have if you had not received the bonus or not purchased a bonus Contract. We expect to profit from certain charges assessed under the Contract (i.e., the withdrawal charge and the mortality and expense risk charge).

AUTOMATIC INVESTMENT PLAN

The automatic investment plan (AIP) is a program that allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month, or the next Business Day. The minimum investment that you can make by AIP is $100. You may stop AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. AIP is not available for Qualified Contracts that fund a tax qualified plan under sections 401 or 403(b) of the Internal Revenue Code.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a Contract, we will allocate your Purchase Payment and bonus amounts to the Investment Choices you have selected. We ask that you allocate your money in either whole percentages or round dollars. Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional amounts. If you do not instruct us, we will allocate them in the same way as your most recent instructions to us. We will allocate the bonus the same way as the corresponding Purchase Payment. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the USAllianz Service Center. A change will be effective for payments received on or after we receive your notice or instructions.

We reserve the right to limit the number of Investment Options that you may invest in at one time. Currently, you may invest in up to ten Investment Options. We may change this in the future. However, we will always allow you to invest in at least ten Investment Options.

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.


TAX-FREE SECTION 1035 EXCHANGES

You generally can exchange one annuity contract for another in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. You also can generally exchange a life insurance product for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:

o you might have to pay a withdrawal charge on your previous contract; o there will be a new withdrawal charge period for this Contract; o other charges under this Contract may be higher (or lower); and o the benefits may be different.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange an existing life insurance product or another annuity contract for this one unless you determine that the exchange is in your best interest.

FAXED APPLICATIONS

We will accept applications delivered in writing, as well as via fax. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We do not currently accept applications delivered via e-mail, web site, or other electronic communications. This may be available in the future.


FREE LOOK/RIGHT TO EXAMINE

If you change your mind about owning a Contract, you can cancel it within ten days after receiving it. However, this time frame may be extended depending on the source of the funds and/or the qualification type of your Contract. When you cancel the Contract within this time period, we will not assess a withdrawal charge. You will receive your Contract Value less any bonus as of the day we receive your request. You will receive any gains or losses associated with the bonus. If you have purchased the Contract as an IRA however, we are required to give you back your Purchase Payment. If that is the case, we reserve the right to allocate your initial Purchase Payment to the USAZ Money Market Fund for 15 days after we receive it. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Choices you have selected on your application. The free look provision under the Contract is also called the right to examine.

ACCUMULATION UNITS

Your Contract Value in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also depend on the charges of the Contract. In order to keep track your Contract Value, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). If you select variable payouts during the Payout Phase of the Contract, we call this measurement an Annuity Unit.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment and bonus amount allocated to an Investment Option. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit your Contract with by dividing the amount of the Purchase Payment and bonus amount allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The net investment factor is determined by:

o dividing the net asset value of a subaccount at the end of the current period by the net asset value of the subaccount for the previous period; and

o multiplying it by one minus the amount of the M&E charge for the period and any charges for taxes.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Contract Value in the Investment Options by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together.

EXAMPLE: On Wednesday we receive an additional Purchase Payment of $3,000 from you and assume the bonus rate is 6%. When the New York Stock Exchange closes on that Wednesday, we determine that the value of a subaccount Accumulation Unit based on an investment in the Investment Option you chose is $13.25. We then divide $3,180 ($3,000 Purchase Payment plus $180 bonus amount) by $13.25 and credit your Contract on Wednesday night with 240 subaccount Accumulation Units for the Investment Option you chose.


4.Investment Options
-------------------------------------------------------------------------------


The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future we may add, eliminate or substitute Investment Options.

YOU SHOULD READ THE INVESTMENT OPTION'S PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Option prospectuses. To obtain a current prospectus for any of the Investment Options call either your registered representative (or us at the toll free number listed at the back of this prospectus). We will send copies of the Investment Option's prospectuses to you with your Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option in Appendix A. For more information about share classes, see the Investment Option's prospectuses.

The investment objectives and policies of certain Investment Options may be similar to the investment objectives and policies of other portfolios that the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same investment advisers and objectives.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more suitable to your needs. For more information about these contracts, please contact our Service Center.

The following is a list of the Investment Options available under the Contract, the investment advisers and sub-advisers for each Investment Option, the investment objectives for each Investment Option and the primary investments of each Investment Option.


                                                     INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                    ASSET CATEGORIES
                                           -----------------------------------

Investment Management      Investment             SB  S  CE   IT  HB  IE  L  L  L  S  M   Objective(s) Primary Investments
Company                    Option                 ho  p  aq   ne  io  nq  a  a  a  m  i
----------------------                            on  e  su   tr  gn  tu  r  r  r  a  d
                                                  rd  c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                               ts  i   v   r    s  rt  e  e  e  l  C
                                                  -   a   a   mB  Y   ny              a
                                                  T   l   l   eo  i   a   B  V  G  C  p
                                                  e   t   e   dn  e   t   l  a  r  a
                                                  r   y   n   id  l   i   e  l  o  p
                                                  m       t   as  d   o   n  u  w
                                                              t       n   d  e  t
                                                              e       a         h
                                                                      l
                  ----------------------- ---- -- -- --- --- --- -- -- --- -- -- ---------------- --------------------------------
   AIM                    USAZ AIM Basic Value                               X          Long-term     At least 65% of total assets
   o managed by           Fund                                                          growth of     in equity securities of U.S.
     USAllianz Advisers,                                                                capital       issuers that have market
     LLC/ A I M Advisors,                                                                             capitalizations of greater
     Inc.                                                                                             than $500 million and that the
                                                                                                      portfolio managers believe to
                                                                                                      be undervalued.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ AIM Blue Chip                                    X       Long-term     At least 80% of net assets in
                          Fund                                                          growth of     the common stocks of blue chip
                                                                                        capital       with a  companies.
                                                                                        secondary
                                                                                        objective of
                                                                                        current income
                         -----------------------------------------------------------------------------------------------------------
                          USAZ AIM Dent               X                                 Long-term     Investment in securities of
                          Demographic Trends                                            growth of     companies that are likely to
                          Fund                                                          capital       benefit from changing demo-
                                                                                                      graphic,economic and lifestyle
                                                                                                      trends. May invest up to 25%
                                                                                                      of total assets in foreign
                                                                                                      securities which no more than
                                                                                                      15% of its total assets may be
                                                                                                      invested in securities of
                                                                                                      companies domiciled  in
                                                                                                      developing countries.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ AIM                                    X                 Long-term     At least 80% of net assets in
                          International Equity                                          growth of     marketable equity securities
                          Fund                                                          capital       of foreign companies that are
                                                                                                      listed on a recognized foreign
                                                                                                      securities exchange or traded
                                                                                                      in a foreign over-the-counter
                                                                                                      market.
 -----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein       USAZ                                               X          Long-term     At least 65% in dividend
  o  managed by           AllianceBernstein                                             growth of     paying stocks of large
     USAllianzAdvisers,   Growth and Income Fund                                        capital       well-established "blue chip"
     LLC/Alliance Capital                                                                             companies.
     Management L.P.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ                                                  X       Long-term     At least 80% of net assets in
                          AllianceBernstein                                             growth of     equity securities of U.S.
                          Large Cap Growth Fund                                         capital       companies judged by adviser
                                                                                                      likely to achieve superior
                                                                                                      earnings growth.
   ---------------------------------------------------------------------------------------------------------------------------------
  Davis                   Davis VA Financial          X                                 Growth of     At least 80% in common stock
   o  managed by Davis    Portfolio                                                     capital       of companies "principally
      Advisors                                                                                        engaged" in financial services
                         -----------------------------------------------------------------------------------------------------------
                          Davis VA Value                                     X          Growth of     Common stock of U.S. companies
                          Portfolio                                                     capital       with market capitalizations of
                                                                                                      at  least $10 billion, which
                                                                                                      adviser believes are of  high
                                                                                                      quality and  whose  shares are
                                                                                                      selling at attractive prices,
                                                                                                      stocksare selected with the
                                                                                                      intention of holding them for
                                                                                                      the long term.
 -----------------------------------------------------------------------------------------------------------------------------------
     Dreyfus              Dreyfus IP Small Cap                                     X    Match         Invests in a representative
   o  managed by The      Stock Index Portfolio                                         performance   sample of stocks included in
      Dreyfus Corporation                                                               of the        the S&P Small Cap 600 Index,
                                                                                        Standard &    and in futures whose
                                                                                        Poors Small   performance is related to the
                                                                                        Cap 600       index, rather than attempt to
                                                                                        Index         replicate the index.
                         -----------------------------------------------------------------------------------------------------------
                          Dreyfus Stock Index                             X             Match total   Invests in all 500 stocks in
                          Fund                                                          return of     the S&P 500 in proportion to
                                                                                        the S&P 500   their weighting in the index.
                                                                                        Composite
                                                                                        Stock Price
                                                                                        Index
 -----------------------------------------------------------------------------------------------------------------------------------
   Franklin Templeton     Franklin Global             X                                 Capital       At least 80% of net assets in
   o  managed by          Communications                                                appreciation  investments of communications
      Franklin            Securities Fund                                               and current   companies. Communications
      Advisers, Inc.                                                                    income        companies are those that are
                                                                                                      primarily engaged in providing
                                                                                                      the  distribution, content and
                                                                                                      equipment related  to the
                                                                                                      creation, transmission or
                                                                                                      processing of information.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Growth and                             X             Capital       Invests mainly in a broadly
                          Income Securities Fund                                        appreciation, diversified portfolio of
                                                                                        with current  equity securities that the
                                                                                        income as a   Fund's manager considers to be
                                                                                        secondary     financially strong but
                                                                                        goal          undervalued by the market.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin High Income                    X                     High current  Invests mainly in debt
                          Fund                                                          income with   securities offering high yield
                                                                                        capital       and expected total return,
                                                                                        appreciation  including securities that are
                                                                                        as a          rated below investment grade
                                                                                        secondary     or unrated.
                                                                                        goal
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Income                         X                     Maximize      Normally invests in corporate
                          Securities Fund                                               income while  and government bonds and in
                                                                                        maintaining   equity securities that have
                                                                                        prospects for attractive dividend yields.
                                                                                        capital
                                                                                        appreciation
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Large Cap                                    X       Capital       At least 80% of net assets in
                          Growth Securities Fund                                        appreciation  investments of large
                                                                                                      capitalization  companies. For
                                                                                                      this Fund, large cap companies
                                                                                                      are those with market cap
                                                                                                      values within those of the top
                                                                                                      50% of companies in the
                                                                                                      Russell 100 Index, at the
                                                                                                      time of purchase.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Real Estate        X                                 Capital       At least 80% of net assets in
                          Fund                                                          appreciation  investments of companies
                                                                                        with current  operating in the real estate
                                                                                        income as a   sector. The Fund invests
                                                                                        secondary     primarily in equity real
                                                                                        goal          estate investment trusts
                                                                                                      (REITs).
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin Rising                                             X Long-term     At least 80% of net assets in
      Franklin            Dividends Securities                                          capital       investments of companies that
      Advisory            Fund                                                          appreciation. have paid rising dividends.
      Services, LLC                                                                     Preservation
                                                                                        of capital is
                                                                                        an important
                                                                                        secondary
                                                                                        consideration
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin Small Cap                                       X    Long-term     At least 80% of net assets in
      Franklin            Fund                                                          capital       investments of small
      Advisers, Inc.                                                                    growth        capitalization companies. For
                                                                                                      this Fund,small cap companies
                                                                                                      are those with market
                                                                                                      capitalization values not
                                                                                                      exceeding (i) $1.5 billion;or
                                                                                                      (ii) the highest market
                                                                                                      capitalization value in the
                                                                                                      Russell 2000(R)Index;whichever
                                                                                                      is greater at the time of
                                                                                                      purchase.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin Small Cap                                       X    Long term     At least 80% of net assets in
      Franklin            Value Securities Fund                                         total return  investments of small
      Advisory                                                                                        capitalization companies. For
      Services, LLC                                                                                   this Fund, small cap companies
                                                                                                      are those with market cap
                                                                                                      values not exceeding 2.5
                                                                                                      billion, at the time of
                                                                                                      purchase. The  Fund's manager
                                                                                                      invests in small companies
                                                                                                      that it believes are
                                                                                                      undervalued.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin U.S.           X                                     Income        At least 80% of its net assets
      Franklin            Government Fund                                                             in U.S. government securities,
      Advisers, Inc.                                                                                  primarily fixed and variable
                                                                                                      rate mortgage-backed
                                                                                                      securities, a substantial
                                                                                                      portion of which is in Ginnie
                                                                                                      Maes.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Zero Coupon    X                                     As high an    At least 80% of net assets in
                          Fund 2005                                                     investment    zero coupon debt securities,
                                                                                        return as is  primarily U.S.Treasury-issued
                                                                                        consistent    stripped securities and
                                                                                        with capital  stripped securities issued by
                                                                                        preservation  the U.S. government and its
                                                                                                      agencies and
                                                                                                      instrumentalities.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Zero Coupon                X                         As high an    At least 80% of net assets in
                          Fund 2010                                                     investment    zero coupon debt securities,
                                                                                        return as is  primarily U.S.Treasury-issued
                                                                                        consistent    stripped securities and
                                                                                        with capital  stripped securities issued by
                                                                                        preservation  the U.S. government and its
                                                                                                      agencies and
                                                                                                      instrumentalities.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Mutual Discovery                            X                 Capital       Invests mainly in U.S. and
      Franklin Mutual     Securities Fund                                               appreciation  foreign equity securities of
      Advisers, LLC                                                                                   companies that the Fund's
                                                                                                      manager believes are available
                                                                                                      at market prices less than
                                                                                                      their intrinsic value, based
                                                                                                      on certain recognized or
                                                                                                      objective criteria; including
                                                                                                      undervalued stocks,
                                                                                                      restructuring companies and
                                                                                                      distressed companies.
                         -----------------------------------------------------------------------------------------------------------
                          Mutual Shares                                               X Capital       Invests mainly in U.S. equity
                          Securities Fund                                               appreciation, securities that the Fund's
                                                                                        with income   manager believes are available
                                                                                        as a          at market prices less than
                                                                                        secondary     their intrinsic value based on
                                                                                        goal          certain recognized or
                                                                                                      objective criteria, including
                                                                                                      undervalued stocks,
                                                                                                      restructuring companies
                                                                                                      and distressed companies.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Templeton Developing        X                                 Long-term     At least 80% of net assets in
      Templeton           Markets Securities                                            capital       emerging market investments,
      Asset               Fund                                                          appreciation  primarily equity securities.
      Management, Ltd.
 -----------------------------------------------------------------------------------------------------------------------------------
   o   managed by         Templeton Foreign                           X                 Long-term     At least 80% of net assets in
       Templeton          Securities Fund                                               capital       investments, primarily equity
       Investment                                                                       growth        securities, of issuers located
       Counsel, LLC                                                                                   outside the U.S., including
                                                                                                      those in emerging markets.
 -----------------------------------------------------------------------------------------------------------------------------------
   o   managed by         Templeton Growth                            X                 Long-term     Invests mainly in equity
       Templeton          Securities Fund                                               capital       securities of companies
       Global  Advisors                                                                 growth        located anywhere in the world,
       Limited                                                                                        including those in the U.S.
                                                                                                      and in emerging markets.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ Templeton                              X                 Long-term     At least 80% of net assets in
      USAllianz           Developed Markets Fund                                        capital       equity securities of companies
      Advisers, LLC/                                                                    appreciation  located in any developed
      Templeton                                                                                       country outside the U.S., with
      Investment                                                                                      particular areas of interest
      Counsel, LLC                                                                                    in Western Europe, Australia,
                                                                                                      Canada, New Zealand, Hong
                                                                                                      Kong, Japan, Bermuda and
                                                                                                      Singapore.
 -----------------------------------------------------------------------------------------------------------------------------------
   Jennison               Jennison 20/20 Focus                                  X       Long-term     Invests in up to 20 value
   o  managed by          Portfolio                                                     growth of     stocks and 20 growth stocks of
      Prudential                                                                        capital       mid-to-large size U.S.
      Investments Fund                                                                                companies.
      Management
      LLC/Jennison
      Associates, LLC
                         -----------------------------------------------------------------------------------------------------------
                          SP Jennison                                 X                 Long-term     Equity-related securities of
                          International Growth                                          growth of     foreign issuers.
                          Portfolio                                                     capital
                         -----------------------------------------------------------------------------------------------------------
                          SP Strategic Partners                           X             Long-term     At least 65% of total assets
                          Focused Growth                                                growth of     in equity-related securities
                          Portfolio                                                     capital       of U.S. companies that the
                                                                                                      adviser believes to have
                                                                                                      strong capital appreciation
                                                                                                      potential.
 -----------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer            Oppenheimer Global                          X                 Long-term     Securities - mainly common
   o  managed by          Securities Fund/VA                                            capital       stocks, but also other equity
      Oppenheimer Funds,                                                                appreciation  securities including preferred
      Inc.                                                                                            stocks and securities
                                                                                                      convertible into common stock
                                                                                                      -of foreign issuers, "growth
                                                                                                      -type" companies, cyclical
                                                                                                      industries and special
                                                                                                      situations the adviser
                                                                                                      believes offer appreciation
                                                                                                      possibilities.
                         -----------------------------------------------------------------------------------------------------------
                          Oppenheimer High                        X                     High level    High-yield fixed-income
                          Income Fund/VA                                                of current    securities of domestic and
                                                                                        income        foreign issuers.
                         -----------------------------------------------------------------------------------------------------------
                          Oppenheimer Main                                X             High total    Common stocks of U.S.
                          Street  Fund/VA                                               return (which companies; other equity
                                                                                        includes      securities -- such as
                                                                                        growth in the preferred stocks and
                                                                                        value of its  securities convertible into
                                                                                        shares as     common stocks; debt
                                                                                        well as       securities.
                                                                                        current income)
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ Oppenheimer                                         X    Capital       Invests in companies that have
      USAllianz Advisers, Emerging Growth Fund                                          appreciation  the potential to become
      LLC/Oppenheimer                                                                                 leaders in new emerging
      Funds, Inc.                                                                                     markets.
 -----------------------------------------------------------------------------------------------------------------------------------
                          USAZ Oppenheimer Emerging    X                                Superior long At least 80% of assets in
                          Technologies Fund                                             term growth   securities of companies
                                                                                        of capital    involved with innovative
                                                                                                      technologies.
------------------------------------------------------------------------------------------------------------------------------------
   PIMCO                  PIMCO VIT High Yield                    X                     Maximum total At least 80% of assets in
   o  managed by          Portfolio                                                     return,       high-yield securities ("junk
      Pacific Investment                                                                consistent    bonds")rated below investment
      Management Company                                                                with          grade, but at least "B" by
      LLC                                                                               preservation  Moody's or S&P.
                                                                                        of capital and
                                                                                        prudent
                                                                                        investment
                                                                                        management
                         -----------------------------------------------------------------------------------------------------------
                          PIMCO VIT Real Return               X                         Maximum real  At least 65% of its total
                          Portfolio                                                     return,       assets in inflation-indexed
                                                                                        consistent    bonds of varying maturities
                                                                                        with          issued by the U.S. and
                                                                                        preservation  non-U.S. governments, their
                                                                                        of real       agencies or instrumentalities,
                                                                                        capital and   and corporations.
                                                                                        prudent
                                                                                        investment
                                                                                        management
                         -----------------------------------------------------------------------------------------------------------
                          PIMCO VIT StocksPLUS                                  X       Total return  Substantially in S&P 500
                          Growth and Income                                             exceeding     derivatives, backed by a
                          Portfolio                                                     that of the   portfolio of fixed income
                                                                                        S&P 500       instruments.
                         -----------------------------------------------------------------------------------------------------------
                          PIMCO VIT Total                     X                         Maximum total At least 65% of assets in
                          Return Portfolio                                              return,       fixed income instruments of
                                                                                        consistent    varying maturities.
                                                                                        with
                                                                                        preservation
                                                                                        of capital and
                                                                                        prudent
                                                                                        investment
                                                                                        management
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ PIMCO NFJ Small                                     X    Long-term     At least 80% of its assets in
      USAllianz Advisers, Cap Value Fund                                                growth of     companies with market
      LLC/ NFJ Investment                                                               capital and   capitalization of between $100
      Group LP and PIMCO                                                                income        million and $1.5 billion at
      Advisors Retail                                                                                 the time of investment.
      Holdings LLC

 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ PIMCO PEA Growth                           X             Long-term     At least 65% of its total
      USAllianz Advisers, & Income Fund                                                 growth of     assets in common stocks of
      LLC/PIMCO Equity                                                                  capital ;     companies with market
      Advisors, LLC                                                                     secondary     capitalizations of more than
                                                                                        emphasis on   $1 billion at the time of
                                                                                        income        investment.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ PIMCO PEA                                              X Long-term     At least 65% of total assets
                          Renaissance Fund                                              growth of     in common stocks of companies
                                                                                        capital and   with below-average valuations
                                                                                        income        whose business fundamentals
                                                                                                      are expected to improve.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ PIMCO PEA Value                               X          Long-term     At least 65% of its total
                          Fund                                                          growth of     assets in common stocks of
                                                                                        capital and   companies with market
                                                                                        income        capitalizations of more than
                                                                                                      $5 billion at the time of
                                                                                                      investment.
 -----------------------------------------------------------------------------------------------------------------------------------
   Seligman               Seligman Small-Cap                                       X    Long-term     At least 80% of net assets in
   o  managed by J. & W.  Value Portfolio                                               capital       common stocks of "value"
      Seligman & Co.                                                                    appreciation  companies with small market
      Incorporated                                                                                    capitalization (up to $2
                                                                                                      billion) at the time of
                                                                                                      purchase  by the  portfolio.
 -----------------------------------------------------------------------------------------------------------------------------------
   USAZ                   USAZ Money Market Fund         X                              Current       At least 80% of total assets
   o  managed by                                                                        income        in portfolio of high quality,
      USAllianz Advisers LLC/                                                           consistent    money market investments.
      Prudential                                                                        with stability
      Investment                                                                        of principal
      Management, Inc.
 -----------------------------------------------------------------------------------------------------------------------------------
   Van Kampen
   o managed by           USAZ Van Kampen                                             X Capital       At least 65% of total assets
     USAllianz Advisers,  Aggressive Growth Fund                                        growth        in common stocks and other
     LLC/Van Kampen                                                                                   equity securities the adviser
     Investment Advisory                                                                              believes have an above-average
     Corp.                                                                                            potential for capital growth.
 -----------------------------------------------------------------------------------------------------------------------------------
   o managed by           USAZ Van Kampen                                    X          Capital       Invests primarily in equity
     USAllianz Advisers,  Comstock Fund                                                 growth and    securities, including common
     LLC/Van Kampen                                                                     income        stocks, preferred stocks and
     Asset Management                                                                                 securities convertible into
     Inc.                                                                                             common and preferred stocks.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ Van Kampen                                       X       Capital       Invests primarily  in a
                          Emerging Growth Fund                                          appreciation  portfolio of common stocks of
                                                                                                      emerging growth companies.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ Van Kampen                             X                 Long term     Invests primarily in a
                          Global Franchise Fund                                         capital       non-diversified portfolio of
                                                                                        appreciation  publicly traded equity
                                                                                                      securities  of issuers
                                                                                                      located throughout the
                                                                                                      world that it believes  have,
                                                                                                      among other things, resilient
                                                                                                      business franchises and growth
                                                                                                      potential.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ Van Kampen                                    X          Income and    Invests primarily in
                          Growth and Income Fund                                        long-term     income-producing equity
                                                                                        growth of     securities, including common
                                                                                        capital       stocks and convertible
                                                                                                      securities; also in non-
                                                                                                      convertible  preferred
                                                                                                      stocks and debt  securities
                                                                                                      rated "investment  grade."
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ Van Kampen                                             X Capital       Invests primarily in common
      USAllianz Advisers  Growth Fund                                                   growth        stocks and other equity
      LLC/Van Kampen                                                                                  securities of growth
      Investment Advisory                                                                             companies.
      Corp.
 -----------------------------------------------------------------------------------------------------------------------------------

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies, which may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate (USAllianz Investor Services, LLC, the principal underwriter for the Contracts), are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others. The amounts we receive under these arrangements may be significant. In addition, our affiliate USAllianz Investor Services, LLC, may receive 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of the Investment Options you have selected. We may make substitutions with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant. We also may close Investment Options to allocations of Purchase Payments or Contract Value, or both, at any time and at our sole discretion. The fund companies, which sell shares of the Investment Options to us pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us. We may not substitute any shares without notice to you and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.

TRANSFERS

You can make transfers among the Investment Choices subject to certain restrictions. Transfers may be subject to a transfer fee (for more information see section 6, Expenses - Transfer Fee). We currently allow you to make as many transfers as you want to each year. We may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to an Investment Option. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the investment adviser's or our judgment, an Investment Option would be unable to invest effectively in accordance with its investment objectives and policies. Excess trading activity can disrupt fund management strategy and increase expenses, which are borne by all Contract Owners who allocated Purchase Payments or made transfers to the Investment Option, regardless of their activity. There is no minimum required transfer amount.

The following applies to any transfer:

1. We may choose not to allow you to make transfers during the free look/right to examine period.

2. Your request for a transfer must clearly state:

    o which Investment Choices are involved in the transfer; and

    o how much the transfer is for.

3. You cannot make any transfers within seven calendar days prior to your Income Date.

4. After the Income Date, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

5. After the Income Date, you can make at least one transfer from a variable Annuity Option to a fixed Annuity Option.

6. Your right to make transfers is subject to modification if we determine, in our sole discretion, that the exercising of the right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. We may apply restrictions in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the disadvantage of other Contract Owners. The modifications that we could apply to transfers may include, but are not limited to:

o  the requirement of a minimum time period between each transfer;

o not accepting a transfer request from a registered representative acting on behalf of more than one Contract Owner;

o  limiting the dollar amount that you may transfer at any one time; or

o  not accepting transfer requests received by telephone or fax.

If we impose a minimum time period between each transfer or if we limit the dollar amount of a transfer and/or restrict the telephone/fax privileges, we will notify you in writing. If we impose any of these restrictions, we may require you to submit instructions in writing.

If we reject a transfer, we will call your registered representative to request alternate instructions. If we are unable to contact your registered representative, we will contact you directly.

We reserve the right to modify the transfer provisions at any time without prior notice to any party subject to the guarantees described above and subject to applicable state law.


Certain Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Contract Owner requesting the transfer has engaged or is engaging in market timing or other abusive trading activities. In this event, the transfer may be delayed for one or more Business Days. This restriction would only apply to a transfer between two affiliated Investment Options, and in no event would it restrict a withdrawal from an Investment Option. If we receive a transfer instruction that we cannot implement for a period of time because of transfer restrictions, we will implement the instruction in accordance with the transfer restriction policy of the applicable Investment Option. In this event, you will receive a confirmation showing the date and the Accumulation Unit Value at which we effected the transaction. We do not assume any responsibility for any delay in order entry caused by an Investment Option's transfer restriction policy. You should review the Investment Option prospectuses regarding any applicable transfer restrictions.


TELEPHONE TRANSFERS. You can make transfers by telephone or by fax. We may allow you to authorize someone else to make transfers by telephone or fax on your behalf. We will accept instructions from either you or a Joint Owner, unless you instruct us otherwise. We will use reasonable procedures to confirm that instructions given us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions. We reserve the right to discontinue or modify the telephone/fax transfer privilege at any time and for any reason.

We do not currently accept transfer instructions via e-mail, web site, or other electronic communications. This service may be available in the future

Please note that telephone, fax and/or electronic communications may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

EXCESSIVE TRADING. We may allow you to give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for multiple Contract Owners, the result can be simultaneous transfers involving large amounts of Contract Value. Such transfers can disrupt the orderly management of the Investment Options, can result in higher costs to Contract Owners, and generally are not compatible with the long-range goals of Contract Owners. We believe that such simultaneous transfers effected by such third parties may not be in the best interests of all Contract Owners and the management of the Investment Options share this position. Therefore, we may place restrictions designed to prevent any use of a transfer right which we consider to be to the disadvantage of the Contract Owners.

DOLLAR COST AVERAGING (DCA) PROGRAM

The DCA program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Choice to other Investment Options. The Investment Option you transfer from may not be the Investment Option(s) you transfer to in this program. You cannot dollar cost average to any of the Investment Choices available under our general account. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

There may be two DCA program options. The first option is the DCA fixed option. It is available only on New Contracts for a period of either six or 12 months for both initial and additional Purchase Payments. Under the DCA fixed option you will receive a fixed interest rate on the Purchase Payment you allocate to this option. This fixed interest rate is guaranteed for the period (six or 12 months) by us. THE DCA FIXED OPTION IS NOT AVAILABLE TO YOU IF YOU SELECT A GUARANTEED BENEFIT PACKAGE.

The second option is the standard DCA option. It requires a $1,500 minimum allocation and participation for at least six months. For New Contracts, only the variable Investment Options are available with this option.

All DCA transfers will be made on the tenth day of the month unless that day is not a Business Day. If it is not, then the transfer will be made the next Business Day. You may elect to participate in this program by properly completing the DCA form provided by us. Your participation in the program will end when any of the following occurs:

o   the number of desired transfers has been made;

o you do not have enough money in the Investment Choice(s) to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

o you request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month); or

o   the Contract is terminated.

If you participate in the DCA program, there are no fees for the transfers we make under this program, we do not currently count these transfers against the free transfers we allow, and you will not be charged additional fees for participating in or terminating this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

FLEXIBLE REBALANCING

You may choose to have us rebalance you account. Once your money has been invested in the Contract, the performance of your selected Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The Investment Choices available under our general account are not part of the flexible rebalancing program. You can direct us to automatically readjust your Contract Value in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month unless that day is not a Business Day. If it is not, then the transfer will be made on the previous Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers we make under this program, we do not currently count these transfers against any free transfers we allow, and you will not be charged additional fees for participating in this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To terminate your participation in this program, your request must be received at the Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS

If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of your Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal from the value of your Contract to pay for the services of the financial adviser. Any fee that is withdrawn will be treated as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution, it may be included in your gross income for federal tax purposes and, if you are under age 59 1/2, may be subject to a tax penalty. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from the adviser. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions.

VOTING PRIVILEGES

We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that it is no longer required to comply with the above, we will vote the shares in our own right.


5.Our General ACCOUNT
--------------------------------------------------------------------------------


Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

Old Contracts offer a Fixed Account as an Investment Choice under our general account during the Accumulation Phase. New Contracts only currently offer a DCA fixed option as an Investment Choice under our general account during the Accumulation Phase. Any amounts you allocate to these Investment Choices under our general account become part of our general account. Additionally, any amounts that you allocate to fixed Annuity Payments under either Old or New Contracts during the Payout Phase become part of our general account.

THE GENERAL ACCOUNT INVESTMENT CHOICES ARE NOT AVAILABLE TO YOU DURING THE ACCUMULATION PHASE IF YOU SELECT A GUARANTEED BENEFIT PACKAGE.

We may change the terms of the Investment Choices available under our general account in the future. Please contact us for the most current terms.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.


6.EXPENSES
--------------------------------------------------------------------------------


There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

MORTALITY AND EXPENSE RISK (M&E) CHARGE

Each Business Day during the Accumulation Phase, we make a deduction from your Separate Account assets for M&E charges. We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. We calculate the charges as a percentage of the average daily assets invested in a subaccount on an annual basis.

                                          M&E CHARGE
                         ---------------------------------------------
                            TRADITIONAL ENHANCED GBP
                            NO GBP           GBP
Traditional GMDB             1.90%          2.10%          2.60%
Enhanced GMDB                2.10%          2.25%          2.75%

The Traditional GBP consists of:

o        The Traditional Guaranteed Minimum Income Benefit (GMIB), and
o        The Traditional Guaranteed Partial Withdrawal Benefit (GPWB).

The Enhanced GBP consists of:

o        The Enhanced GMIB, and
o        The Enhanced GPWB.

If you exercise the GPWB, the increased M&E charges associated with the GBP will continue until the GPWB endorsement terminates and the increased M&E charges associated with the Enhanced GMDB will continue as long as the GMDB value is greater than zero.


During the Payout Phase, the M&E charge is 1.90% of the average daily assets invested in a subaccount on an annual basis, regardless of the benefit options that apply. The amount of the M&E charge is less during the Payout Phase because we do not pay a death benefit separate from benefits under the Annuity Option if you die during the Payout Phase.

This charge compensates us for all the insurance benefits provided by your Contract, for example:

o        our contractual obligation to make Annuity Payments,
o        the death benefits,
o        certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charge is sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

We deduct a higher M&E charge to cover the cost of providing the bonus. The increase is equal, on an annual basis to 0.50% of the average daily assets invested in a subaccount. We expect to recoup the cost of the bonus through collection of these higher charges. Over time the amount of the bonus may be offset by these higher charges.

CONTRACT MAINTENANCE CHARGE

On each Contract Anniversary, we deduct $30 from the Contract Value as a contract maintenance charge. The charge is assessed on the last day of each Contract Year. The charge is deducted pro rata from the Investment Choices as set out in your Contract.

We will not deduct the charge if your Contract Value is at least $100,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $100,000, we will not assess the contract maintenance charge. Currently, the charge is also waived during the Payout Phase if your Contract Value on the Income Date is $100,000. If the Contract is owned by a non-individual (e.g., a qualified plan or a trust), we will look to the Annuitant to determine whether to assess the charge.

If you make a full withdrawal from your Contract other than on a Contract Anniversary, we will deduct the full contract maintenance charge. During the Payout Phase we will collect the charge monthly out of each Annuity Payment.

The charge is for administrative expenses associated with the distribution and maintenance of the Contracts.

WITHDRAWAL CHARGE

During the Accumulation Phase, you can make withdrawals from your Contract. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within nine years before the withdrawal. The withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may also be referred to as surrenders.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis. We treat amounts withdrawn from your Contract in the following order:

1. First, we withdraw any Purchase Payments under the partial withdrawal privilege and do not assess a withdrawal charge on these payments.

2. Then, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (i.e. Purchase Payments that are nine or more years old). We do not assess a withdrawal charge on these Purchase Payments.

3. Next, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these payments. However, withdrawing payments on a FIFO basis may help reduce the amount of the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.

4. Finally, we withdraw any Contract earnings. Bonuses and any earnings thereon are treated as earnings under the Contract for purposes of the withdrawal charge. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment you make and the amount of the withdrawal charge depends upon the length of time since you made your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is:

                            NUMBER OF COMPLETE
                           YEARS SINCE PURCHASE
                              PAYMENT RECEIPT              CHARGE
                                      0                     8.5%
                                      1                     8.5%
                                      2                     8.5%
                                      3                     8.0%
                                      4                     7.0%
                                      5                     6.0%
                                      6                     5.0%
                                      7                     4.0%
                                      8                     3.0%
                               9 years or more              0.0%


For a partial withdrawal that is subject to a withdrawal charge, the amount deducted for the withdrawal charge will be a percentage of the requested withdrawal amount.

EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a 7% withdrawal charge. The withdrawal charge is $70.00 for a total withdrawal amount of $1,070.00.

After we have had a Purchase Payment for nine full years there is no charge if you withdraw that Purchase Payment. We calculate the withdrawal charge at the time of each withdrawal. For partial withdrawals, we deduct the charge from the remaining Contract Value and we deduct it pro rata from the Investment Choices. We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. The withdrawal charge compensates us for expenses associated with selling the Contract.

The withdrawal charge is higher and extends for a longer period of time due to the bonus. We expect to recoup the cost of the bonus through collection of these higher charges. If you make a withdrawal while the withdrawal charge applies, the proceeds you receive may be lower than if you had purchased an annuity without a bonus.

WITHDRAWALS MAY BE SUBJECT TO A 10% PENALTY TAX IN ADDITION TO ANY INCOME TAXES DUE.

NOTE: FOR TAX PURPOSES, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

PARTIAL WITHDRAWAL PRIVILEGE. This privilege allows you to withdraw a percentage of your Purchase Payments (not including any bonus) each Contract Year without incurring a withdrawal charge. If you exercise the GPWB (if applicable), the partial withdrawal privilege will no longer apply. Each Contract Year after the first Contract Year and before you exercise your GPWB (if applicable):

o you can make multiple withdrawals of up to 10% of your Purchase Payments (not including any bonus);

o less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge, and

o we will not deduct a withdrawal charge.

This privilege is non-cumulative, which means that if you do not use your 10% privilege in a given Contract Year, it does not carry over to the next year. If you make a withdrawal of more than this amount, the excess amount may be subject to a withdrawal charge. If you take a full withdrawal, the partial withdrawal privilege will apply and you will receive 10% of your Purchase Payments (not including any bonus and less any previous withdrawals taken in the current Contract Year that were not subject to a withdrawal charge) without charge.

The systematic withdrawal or minimum distribution programs may also allow you to make withdrawals without the deduction of the withdrawal charge under certain circumstances. However, if you exercise the GPWB (if applicable), these programs will no longer apply. You also cannot use these programs and the partial withdrawal privilege in the same Contract Year. See section 8, Access to Your Money for a description of the systematic withdrawal and minimum distribution programs.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge when the Contract is sold under circumstances that reduce our sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director or employee of Allianz Life of New York or any of its affiliates. Also, we may reduce or not deduct a withdrawal charge when a Contract is sold by an agent of Allianz Life of New York to any members of his or her immediate family and the commission is waived. Our prior approval is required for any reduction or elimination of the withdrawal charge.

TRANSFER FEE

You can make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently we deduct this fee only during the Accumulation Phase, but we reserve the right to also deduct this fee during the Payout Phase. We also reserve the right to restrict the number of transfers to 12 transfers per Contract Year. We will deduct the transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionally from the source accounts if you transfer less than the entire amount in the account. If the transfer is part of the DCA or flexible rebalancing programs, there is no fee for the transfer and the transfer will not currently count against any free transfers we allow.

PREMIUM TAXES

Premium taxes are not generally applicable to your Contract since they are not currently assessed in the state of New York. However, we reserve the right to make a deduction from your Contract Value for these taxes if the State of New York enacts legislation requiring premium tax payments or if the Contract Owner lives in a state where premium tax is applicable. In states where the premium tax applies, it is our current practice not to charge you for these taxes until the Income Date, until you make a full withdrawal or you die. We may change this practice in the future and charge you for the tax when it is due. Premium taxes are generally 3.5% or less depending on the state.

INCOME TAXES

We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES

There are deductions from the assets of the various Investment Options for operating expenses (including management fees), that are described in the table of annual operating expenses for each Investment Option that appears in the appendix of this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Payout Phases if you make allocations to the Investment Options.


7.TAXES
--------------------------------------------------------------------------------


NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as tax deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract - Qualified or Non-Qualified (see the following discussion).

If you do not purchase the Contract under a tax qualified retirement plan your Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and income may be taxed as ordinary income every year.

QUALIFIED CONTRACTS

If you purchase the Contract under a pension or retirement plan that is qualified under the Code, your Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

We currently issue the following types of Qualified Contracts:

o TRADITIONAL INDIVIDUAL RETIREMENT ANNUITY. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Contract Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase.

o SIMPLIFIED EMPLOYEE PENSION (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

o ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Contract Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2(subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

o TSAS OR 403(B) CONTRACTS. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. 90-24 transfers from existing TSA or 403(b) Contracts are the only currently accepted contributions under a TSA or 403(b) Contract. However, this may change in the future.

QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under sections of the Code where the assets are invested under this Contract. The plan is both the Contract Owner and the Beneficiary. The authorized signatory for the plan must make representation to us that the plan is qualified under the Code on the Issue Date and will continue to be qualified for the entire Accumulation Phase of the Contract. The qualified plan may designate a third party administrator to act on its behalf. The plan is responsible for all tax reporting.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified deferred annuity contracts that are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

You, as the owner, generally will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as Annuity Payments. When you make a withdrawal, you are generally taxed on the amount of the withdrawal from your Contract that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the Annuity Payments. Annuity Payments received after the Payee has received all of the Purchase Payment are fully included in income.

If the value of your Contract exceeds your Purchase Payment, any withdrawal generally will be included in taxable income to the extent of earnings in your Contract. The Code also provides that any amount received under an annuity Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is included in income. Some distributions will be exempt from the penalty. There is an exception to this 10% penalty tax for amounts:

1) paid on or after you reach age 59 1/2;

2) paid after you die;

3) paid if you become totally disabled (as that term is defined in the Code);

4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5) paid as Annuity Payments under an immediate annuity; or

6) that come from Purchase Payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of Annuity Payments made after the partial withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above.

DISTRIBUTIONS -- QUALIFIED CONTRACTS

The Internal Revenue Service has issued new final and proposed regulations regarding required distributions from tax qualified retirement plans. You should consult with your qualified plan sponsor and tax adviser to determine how these new rules affect the distribution of your benefits. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs.

The Code also provides that any amount received under a Qualified Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is included in income. Some distributions will be exempt from the penalty. There is an exception to this 10% penalty tax for:

1)   distributions made on or after the date you reach age 59 1/2;

2) distributions following your death or disability (for this purpose disability is as defined in Section 72(m)(7) of the Code);

3) distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;

4) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the taxable year for medical care;

5)   distributions made on account of an IRS levy upon the Qualified Contract;

6) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

7) distributions from an IRA made to you to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the taxable year;

8) distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code); and

9) for TSA or 403(b) Contracts, distributions made to an employee after separation from service after age 55; and

10) distributions made to an alternate Payee pursuant to a qualified domestic order (does not apply to an IRA).

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% penalty tax plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of Annuity Payments made after the partial withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above.

Generally, distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year, following the year in which you attain age 70 1/2. For TSA or 403(b) Contracts, the required beginning date is April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required distributions must be made over a period not exceeding the life or life expectancy of the Annuitant or the joint lives or life expectancies of the Annuitant and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal will have an adverse impact on the determination of required minimum distributions. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

The following distributions are not allowed prior to age 59 1/2, separation from service, death or disability:

osalary reduction contributions made in years beginning after December 31, 1988;

oearnings on those contributions; and

oearnings on amounts held as of the last year beginning before January 1, 1989.

Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. We do not currently support hardship withdrawals and other liquidity benefits under TSA or 403(b) Contracts.

DIVERSIFICATION

The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life of New York would be considered the owner of the shares of the Investment Options. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Contract Owners are permitted to select Investment Options, to make transfers among the Investment Options or the number and type of Investment Options Contract Owners may select from without being considered the owner of the shares. If any guidance is provided, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Investment Options.

Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.



8.ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


The money in your Contract is available under the following circumstances:

o        by making a withdrawal;

o        by receiving Annuity Payments; or

o        when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Phase. When you make a full withdrawal you will receive the Contract Value on the day the withdrawal request is received at our Service Center:

o        less any applicable premium tax

o        less any applicable withdrawal charge, and

o        less any contract maintenance charge.

(For a discussion of the Contract charges see the Fee tables and section 6, Expenses.)

Unless you instruct us otherwise, any partial withdrawal will be made pro-rata from the Investment Choices you selected. Your Contract Value after a partial withdrawal must meet the minimum set forth in your Contract. We reserve the right to treat a request for withdrawal that would reduce your Contract Value below the minimum set forth in your Contract as a request for a full withdrawal of your Contract.

We will pay the amount of any withdrawal from the Investment Options within seven (7) days of when we receive your request in good order unless the suspension of payments or transfers provision is in effect (see the following discussion).

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. WITHDRAWALS FROM TSA OR 403(B) CONTRACTS MAY BE RESTRICTED (SEE
SECTION 7, TAXES).

GUARANTEED PARTIAL WITHDRAWAL BENEFITS (GPWBS)

The GPWBs are only available as part of the optional Guaranteed Benefit Packages
(GBPs). The Traditional GBP consists of:

o        the Traditional Guaranteed Minimum Income Benefit (GMIB), and
o        the Traditional Guaranteed Partial Withdrawal Benefit (GPWB).

The Enhanced GBP consists of:

o        the Enhanced GMIB, and
o        the Enhanced GPWB.

The GPWBs are not available separately from the GMIBs. The GBPs carry an additional mortality and expense risk (M&E) charge.

The GBPs are only available on New Contracts at the time of Contract issue. You can select a GBP on your New Contract Application.

If you have an Old Contract, we will allow you to add a GBP within 60 days of receiving notice that this benefit is available. We will provide notice when we make these benefits available to owners of Old Contracts. You can select a GBP for an Old Contract by returning and signing the appropriate form. We will increase your M&E charges as set forth in the Fee Tables and section 6, Expenses. Because of the increased charges, the number of Accumulation Units in your Old Contract will increase on the endorsement effective date so that your Contract Value on that date will remain the same.

THE GENERAL ACCOUNT INVESTMENT CHOICES WILL NOT BE AVAILABLE TO YOU IF YOU SELECT A GBP. If you add a GBP to an Old Contract and you have a balance in a general account Investment Choice, you must transfer the balance to the variable Investment Options before we will make the endorsement effective. The GBP selection form that we provide to you will ask you for these transfer instructions.

You must hold your Contract for ten complete Contract Years before you can exercise a GPWB. A GPWB may not be appropriate for you if you intend to hold your Contract for less than ten years. The GPWBs do not create Contract Value or guarantee the performance of any Investment Option. Bonus amounts are not included in the GPWB values that are based on Purchase Payments, but they are included in the GPWB values that are based on Contract Value.

The Enhanced GBP is only available if all owners are 79 or younger at Contract issue. The Enhanced GBP may not be appropriate for owners who are age 75 to 79 on the Issue Date because the benefit values provided by the Enhanced GBP are limited after age 81.

You may only select one GBP and once you select a GBP, you cannot change or cancel it. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER OR NOT A GBP IS APPROPRIATE FOR YOUR SITUATION.

PLEASE REFER TO THE APPLICABLE ENDORSEMENTS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE GPWBS.

The GPWBs provide guaranteed annual payments in the form of partial withdrawals of your GPWB value that you can elect to receive during the Accumulation Phase. Withdrawal charges will not apply to a GPWB payment. However, any applicable withdrawal charges will apply to any additional partial withdrawal you make in addition to the GPWB payment you receive each Contract Year. In addition, GPWB payments will be taxed as a partial withdrawal.

Before you exercise the GPWB, your GPWB value is equal to your GMIB value. The Traditional GMIB/GPWB value is generally equal to your total Purchase Payments (not including any bonus) adjusted for partial withdrawals. The Enhanced GMIB/GPWB value is equal to either:

o the MAV on each Contract Anniversary prior to any owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments; or
o the Annual Increase Amount prior to any owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments (not including any bonus).

We calculate the Annual Increase Amount two ways. We generally increase your total Purchase Payments (not including any bonus) adjusted for partial withdrawals on each Contract Anniversary by: a) 3%, and b) 5%. If the MAV is greater than both Annual Increase Amounts, we will base benefit payments on the MAV. If the 3% Annual Increase Amount is greater than the MAV, you can choose to have your benefit payments based on either the 3% amount or the 5% amount. If only the 5% Annual Increase Amount is greater than the MAV, you can choose to have your benefit payments based on either the 5% amount or the MAV. The 5% Annual Increase Amount may be more limited than the 3% amount:

o the maximum limit for the 5% Annual Increase Amount is potentially less than what is available under the 3% amount; and

o the maximum amount of GPWB payment that you can request under the 5% amount is less than what you can request under the 3% Annual Increase Amount.

THE 5% ANNUAL INCREASE AMOUNT MAY NOT BE AVAILABLE TO YOU AT THE TIME YOU ADD A GBP TO YOUR CONTRACT. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING THE AVAILABILITY OF THE 5% ANNUAL INCREASE AMOUNT.

You can only exercise a GPWB within 30 days following a Contract Anniversary beginning with the tenth Contract Anniversary. You cannot exercise a GPWB before the tenth Contract Anniversary. If you annuitize the Contract, the GPWB cancels.

In order to begin receiving GPWB payments, you must submit a GPWB payment election form to our Service Center. GPWB payments will not begin until our Service Center receives this form. Once our Service Center receives the GPWB payment election form, we will automatically begin to make annual payments to you of your chosen GPWB value percentage. If your GPWB payments are based on the 3% Annual Increase Amount or the Maximum Anniversary Value under the Enhanced GPWB, or if you receive GPWB payments under the Traditional GPWB, you can elect to receive up to 10% of your GPWB value. If you receive GPWB payments based on the 5% Annual Increase Amount under the Enhanced GPWB, you can elect to receive up to 6.67% of your GPWB value. Once you choose the percentage of GPWB value you want to receive, you cannot change it.

Once you exercise your GPWB, we will make GPWB payments to you on the 30th day after your Contract Anniversary unless that day is not a Business Day. If the 30th day after your Contract Anniversary is not a Business Day, we will make payment to you on the next Business Day. We will continue to make GPWB payments until the GPWB value is exhausted, or you elect to stop receiving GPWB payments and instead receive:

o a lump-sum payment of your remaining Contract Value less any applicable premium tax and withdrawal charge (you can make this election at anytime); or
o Annuity Payments based on your remaining Contract Value less any applicable premium tax (you can make this election at anytime); or
o Annuity Payments based on your remaining GMIB value (you can only make this election within 30 days after a Contract Anniversary and before we make the next GPWB payment).

If you make no additional partial withdrawals while the GPWB is in effect, we would pay the GPWB value to you:

o within ten years if you are eligible for and elect to receive the 10% maximum amount.

o within 15 years if you elect to receive the 6.67% maximum amount available with the 5% Annual Increase Amount under the Enhanced GPWB.

Each GPWB payment will reduce the remaining Contract Value, GPWB value, GMIB value and GMDB value. Any additional partial withdrawals that you make in excess of your GPWB payment will also proportionately reduce these amounts. We will deduct the amount of your GPWB payment pro rata from your Investment Options. We will continue to allocate your Contract Value among the Investment Options according to your instructions while the GPWB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions set out in section 4, Investment Options - Transfers) while the GPWB is in effect.

IF YOU ELECT TO RECEIVE GPWB PAYMENTS:

o YOU CAN NO LONGER MAKE ADDITIONAL PURCHASE PAYMENTS;

o THE PARTIAL WITHDRAWAL PRIVILEGE WILL NO LONGER APPLY;

o THE SYSTEMATIC WITHDRAWAL AND MINIMUM DISTRIBUTION PROGRAMS WILL NO LONGER BE AVAILABLE TO YOU;

o IF YOU ARE PARTICIPATING IN THE SYSTEMATIC WITHDRAWAL OR MINIMUM DISTRIBUTION PROGRAMS, YOUR PARTICIPATION WILL STOP; AND

o THE GPWB, GMIB AND GMDB VALUES STOP INCREASING, BUT THEY WILL DECREASE WITH:

-        EACH GPWB PAYMENT YOU RECEIVE, AND
- THEY WILL ALSO DECREASE PROPORTIONATELY BY THE PERCENTAGE OF ANY CONTRACT VALUE YOU WITHDRAW (INCLUDING ANY WITHDRAWAL CHARGES) IN ADDITION TO THE GPWB PAYMENT YOU RECEIVE EACH CONTRACT YEAR.

If you exercise a GPWB, the increased expenses associated with the GBP will continue until the GPWB endorsement terminates and the increased expenses associated with the Enhanced GMDB will continue as long as the GMDB value is greater than zero. An election to begin receiving GPWB payments will not freeze your Contract Value, with the result that the Contract Value available for withdrawal, annuitization and as a death benefit will continue to fluctuate.

If your remaining Contract Value is less than $2,000 at the time of the last GPWB payment we will pay you this amount (less any applicable premium tax and withdrawal charge) and your Contract will terminate. However, if your remaining Contract Value is at least $2,000 you can instead elect to:

o     continue your Contract, or
o     annuitize your remaining Contract Value (less any applicable premium tax).

 We will send you notice at least 30 days before the last GPWB payment date to ask for your instructions. If we do not receive any instructions by the date we make the last GPWB payment, we will continue your Contract if your remaining Contract Value is at least $2,000. If the remaining Contract Value is less than $2,000, we will pay you that amount (less any applicable premium tax and withdrawal charge) in a lump-sum.
Your GPWB endorsement will terminate upon the earliest of:

o   Contract termination;
o   the Income Date;
o   the GPWB value is zero or less; or
o the death of the Contract Owner unless the spouse continues the Contract as the new owner.

SYSTEMATIC WITHDRAWAL PROGRAM

If the value of your Contract is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under the program is $500. All systematic withdrawals will be made on the ninth day of the month unless that day is not a Business Day. If it is not, then the withdrawal will be made the previous Business Day. The systematic withdrawal program is subject to the partial withdrawal privilege. The total systematic withdrawals that you can make each Contract Year without incurring a withdrawal charge is limited to your partial withdrawal privilege, which will never be less than 10% of your Purchase Payments. This is determined on the last Business Day prior to the day your request is received. You will not be charged additional fees for participating in this program.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AT THE SAME TIME.

MINIMUM DISTRIBUTION PROGRAM

If you own a Qualified Contract you may elect to participate in the minimum distribution program. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for Qualified Contracts. These withdrawals will not be subject to a withdrawal charge. We can make payments to you on a monthly, quarterly, or annual basis. However, if Contract Value is less than $25,000 we will only make payments annually. If you have elected the minimum distribution program, any additional withdrawals in a Contract Year when combined with minimum distribution withdrawals that exceed your partial withdrawal privilege will be subject to any applicable withdrawal charge.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME. YOU ALSO CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. THE MINIMUM DISTRIBUTION PROGRAM IS NOT CURRENTLY SUPPORTED UNDER TSA OR 403(B) CONTRACTS, HOWEVER, THIS MAY CHANGE IN THE FUTURE.

This Contract offers a choice of Guaranteed Minimum Death Benefits (GMDBs) and optional Guaranteed Benefit Packages that provide Guaranteed Minimum Income Benefits (GMIBs) and Guaranteed Partial Withdrawal Benefits (GPWBs). These benefits may have limited usefulness if you purchase a Qualified Contract that is subject to a required minimum distribution (RMD). If the GMIB is not exercised on or before the date RMD payments must begin under a qualified plan, the certificate owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date. You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB payments. In addition, once you choose your GPWB payment percentage you cannot change it. Therefore, you will not be able to adjust your GPWB payment to meet your RMD needs if you elect to receive GPWB payments. In addition, RMD payments will reduce your GMDB, GMIB and GPWB values. We encourage owners purchasing Qualified Contracts that are subject to RMD payments to consult a tax advisor regarding these benefits.


SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2.  trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares;

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.


9.PERFORMANCE and Illustrations
-------------------------------------------------------------------------------


We periodically advertise performance of the divisions of the Separate Account (also known as subaccounts). We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the M&E charges and the Investment Option expenses. It does not reflect the deduction of any applicable withdrawal charge and contract maintenance charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures that reflect the deduction of the M&E charges, contract maintenance charge, withdrawal charges and the expenses of the Investment Options. Bonus amounts may be reflected in certain performance presentations. Any presentation that contains a bonus will also incorporate any applicable withdrawal charge.

Certain Investment Options have been in existence for some time and have investment performance history. In order to demonstrate how the actual investment experience of the Investment Options may affect your Accumulation Unit values, we have prepared performance information that can be found in the SAI. This performance information may date from the inception date of the Investment Options, which generally will pre-date the initial offering date of the Contracts. Performance has been adjusted to reflect certain Contract expenses. Performance information for the Investment Options without Contract charges and expenses may also be advertised; see the Investment Option prospectuses for more information.

We may in the future also advertise yield information. If we do, we will provide you with information regarding how yield is calculated. More detailed information regarding how we calculate performance can be found in the SAI.

Any advertised performance is based on historical data and does not guarantee future results of the Investment Options.

We may also provide illustrations to customers. These illustrations may provide hypothetical depictions of either the "pay-in", or Accumulation Phase, or the Annuity Payment, or "pay-out" phase. Illustrations may be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized" performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%. "Pay-in" and "pay-out" illustration may have various features as follows:

o Pay-in illustrations assume an initial lump-sum Purchase Payment and are designed to show how adjusted historical performance or an assumed rate of return would have affected Contract Values, withdrawal values, or the death benefit. Pay-in illustrations may also be designed to show the effect of periodic additional Purchase Payments and withdrawals. Pay-in illustrations based upon adjusted historical performance may assume that monies are allocated to a single Investment Option or to multiple Investment Options. In the event that monies are hypothetically allocated to multiple Investment Options, performance may be shown on a weighted aggregate basis. Dollar cost averaging illustrations, which are based upon adjusted historical performance, would compare the hypothetical effect of a lump-sum Purchase Payments into the specified Investment Options, as contrasted with dollar cost averaging into the Investment Options over some period. Pay-in illustrations will reflect the bonus.

o Pay-out illustrations are designed to show the hypothetical effect of annuitizing a Contract, or receiving a stream of periodic payments. These illustrations may depict either a variable annuitization or a fixed annuitization or a combination of a fixed and variable annuitization. A variable pay-out illustration would be based upon a combination of adjusted historical performance or on the historical returns of an investment benchmark, an assumed investment return (AIR), and the Annuitant's age whereas a fixed pay-out illustration would be based upon the Annuitant's age, the pay-out option selected, and the pay-out factor rates currently in effect on the date of the illustration. Variable pay-out illustrations may also show the portion of each pay-out that is subject to income tax and the portion that is non-taxable. Where applicable, a pay-out illustration will show the effect of the GMIB, GPWB or GMDB value that is credited to a Contract in the event of certain annuitizations or death benefit pay-outs. In addition to variable and fixed pay-out illustrations, an illustration may also be prepared showing the effect of required minimum distribution payments from Qualified Contracts.

The values illustrated will be calculated reflecting the deduction of Investment Option expenses for the specific Investment Options selected, and the M&E charges. Contract maintenance charges may or may not be deducted. For assumed rate pay-in illustrations, where no Investment Options are selected, an arithmetic average of Investment Option expenses will be reflected. The amount of the mortality and expense risk charges will vary, depending upon the Contract features that apply. For withdrawal values, the withdrawal charges are also reflected. Illustrations will not reflect the deduction of any Federal or state income tax or penalties.

The illustrations that we give to customers are designed to assist customers in understanding how a Contract may function in different scenarios. They are not guarantees or representations as to future performance or any specific rate of return.

More detailed information about customer illustrations is found in the appendix to the SAI.


10.DEATH BENEFIT
-------------------------------------------------------------------------------


At the time you purchase the Contract, you may be able to select one of two death benefit options. If you do not make a selection, the Traditional Guaranteed Minimum Death Benefit (GMDB) will apply to your Contract. The Enhanced GMDB is available for an additional mortality and expense risk charge if all owners are age 79 or younger. The Enhanced GMDB does not provide any additional benefit before the first Contract Anniversary and it may not be appropriate if any owner is age 75 to 79 on the Issue Date because the benefit values are limited after age 81. If you exercise a Guaranteed Minimum Income Benefit, your GMDB will cancel.

YOU MAY ONLY SELECT ONE DEATH BENEFIT AT CONTRACT ISSUE AND ONCE YOU SELECT A DEATH BENEFIT YOU CANNOT CHANGE OR CANCEL IT. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER YOUR SELECTED DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

If you own the Contract jointly, we will use the age of the older Joint Owner to determine the death benefit. If the Contract is owned by a non-individual (for example, a qualified plan or trust), we may base the death benefit on the Annuitant.

PLEASE REFER TO THE APPLICABLE ENDORSEMENTS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE DEATH BENEFITS.

UPON YOUR DEATH

If any owner dies during the Accumulation Phase, we will pay a death benefit to your Beneficiary. If any owner dies during the Payout Phase, the Beneficiary becomes the Contract Owner and any benefit will be as provided for in the Annuity Option selected. If the Contract is owned by a non-individual, then all references to you mean the Annuitant.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will be subject to investment risk that will be borne by the Beneficiary.

In the case of Joint Owners, if one Joint Owner dies, the surviving Joint Owner will be considered the Beneficiary. We will treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. Joint Owners must be spouses.

TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)

If the Traditional GMDB applies, the amount of the death benefit will be the greater of the following (less any applicable premium taxes):

o the Contract Value determined as of the end of the Business Day during which due proof of death and election of the death benefit payment option have been received at our Service Center; or

o the GMDB value, which is the total of all Purchase Payments (not including any bonus) you have made, before exercise of the GPWB (if applicable), reduced proportionately by the percentage of the Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)
If the Enhanced GMDB applies, the amount of the death benefit will be the greater of the following (less any applicable premium taxes):

o The Contract Value determined as of the end of the Business Day during which due proof of death and election of the death benefit payment option have been received at our Service Center; or

o The total of all Purchase Payments (not including any bonus) you have made, before exercise of the GPWB (if applicable), minus the percentage of the Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made; or

o The GMDB value, which is the Maximum Anniversary Value before the exercise of the GPWB (if applicable) determined as of the end of the Business Day during which due proof of death and election of the death benefit payment option have been received at our Service Center.

THE MAXIMUM ANNIVERSARY VALUE (MAV). The MAV on your Issue Date is equal to your initial Purchase Payment (not including any bonus).

On each Business Day other than a Contract Anniversary and before the date of your death, the MAV is equal to: |X| its value on the immediately preceding Business Day;

|X| plus any additional Purchase Payments (not including any bonus) received that day; and

|X| reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you make that day.

On every Contract Anniversary prior to your 81st birthday and before the date of your death, the MAV is equal to: |X| the highest Contract Value that occurred on any Contract Anniversary; |X| plus subsequent additional Purchase Payments (not including any bonus) you made since that Contract Anniversary; and

|X| reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made since that Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after your 81st birthday and before the date of your death, we calculate the MAV in the same way that we do on any Business Day other than a Contract Anniversary.

The MAV stops increasing on the date you exercise the GPWB (if applicable).

IF YOU EXERCISE THE GPWB, THE GMDB VALUES STOP INCREASING ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS, BUT THEY WILL DECREASE WITH:

o        each GPWB payment you receive; and
o they will decrease proportionately by the percentage of the Contract Value you withdraw (including any withdrawal charge) in addition to the GPWB payment you receive each Contract Year.

If you exercise the GPWB, the increased M&E charge associated with the Enhanced GMDB will continue as long as your GMDB value is greater than zero. In addition, the death benefit that is equal to your Contract Value will continue to fluctuate with market performance.

If your remaining Contract Value at the time of the last GPWB payment is less than $2,000 we will pay you this amount (less any applicable premium tax and withdrawal charge) and your Contract will terminate. If your remaining Contract Value at the time of the last GPWB payment is $2,000 or more you have the option of either continuing your Contract, or receiving Annuity Payments based on your remaining Contract Value less any applicable premium tax.


DEATH BENEFIT EXAMPLES

o You purchase the Contract with an initial Purchase Payment of $100,000 (not including any bonus). You are the only owner.
o    You make no additional Purchase Payments.
o    The MAV on the ninth Contract Anniversary is $180,000.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but prior to the partial withdrawal) is $160,000. You take no other partial withdrawals.
o    The Contract Value on the tenth Contract Anniversary is $140,000.
o You have not yet reached your 81st birthday as of the tenth Contract Anniversary.

NOTE: The M&E charges are higher for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB. If the differences in these charges were reflected in the assumptions listed above the Contract Values would be lower for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB.

TRADITIONAL GMDB:

We calculate the death benefit on the tenth Contract Anniversary as the greater of 1 or 2:

         1) Contract Value:                                                     $140,000

         2) Total Purchase Payments $100,000
               Reduced proportionately by the percentage of Contract Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $100,000 =         -  12,500
                                                                                $ 87,500

Therefore, the death benefit under the Traditional GMDB on the tenth Contract
Anniversary is $140,000.

ENHANCED GMDB:

We calculate the death benefit on the tenth Contract Anniversary as the greater of the following:

         1) Contract Value:                                                          $140,000.00

         2)    Total Purchase Payments $100,000 Minus the percentage of Contract
               Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $100,000 =                 -  12,500
                                                                                        $ 87,500
         3) The MAV:
               The MAV on the ninth Contract Anniversary                                $180,000
               Reduced proportionately by the percentage of Contract Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $180,000 =                 -  22,500
                                                                                        $157,500

Therefore, the Enhanced GMDB value on the tenth Contract Anniversary is equal to $157,500.


DEATH BENEFIT PAYMENT OPTIONS

If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the following death benefit payment options. If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current Contract Value, or if greater, the death benefit value. An election by the spouse to continue the Contract must be made in a form satisfactory to us at our Service Center within 60 days after the death benefit first becomes payable by us. If a lump-sum payment is requested, the amount will be paid within seven days of receipt of proof of death and the valid election, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed pending receipt of any applicable tax consents and/or state forms. We will pay interest as required by the state from the date of death when there is a delay in the payment of death benefits.

OPTION A: lump-sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: payment of the entire death benefit within five years of the date of any owner's death. We will assess the full contract maintenance charge on each Beneficiary's portion on each Contract Anniversary.

OPTION C: payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion share pro rata over the Annuity Payments.

We must distribute any portion of the death benefit not applied under an Annuity Option within one year of the date of the Contract Owner's death within five years of the date of death.

If the Beneficiary wants to receive the payment other than in a lump-sum, he/she may only make such an election during the 60 day period after the day that the lump-sum first became payable.

If any owner dies during the Payout Phase and you are not the Annuitant, any remaining Annuity Payments under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.

DEATH OF THE ANNUITANT

If the Annuitant, who is not an owner, dies during the Accumulation Phase, you will become the Annuitant unless you designate another Annuitant within 30 days of the death of the Annuitant. However, if the Contract is owned by a non-individual (for example, a qualified plan or trust), then we will treat the death of the Annuitant as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Contract Owner at least as rapidly as they were being paid at the Annuitant's death.


11.OTHER INFORMATION
--------------------------------------------------------------------------------


ALLIANZ LIFE OF NEW YORK

Allianz Life of New York, formerly Preferred Life Insurance Company of New York, was organized under the laws of the state of New York . We offer fixed and variable annuities and group life, accident and health insurance products. We are licensed to do business in 6 states, including New York and the District of Columbia. We are a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.

THE SEPARATE ACCOUNT

We established Allianz Life of NY Variable Account C (the Separate Account), formerly Preferred Life Variable Account C, under New York insurance law on February 26, 1988. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

DISTRIBUTION

Our affiliate, USAllianz Investor Services, LLC (USAllianz), serves as principal underwriter for the Contracts. USAllianz, a limited liability company, organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. USAllianz is registered as a broker/dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as well as with the securities commissions in the states in which it operates, and is a member of the NASD. More information about USAllianz is available at HTTP://WWW.NASDR.COM or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.

Commissions will be paid to broker/dealers who sell the Contracts. Broker/dealers will be paid commissions up to 6% of Purchase Payments. Sometimes, we enter into an agreement with the broker/dealer to pay the broker/dealer commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled could exceed 6% of Purchase Payments). Commissions may be recovered from a broker/dealer if a withdrawal occurs within 12 months of a Purchase Payment.

Other compensation options also may be made available. USAllianz may enter into selling agreements with other broker/dealers registered under the Securities Exchange Act of 1934. Under the agreements with those broker/dealers, the commission paid to the broker/dealer on behalf of the registered representative will not exceed those described above; selling firms may retain a portion of commissions. We may pay additional compensation to the broker/dealer and/or reimburse the broker/dealer for portions of Contract sales expenses. The registered representative may receive a portion of the expense reimbursement allowance paid to the broker/dealer.

In addition, we may also periodically pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances)

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS

We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION

Delaware Valley Financial Services, Inc. (DVFS), our Service Center, performs certain administrative services regarding the Contracts. Further information regarding DVFS is included in the Statement of Additional Information.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by Allianz Life of New York or an affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

FINANCIAL STATEMENTS

The financial statements of Allianz Life of New York and the Separate Account have been included in the Statement of Additional Information.

 12.Glossary
--------------------------------------------------------------------------------


This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus.

ACCUMULATION PHASE - the period of time before you elect to begin receiving Annuity Payments. Generally, you can make additional Purchase Payments during this time.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts during the Accumulation Phase.

ANNUAL INCREASE AMOUNT - a calculation used in determining the Enhanced GMIB/GPWB values.

ANNUITANT - the natural person upon whose life the Annuity Payments are based. The Annuitant may be required to be the Contract Owner if the Contract is a Qualified Contract. The Contract Owner names the Annuitant at Contract issue.

ANNUITY OPTIONS - the income or payout options available under your Contract.

ANNUITY PAYMENTS - payments made by us to the payee (you or someone you designate) pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed or a combination of both variable and fixed.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts during the Payout Phase.

BENEFICIARY - the person(s) or entity the Contract Owner names to receive any death benefit. The Beneficiary is named at Contract issue. Unless an irrevocable Beneficiary has been named, the Contract Owner can change the Beneficiary or contingent Beneficiary. If no Beneficiary is named, the owner's estate becomes the Beneficiary.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. We are open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

CONTRACT - the deferred annuity contract corresponding to this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

CONTRACT ANNIVERSARY - an anniversary of the Issue Date of your Contract.

CONTRACT OWNER - "you", "your" and "yours". The person or entity named in the Contract who may exercise all rights granted by the Contract. The Contract Owner is designated at Contract issue, unless changed.

CONTRACT VALUE - on any Business Day we calculate the Contract Value in the Separate Account (the Investment Options) by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and adding these result together. We calculate your total Contract Value by adding the value in the Investment Choices available under our general account to the Contract Value in the Separate Account.

CONTRACT YEAR - any period of twelve (12) months commencing with the Issue Date and each Contract Anniversary thereafter.

FIXED ACCOUNT - an Investment Choice which may be available under our general account. The general account consists of all of our assets other than those in our variable separate accounts. We have complete ownership and control of all of these assets.

GUARANTEED BENEFIT PACKAGE (GBP) - a choice of two optional benefit packages consisting of the Traditional GBP (Traditional Guaranteed Minimum Income Benefit and Traditional Guaranteed Partial Withdrawal Benefit) or the Enhanced GBP (Enhanced Guaranteed Minimum Income Benefit and Enhanced Guaranteed Partial Withdrawal Benefit).



INCOME DATE - the date that you begin receiving Annuity Payments under your Contract. This date must be the first day of a calendar month.

INVESTMENT CHOICES - the variable Investment Options and any options available under our general account for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account. You may not invest in more than ten Investment Options at any one time.

ISSUE DATE - the date as shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - a Non-Qualified Contract can be owned by up to two Joint Owners. Any Joint Owner must be the spouse of the other Contract Owner.

MAXIMUM ANNIVERSARY VALUE (MAV) - a calculation used in determining the Enhanced GMIB/GPWB/GMDB values.


NEW CONTRACT - a Contract purchased on or after February 19, 2004 that offers at issue a choice of either a Traditional or Enhanced Guaranteed Benefit Package. The maximum total Separate Account expense that you can incur under this Contract is 2.75%


NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.


OLD CONTRACT - a Contract purchased before February 19, 2004 that did not offer a Guaranteed Benefit Package at issue. These Contracts are no longer offered for sale.


PAYEE - the person you designate to receive Annuity Payments during the Payout Phase. You can be the Payee but it is not required under the Contract.

PAYOUT PHASE - the phase your Contract is in once Annuity Payments begin.

PURCHASE PAYMENT - the money you put in the Contract.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (e.g. 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA, 403(b), or "90-24 transfer" contracts). Currently we issue Qualified Contracts which include but may not be limited to Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and TSA or 403(b) transfer Contracts ("90-24 transfers").

SEPARATE ACCOUNT - Allianz Life of NY Variable Account C is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life of New York. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SERVICE CENTER - The USAllianz Service Center. Our Service Center address and phone number are at the back of this prospectus.

13.   TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                                Page

Allianz Life of New York.........................   2
Ratings Agencies.................................   2
Experts..........................................   2
Legal Opinions...................................   2
Distributor......................................   2
The Service Center...............................   2
Reduction or Elimination of the
    Withdrawal Charge............................   3
Calculation of Performance Data..................   3
       Total Return..............................   3
       Yield.....................................   4
       Performance Ranking.......................   5
       Performance Information...................   5
Illustrations....................................  13
Federal Tax Status...............................  13
       General...................................  13
       Diversification...........................  14
        Multiple Contracts........................ 15
       Partial 1035 Exchanges....................  15
       Contracts Owned by Other Than
           Natural Persons.......................  15
       Assignments, Pledges and
           Gratuitous Transfers..................  16
       Death Benefits............................  16
       Income Tax Withholding....................  16
       Required Distributions....................  16
       Tax Treatment of Distributions -
           Non-Qualified Contracts...............  17
       Qualified Contracts.......................  17
       Tax Treatment of Distributions -
           Qualified Contracts...................  19
       Tax-Sheltered Annuities -
           Withdrawal Limitations................  20
Annuity Provisions...............................  20
       Annuity Unit Value........................  21
Mortality and Expense Risk Guarantee.............  21
Financial Statements.............................  21
Appendix A - Illustrations.......................  22

14. Privacy Notice
--------------------------------------------------------------------------------
A NOTICE ABOUT YOUR NONPUBLIC FINANCIAL AND HEALTH INFORMATION (FEBRUARY 2003)

WE CARE ABOUT YOUR PRIVACY!

This notice is required by federal and state privacy laws. It describes the privacy policy of Allianz Life of New York. Your privacy is a high priority for us. It will be treated with the highest degree of confidentiality. We need to collect certain information from you so that we can provide insurance products to you. We are committed to maintaining the privacy of this information in accordance with the law. All persons with access to this information must follow this policy.

WE COLLECT THE FOLLOWING INFORMATION:

     o INFORMATION FROM YOU--received from our insurance and annuity applications, claim forms or other forms; examples are: your name; address; and date of birth;

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US--examples are: your account balances; and your payment history;

     o INFORMATION FROM THIRD PARTIES--from consumer reporting agencies; examples are: credit reports; and employment data.

WE MAY DISCLOSE THE FOLLOWING INFORMATION:

We disclose information such as your name; address; and policy information:

     o TO OUR SERVICE PROVIDERS--such as persons who: collect premiums; investigate claims; and administer benefits;

     o AS PERMITTED BY LAW--examples are: to government regulators; to law enforcement agencies; and related to court orders;

     o OTHER CIRCUMSTANCES--examples are: to consumer reporting agencies to obtain underwriting information; to medical professionals to process your claim; to your insurance agent so he or she can perform services for you.

CONFIDENTIALITY AND SECURITY OF YOUR INFORMATION:

     o We protect your information. The only persons who have access to your information are those who must have it to provide our products and services to you.

     o If we become aware that any of your information is incorrect, we will make an effort to correct it.

     o We do not sell your information to others.

INFORMATION ABOUT OUR FORMER CUSTOMERS:

Information about our former customers is retained by us on a secure basis. If any disclosure of your information is made, it would be as described in this notice. We do not disclose any information about our former customers except as allowed or required by law.

THE FOLLOWING APPLIES ONLY TO AZ, CA, CT, GA, IL, KS, MA, ME, MN, MT, NV, NJ, NC, OH, OR, VA RESIDENTS:

     o You have a right to access and request correction of your information that is retained by us.

     o Information obtained from a report prepared by an insurance support agency may be retained by the agency and disclosed to other persons.

THE FOLLOWING APPLIES ONLY TO MASSACHUSETTS RESIDENTS: (in addition to the above provisions):

     o Upon your written request, you have a right to receive the reason for any adverse underwriting decision made by Allianz Life of New York.

THE FOLLOWING APPLIES ONLY TO MONTANA RESIDENTS: (in addition to the above provisions):

     o You are entitled to receive, upon request to Allianz Life of New York, a record of any subsequent disclosures of medical record information made by Allianz Life of New York, including the following:

     1. The name, address and institutional affiliation, if any, of each person receiving or examining the medical information during the preceding three years prior to your receipt of this privacy notice;

     2. The date of the receipt or examination; and

     3. To the extent practicable, a description of the information disclosed.

NOTIFICATION OF CHANGE:

If we revise our privacy practices in the future, we will notify you prior to the changes.

ALLIANZ LIFE OF NEW YORK CONTACT INFORMATION:

If you have any questions or concerns about our privacy policies or procedures, please write or call:

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
152 WEST 57TH STREET, 18TH FLOOR
NEW YORK, NY 10019
212-586-7733




Privacy Notice (R-2/2003)

Appendix A - Annual expenses for each Investment Option
-------------------------------------------------------------------------------


This table describes in detail the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent fiscal year. Except for the USAZ Funds and the PIMCO VIT portfolios, neither the variable Investment Options nor their advisers are affiliated with Allianz Life of New York.


-----------------------------------------------------------------------------------------------------------------------------------
                                                             ANNUAL OPERATING EXPENSES BEFORE FEE                    TOTAL ANNUAL
                                                                 WAIVERS OR EXPENSE REIMBURSEMENTS      AMOUNT OF      OPERATING
                                                                                                       CONTRACTUAL  EXPENSES AFTER
                                                                                                       FEE WAIVERS    CONTRACTUAL
                                                                                                           OR       FEE WAIVERS OR
                                                                                                      REIMBURSEMENTS    EXPENSE
VARIABLE INVESTMENT OPTION                                                                                          REIMBURSEMENTS
                                                         MANAGEMENT                OTHER
                                                            FEES       12B-1       EXPENSES    TOTAL
                                                                       FEES**
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund (1)                                 .75%       .25%       1.19%      2.19%       1.09%         1.10%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Blue Chip Fund (1)                                   .80        .25        1.83       2.88        1.73          1.15
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Dent Demographic Trends Fund (1)                     .85        .25        2.68       3.78        2.58          1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM International Equity Fund (1)                        .90        .25        2.55       3.70        2.45          1.25
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Growth and Income Fund (1)            1.00        .25         .93       2.18        1.08          1.10
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Large Cap Growth Fund (1)             1.00        .25         .90       2.15        1.05          1.10
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio                                  .75        --          .24        .99          --           .99
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio                                      .75        --          .08        .83          --           .83
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Small Cap Stock Index Portfolio-Service            .35        .25    --              .60          --           .60
Shares
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund-Service Shares                       .25        .25         .01        .51          --           .51
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund - Class        .57        .25         .03        .85          --           .85
2 (2), (3)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund - Class 2          .49        .25         .04        .78          --           .78
(2), (3)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund - Class 2 (2), (3)                  .60        .25         .03        .88          --           .88
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2 (2), (3)            .50        .25         .03        .78          --           .78
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund - Class 2           .75        .25         .05       1.05          --          1.05
(2), (3)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund - Class 2 (2), (3)                  .53        .25         .04        .82          --           .82
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund - Class 2           .75        .25         .04       1.04         .01          1.03
(2), (3), (4)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund - Class 2 (2), (4)                    .53        .25         .31       1.09         .05          1.04
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund - Class 2 (2),       .59        .25         .20       1.04         .03          1.01
(4)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund - Class 2 (2), (3)              .50        .25         .04        .79          --           .79
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2005 - Class 1 (3)                  .62        --          .06        .68          --           .68
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010 - Class 1 (3)                  .62        --          .06        .68          --           .68
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund - Class 2 (2)                .80        .25         .23       1.28          --          1.28
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (2), (4)              .60        .25         .21       1.06         .01          1.05
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2       1.25        .25         .33       1.83          --          1.83
(2)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2 (2), (4)          .70        .25         .20       1.15         .02          1.13
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2 (2), (3)           .81        .25         .06       1.12          --          1.12
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Templeton Developed Markets Fund (1)                     .875       .25        2.235      3.36        2.11          1.25
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio - Class 2                      .75        .25         .37       1.37          --          1.37
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SP Jennison International Growth Portfolio - Class 2 (5)      .85        .25         .70       1.80          --          1.80
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio - Class        .90        .25        1.19       2.34          --          2.34
2 (5)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                         .65        --          .02        .67          --           .67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA                               .74        --          .03        .77          --           .77
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA                               .68        --          .01        .69          --           .69
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Growth Fund (1)                     .85        .25        1.28       2.38        1.13          1.25
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Technologies Fund (1)              1.00        .25        1.36       2.61        1.36          1.25
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio - Admin. Class (6)             .25        --          .51        .76         .01           .75
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio- Admin. Class                 .25        --          .41        .66          --           .66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth and Income Portfolio -            .40        --          .26        .66         .01           .65
Admin. Class
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio- Admin. Class (6)            .25        --          .41        .66         .01           .65
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO NFJ Small Cap Value Fund (1), (7)                  .75        .25         .25       1.25          --          1.25
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Growth and Income Fund  (1)                    .75        .25        1.30       2.30        1.20          1.10
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Renaissance Fund  (1)                          .75        .25         .40       1.40         .30          1.10
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Value Fund  (1)                                .75        .25         .78       1.78         .68          1.10
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio - Class 1  (8)            1.00        --          .18       1.18          --          1.18
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Money Market Fund                                        .35        .25         .27        .87          --           .87
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ  Van Kampen Aggressive Growth Fund (1)                   .90        .25        1.97       3.12        1.87          1.25
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Comstock Fund (1)                             .775       .25         .455      1.48         .28          1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Emerging Growth Fund (1)                      .85        .25         .97       2.07         .97          1.10
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Global Franchise Fund (1), (7)                .95        .25         .15       1.35          --          1.35
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth and Income Fund (1)                    .775       .25         .555      1.58         .48          1.10
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth Fund (1)                               .85        .25        1.21       2.31        1.11          1.20
------------------------------------------------------------------------------------------------------------------------------------

**The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, USAllianz Investor Services, LLC, will receive 12b-1 fees.

(1) USAllianz Advisers ("USAZ"), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through May 1, 2004. The Investment Option is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Investment Option to exceed the expense limitation noted above. The Investment Option's ability to reimburse USAZ in this manner only applies to fees paid or reimbursement made by USAZ at some time within the first three years from the time the Investment Option commenced operations.

(2)  For the variable Investment Options of Franklin Templeton Variable
     Insurance Products Trust, Class 2 shares have a distribution plan that is referred to as a rule 12b-1 plan. See "Fund Account Policies" in the Franklin Templeton Variable Insurance Products Trust prospectus for more information about the rule 12b-1 plan.

(3)  The Fund administration fee is paid indirectly through the management fee.

(4)  For the Franklin Rising Dividends, Franklin Small Cap, Franklin Small Cap
     Value Securities, Mutual Shares Securities and Templeton Foreign Securities
     Funds, the managers have agreed in advance to make estimated reductions of 0.01%, 0.05%, 0.03%, 0.01% and 0.02%, respectively, in their fees to reflect reduced services resulting from the Investment Options' investment in a Franklin Templeton money fund for cash management. The reduction is not voluntary and is required by the Investment Options' Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(5) These variable Investment Options voluntarily agreed to reimburse "other expenses" for the SP Jennison International Growth Portfolio that exceeded
     .16% and for the SP Strategic Partners Focused Growth Portfolio that exceeded .93%. These reimbursements are voluntary and may be terminated at any time.

(6) PIMCO has contractually agreed to reduce total annual Investment Option operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75%, 0.65% and 0.65%, respectively, of average daily net assets for the PIMCO VIT High Yield, PIMCO VIT Stocks Plus Growth and Income and Total Return Portfolios. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(7)  The USAZ PIMCO NFJ Small Cap Value Fund and the USAZ Van Kampen Global
     Franchise Fund commenced operations after December 31, 2002. The expenses shown above for these variable Investment Options are estimated for the current fiscal year.

(8) J & W. Seligman & Co. Incorporated ("Seligman") voluntarily agreed to reimburse expenses of Seligman Small-Cap Value Portfolio, other than "management fees" and "12b-1 fees," that exceed 0.20%.


APPENDIX B - condensed financial information
-------------------------------------------------------------------------------


The consolidated financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C may be found in the Statement of Additional Information (SAI).


Accumulation Unit Value (AUV) information corresponding to the lowest combination of charges is reflected in the tables below. Information for the highest combination of charges is not yet available. AUV information reflecting the 2.10% mortality and expense risk charge is currently available and has been included in the following table for the periods indicated.


This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the SAI.


 (NUMBER OF UNITS IN THOUSANDS)    INCEPTION (09/27/2002)  TO DECEMBER 31, 2002

                                      TRADITIONAL            ENHANCED
                                     DEATH BENEFIT           DEATH BENEFIT
INVESTMENT OPTIONS                        1.90%                2.10%
-------------------------------------------------------------------------------
USAZ AIM BASIC VALUE
Unit value at beginning of period             NA                   NA
Unit value at end of period               $7.539               $7.529
Number of units outstanding at end of period   0                    0
USAZ AIM BLUE CHIP
Unit value at beginning of period             NA                   NA
Unit value at end of period               $7.989               $7.979
Number of units outstanding at end of period   0                    0
USAZ AIM DENT DEMOGRAPHIC TRENDS
Unit value at beginning of period             NA                   NA
Unit value at end of period               $7.523               $7.513
Number of units outstanding at end of period   0                    0
USAZ AIM INTERNATIONAL EQUITY
Unit value at beginning of period             NA                   NA
Unit value at end of period               $8.057               $8.046
Number of units outstanding at end of period   0                    0
USAZ ALLIANCEBERNSTEIN GROWTH AND INCOME
Unit value at beginning of period             NA                   NA
Unit value at end of period               $7.763               $7.745
Number of units outstanding at end of period   1                    0
USAZ ALLIANCEBERNSTEIN LARGE CAP GROWTH
Unit value at beginning of period             NA                   NA
Unit value at end of period               $7.151               $7.135
Number of units outstanding at end of period   0                    0
DAVIS VA FINANCIAL
Unit value at beginning of period             NA                   NA
Unit value at end of period               $7.510               $7.481
Number of units outstanding at end of period   0                    0
DAVIS VA VALUE
Unit value at beginning of period             NA                   NA
Unit value at end of period               $7.251               $7.223
Number of units outstanding at end of period   0                    0
DREYFUS IP SMALL CAP STOCK INDEX
Unit value at beginning of period             NA                   NA
Unit value at end of period               $7.578               $7.568
Number of units outstanding at end of period   0                    0
DREYFUS STOCK INDEX
Unit value at beginning of period             NA                   NA
Unit value at end of period               $8.132               $8.121
Number of units outstanding at end of period   2                    0
FRANKLIN GLOBAL COMMUNICATIONS SECURITIES
Unit value at beginning of period             NA                   NA
Unit value at end of period              $10.925              $10.628
Number of units outstanding at end of period   0                    0
FRANKLIN GROWTH AND INCOME SECURITIES
Unit value at beginning of period             NA                   NA
Unit value at end of period              $22.727              $22.031
Number of units outstanding at end of period   0                    0
FRANKLIN HIGH INCOME
Unit value at beginning of period             NA                   NA
Unit value at end of period              $15.194              $14.781
Number of units outstanding at end of period   0                    0
FRANKLIN INCOME SECURITIES
Unit value at beginning of period             NA                   NA
Unit value at end of period              $25.970              $25.264
Number of units outstanding at end of period   0                    0
FRANKLIN LARGE CAP GROWTH
Unit value at beginning of period             NA                   NA
Unit value at end of period              $13.408              $13.231
Number of units outstanding at end of period   0                    0
FRANKLIN REAL ESTATE
Unit value at beginning of period             NA                   NA
Unit value at end of period              $27.672              $26.920
Number of units outstanding at end of period   0                    0
FRANKLIN RISING DIVIDENDS SECURITIES
Unit value at beginning of period             NA                   NA
Unit value at end of period              $23.114              $22.614
Number of units outstanding at end of period   0                    0
FRANKLIN SMALL CAP
Unit value at beginning of period             NA                   NA
Unit value at end of period              $13.520              $13.327
Number of units outstanding at end of period   0                    0
FRANKLIN SMALL CAP VALUE SECURITIES
Unit value at beginning of period             NA                   NA
Unit value at end of period               $9.330               $9.243
Number of units outstanding at end of period   0                    0
FRANKLIN U.S. GOVERNMENT
Unit value at beginning of period             NA                   NA
Unit value at end of period              $21.854              $21.197
Number of units outstanding at end of period   0                    0
FRANKLIN ZERO COUPON 2005
Unit value at beginning of period             NA                   NA
Unit value at end of period              $28.040              $27.278
Number of units outstanding at end of period   7                    0
FRANKLIN ZERO COUPON 2010
Unit value at beginning of period             NA                   NA
Unit value at end of period              $32.570              $31.685
Number of units outstanding at end of period   0                    0
MUTUAL DISCOVERY SECURITIES
Unit value at beginning of period             NA                   NA
Unit value at end of period              $12.761              $12.605
Number of units outstanding at end of period   0                    0
MUTUAL SHARES SECURITIES
Unit value at beginning of period             NA                   NA
Unit value at end of period              $13.168              $13.007
Number of units outstanding at end of period   0                    0
TEMPLETON DEVELOPING MARKETS SECURITIES
Unit value at beginning of period             NA                   NA
Unit value at end of period               $7.226               $7.100
Number of units outstanding at end of period   0                    0
TEMPLETON FOREIGN SECURITIES
Unit value at beginning of period             NA                   NA
Unit value at end of period              $13.509              $13.217
Number of units outstanding at end of period   0                    0
TEMPLETON GROWTH SECURITIES
Unit value at beginning of period             NA                   NA
Unit value at end of period              $14.583              $14.328
Number of units outstanding at end of period   0                    0
USAZ TEMPLETON DEVELOPED MARKETS
Unit value at beginning of period             NA                   NA
Unit value at end of period               $8.633               $8.613
Number of units outstanding at end of period   0                    0
JENNISON 20/20 FOCUS
Unit value at beginning of period             NA                   NA
Unit value at end of period               $8.167               $8.156
Number of units outstanding at end of period   0                    0
SP JENNISON INTERNATIONAL GROWTH
Unit value at beginning of period             NA                   NA
Unit value at end of period               $4.038               $4.021
Number of units outstanding at end of period   0                    0
SP STRATEGIC PARTNERS FOCUSED GROWTH
Unit value at beginning of period             NA                   NA
Unit value at end of period               $4.802               $4.782
Number of units outstanding at end of period   0                    0
OPPENHEIMER GLOBAL SECURITIES
Unit value at beginning of period             NA                   NA
Unit value at end of period               $6.594               $6.568
Number of units outstanding at end of period   1                    0
OPPENHEIMER HIGH INCOME
Unit value at beginning of period             NA                   NA
Unit value at end of period               $9.045               $9.010
Number of units outstanding at end of period   0                    0
OPPENHEIMER MAIN STREET
Unit value at beginning of period             NA                   NA
Unit value at end of period               $6.923               $6.896
Number of units outstanding at end of period   2                    0
USAZ OPPENHEIMER EMERGING GROWTH
Unit value at beginning of period             NA                   NA
Unit value at end of period               $7.987               $7.977
Number of units outstanding at end of period   0                    0
USAZ OPPENHEIMER EMERGING TECHNOLOGIES
Unit value at beginning of period             NA                   NA
Unit value at end of period               $6.202               $6.187
Number of units outstanding at end of period   0                    0
PIMCO VIT HIGH YIELD
Unit value at beginning of period             NA                   NA
Unit value at end of period               $9.464               $9.427
Number of units outstanding at end of period   0                    0
PIMCO VIT STOCKSPLUS GROWTH AND INCOME
Unit value at beginning of period             NA                   NA
Unit value at end of period               $6.742               $6.716
Number of units outstanding at end of period   0                    0
PIMCO VIT TOTAL RETURN
Unit value at beginning of period             NA                   NA
Unit value at end of period              $11.380              $11.336
Number of units outstanding at end of period  14                    1
USAZ PIMCO PEA GROWTH AND INCOME
Unit value at beginning of period             NA                   NA
Unit value at end of period               $8.064               $8.045
Number of units outstanding at end of period   0                    0
USAZ PIMCO PEA RENAISSANCE
Unit value at beginning of period             NA                   NA
Unit value at end of period               $8.076               $8.057
Number of units outstanding at end of period   0                    0
USAZ PIMCO PEA VALUE FUND
Unit value at beginning of period             NA                   NA
Unit value at end of period               $8.053               $8.034
Number of units outstanding at end of period   0                    0
SELIGMAN SMALL-CAP VALUE
Unit value at beginning of period             NA                   NA
Unit value at end of period               $9.970               $9.932
Number of units outstanding at end of period   0                    0
USAZ MONEY MARKET
Unit value at beginning of period             NA                   NA
Unit value at end of period              $10.004               $9.965
Number of units outstanding at end of period   0                    0
USAZ VAN KAMPEN AGGRESSIVE GROWTH
Unit value at beginning of period             NA                   NA
Unit value at end of period               $5.309               $5.291
Number of units outstanding at end of period   0                    0
USAZ VAN KAMPEN COMSTOCK
Unit value at beginning of period             NA                   NA
Unit value at end of period               $7.325               $7.301
Number of units outstanding at end of period   0                    1
USAZ VAN KAMPEN EMERGING GROWTH
Unit value at beginning of period             NA                   NA
Unit value at end of period               $6.045               $6.025
Number of units outstanding at end of period   0                    0
USAZ VAN KAMPEN GROWTH AND INCOME
Unit value at beginning of period             NA                   NA
Unit value at end of period               $8.063               $8.036
Number of units outstanding at end of period   0                    0
USAZ VAN KAMPEN GROWTH
Unit value at beginning of period             NA                   NA
Unit value at end of period               $7.052               $7.029
Number of units outstanding at end of period   1                    0



The PIMCO VIT Real Return Portfolio, USAZ PIMCO NFJ Small Cap Value Fund and the
USAZ Van Kampen Global Franchise Fund commenced operations under this Contract after December 31, 2002, therefore no Accumulation Units are shown for these Investment Options.

A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the phone number or address listed below. The table of contents of the SAI appears before the Privacy Notice in this prospectus.

In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. You can request illustrations at any time by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value and death benefits change based on the investment experience of the variable Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can also review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling 1-202-942-8090.

The SEC also maintains a web site (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's web site. If you do not have access to the web site you can get copies of information from the web site upon payment of a duplication fee by writing to:

     PUBLIC REFERENCE SECTION OF THE COMMISSION
     450 Fifth Street NW
     Washington, DC 20549-0102

You can contact us at:
     ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
     152 West 57th Street, 18th Floor,
       New York, New York 10019
     1-800-624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:

     USALLIANZ SERVICE CENTER
     300 Berwyn Park
     P.O. Box 3031 Berwyn, PA 19312-0031 1-800-624-0197

                       STATEMENT OF ADDITIONAL INFORMATION

                            USALLIANZ OPPORTUNITY(R)
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT

                                    ISSUED BY
          ALLIANZ LIFE OF NY VARIABLE ACCOUNT C (THE SEPARATE ACCOUNT)
                                       AND
           ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK (ALLIANZ LIFE OF
                             NEW YORK, WE, US OUR)


                                FEBRUARY 19, 2004


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract prospectus, call or write us at:

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                              152 West 57th Street
                                   18th Floor
                               New York, NY 10019
                                 (800) 624-0197

TABLE OF CONTENTS
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                                                   Page

Allianz Life of New York.........................   2
Ratings Agencies.................................   2
Experts..........................................   2
Legal Opinions...................................   2
Distributor......................................   2
The Service Center...............................   2
Reduction or Elimination of the
    Withdrawal Charge............................   3
Calculation of Performance Data..................   3
       Total Return..............................   3
       Yield.....................................   4
       Performance Ranking.......................   5
       Performance Information...................   5
Illustrations....................................  13
Federal Tax Status...............................  13
       General...................................  13
       Diversification...........................  14
       Multiple Contracts........................  15
       Partial 1035 Exchanges....................  15
       Contracts Owned by Other Than
           Natural Persons.......................  15
       Assignments, Pledges and
           Gratuitous Transfers..................  15
       Death Benefits............................  16
       Income Tax Withholding....................  16
       Required Distributions....................  16
       Tax Treatment of Distributions -
           Non-Qualified Contracts...............  17
       Qualified Contracts.......................  17
       Tax Treatment of Distributions -
           Qualified Contracts...................  19
       Tax-Sheltered Annuities -
           Withdrawal Limitations................  20
Annuity Provisions...............................  20
       Annuity Unit Value........................  21
Mortality and Expense Risk Guarantee.............  21
Financial Statements.............................  21
Appendix A - Illustrations.......................  22

                                                                     OPPSAI-0204

 ALLIANZ LIFE OF NEW YORK
--------------------------------------------------------------------------------

Allianz Life of New York, formerly Preferred Life Insurance Company of New York, is a stock life insurance company organized under the laws of the state of New York. We are a wholly-owned subsidiary of Allianz Life Insurance Company of North America, which is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding (Allianz AG). Allianz AG is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, and group life, accident and health insurance products.

RATINGS AGENCIES
--------------------------------------------------------------------------------

We receive ratings from the independent rating agencies of A.M. Best and Moody's. A.M. Best and Moody's rate insurance companies for their financial strength. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the Separate Account. This information relates only to our general account and reflects our ability to make Annuity Payments and to pay death benefits and other distributions from the Contract. For detailed information on the current agency ratings given to Allianz Life of New York and on the rating categories that have been established by the agencies, contact your registered representative.


EXPERTS
-------------------------------------------------------------------------------

The financial statements of Allianz Life of NY Variable Account C, formerly Preferred Life Variable Account C, as of and for the year ended December 31, 2002 and the financial statements of Allianz Life of New York as of December 31, 2002 and 2001 and for each of the years in the three years ended December 31, 2002 included in this SAI have been audited by KPMG LLP, independent accountants as indicated in their report included in this SAI and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.


LEGAL OPINIONS
--------------------------------------------------------------------------------

Stewart D. Gregg, Senior Counsel to Allianz Life of New York, has provided legal advice on certain matters in connection with the issuance of the Contracts.


DISTRIBUTOR
--------------------------------------------------------------------------------

USAllianz Investor Services, LLC, an affiliate of Allianz Life of New York, acts as the distributor. The offering is on a continuous basis.


THE SERVICE CENTER
--------------------------------------------------------------------------------

Delaware Valley Financial Services, Inc. (DVFS) performs certain administrative services regarding the Contracts and is now a wholly-owned subsidiary of Allianz Life Insurance Company of North America. The Service Center is located at 300 Berwyn Park, Berwyn, Pennsylvania. The administrative services performed by the Service Center include: o Issuance of the Contracts, o Maintenance of Contract Owner records, o Processing and mailing of account statements and other mailings to Contract Owners, and o Routine customer service including: - Responding to Contract Owner correspondence and inquiries, - Processing of Contract changes, - Processing withdrawal requests (both partial and total), and - Processing annuitization requests.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
-------------------------------------------------------------------------------

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
--------------------------------------------------------------------------------

We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:

o the size of the group;

o the total amount of Purchase Payments expected to be received from the group;

o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (i.e., the expectation that the Contract Owners will continue to hold the Contracts for a certain period of time);

o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and

o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed.

We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life of New York or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life of New York to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

TOTAL RETURN

From time to time, we may advertise the performance data for the divisions of the separate account (also known as subaccounts) in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Performance data will show the percentage change in the value of an Accumulation Unit based on the performance of a subaccount over a stated period of time which is determined by dividing the increase (or decrease) in value for that Accumulation Unit by the Accumulation Unit value at the beginning of the period.

Any performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Total return figures will reflect the deduction of the mortality and expense risk charge, the operating expenses of the Investment Options, any applicable withdrawal charge and contract maintenance charge (Standardized Total Return). The withdrawal charge and contract maintenance charge deductions are calculated assuming a Contract is fully withdrawn at the end of the reporting period.

We will determine the hypothetical value of a Contract purchased for the time periods described by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable contract maintenance charges and any applicable withdrawal charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                           P(1+T)n = ERV

where:

           P = a hypothetical initial Purchase Payment of $1,000; T = average annual total return; N = number of years; ERV = ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of the time periods used at the end of such time periods (or fractional portion thereof).

We may also advertise performance data calculated in the same manner as described above but which will not reflect the deduction of the withdrawal charge and the contract maintenance charge. We may also advertise cumulative and average total return information over different periods of time. We may also present performance information computed on a different basis ("Non-Standardized Total Return"). Any non-standardized performance information will be accompanied by standardized performance information, if available.

Cumulative total return is calculated in a similar manner as the average annual total return, except that the results are not annualized. Each calculation assumes the Contract's carry no sales load and that the income earned by the investment in the Investment Option is reinvested.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

YIELD

THE USAZ MONEY MARKET FUND. We may advertise yield information for the USAZ Money Market Fund. The USAZ Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the Investment Option's investment securities and changes in interest rates, operating expenses, the deduction of the mortality and expense risk charge, the contract maintenance charge and, in certain instances, the value of the Investment Option's investment securities. Bonus amounts may be reflected in any performance information. The fact that the subaccount's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the subaccount's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The USAZ Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one Accumulation Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such Accumulation Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Investment Option, the deduction of the mortality and expense risk charge and contract maintenance charge.

The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] - 1.)

For the seven-day period ending on December 31, 2002, the USAZ Money Market Fund had the following yields:

                                            LOWEST M&E CHARGE OF 1.90%
                  Current Yield                           -1.25%
                  Effective Yield                         -1.24%

As of December 31, 2002, the highest M&E charge (2.75%) did not exist and, therefore, no seven-day yield is shown for this M&E charge amount.

OTHER INVESTMENT OPTIONS. We may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Investment Options. Each Investment Option (other than the USAZ Money Market Fund) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for the mortality and expense risk charge and contract maintenance charge) by the Accumulation Unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

                          Yield = 2 [((A-B) + 1)6 - 1]
                                       cd
where:

a = net investment income earned during the period by the Investment Option attributable to shares owned by the subaccount;

b = expenses accrued for the period (net of reimbursements);

c = the average daily number of Accumulation Units outstanding during the period; d = the maximum offering price per Accumulation Unit on the last day of the period.

We will use the above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume no sales load. We do not currently advertise yield information for any subaccount (other than the USAZ Money Market Fund).

PERFORMANCE RANKING

Total return may be compared to relevant indices, including U.S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R).

From time to time, evaluation of performance by independent sources may also be used.

PERFORMANCE INFORMATION

Certain Investment Options have been in existence for some time and have investment performance history. In order to show how investment performance of the Investment Options affects Accumulation Unit values, the following performance information was developed. This information is for periods prior to when the Contracts were first offered, and has been adjusted to reflect Contract expenses. Bonus amounts may be reflected in certain performance presentations for any period commencing on the date the Contracts were first offered.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares offered by this Contract are listed in the prospectus. For more information about share classes, see the Investment Option's prospectuses.

Because class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized class 2 Investment Option performance for prior periods represents historical results of class 1 shares. For periods beginning 1/6/99 (or 5/1/97), class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

The performance figures in Chart A reflect Accumulation Unit performance from Separate Acount inception or, if later, the date that a particular Investment Option was added to the Separate Account (subaccount inception date).

Charts B and C on the following pages reflect Accumulation Unit performance from Investment Option inception, which may pre-date subaccount inception and assumes that the Accumulation Units were fully invested in each of the Investment Options from the Investment Option inception dates listed on the table.

o Charts A and B are for Contracts with the Traditional GMDB and no GBP (which carries the lowest M&E charge of 1.90%);

o Chart C is for Contracts with the Enhanced GMDB and the Enhanced GBP (which carries the highest M&E charge of 2.75%); and

Chart D reflects performance of the Investment Options and does not include any Contract expenses.

----------------------------------------- -------------------- ---------------------------- ------------------------------
NEW CONTRACT PRODUCT FEATURE                  M&E CHARGE           ACTUAL PERFORMANCE         HYPOTHETICAL PERFORMANCE
----------------------------------------- -------------------- ---------------------------- ------------------------------
Traditional GMDB and no GBP                      1.90%                   Chart A                       Chart B
----------------------------------------- -------------------- ---------------------------- ------------------------------
Enhanced GMDB and                                2.75%             Not yet available.                  Chart C
   Enhanced GBP
----------------------------------------- -------------------- ---------------------------- ------------------------------

The performance figures in Column I represents performance figures for the Accumulation Units that reflect deduction of the mortality and expense risk charge and the operating expenses of the Investment Options, but not the withdrawal or contract maintenance charges. Column II represents performance figures for the Accumulation Units that reflect deduction of the mortality and expense risk charge, the contract maintenance charge, the operating expenses of the Investment Options and assumes that you make a withdrawal at the end of the period (therefore the withdrawal charge is reflected). Past performance does not guarantee future results. The Charts do not include any bonus amount.


CHART A - CONTRACTS WITH THE TRADITIONAL GMDB AND NO GBP (LOWEST M&E CHARGE OF
1.90%, NO BONUS AMOUNTS ARE REFLECTED)

Total Return for the periods ended December 31,
2002:                                                                   ACTUAL PERFORMANCE

                                                COLUMN I (WITHOUT CONTRACT
---------------------------------------------------------------------------------------------------------------------------------
                                            MAINTENANCE AND WITHDRAWAL CHARGES)           COLUMN II (WITH ALL CHARGES)
                                  SUBACCOUNT    ONE   THREE    FIVE       TEN     SINCE    ONE     THREE    FIVE     TEN     SINCE
                                   INCEPTION   YEAR   YEAR     YEAR      YEAR   INCEPTION YEAR     YEAR     YEAR     YEAR INCEPTION
INVESTMENT OPTION                    DATE        %      %        %         %        %       %       %        %        %       %
---------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value                 5/1/2002     N/A      N/A     N/A      N/A    -24.6     N/A      N/A     N/A      N/A -32.35
USAZ AIM Blue Chip                   5/1/2002     N/A      N/A     N/A      N/A    -20.1     N/A      N/A     N/A      N/A -27.85
USAZ AIM Dent Demographic Trends     5/1/2002     N/A      N/A     N/A      N/A   -24.76     N/A      N/A     N/A      N/A -32.51
USAZ AIM International Equity        5/1/2002     N/A      N/A     N/A      N/A   -19.43     N/A      N/A     N/A      N/A -27.18
USAZ AllianceBernstein Growth and   11/5/2001  -25.61      N/A     N/A      N/A    -19.7  -33.36      N/A     N/A      N/A -26.79
Income
USAZ AllianceBernstein Large Cap    11/5/2001  -32.01      N/A     N/A      N/A   -25.22  -39.76      N/A     N/A      N/A -32.38
Growth
Davis VA Financial                  1/22/2001  -18.41      N/A     N/A      N/A    -13.6  -26.16      N/A     N/A      N/A -18.35
Davis VA Value                      1/22/2001  -17.84      N/A     N/A      N/A   -14.99  -25.59      N/A     N/A      N/A -19.82
Dreyfus IP Small Cap Stock Index     5/1/2002     N/A      N/A     N/A      N/A   -24.22     N/A      N/A     N/A      N/A -31.97
Dreyfus Stock Index                  5/1/2002     N/A      N/A     N/A      N/A   -19.38     N/A      N/A     N/A      N/A -27.13
Franklin Global Communications      1/24/1989  -34.78   -33.27  -15.06    -3.49     0.64  -42.53   -39.77  -17.75    -3.57   0.58
Securities - Class 2 (1),(2)
Franklin Growth and Income          1/24/1989   -17.3    -2.87   -0.73     6.26     6.04  -25.05    -5.75   -2.16     6.19   5.97
Securities - Class 2 (1),(2)
Franklin High Income - Class 2      1/24/1989  -11.65    -8.36   -5.72     1.55     3.05  -19.40   -11.62   -7.49     1.47   2.98
(1),(2)
Franklin Income Securities          1/24/1989   -2.48     4.15     1.6     5.73     7.08  -10.23     1.65    0.29     5.65   7.02
Franklin Large Cap Growth            5/1/1996  -24.63   -12.16    0.59      N/A     4.49  -32.38   -15.71   -0.75      N/A   3.89
Securities - Class 2 (1),(2)
Franklin Real Estate - Class 2      1/24/1989    0.15    11.03    0.52     7.97     7.57   -7.60     8.83   -0.86     7.91   7.51
(1),(2)
Franklin Rising Dividends           1/27/1992   -3.44     8.42    3.37     7.86     7.92  -11.19     6.11    2.15     7.78   7.85
Securities - Class 2 (1),(2)
Franklin Small Cap - Class 2        11/1/1995  -30.03   -21.34   -1.85      N/A     4.24  -37.78   -25.84   -3.33      N/A   3.77
(1),(2)
Franklin Small Cap Value             5/1/1998  -10.97     6.83     N/A      N/A    -1.47  -18.72     4.46     N/A      N/A  -3.06
Securities - Class 2 (1),(2)
Franklin U.S. Government - Class 2  3/14/1989    7.71     7.44    4.87     5.03      5.8   -0.04     5.08    3.71     4.95   5.73
(2)
Franklin Zero Coupon 2005- Class 1  3/14/1989    8.03     8.44    5.39     6.67     7.75    0.28     6.13    4.25     6.60   7.69
Franklin Zero Coupon 2010- Class 1  3/14/1989   17.84    12.46    6.58     8.51     8.93   10.09    10.32    5.49     8.44   8.87
Mutual Discovery Securities- Class  11/8/1996   -11.1    -1.86    1.32      N/A     3.99  -18.85    -4.68    0.00      N/A   3.29
2 (1),(2)
Mutual Shares Securities - Class 2  11/8/1996  -13.47     0.32    2.02      N/A     4.59  -21.22    -2.37    0.73      N/A   3.91
(1),(2)
Templeton Developing Markets        3/04/1996   -2.03    -15.2   -6.63      N/A    -3.67   -9.78   -19.05   -8.48      N/A  -4.20
Securities - Class 2 (1),(2),(3)
Templeton Foreign Securities        5/1/1992   -20.09   -15.04   -4.72     3.47     2.79  -27.84   -18.86   -6.40     3.41   2.72
(1),(2),(4)
Templeton Growth Securities (1),(2) 3/15/1994  -20.02     -8.3   -0.46      N/A     4.36  -27.77   -11.55   -1.86      N/A   4.06
USAZ Templeton Developed Markets    11/5/2001  -15.52      N/A     N/A      N/A   -11.96  -23.27      N/A     N/A      N/A -18.94
Jennison 20/20 Focus                 5/1/2002     N/A      N/A     N/A      N/A   -18.82     N/A      N/A     N/A      N/A -26.57
SP Jennison International Growth    12/15/2000 -24.29      N/A     N/A      N/A    -30.6  -32.04      N/A     N/A      N/A -36.55
SP Strategic Partners Focused       12/15/2000 -26.92      N/A     N/A      N/A   -23.85  -34.67      N/A     N/A      N/A -29.19
Growth
Oppenheimer Global Securities/VA    1/22/2001   -23.6      N/A     N/A      N/A    -19.4  -31.35      N/A     N/A      N/A -24.49
Oppenheimer High Income/VA          1/22/2001   -4.23      N/A     N/A      N/A    -5.04  -11.98      N/A     N/A      N/A  -9.38
Oppenheimer Main Street/VA          1/22/2001  -20.33      N/A     N/A      N/A   -17.26  -28.08      N/A     N/A      N/A -22.23
USAZ Oppenheimer Emerging Growth     5/1/2002     N/A      N/A     N/A      N/A   -20.12     N/A      N/A     N/A      N/A -27.87
USAZ Oppenheimer Emerging           11/5/2001  -42.24      N/A     N/A      N/A   -33.91  -49.99      N/A     N/A      N/A -41.22
Technologies (5)
PIMCO VIT High Yield - Admin. Class 1/22/2001   -3.07      N/A     N/A      N/A    -2.69  -10.82      N/A     N/A      N/A  -6.92
PIMCO VIT StocksPLUS Growth and     1/22/2001  -21.72      N/A     N/A      N/A   -18.69  -29.47      N/A     N/A      N/A -23.74
Income
PIMCO VIT Total Return - Admin.     1/22/2001    7.02      N/A     N/A      N/A     6.95   -0.73      N/A     N/A      N/A   3.08
Class
USAZ PIMCO PEA Growth and Income    11/5/2001  -20.41      N/A     N/A      N/A   -17.01  -28.16      N/A     N/A      N/A -24.05
USAZ PIMCO PEA Renaissance          11/5/2001  -26.49      N/A     N/A      N/A    -16.9  -34.24      N/A     N/A      N/A -23.95
USAZ PIMCO PEA Value                11/5/2001  -26.32      N/A     N/A      N/A   -17.11  -34.07      N/A     N/A      N/A -24.16
Seligman Small-Cap Value - Class 1  1/22/2001  -16.96      N/A     N/A      N/A    -0.43  -24.71      N/A     N/A      N/A  -4.57
USAZ Money Market                   1/22/2001   -1.05      N/A     N/A      N/A     0.02   -8.80      N/A     N/A      N/A  -4.10
USAZ Van Kampen Aggressive Growth    5/1/2001  -33.62      N/A     N/A      N/A   -31.58  -41.37      N/A     N/A      N/A -37.81
USAZ Van Kampen Comstock             5/1/2001  -21.38      N/A     N/A      N/A   -17.02  -29.13      N/A     N/A      N/A -22.45
USAZ Van Kampen Emerging Growth      5/1/2001  -33.59      N/A     N/A      N/A   -26.04  -41.34      N/A     N/A      N/A -31.93
USAZ Van Kampen Growth and Income    5/1/2001  -16.31      N/A     N/A      N/A    -12.1  -24.06      N/A     N/A      N/A -17.32
USAZ Van Kampen Growth               5/1/2001  -25.67      N/A     N/A      N/A   -18.88  -33.42      N/A     N/A      N/A -24.40
----------------------------------------------------------------------------------------------------------------------------------
1.Ongoing stock market volatility can dramatically change the Investment
  Options' short-term performance; current results may differ.

2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton
  Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99
  (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.For Templeton Developing Markets Securities Fund, performance prior to the
  5/1/00 merger reflects the historical performance of the Templeton Developing
  Markets Fund.

4.For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

5. Formerly known as the USAZ AllianceBernstein Technology Fund.

There is no performance shown for the PIMCO VIT Real Return Portfolio, USAZ
PIMCO NFJ Small Cap Value Fund and the USAZ Van Kampen Global Franchise Fund because they were first offered under the Separate Account after December 31, 2002.


CHART B - CONTRACTS WITH THE TRADITIONAL GMDB AND NO GBP (LOWEST M&E CHARGE OF
1.90%, NO BONUS AMOUNTS ARE REFLECTED)

Total Return for the periods ended December 31,
2002:                                                       HYPOTHETICAL PERFORMANCE

                                                COLUMN I (WITHOUT CONTRACT
----------------------------------------------------------------------------------------------------------------------------------
                                            MAINTENANCE AND WITHDRAWAL CHARGES)           COLUMN II (WITH ALL CHARGES)
                                  INVESTMENT
                                    OPTION      ONE   THREE    FIVE       TEN     SINCE    ONE    THREE    FIVE     TEN     SINCE
                                   INCEPTION   YEAR   YEAR     YEAR      YEAR   INCEPTION YEAR    YEAR     YEAR     YEAR INCEPTION
INVESTMENT OPTION                    DATE        %      %        %         %        %       %       %        %        %       %
----------------------------------------------------------------------------------------------------------------------------------

USAZ AIM Basic Value                 5/1/2002     N/A      N/A     N/A      N/A   -24.60     N/A      N/A     N/A      N/A -32.35
USAZ AIM Blue Chip                   5/1/2002     N/A      N/A     N/A      N/A   -20.10     N/A      N/A     N/A      N/A -27.85
USAZ AIM Dent Demographic Trends     5/1/2002     N/A      N/A     N/A      N/A   -24.76     N/A      N/A     N/A      N/A -32.51
USAZ AIM International Equity        5/1/2002     N/A      N/A     N/A      N/A   -19.43     N/A      N/A     N/A      N/A -27.18
USAZ AllianceBernstein Growth and   11/5/2001  -25.61      N/A     N/A      N/A   -19.70  -33.36      N/A     N/A      N/A -26.79
Income
USAZ AllianceBernstein Large Cap    11/5/2001  -32.01      N/A     N/A      N/A   -25.22  -39.76      N/A     N/A      N/A -32.38
Growth
Davis VA Financial                   7/1/1999  -18.41    -2.67     N/A      N/A    -4.60  -26.16    -5.53     N/A      N/A  -7.11
Davis VA Value                       7/1/1999  -17.84    -8.16     N/A      N/A    -6.59  -25.59   -11.39     N/A      N/A  -9.23
Dreyfus IP Small Cap Stock Index     5/1/2002     N/A      N/A     N/A      N/A   -24.22     N/A      N/A     N/A      N/A -31.97
Dreyfus Stock Index                 12/29/2000 -24.18      N/A     N/A      N/A   -19.26  -31.93      N/A     N/A      N/A -24.32
Franklin Global Communications      1/24/1989  -34.78   -33.27  -15.06    -3.49     0.64  -42.53   -39.77  -17.75    -3.57   0.58
Securities - Class 2 (1),(2)
Franklin Growth and Income          1/24/1989  -17.30    -2.87   -0.73     6.26     6.04  -25.05    -5.75   -2.16     6.19   5.97
Securities - Class 2 (1),(2)
Franklin High Income - Class 2      1/24/1989  -11.65    -8.36   -5.72     1.55     3.05  -19.40   -11.62   -7.49     1.47   2.98
(1),(2)
Franklin Income Securities          1/24/1989   -2.48     4.15    1.60     5.73     7.08  -10.23     1.65    0.29     5.65   7.02
Franklin Large Cap Growth            5/1/1996  -24.63   -12.16    0.59      N/A     4.49  -32.38   -15.71   -0.75      N/A   3.89
Securities - Class 2 (1),(2)
Franklin Real Estate - Class 2      1/24/1989    0.15    11.03    0.52     7.97     7.57   -7.60     8.83   -0.86     7.91   7.51
(1),(2)
Franklin Rising Dividends           1/27/1992   -3.44     8.42    3.37     7.86     7.92  -11.19     6.11    2.15     7.78   7.85
Securities - Class 2 (1),(2)
Franklin Small Cap - Class 2        11/1/1995  -30.03   -21.34   -1.85      N/A     4.24  -37.78   -25.84   -3.33      N/A   3.77
(1),(2)
Franklin Small Cap Value             5/1/1998  -10.97     6.83     N/A      N/A    -1.47  -18.72     4.46     N/A      N/A  -3.06
Securities - Class 2 (1),(2)
Franklin U.S. Government - Class 2  3/14/1989    7.71     7.44    4.87     5.03     5.80   -0.04     5.08    3.71     4.95   5.73
(2)
Franklin Zero Coupon 2005 - Class 1 3/14/1989    8.03     8.44    5.39     6.67     7.75    0.28     6.13    4.25     6.60   7.69
Franklin Zero Coupon 2010 - Class 1 3/14/1989   17.84    12.46    6.58     8.51     8.93   10.09    10.32    5.49     8.44   8.87
Mutual Discovery Securities- Class  11/8/1996  -11.10    -1.86    1.32      N/A     3.99  -18.85    -4.68    0.00      N/A   3.29
2 (1),(2)
Mutual Shares Securities - Class 2  11/8/1996  -13.47     0.32    2.02      N/A     4.59  -21.22    -2.37    0.73      N/A   3.91
(1),(2)
Templeton Developing Markets        3/04/1996   -2.03   -15.20   -6.63      N/A    -3.67   -9.78   -19.05   -8.48      N/A  -4.20
Securities - Class 2 (1),(2),(3)
Templeton Foreign Securities         5/1/1992  -20.09   -15.04   -4.72     3.47     2.79  -27.84   -18.86   -6.40     3.41   2.72
(1),(2),(4)
Templeton Growth Securities (1),(2) 3/15/1994  -20.02    -8.30   -0.46      N/A     4.36  -27.77   -11.55   -1.86      N/A   4.06
USAZ Templeton Developed Markets    11/5/2001  -15.52      N/A     N/A      N/A   -11.96  -23.27      N/A     N/A      N/A -18.94
Jennison 20/20 Focus                12/15/2000 -24.03      N/A     N/A      N/A   -12.48  -31.78      N/A     N/A      N/A -17.06
SP Jennison International Growth    12/15/2000 -24.29      N/A     N/A      N/A   -30.60  -32.04      N/A     N/A      N/A -36.55
SP Strategic Partners Focused       12/15/2000 -26.92      N/A     N/A      N/A   -23.85  -34.67      N/A     N/A      N/A -29.19
Growth
Oppenheimer Global Securities/VA    11/12/1990 -23.60   -12.07    3.43     9.81     7.32  -31.35   -15.61    2.23     9.76   7.26
Oppenheimer High Income/VA          4/30/1986   -4.23    -3.28   -1.84     4.67     7.12  -11.98    -6.19   -3.35     4.60   7.07
Oppenheimer Main Street/VA           7/5/1995  -20.33   -14.34   -5.06      N/A     6.62  -28.08   -18.09   -6.77      N/A   6.24
USAZ Oppenheimer Emerging Growth     5/1/2002     N/A      N/A     N/A      N/A   -20.12     N/A      N/A     N/A      N/A -27.87
USAZ Oppenheimer Emerging           11/5/2001  -42.24      N/A     N/A      N/A   -33.91  -49.99      N/A     N/A      N/A -41.22
Technologies (5)
PIMCO VIT High Yield - Admin. Class 4/30/1998   -3.07    -1.81     N/A      N/A    -0.83  -10.82    -4.63     N/A      N/A  -2.37
PIMCO VIT StocksPLUS Growth and     12/31/1997 -21.72   -15.58   -1.94      N/A    -1.94  -29.47   -19.45   -3.43      N/A  -3.43
Income
PIMCO VIT Total Return - Admin.     12/31/1997   7.02     7.16    5.05      N/A     5.04   -0.73     4.79    3.89      N/A   3.89
Class
USAZ PIMCO PEA Growth and Income    11/5/2001  -20.41      N/A     N/A      N/A   -17.01  -28.16      N/A     N/A      N/A -24.05
USAZ PIMCO PEA Renaissance          11/5/2001  -26.49      N/A     N/A      N/A   -16.90  -34.24      N/A     N/A      N/A -23.95
USAZ PIMCO PEA Value                11/5/2001  -26.32      N/A     N/A      N/A   -17.11  -34.07      N/A     N/A      N/A -24.16
Seligman Small-Cap Value - Class 1   5/1/1998  -16.96     9.51     N/A      N/A     7.93  -24.71     7.26     N/A      N/A   6.80
USAZ Money Market                    2/1/2000   -1.05      N/A     N/A      N/A     1.24   -8.80      N/A     N/A      N/A  -1.49
USAZ Van Kampen Aggressive Growth    5/1/2001  -33.62      N/A     N/A      N/A   -31.58  -41.37      N/A     N/A      N/A -37.81
USAZ Van Kampen Comstock             5/1/2001  -21.38      N/A     N/A      N/A   -17.02  -29.13      N/A     N/A      N/A -22.45
USAZ Van Kampen Emerging Growth      5/1/2001  -33.59      N/A     N/A      N/A   -26.04  -41.34      N/A     N/A      N/A -31.93
USAZ Van Kampen Growth and Income    5/1/2001  -16.31      N/A     N/A      N/A   -12.10  -24.06      N/A     N/A      N/A -17.32
USAZ Van Kampen Growth               5/1/2001  -25.67      N/A     N/A      N/A   -18.88  -33.42      N/A     N/A      N/A -24.40
----------------------------------------------------------------------------------------------------------------------------------
1.Ongoing stock market volatility can dramatically change the Investment
  Options' short-term performance; current results may differ.

2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton
  Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99
  (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.For Templeton Developing Markets Securities Fund, performance prior to the
  5/1/00 merger reflects the historical performance of the Templeton Developing
  Markets Fund.

4.For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

5. Formerly known as the USAZ AllianceBernstein Technology Fund.

There is no performance shown for the PIMCO VIT Real Return Portfolio, USAZ
PIMCO NFJ Small Cap Value Fund and the USAZ Van Kampen Global Franchise Fund because they were first offered under the Separate Account after December 31, 2002.


CHART C - CONTRACTS WITH ENHANCED GMDB AND ENHANCED GBP (HIGHEST M&E CHARGE OF
2.75%, NO BONUS AMOUNTS ARE REFLECTED)

Total Return for the periods ended December 31,
2002                                                         HYPOTHETICAL PERFORMANCE

                                                COLUMN I (WITHOUT CONTRACT
-----------------------------------------------------------------------------------------------------------------------------------
                                            MAINTENANCE AND WITHDRAWAL CHARGES)           COLUMN II (WITH ALL CHARGES)
                                  INVESTMENT
                                    OPTION      ONE   THREE    FIVE       TEN     SINCE    ONE     THREE   FIVE     TEN     SINCE
                                   INCEPTION   YEAR   YEAR     YEAR      YEAR   INCEPTION YEAR     YEAR    YEAR     YEAR INCEPTION
INVESTMENT OPTION                    DATE        %      %        %         %        %       %       %        %        %       %
----------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value                 5/1/2002     N/A      N/A     N/A      N/A   -25.24     N/A      N/A     N/A      N/A -32.93
USAZ AIM Blue Chip                   5/1/2002     N/A      N/A     N/A      N/A   -20.78     N/A      N/A     N/A      N/A -28.46
USAZ AIM Dent Demographic Trends     5/1/2002     N/A      N/A     N/A      N/A   -25.40     N/A      N/A     N/A      N/A -33.08
USAZ AIM International Equity        5/1/2002     N/A      N/A     N/A      N/A   -20.11     N/A      N/A     N/A      N/A -27.80
USAZ AllianceBernstein Growth and   11/5/2001  -26.24      N/A     N/A      N/A   -20.38  -33.93      N/A     N/A      N/A -27.41
Income
USAZ AllianceBernstein Large Cap    11/5/2001  -32.59      N/A     N/A      N/A   -25.86  -40.27      N/A     N/A      N/A -32.95
Growth
Davis VA Financial                   7/1/1999  -19.10    -3.50     N/A      N/A    -5.41  -26.79    -6.33     N/A      N/A  -7.90
Davis VA Value                       7/1/1999  -18.54    -8.94     N/A      N/A    -7.38  -26.22   -12.14     N/A      N/A -10.00
Dreyfus IP Small Cap Stock Index     5/1/2002     N/A      N/A     N/A      N/A   -24.86     N/A      N/A     N/A      N/A -32.55
Dreyfus Stock Index                 12/29/2000 -24.82      N/A     N/A      N/A   -19.95  -32.51      N/A     N/A      N/A -24.96
Franklin Global Communications      1/24/1989  -35.33   -33.84  -15.78    -4.31    -0.22  -43.02   -40.28  -18.45    -4.39  -0.27
Securities - Class 2 (1),(2)
Franklin Growth and Income          1/24/1989  -18.00    -3.70   -1.57     5.36     5.14  -25.69    -6.55   -2.99     5.29   5.07
Securities - Class 2 (1),(2)
Franklin High Income - Class 2      1/24/1989  -12.40    -9.14   -6.52     0.69     2.17  -20.09   -12.37   -8.28     0.61   2.10
(1),(2)
Franklin Income Securities          1/24/1989   -3.31     3.26    0.74     4.83     6.17  -10.99     0.79   -0.56     4.75   6.11
Franklin Large Cap Growth            5/1/1996  -25.27   -12.91   -0.27      N/A     3.60  -32.95   -16.43   -1.59      N/A   3.01
Securities - Class 2 (1),(2)
Franklin Real Estate - Class 2      1/24/1989   -0.70    10.09   -0.33     7.05     6.66   -8.39     7.90   -1.70     6.99   6.60
(1),(2)
Franklin Rising Dividends           1/27/1992   -4.26     7.50    2.49     6.94     7.00  -11.94     5.21    1.28     6.86   6.93
Securities - Class 2 (1),(2)
Franklin Small Cap - Class 2        11/1/1995  -30.62   -22.01   -2.68      N/A     3.35  -38.31   -26.47   -4.15      N/A   2.89
(1),(2)
Franklin Small Cap Value             5/1/1998  -11.73     5.92     N/A      N/A    -2.31  -19.41     3.57     N/A      N/A  -3.88
Securities - Class 2 (1),(2)
Franklin U.S. Government - Class 2  3/14/1989    6.79     6.53    3.98     4.14     4.90   -0.89     4.19    2.83     4.06   4.83
(2)
Franklin Zero Coupon 2005 - Class 1 3/14/1989    7.11     7.52    4.49     5.76     6.83   -0.57     5.23    3.36     5.69   6.77
Franklin Zero Coupon 2010 - Class 1 3/14/1989   16.84    11.50    5.67     7.59     8.00    9.15     9.38    4.59     7.52   7.94
Mutual Discovery Securities- Class  11/8/1996  -11.86    -2.69    0.46      N/A     3.11  -19.54    -5.49   -0.85      N/A   2.41
2 (1),(2)
Mutual Shares Securities - Class 2  11/8/1996  -14.21    -0.53    1.15      N/A     3.70  -21.89    -3.20   -0.13      N/A   3.03
(1),(2)
Templeton Developing Markets        3/04/1996   -2.86   -15.92   -7.42      N/A    -4.49  -10.55   -19.74   -9.26      N/A  -5.01
Securities - Class 2 (1),(2),(3)
Templeton Foreign Securities         5/1/1992  -20.77   -15.76   -5.53     2.59     1.92  -28.45   -19.55   -7.20     2.53   1.85
(1),(2),(4)
Templeont Growth Securities (1),(2) 3/15/1994  -20.70    -9.08   -1.31      N/A     3.47  -28.38   -12.30   -2.69      N/A   3.18
USAZ Templeton Developed Markets    11/5/2001  -16.24      N/A     N/A      N/A   -12.71  -23.92      N/A     N/A      N/A -19.63
Jennison 20/20 Focus                12/15/2000 -24.68      N/A     N/A      N/A   -13.22  -32.36      N/A     N/A      N/A -17.76
SP Jennison International Growth    12/15/2000 -24.93      N/A     N/A      N/A   -31.19  -32.62      N/A     N/A      N/A -37.09
SP Strategic Partners Focused       12/15/2000 -27.54      N/A     N/A      N/A   -24.50  -35.23      N/A     N/A      N/A -29.79
Growth
Oppenheimer Global Securities/VA    11/12/1990 -24.25   -12.82    2.55     8.88     6.41  -31.93   -16.33    1.36     8.83   6.35
Oppenheimer High Income/VA          4/30/1986   -5.04    -4.10   -2.67     3.78     6.21  -12.73    -6.99   -4.17     3.71   6.16
Oppenheimer Main Street/VA           7/5/1995  -21.01   -15.07   -5.87      N/A     5.71  -28.69   -18.79   -7.56      N/A   5.34
USAZ Oppenheimer Emerging Growth     5/1/2002     N/A      N/A     N/A      N/A   -20.80     N/A      N/A     N/A      N/A -28.48
USAZ Oppenheimer Emerging           11/5/2001  -42.73      N/A     N/A      N/A   -34.47  -50.42      N/A     N/A      N/A -41.72
Technologies (5)
PIMCO VIT High Yield - Admin. Class 4/30/1998   -3.89    -2.64     N/A      N/A    -1.67  -11.58    -5.44     N/A      N/A  -3.20
PIMCO VIT StocksPLUS Growth and     12/31/1997 -22.39   -16.30   -2.77      N/A    -2.77  -30.07   -20.13   -4.25      N/A  -4.25
Income
PIMCO VIT Total Return - Admin.     12/31/1997   6.11     6.25    4.16      N/A     4.15   -1.57     3.90    3.01      N/A   3.01
Class
USAZ PIMCO PEA Growth and Income    11/5/2001  -21.09      N/A     N/A      N/A   -17.72  -28.77      N/A     N/A      N/A -24.70
USAZ PIMCO PEA Renaissance          11/5/2001  -27.11      N/A     N/A      N/A   -17.61  -34.80      N/A     N/A      N/A -24.60
USAZ PIMCO PEA Value                11/5/2001  -26.95      N/A     N/A      N/A   -17.81  -34.63      N/A     N/A      N/A -24.80
Seligman Small-Cap Value - Class 1   5/1/1998  -17.67     8.58     N/A      N/A     7.01  -25.35     6.35     N/A      N/A   5.89
USAZ Money Market                    2/1/2000   -1.89      N/A     N/A      N/A     0.38   -9.58      N/A     N/A      N/A  -2.33
USAZ Van Kampen Aggressive Growth    5/1/2001  -34.18      N/A     N/A      N/A   -32.16  -41.87      N/A     N/A      N/A -38.34
USAZ Van Kampen Comstock             5/1/2001  -22.05      N/A     N/A      N/A   -17.73  -29.73      N/A     N/A      N/A -23.11
USAZ Van Kampen Emerging Growth      5/1/2001  -34.15      N/A     N/A      N/A   -26.67  -41.84      N/A     N/A      N/A -32.51
USAZ Van Kampen Growth and Income    5/1/2001  -17.02      N/A     N/A      N/A   -12.85  -24.71      N/A     N/A      N/A -18.02
USAZ Van Kampen Growth               5/1/2001  -26.30      N/A     N/A      N/A   -19.57  -33.99      N/A     N/A      N/A -25.04
----------------------------------------------------------------------------------------------------------------------------------
1.Ongoing stock market volatility can dramatically change the Investment
  Options' short-term performance; current results may differ.

2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton
  Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99
  (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.For Templeton Developing Markets Securities Fund, performance prior to the
  5/1/00 merger reflects the historical performance of the Templeton Developing
  Markets Fund.

4.For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

5. Formerly known as the USAZ AllianceBernstein Technolgy Fund.

There is no performance shown for the PIMCO VIT Real Return Portfolio, USAZ
PIMCO NFJ Small Cap Value Fund and the USAZ Van Kampen Global Franchise Fund because they were first offered under the Separate Account after December 31, 2002.


CHART D - INVESTMENT OPTION PERFORMANCE (NO CONTRACT CHARGES)

Total Return for the periods ended December 31, 2002
_______________________________________________________________________________________________________
                                                 INVESTMENT     ONE       FIVE       TEN       SINCE
INVESTMENT OPTION                                  OPTION      YEAR       YEAR      YEAR     INCEPTION
                                               INCEPTION DATE    %          %         %           %
                                   ____________________________________________________________________
USAZ AIM Basic Value                                 5/1/2002       N/A       N/A       N/A     -23.64%
USAZ AIM Blue Chip                                   5/1/2002       N/A       N/A       N/A     -19.08%
USAZ AIM Dent Demographic Trends                     5/1/2002       N/A       N/A       N/A     -23.80%
USAZ AIM International Equity                        5/1/2002       N/A       N/A       N/A     -18.40%
USAZ AllianceBernstein Growth and Income            11/5/2001   -24.18%       N/A       N/A     -18.17%
USAZ AllianceBernstein Large Cap Growth             11/5/2001   -30.71%       N/A       N/A     -23.79%
Davis VA Financial                                   7/1/1999   -16.85%       N/A       N/A      -2.79%
Davis VA Value                                       7/1/1999   -16.26%       N/A       N/A      -4.81%
Dreyfus IP Small Cap Stock Index                     5/1/2002       N/A       N/A       N/A     -23.25%
Dreyfus Stock Index                                12/29/2000   -22.73%       N/A       N/A     -17.71%
Franklin Global Communications Securities - Class   1/24/1989   -33.53%   -13.43%    -1.65%       2.56%
2 (1),(2)
Franklin Growth and Income Securities - Class 2     1/24/1989   -15.73%     1.16%     8.29%       8.05%
(1),(2)
Franklin High Income - Class 2 (1),(2)              1/24/1989    -9.97%    -3.92%     3.49%       5.01%
Franklin Income Securities                          1/24/1989    -0.62%     3.54%     7.75%       9.13%
Franklin Large Cap Growth Securities - Class 2       5/1/1996   -23.20%     2.51%       N/A       6.49%
(1),(2)
Franklin Real Estate - Class 2 (1),(2)              1/24/1989     2.06%     2.44%    10.03%       9.62%
Franklin Rising Dividends Securities - Class 2      1/27/1992    -1.59%     5.34%     9.92%       9.98%
(1),(2)
Franklin Small Cap - Class 2 (1),(2)                11/1/1995   -28.69%     0.02%       N/A       6.24%
Franklin Small Cap Value Securities - Class 2        5/1/1998    -9.27%       N/A       N/A       0.41%
(1),(2)
Franklin U.S. Government - Class 2 (2)              3/14/1989     9.77%     6.88%     7.04%       7.82%
Franklin Zero Coupon 2005 - Class 1                 3/14/1989    10.09%     7.40%     8.71%       9.81%
Franklin Zero Coupon 2010 - Class 1                 3/14/1989    20.09%     8.62%    10.58%      11.00%
Mutual Discovery Securities - Class 2 (1),(2)       11/8/1996    -9.41%     3.26%       N/A       5.98%
Mutual Shares Securities - Class 2 (1),(2)          11/8/1996   -11.82%     3.97%       N/A       6.59%
Templeton Developing Markets Securities - Class 2   3/04/1996    -0.15%    -4.85%       N/A      -1.82%
(1),(2),(3)
Templeton Foreign Securities (1),(2),(4)             5/1/1992   -18.57%    -2.90%     5.45%       4.75%
Templeton Growth Securities (1),(2)                 3/15/1994   -18.49%     1.44%       N/A       6.35%
USAZ Templeton Developed Markets                    11/5/2001   -13.91%       N/A       N/A     -10.28%
Jennison 20/20 Focus                               12/15/2000   -22.58%       N/A       N/A     -10.81%
SP Jennison International Growth                   12/15/2000   -22.84%       N/A       N/A     -29.28%
SP Strategic Partners Focused Growth               12/15/2000   -25.53%       N/A       N/A     -22.40%
Oppenheimer Global Securities/VA                   11/12/1990   -22.15%     5.41%    11.91%       9.37%
Oppenheimer High Income/VA                          4/30/1986    -2.40%     0.03%     6.66%       9.17%
Oppenheimer Main Street/VA                           7/5/1995   -18.81%    -3.25%       N/A       8.66%
USAZ Oppenheimer Emerging Growth                     5/1/2002       N/A       N/A       N/A     -19.10%
USAZ Oppenheimer Emerging Technologies (5)          11/5/2001   -41.14%       N/A       N/A     -32.64%
PIMCO VIT High Yield - Admin. Class                 4/30/1998    -1.23%       N/A       N/A       1.07%
PIMCO VIT StocksPLUS Growth and Income             12/31/1997   -20.23%    -0.07%       N/A      -0.07%
PIMCO VIT Total Return - Admin. Class              12/31/1997     9.07%     7.05%       N/A       7.05%
USAZ PIMCO PEA Growth and Income                    11/5/2001   -18.89%       N/A       N/A     -15.42%
USAZ PIMCO PEA Renaissance                          11/5/2001   -25.09%       N/A       N/A     -15.31%
USAZ PIMCO PEA Value                                11/5/2001   -24.91%       N/A       N/A     -15.52%
Seligman Small-Cap Value - Class 1                   5/1/1998   -15.37%       N/A       N/A      10.00%
USAZ Money Market                                    2/1/2000     0.83%       N/A       N/A       3.17%
USAZ Van Kampen Aggressive Growth                    5/1/2001   -32.36%       N/A       N/A     -30.28%
USAZ Van Kampen Comstock                             5/1/2001   -19.88%       N/A       N/A     -15.43%
USAZ Van Kampen Emerging Growth                      5/1/2001   -32.33%       N/A       N/A     -24.63%
USAZ Van Kampen Growth and Income                    5/1/2001   -14.71%       N/A       N/A     -10.42%
USAZ Van Kampen Growth                               5/1/2001   -24.25%       N/A       N/A     -17.34%

1.Ongoing stock market volatility can dramatically change the Investment
  Options' short-term performance; current results may differ.
2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton
  Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99
  (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.For Templeton Developing Markets Securities Fund, performance prior to the
  5/1/00 merger reflects the historical performance of the Templeton Developing
  Markets Fund.

4.For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

5. Formerly known as the USAZ AllianceBernstein Technology Fund.

There is no performance shown for the PIMCO VIT Real Return Portfolio, USAZ PIMCO NFJ Small Cap Value Fund and the USAZ Van Kampen Global Franchise Fund because they were first offered under the Separate Account after December 31, 2002.

ILLUSTRATIONS
-------------------------------------------------------------------------------

We provide details regarding the types of illustrations available to customers in the Performance and Illustrations section of the prospectus. The illustrations are designed to assist customers in understanding how a Contract may function in different scenarios. They are not guarantees or representations as to future performance or any specific rate of return. You can request an illustration at any time by contacting your registered representative. Samples of the types of illustrations we provide for this Contract are contained in the appendix to this SAI.


FEDERAL TAX STATUS
--------------------------------------------------------------------------------

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. WE DO NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. A Contract Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump-sum payment or as Annuity Payments under the selected Annuity Option. For a lump-sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life of New York.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as these Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as these Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:

(1) no more than 55% of the value of the total assets of the Investment Option is represented by any one investment;

(2) no more than 70% of the value of the total assets of the Investment Option is represented by any two investments;

(3) no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and

(4) no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying these Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contracts is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among Investment Options or the number and type of Investment Options available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of Annuity Payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance is not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

Section 72(e)(11) of the Code provides that multiple non-qualified deferred annuity contracts which are issued within a calendar year period to the same owner by one insurance company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision (AOD) that indicated it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. The Conway case and the AOD involved a partial exchange to a new annuity contract. Revenue Ruling 2002-75 suggests that a partial exchange can go into an existing annuity contract as well as a new annuity contract. Owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.


CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Contract Owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified retirement plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the accumulation value is treated for federal income tax purposes as a partial or full withdrawal of such amount or portion. The investment in the Contract is increased by the amount included as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If a Contract Owner transfers a Contract without adequate consideration to a person other than their spouse (or to a former spouse incident to divorce), the Contract Owner will be taxed on the difference between his or her accumulation value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. A Contract Owner contemplating any such transfer, assignment, or exchange should consult a tax advisor as to the tax consequences.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is included in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:

o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of 10 years or more;
o        distributions which are required minimum distributions;
o        the portion of the distributions not included in gross income (i.e.
         returns of after-tax contributions); or
o        hardship withdrawals.

Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, section 72(s) requires that:

o if any owner dies on or after the Income Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and

o if any owner dies prior to the Income Date, the entire interest in the contract will be distributed within five years after the date of such owner's death.

These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the owner's death. The designated Beneficiary refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner. If the owner of the Contract is a non-natural person, then the death or change of an Annuitant is treated as the death of the owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It generally provides that if the Contract Value exceeds the aggregate Purchase Payments made, any amount withdrawn before the Income Date will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in gross income.

Section 72 further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received:

(a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner;
(c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code);
(d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary;
(e)           under an immediate annuity; or
(f) that are allocable to Purchase Payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by the 10% penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of Annuity Payments made after the partial withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any partial withdrawals from your Contract.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Distributions - Qualified Contracts.")

QUALIFIED CONTRACTS

The Contracts are designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Following are general descriptions of the types of qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans will utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Distributions - Qualified Contracts.")

TAX-SHELTERED ANNUITIES (TSAS). Section 403(b) of the Code permits the purchase of TSAs by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the TSA is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Distributions - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS). Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. Under applicable limitations, certain amounts may be contributed to an IRA that may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Distributions - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Contracts may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

ROTH IRAS. Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase Payments for a Roth IRA are limited to a maximum amount each year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. (See "Tax Treatment of Distributions - Qualified Contracts.") Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract.

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code sections 401 (pension and profit-sharing plans), 403(b)
(TSAs) and 408 and 408A (IRAs). To the extent amounts are not included in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions:

(a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2;

(b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);

(c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated Beneficiary;

(d) distributions to an employee who has separated from service after he or she has attained age 55;

(e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care;

(f) distributions made to an alternate payee pursuant to a qualified domestic relations order;

(g)           distributions made on account of an IRS levy upon the Qualified
              Contract;

(h) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception no longer applies after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days);

(i) distributions from an IRA made to the owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or Annuitant (as applicable) for the taxable year; and

(j) distributions from an IRA made to the owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by the 10% penalty tax, plus interest for the tax years in which the exception was used.

A partial withdrawal may result in the modification of the series of Annuity Payments made after the partial withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any partial withdrawal from your Contract.

Generally, distributions from a Qualified Contract must commence no later than April 1 of the calendar year following the later of:

(a) the year in which the employee attains age 70 1/2, or (b) the calendar year in which the employee retires.

The date set forth in (b) does not apply to an IRA or to a "5% owner" (as defined in the Code). Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner:

(1)      attains age 59 1/2;
(2)      separates from service;
(3)      dies;
(4)      becomes disabled (within the meaning of Section 72(m)(7) of the Code);
         or
(5) in the case of hardship, however, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results.

The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Contracts. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.


ANNUITY PROVISIONS
--------------------------------------------------------------------------------

We base your monthly Annuity Payment upon:

|X| whether you select a fixed payout, variable payout, or a combination of both fixed and variable payouts; |X| the Contract Value (less any applicable withdrawal charge) on the Income Date; |X| the Annuity Option you select; |X| the age of the Annuitant and any joint Annuitant; and |X| the sex of the Annuitant and joint Annuitant where allowed.

We guarantee fixed payouts as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you elect to receive any portion of your Annuity Payments as a fixed payout, the amount of Contract Value (less any applicable withdrawal charge) that you elect to apply to fixed Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payouts are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Annuity Payments you elect to receive.

ANNUITY UNIT VALUE

We will purchase a fixed number of Annuity Units on the Income Date as follows.

The first Annuity Payment is equal to the amount of Contract Value that you elect to apply to variable Annuity Payments, divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected.

We determine the fixed number of Annuity Units in each subaccount by dividing the amount of the first Annuity Payment for each subaccount by the Annuity Unit value on the Income Date. Thereafter, the number of Annuity Units in each subaccount remains unchanged unless you make a transfer. The number of Annuity Units will also change if Annuity Option 3 is in effect, one Annuitant dies, and the surviving joint Annuitant elects to receive Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the Annuity Payment frequency selected.

The total variable Annuity Payment on each subsequent Annuity Payment date is the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment in each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount. We determine the Annuity Unit value on each subsequent Business Day as follows:

1. The net investment factor is determined as described in prospectus section 3, Purchase - Accumulation Units.

2. The Annuity Unit value for a Business Day is equal to:

|X|      the Annuity Unit value for the immediately preceding Business Day.
|X|      multiplied by the net investment factor for the current Business Day.
|X|      divided by the assumed net investment factor for the Business Day.

The assumed net investment factor is equal to one plus the assumed investment return which we use in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Business Day. We will use an assumed investment return of 3% or 4.5% based on your selection and applicable law.

MORTALITY AND EXPENSE RISK GUARANTEE
--------------------------------------------------------------------------------

We guarantee that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The audited consolidated financial statements of Allianz Life of New York as of and for the year ended 2002, included herein should be considered only as bearing upon the ability of Allianz Life of New York to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended 2002 are also included herein.

                         APPENDIX A - ILLUSTRATIONS                         A-1

                              IMPORTANT DISCLOSURES
                        ADJUSTED HISTORICAL ILLUSTRATION

 THIS IS AN ILLUSTRATION NOT A CONTRACT. The purpose of this illustration is to demonstrate how the performance of the underlying Investment Options offered through the Contract may affect Contract Values, death benefits, and income benefits over an extended period of time. This illustration is based on historical rates of return and is not intended to serve as a projection or prediction of future investment returns. It illustrates how much the Contract would hypothetically be worth, and how much the Guaranteed Minimum Death Benefit (GMDB), Guaranteed Minimum Income Benefit (GMIB) and Guaranteed Partial Withdrawal Benefit (GPWB) would be, at the end of each year if:

o the product were offered and the customer purchased the variable annuity on the hypothetical Contract date;
o the customer had made the purchase payments shown; and
o the customer had allocated the purchase payments to the Investment Options indicated.

 The GMIB is only available to you through the Guaranteed Benefit Packages
 (GBPs). The Traditional GBP consists of the Traditional GMIB and the Traditional GPWB. The Enhanced GBP consists of the Enhanced GMIB and the Enhanced GPWB. The GMIBs are not available separately from the GPWBs.

 To assist you in understanding this illustration, mathematical depictions of hypothetical performance may be accompanied by visual depictions, including pie charts, graphs, and other types of charts.

 The value of a variable annuity will fluctuate up and down, based on the performance of the underlying Investment Options, and the Contract Owner may experience a gain or loss. Actual performance may be more or less than those shown on this illustration and will depend on a number of factors, including the choice and investment experience of the variable Investment Options.

 This illustration may illustrate adjusted historical performance for one or more Investment Options. If more than one Investment Option is illustrated, performance may be shown as aggregate performance for all Investment Options selected. In addition, if you elect to illustrate more than one Investment Option and to hypothetically allocate more money to one Investment Option than to other Investment Options (for example, 50% to one Investment Option, 30% to a second Investment Option, and 20% to a third Investment Option), performance may be shown as weighted aggregate performance.

 Performance data for the Investment Options illustrated in this illustration reflects the deduction of the mortality and expense risk charge and the contract maintenance charge. The fees and expenses of the underlying Investment Options which serve as funding vehicles are also reflected. The withdrawal charge may or may not be reflected, depending upon what is being illustrated. For example, the withdrawal charge would be deducted from Cash Withdrawal Value figures that are illustrated, but not Contract Value figures. Please refer to the prospectus for full details on charges, expenses and fees.

STANDARDIZED AVERAGE ANNUAL RETURN: Any adjusted historical performance illustration is accompanied by Standardized Average Annual Return for each Investment Option depicted in the illustration. Standardized return is calculated using uniform guidelines as mandated by the Securities and Exchange Commission. Standardized return figures assume a one-time lump-sum Purchase Payment, and do not reflect the effect of taxation. Standardized return is shown for the most recent 1, 5, and 10 year periods, or from the inception date of the subaccount, if later. In contrast, illustration material may depict returns from the inception date of the applicable Investment Option, if earlier than the inception date of the subaccount. Standardized return includes the effect of all Investment Option expenses and all Contract expenses. If Contract expenses vary depending upon which features are selected, standardized return will reflect the highest potential expenses. In contrast, an illustration may reflect only certain expenses. Standardized return reflects the addition of the 6% bonus credited on Purchase Payments. The bonus is shown from the date the Contracts were first offered, on September 27, 2002. Standardized return also assumes the assessment of a withdrawal charge at the end of each applicable period. Standardized return is computed as of the most recent calendar quarter end.

The ADJUSTED HISTORICAL AVERAGE ANNUAL RETURN is based upon the weighted aggregate historical rate of return on the Investment Options selected, commencing on the hypothetical Issue Date, and calculates the change in Contract Value from the beginning of the hypothetical period to the end of the period, adjusted for additional Purchase Payments and any withdrawals. The adjusted historical average annual return commences on the inception date of the Investment Option and includes mortality & expense charges and Investment Option fees, but does not include withdrawal charges.

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 xx/xx/xxxx                                                   Page x of y

Weighted aggregate return for the Investment Options selected for the total period shown is: XX.XX%. Average annual returns for each of the Investment Options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter end) are shown on another page of this illustration.

TAXES: The effect of income taxes, penalty taxes, and premium taxes have not been reflected in this illustration. While withdrawals may or may not be depicted within this illustration, withdrawals from the Contract will be subject to ordinary income tax to the extent that the Contract Value immediately before the withdrawal exceeds the total amount of after-tax money paid into the Contract. A withdrawal in excess of the taxable amount will constitute a nontaxable return of principal. If the taxpayer has not attained age 59 1/2 at the time of the distribution, the portion of the withdrawal that is subject to income tax may also be subject to a 10% premature distribution penalty. Please read the prospectus for further information.

For any Qualified Contract, e.g., IRA or TSA, the tax deferred growth feature is already provided by the tax qualified retirement plan. Therefore, product features and benefits other than tax deferral should be reasons for acquiring an annuity in a qualified retirement plan. If the Contract is an IRA or other Qualified Contract, the Contract Owner will generally be taxed on all amounts withdrawn, or received on withdrawal. The tax consequences will be different, however, if the Contract is a Roth IRA, or a traditional non-deductible IRA. See your tax advisor and read the prospectus for additional information.

The tax treatment of death benefit proceeds from the annuity contract differs from the tax treatment of a life insurance policy. See your tax advisor and the prospectus for further details.

BONUS: The Contract offers a bonus feature during the Accumulation Phase of 6% on each Purchase Payment you make. Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our) will only accept Purchase Payments during the Accumulation Phase prior to any owner's 81st birthday or until you exercise the GPWB (if applicable). We do not accept Purchase Payments after the Income Date. After a withdrawal, a bonus is only applicable to additional Purchase Payment amounts in excess of all previous Purchase Payments withdrawn. As with all bonus variable annuities, please understand that they may carry higher fees and charges than variable annuities without the bonus feature. COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.
Each year, we deduct a $30 contract maintenance charge from your Contract. We currently waive this charge if your Contract Value is at least $100,000 at the time we are to deduct the charge. We deduct a mortality and expense risk (M&E) charge that varies during the Accumulation Phase depending upon the benefit options that apply to your Contract. The table below shows the benefit option combinations available to you and their M&E charges during the Accumulation Phase, as a percentage of the average daily assets invested in a subaccount on an annual basis.



                             NO       TRADITIONAL   ENHANCED GBP
                            GBP           GBP
Traditional GMDB           1.90%         2.10%         2.60%
Enhanced GMDB              2.10%         2.25%         2.75%


The Traditional Guaranteed Benefit Package (GBP) consists of the Traditional Guaranteed Minimum Income Benefit (GMIB) and the Traditional Guaranteed Partial Withdrawal Benefit (GPWB). The Enhanced GBP consists of the Enhanced GMIB and the Enhanced GPWB. The GMIBs are not available separately from the GPWBs.


The M&E charge during the Payout Phase is 1.90%, regardless of the benefit options that apply.


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Please see important disclosures on accompanying pages. This illustration is not
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 xx/xx/xxxx                                                   Page x of y
--------------------------------------------------------------------------------

                                                                             A-3
GUARANTEED MINIMUM INCOME BENEFITS (GMIBS): The GMIBs are only available to you through the purchase of a GBP. The GMIBs are not available separately from the GPWBs. The selection of a GBP must be made at the time of initial Purchase Payment. You may only select one GBP, and once you select a GBP it cannot be changed or cancelled. There are additional charges associated with the GBPs. The GMIBs are available after a 10-year waiting period and the Contract must be annuitized within 30 days after a Contract Anniversary under a fixed annuity option. The GMIBs are only beneficial if you annuitize the Contract. You may receive no explicit benefit from the GMIBs depending on your Contract Value at the time of annuitization. If you exercise a GMIB, your GPWB and GMDB cancel.

The GMIBs guarantee that your Annuity Payments will be equal to the greater of:

o current fixed payout rates applied to the current Contract Value (less any applicable premium tax and withdrawal charges); or

o guaranteed fixed payout rates applied to the Traditional or Enhanced GMIB value.

The Traditional GMIB value is equal to total Purchase Payments adjusted for partial withdrawals.

The Enhanced GMIB value is equal to either:

o the highest Contract Value on any Contract Anniversary (Maximum Anniversary Value or MAV) prior to age 81 plus subsequent additional Purchase Payments and minus subsequent adjusted partial withdrawals; or
o total Purchase Payments adjusted for partial withdrawals increased by 3% on each Contract Anniversary (3% Annual Increase Amount) prior to age 81 (maximum of 150% of Purchase Payments adjusted for partial withdrawals); or
o total Purchase Payments adjusted for partial withdrawals increased by 5% on each Contract Anniversary (5% Annual Increase Amount)prior to age 81 (maximum of two times the total Purchase Payments made in the first five Contract Years adjusted for partial withdrawals).

You may be able to select whether your GMIB value is equal to the MAV, 3% Annual Increase Amount or 5% Annual Increase Amount depending on their values. The 3% Annual Increase Amount can be annuitized for a period as short as ten years. The payout for the 5% Annual Increase Amount can be annuitized with a life and 10-year period certain. However, the 5% Annual Increase Amount is potentially more limited than the 3% Annual Increase Amount.

GUARANTEED PARTIAL WITHDRAWAL BENEFITS (GPWBS): The GPWBs are only available to you through the purchase of a GBP. The GPWBs are not available separately from the GMIBs. The GPWBs are not available until the 10th Contract Anniversary and can only be exercised within 30 days after a Contract Anniversary. If you exercise the GPWB you can only stop receiving GPWB payments if you either take a lump-sum payment of your remaining Contract Value (less any applicable withdrawal charge and premium tax) or annuitize your Contract. In addition, if you elect to receive GPWB payments:

o we will not accept any additional Purchase Payments;

o the partial withdrawal privilege will no longer apply;

o the systematic withdrawal and minimum distribution programs are no longer available to you;

o your GMIB, GPWB and GMDB values stop increasing (although your Contract Value will continue to increase and decrease as a result of market performance);

o your Contract Value, GPWB value, GMIB value and GMDB value will decrease with each GPWB payment we make (and they will decrease proportionately with any additional withdrawals you may make each Contract Year);

o the additional M&E charge for your GBP will continue until your GPWB endorsement terminates; and

o if you have the Enhanced GMDB, the additional M&E charge for your Enhanced GMDB will continue as long as your GMDB value is greater than zero.


--------------------------------------------------------------------------------
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


                                                                            A-4

The GPWB value is equal to the GMIB value prior to exercising the GPWB. Please refer to the GMIB description above regarding the calculation of the GMIB values. If the GPWB value is equal to the 3% Annual Increase Amount or the MAV, you can withdraw up to 10% of the GPWB value each year. If the GPWB value is equal to the 5% Annual Increase Amount you can withdraw up to 6.67% of your GPWB value each year. Once you exercise the GPWB, the GPWB payment amount is fixed and is paid annually. If no additional partial withdrawals are made while the GPWB is in effect and you select the maximum withdrawal percentage, we would pay the GPWB value to you:

o        in ten years if you elect to 10% of the GPWB value; or
o        in 15 years if you elect to receive 6.67% of the GPWB value.

Withdrawal charges will not apply to amounts withdrawn using the GPWB feature. However, the amounts withdrawn will be taxed in the same manner as a withdrawal, may be included in taxable income and prior to age 59 1/2 may be subject to a 10% federal tax penalty.

If your remaining Contract Value is less than $2,000 at the time of the last GPWB payment we will pay you this amount (less any applicable premium tax and withdrawal charge) and your Contract will terminate. However, if your remaining Contract Value is at least $2,000 you can instead elect to:

o   continue your Contract, or
o   annuitize your remaining Contract Value (less any applicable premium tax).

GUARANTEED MINIMUM DEATH BENEFITS (GMDBS): The selection of a GMDB must be made at the time of initial Purchase Payment. You may only select one GMDB, and once you select a GMDB it cannot be changed or cancelled. There are additional charges associated with the Enhanced GMDB. The death benefit will only be paid if the owner dies during the Accumulation Phase.

The Traditional GMDB guarantees the greater of the following:

o        Contract Value, or
o        total Purchase Payments adjusted for partial withdrawals.
The Enhanced GMDB guarantees the greater of the following:

o        Contract Value;
o        total Purchase Payments adjusted for partial withdrawals; or
o the highest Contract Value on any Contract Anniversary (the Maximum Anniversary Value or MAV) prior to age 81 plus subsequent additional Purchase Payments and minus subsequent adjusted partial withdrawals.

If you take money out of the Contract, we may assess a withdrawal charge. The withdrawal charge starts at 6% in the first year and declines to 0% after we have had your Purchase Payment for 7 full years.

There are also daily Investment Option expenses that currently range, on an annual basis, from 0.51% to 3.78% of the average daily net assets of an Investment Option before expense reimbursements and fee waivers, depending upon the Investment Option.

This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the Issue Date, and cannot be added once the Contract is issued.

The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit value multiplied by the number of Accumulation Units allocated to the Contract for each Investment Option. This value will fluctuate due to the investment performance of the selected Investment Option(s). The Contract Value reflects all Investment Option expenses and all charges for the Contract features selected, but does not include the withdrawal charge. It also does not reflect the impact of income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.




--------------------------------------------------------------------------------
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 xx/xx/xxxx                                                   Page x of y

The "CASH WITHDRAWAL VALUE" reflects all of the expenses and charges assessed against Contract Value, and also reflects any withdrawal charge if applicable. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

 IMPORTANT CONSIDERATIONS: Past performance is not a guarantee of future results. No representation is made as to future performance. The value of an annuity contract will fluctuate, so that it may be worth more or less than amounts paid in. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed, may be worth more or less than the original cost.

 All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of New York.

 High Yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity.

 Index Investment Options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes.

 Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified.

 Small cap stocks may be more volatile than large cap or more established companies' securities.

 International investing involves some risks not presented with U.S. investments, such as currency fluctuation and political volatility. An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per unit, it is possible to lose money in the fund.

 USAllianz variable products are issued by Allianz Life Insurance Company of New York and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

















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Please see important disclosures on accompanying pages. This illustration is not valid without all pages.

xx/xx/xxxx                                      Page x of y

                                                                             A-6
                            USALLIANZ OPPORTUNITY(R)


PREPARED FOR:                CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                              Contract Type: Non-Qualified
                                      Death Benefit:
PERIOD BEGINNING:


                     STANDARDIZED AVERAGE ANNUAL RETURN AND
                        ADJUSTED INVESTMENT OPTION RETURN
 As of [12/31/2001], a one-time investment of $1,000 if withdrawn would have generated the following Standardized Average Annual Return, without regard to taxes and without reflection of any bonus:

                                                 INVESTMENT OPTION PERFORMANCE                 SUBACCOUNT PERFORMANCE
                                                                   SINCE        DATE OF
                                                                INVESTMENT     INVESTMENT       SINCE         DATE OF
                                               5       10         OPTION         OPTION       SUBACCOUNT    SUBACCOUNT
INVESTMENT OPTION                    1 YEAR    YEARS   YEARS     INCEPTION     INCEPTION      INCEPTION      INCEPTION
USAZ MONEY MARKET FUND
DAVIS VA FINANCIAL PORTFOLIO
DAVIS VA VALUE PORTFOLIO


Standardized Average Annual Return figures are calculated from the inception date of the applicable subaccount. Figures reflect the deduction of all Contract and Investment Option charges. Where there is a varying charge depending upon which feature selected, the highest potential charge is shown. The effect of the withdrawal charge is reflected at the end of each period shown. Non-standardized performance reflecting Investment Option returns prior to subaccount inception have been adjusted for Contract expenses.



Past performance is not necessarily indicative of future results.


    [THIS PAGE MUST ACCOMPANY ANY ACCUMULATION ILLUSTRATION CONTAINING ADJUSTED HISTORICAL PERFORMANCE.]





-------------------------------------------------------------------------------










Please see important disclosures on accompanying pages. This illustration is not valid without all pages.

 xx/xx/xxxx                                                   Page x of y

                                                                           A-7
                            USALLIANZ OPPORTUNITY(R)


PREPARED FOR:                   CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                 Contract Type: Non-Qualified
                                         Death Benefit:
PERIOD BEGINNING:

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Investment Option (___%)
____ Investment Option (___%)


                    EFFECT OF ADJUSTED HISTORICAL RETURNS ON ILLUSTRATED CONTRACT VALUES


----------------- ------ --------------- --------------- ----------- --------------- ---------- --------------- ----------- --------
     END OF        AGE      AVERAGE         PURCHASE     BONUS        WITHDRAWALS    CONTRACT        CASH
----------------         ANNUAL RETURN      PAYMENTS       AMOUNT                      VALUE      WITHDRAWAL       GMIB   GMDB VALUE
      YEAR                                                                                          VALUE         VALUE
----------------- ------ --------------- --------------- ----------- --------------- ---------- --------------- ----------- --------

   Mm/dd/yyyy      45       Xx.xx%         $x,xxx.00     $x,xxx.00                   $x,xxx.00    $x,xxx.00     $x,xxx.00  $x,xxx.00


----------------- ----- ---------------- --------------- ----------- --------------- ---------- --------------- ----------- --------

     This illustration is based upon adjusted historical returns during the period indicated. However, past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns and is presented as of the most recent calendar [year end/quarter end].









--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.

 xx/xx/xxxx                                                   Page x of y

                                                                           A-8
                            USALLIANZ OPPORTUNITY(R)


PREPARED FOR:               CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                      Contract Type: Non-Qualified
                                              Death Benefit:
PERIOD BEGINNING:

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Investment Option (___%)
____ Investment Option (___%)

                               ADJUSTED HISTORICAL
                     GUARANTEED MINIMUM DEATH BENEFIT REPORT
                            AGGREGATE RETURN: XX.XX%

----------------- ------- ------------------- -------------- ----------------- ---------------- --------------- ------------
     END OF                 AVERAGE ANNUAL      PURCHASE      BONUS AMOUNTS                        CONTRACT     GMDB VALUE
----------------   AGE          RETURN          PAYMENTS                         WITHDRAWALS        VALUE
      YEAR
----------------- ------- ------------------- -------------- ----------------- ---------------- --------------- ------------
----------------- ------- ------------------- -------------- ----------------- ---------------- --------------- ------------
   Mm/dd/yyyy       45          Xx.xx%          $x,xxx.00       $x,xxx.00         $x,xxx.00       $x,xxxx.00    $x,xxxx.00

----------------- ------- ------------------- -------------- ----------------- ---------------- --------------- ------------

     This illustration is based upon adjusted historical returns during the period indicated. Past performance is not a guarantee of future results. This illustration is for illustrative purposes only and is no guarantee of return or future performance.

























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Please see important disclosures on accompanying pages. This illustration is not valid without all pages.

 xx/xx/xxxx                                                   Page x of y

                                                                            A-9
                            USALLIANZ OPPORTUNITY(R)


PREPARED FOR:           CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                  Contract Type: Non-Qualified
                                          Death Benefit:
PERIOD BEGINNING:

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Investment Option (___%)
____ Investment Option (___%)

                               ADJUSTED HISTORICAL
                    GUARANTEED MINIMUM INCOME BENEFIT REPORT
                            AGGREGATE RETURN: XX.XX%

------------------------------------------------------------------------------------------------------------------------------
                                                     ACCUMULATION PHASE                                     PAYOUT PHASE
                       -------------------------------------------------------------------------------------------------------
                       -------------------------------------------------------------------------------------------------------
                                                          3% ANNUAL  5% ANNUAL
                       AVERAGE        NET                 INCREASE   INCREASE
                       ANNUAL       PURCHASE   CONTRACT     AMOUNT     AMOUNT                 GMIB
END OF           AGE     RETURN    PAYMENTS*     VALUE                             MAV        VALUE     MONTHLY     ANNUAL
YEAR
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Mm/dd/yyyy        45     xx.xx%     $xxx.00    $x,xxx.00  $x,xxx.00  $x,xxx.00  $x,xxx.00   $x,xxx.00  $x,xxx.00   $x,xxx.00
------------------------------------------------------------------------------------------------------------------------------

     *The Net Purchase Payment column represents Purchase Payments plus bonus amounts minus withdrawals in the Accumulation Phase.

This illustration is based upon adjusted historical returns during the period indicated. Past performance is not a guarantee of future results. This illustration is for illustrative purposes only and is no guarantee of return or future performance.




















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Please see important disclosures on accompanying pages. This illustration is not valid without all pages.

 xx/xx/xxxx                                                   Page x of y

                                                                           A-10
                            USALLIANZ OPPORTUNITY(R)

PREPARED FOR:           CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                  Contract Type: Non-Qualified
                                          Death Benefit:
PERIOD BEGINNING:

INVESTMENT OPTIONS AND ALLOCATIONS:
____ Investment Option (___%)
____ Investment Option (___%)

                ADJUSTED HISTORICAL
   GUARANTEED PARTIAL WITHDRAWAL BENEFIT REPORT
__% OF GUARANTEED PARTIAL WITHDRAWAL BENEFIT VALUE
             AGGREGATE RETURN: XX.XX%

----------------------------------------------------------------------------------------------------
                                                   CUMULATIVE        REMAINING      AVERAGE ANNUAL
                 GPWB VALUE      ANNUAL GPWB       WITHDRAWALS         YEAR-END          RETURN
PAYOUT                            PAYMENT           RECEIVED       CONTRACT VALUE
YEAR
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Mm/dd/yyyy        $xxx.00        $x,xxx.00         $x,xxx.00         $x,xxx.00          xx.xx%
----------------------------------------------------------------------------------------------------

This illustration is based upon adjusted historical returns during the period indicated. Past performance is not a guarantee of future results. This illustration is for illustrative purposes only and is no guarantee of return or future performance.

Withdrawal charges will not apply to GPWB payments. However, any additional partial withdrawals in excess of the GPWB payment will be subject to any applicable withdrawal charge. GPWB payments will be taxed as a withdrawal, may be included in taxable income and prior to age 59 1/2 may be subject to a 10% federal tax penalty.

Depending on the inception date of the Investment Option(s) selected, historical performance information may not exist for the full holding and/or withdrawal period of the GPWB value. Withdrawals of the GPWB value and changes in the Contract Value will not be shown for periods prior to the Investment Option's inception.

GPWB payments will only be illustrated through age 89 due to current system constraints. However, we will make GPWB payments to you for the entire withdrawal period, based on the withdrawal percentage selected.

--------------------------------------------------------------------------------











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valid without all pages. xx/xx/xxxx Page x of y

                                                                          A-11
                            USALLIANZ OPPORTUNITY(R)

PREPARED FOR:                       CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                    Contract Type: Non-Qualified
                                    Guaranteed Minimum Income Benefit(GMIB):
PERIOD BEGINNING:                   Guaranteed Minimum Death Benefit(GMDB):

                    ADJUSTED HISTORICAL DOLLAR COST AVERAGING


                                                                                                                  PERIOD
             INITIAL               MONTHLY                  INITIAL                     ENDING                   ENDING
              PURCHASE             TRANSFER                 TRANSFER                    TRANSFER                  VALUE
             PAYMENT               PERIODS                   DATE                         DATE                    DATE
           $50,000.00                20                   05/01/1993                   12/01/1994               03/31/2002

                                                                                      WITHOUT      DOLLAR COST    DOLLAR COST
                                                     ALLOCATION       ALLOCATION       MONTHLY     AVERAGING        AVERAGING
          INVESTMENT OPTIONS                         PERCENTAGE       AMOUNT           TRANSFER    ENDING VALUE     ENDING VALUE
FROM    :
USAZ MONEY MARKET FUND                                   100% (Initial)                                x,xxx

TO   :

DAVIS VA FINANCIAL PORTFOLIO                               10%         5,000               250        xx,xxx            xx,xxx
DAVIS VA VALUE PORTFOLIO                                   10%         5,000               250        xx,xxx            xx,xxx
MUTUAL SHARES SECURITIES FUND                              20%        10,000               500        xx,xxx            xx,xxx
USAZ AIM INTERNATIONAL EQUITY FUND                         10%         5,000               250        xx,xxx            xx,xxx
FRANKLIN SMALL CAP FUND                                    30%        15,000               750        xx,xxx            xx,xxx
OPPENHEIMER HIGH INCOME FUND                               20%        10,000               500        xx,xxx            xx,xxx

  TOTAL                                                   100%        50,000             2,500       xxx,xxx           xxx,xxx

Dollar cost averaging involves continuous investing regardless of fluctuating prices. The investor should consider his or her financial ability to continue purchases through periods of low price levels. Dollar cost averaging does not ensure a profit.

This report is based off your initial lump-sum Purchase Payment only, as illustrated above. Future Purchase Payments are not taken into consideration.

Average annual returns for the Investment Options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter end) are shown on another page of this illustration.

The Investment Options illustrated are based upon adjusted historical returns during the period indicated. Any fixed rate returns illustrated are based upon current returns. However, these returns are not indicative of future results . This illustration is not intended to serve as a projection or prediction of future returns.






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This illustration is not valid without all pages
 xx/xx/xxxx                                                   Page x of y

                                                                       A-12
                              IMPORTANT DISCLOSURES
                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION

THIS IS AN ILLUSTRATION NOT A CONTRACT. The purpose of this illustration is to demonstrate how a varying rate of return may affect Contract Values, death benefits, and income benefits over an extended period of time. This illustration is based upon hypothetical fixed returns during the period indicated. This illustration is not intended to serve as a projection or prediction of future returns. It illustrates how much the Contract would hypothetically be worth, and how much the Guaranteed Minimum Death Benefit (GMDB), Guaranteed Minimum Income Benefit (GMIB) and Guaranteed Partial Withdrawal Benefit would be, based on the hypothetical rate of return illustrated. No representations are made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


The GMIB is only available to you through the Guaranteed Benefit Packages
(GBPs). The Traditional GBP consists of the Traditional GMIB and the Traditional GPWB. The Enhanced GBP consists of the Enhanced GMIB and the Enhanced GPWB. The GMIBs are not available separately from the GPWBs.


 The value of a variable annuity will fluctuate up and down, based on the performance of the underlying Investment Options, and the Contract Owner may experience a gain or loss. Actual performance may be more or less than those reflected in the hypothetical rates of return and will depend on a number of factors, including the choice and investment experience of the variable Investment Options.

 This illustration, including any accompanying reports and graphs, must be preceded or accompanied by the current prospectus. Please refer to the prospectus for full details on charges, expenses, fees and state premium taxes.

 TAXES: The effects of income, penalty and state premium taxes have not been reflected in the illustration. While withdrawals may or may not be depicted within this illustration, withdrawals from the Contract will be subject to ordinary income tax to the extent that the Contract Value immediately before the withdrawal exceeds the total amount of after-tax money paid into the Contract. A withdrawal in excess of the taxable amount will constitute a nontaxable return of principal. If the taxpayer has not attained age 59 1/2 at the time of the distribution, the portion of the withdrawal that is subject to income tax may also be subject to a 10% premature distribution penalty. Please read the prospectus for further information.

 For any Qualified Contract, e.g., IRA or TSA, the tax deferred growth feature is already provided by the tax qualified retirement plan. Therefore, product features and benefits other than tax deferral should be reasons for acquiring an annuity in a qualified retirement plan. If the Contract is an IRA or other Qualified Contract, the Contract Owner will generally be taxed on all amounts withdrawn, or received on withdrawal. The tax consequences will be different, however, if the Contract is a Roth IRA, or a traditional non-deductible IRA. See your tax advisor and read the prospectus for additional information.

 The tax treatment of death benefit proceeds from the annuity contract differs from the tax treatment of a life insurance policy. See your tax advisor and the prospectus for further details.


BONUS: The Contract offers a bonus feature during the Accumulation Phase of 6% on each Purchase Payment you make. Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our) will only accept Purchase Payments during the Accumulation Phase prior to any owner's 81st birthday or until you exercise the GPWB (if applicable). We do not accept Purchase Payments after the Income Date. After a withdrawal, a bonus is only applicable to additional Purchase Payment amounts in excess of all previous Purchase Payments withdrawn. As with all bonus variable annuities, please understand that they may carry higher fees and charges than variable annuities without the bonus feature.










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


                                                                          A-13

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each. Each year, we deduct a $30 contract maintenance charge from your Contract. We currently waive this charge if your Contract Value is at least $100,000 at the time we are to deduct the charge. We deduct a mortality and expense risk (M&E) charge that varies during the Accumulation Phase depending upon the benefit options that apply to your Contract. The table below shows the benefit option combinations available to you and their M&E charges during the Accumulation Phase, as a percentage of the average daily assets invested in a subaccount on an annual basis.

                             NO       TRADITIONAL   ENHANCED GBP
                            GBP           GBP
Traditional GMDB           1.90%         2.10%         2.60%
Enhanced GMDB              2.10%         2.25%         2.75%

The Traditional Guaranteed Benefit Package (GBP) consists of the Traditional Guaranteed Minimum Income Benefit (GMIB) and the Traditional Guaranteed Partial Withdrawal Benefit (GPWB). The Enhanced GBP consists of the Enhanced GMIB and the Enhanced GPWB. The GMIBs are not available separately from the GPWBs.

The M&E charge during the Payout Phase is 1.90%, regardless of the benefit options that apply.

GUARANTEED MINIMUM INCOME BENEFITS (GMIBS): The GMIBs are only available to you through the purchase of a GBP. The GMIBs are not available separately from the GPWBs. The selection of a GBP must be made at the time of initial Purchase Payment. You may only select one GBP, and once you select a GBP it cannot be changed or cancelled. There are additional charges associated with the GBPs. The GMIBs are available after a 10-year waiting period and the Contract must be annuitized within 30 days after a Contract Anniversary under a fixed annuity option. The GMIBs are only beneficial if you annuitize the Contract. You may receive no explicit benefit from the GMIBs depending on your Contract Value at the time of annuitization. If you exercise a GMIB, your GPWB and GMDB cancel.

The GMIBs guarantee that your Annuity Payments will be equal to the greater of:

o current fixed payout rates applied to the current Contract Value (less any applicable premium tax and withdrawal charges); or

o guaranteed fixed payout rates applied to the Traditional or Enhanced GMIB value.

The Traditional GMIB value is equal to total Purchase Payments adjusted for partial withdrawals.

The Enhanced GMIB value is equal to either:

o the highest Contract Value on any Contract Anniversary (Maximum Anniversary Value or MAV) prior to age 81 plus subsequent additional Purchase Payments and minus subsequent adjusted partial withdrawals; or

o total Purchase Payments adjusted for partial withdrawals increased by 3% on each Contract Anniversary (3% Annual Increase Amount) prior to age 81 (maximum of 150% of Purchase Payments adjusted for partial withdrawals); or

o total Purchase Payments adjusted for partial withdrawals increased by 5% on each Contract Anniversary (5% Annual Increase Amount)prior to age 81 (maximum of two times the total Purchase Payments made in the first five Contract Years adjusted for partial withdrawals).

You may be able to select whether your GMIB value is equal to the MAV, 3% Annual Increase Amount or 5% Annual Increase Amount depending on their values. The 3% Annual Increase Amount can be annuitized for a period as short as ten years. The payout for the 5% Annual Increase Amount can be annuitized with a life and 10-year period certain. However, the 5% Annual Increase Amount is potentially more limited than the 3% Annual Increase Amount.






--------------------------------------------------------------------------------
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valid without all pages. xx/xx/xxxx Page x of y

                                                                           A-14
GUARANTEED PARTIAL WITHDRAWAL BENEFITS (GPWBS): The GPWBs are only available to you through the purchase of a GBP. The GPWBs are not available separately from the GMIBs. The GPWBs are not available until the 10th Contract Anniversary and can only be exercised within 30 days after a Contract Anniversary. If you exercise the GPWB you can only stop receiving GPWB payments if you either take a lump-sum payment of your remaining Contract Value (less any applicable withdrawal charge and premium tax) or annuitize your Contract. In addition, if you elect to receive GPWB payments:

o we will not accept any additional Purchase Payments;

o the partial withdrawal privilege will no longer apply;

o the systematic withdrawal and minimum distribution programs are no longer available to you;

o your GMIB, GPWB and GMDB values stop increasing (although your Contract Value will continue to increase and decrease as a result of market performance);

o your Contract Value, GPWB value, GMIB value and GMDB value will decrease with each GPWB payment we make (and they will decrease proportionately with any additional withdrawals you may make each Contract Year);

o the additional M&E charge for your GBP will continue until your GPWB endorsement terminates; and

o if you have the Enhanced GMDB, the additional M&E charge for your Enhanced GMDB will continue as long as your GMDB value is greater than zero.

The GPWB value is equal to the GMIB value prior to exercising the GPWB. Please refer to the GMIB description above regarding the calculation of the GMIB values. If the GPWB value is equal to the 3% Annual Increase Amount or the MAV, you can withdraw up to 10% of the GPWB value each year. If the GPWB value is equal to the 5% Annual Increase Amount you can withdraw up to 6.67% of your GPWB value each year. Once you exercise the GPWB, the GPWB payment amount is fixed and is paid annually. If no additional partial withdrawals are made while the GPWB is in effect and you select the maximum withdrawal percentage, we would pay the GPWB value to you:

o        in ten years if you elect to 10% of the GPWB value; or
o        in 15 years if you elect to receive 6.67% of the GPWB value.

Withdrawal charges will not apply to amounts withdrawn using the GPWB feature. However, the amounts withdrawn will be taxed in the same manner as a withdrawal, may be included in taxable income and prior to age 59 1/2 may be subject to a 10% federal tax penalty.

If your remaining Contract Value is less than $2,000 at the time of the last GPWB payment we will pay you this amount (less any applicable premium tax and withdrawal charge) and your Contract will terminate. However, if your remaining Contract Value is at least $2,000 you can instead elect to: o continue your Contract, or o annuitize your remaining Contract Value (less any applicable premium tax).

GUARANTEED MINIMUM DEATH BENEFITS (GMDBS): The selection of a GMDB must be made at the time of initial Purchase Payment. You may only select one GMDB, and once you select a GMDB it cannot be changed or cancelled. There are additional charges associated with the Enhanced GMDB. The death benefit will only be paid if the owner dies during the Accumulation Phase.

The Traditional GMDB guarantees the greater of the following:

o        Contract Value, or
o        total Purchase Payments adjusted for partial withdrawals.

The Enhanced GMDB guarantees the greater of the following:
o        Contract Value;
o        total Purchase Payments adjusted for partial withdrawals; or
o the highest Contract Value on any Contract Anniversary (the Maximum Anniversary Value or MAV) prior to age 81 plus subsequent additional Purchase Payments and minus subsequent adjusted partial withdrawals.







-------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages. xx/xx/xxxx Page x of y

If you take money out of the Contract, we may assess a withdrawal charge. The withdrawal charge starts at 6% in the first year and declines to 0% after we have had your Purchase Payment for 7 full years.

There are also daily Investment Option expenses that currently range, on an annual basis, from 0.51% to 3.78% of the average daily net assets of an Investment Option before expense reimbursements and fee waivers, depending upon the Investment Option.

 This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the Issue Date, and cannot be added once the contract is issued.

 The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit value multiplied by the number of Accumulation Units allocated to the Contract for each Investment Option. This value will fluctuate due to the investment performance of the selected Investment Options. The Contract Value reflects all Investment Option expenses and all charges for the Contract features selected, but does not include the withdrawal charge. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

The "CASH WITHDRAWAL VALUE" reflects all of the expenses and charges assessed against Contract Value, and also reflects any withdrawal charge if applicable. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

 IMPORTANT CONSIDERATIONS: Past performance is not a guarantee of future results. No representation is made as to future performance. The value of an annuity contract will fluctuate, so that it may be worth more or less than amounts paid in. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed, may be worth more or less than the original cost.

 All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of New York.

 High Yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity.

 Index Investment Options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes.

 Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified.

 Small cap stocks may be more volatile than large cap or more established companies' securities.

 International investing involves some risks not presented with U.S. investments, such as currency fluctuation and political volatility.

 An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per unit, it is possible to lose money in the fund.

 USAllianz variable products are issued by Allianz Life Insurance Company of New York and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.












-------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages. xx/xx/xxxx Page x of y

-------------------------------------------------------------------------------
                            USALLIANZ OPPORTUNITY(R)

PREPARED FOR:            CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                   Contract Type: Non-Qualified
                                           Death Benefit:
PERIOD BEGINNING:

                        HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                             GROSS RATE OF RETURN X.XX%


---------------- ----- --------------- ------------ ----------- -------------- ----------- -------------- ----------- -----------
                       GROSS RATE OF                                                           CASH
---------------  AGE       RETURN       PURCHASE    BONUS        WITHDRAWALS   CONTRACT     WITHDRAWAL       GMIB        GMDB
  END OF YEAR             (NOT TO       PAYMENTS      AMOUNT                     VALUE         VALUE        VALUE       VALUE
                        EXCEED 12%)
---------------- ----- --------------- ------------ ----------- -------------- ----------- -------------- ----------- -----------

  Mm/dd/yyyy      45       xx.xx%       $x,xxx.00   $x,xxx.00     $x,xxx.00    $x,xxx.00     $x,xxx.00    $x,xxx.00   $x,xxx.00

---------------- ----- --------------- ------------ ----------- -------------- ----------- -------------- ----------- -----------

This hypothetical is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable M&E charge and average Investment Option fee of .xxxx%. The 6% bonus is not included in the Gross Rate of Return. However, it is included in other Contract values shown.

THIS ILLUSTRATION IS NOT INTENDED TO SERVE AS A PROJECTION OR PREDICTION OF FUTURE RETURNS.

AN ILLUSTRATION SHOWING A HYPOTHETICAL 0% GROSS RATE OF RETURN IS CONTAINED ON THE FOLLOWING PAGE.


























------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages. xx/xx/xxxx Page x of y

------------------------------------------------------------------------------
                            USALLIANZ OPPORTUNITY(R)
PREPARED FOR:                 CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                        Contract Type: Non-Qualified
                                                Death Benefit:
PERIOD BEGINNING:

                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                           GROSS RATE OF RETURN 0.00%


---------------- ------ ------------- ------------ ----------- -------------- ------------ -------------- ---------- -----------
                         GROSS RATE                                                            CASH
---------------          OF RETURN     PURCHASE    BONUS        WITHDRAWALS    CONTRACT     WITHDRAWAL    GMIB       GMDB VALUE
  END OF YEAR    AGE      (0.00%)      PAYMENTS      AMOUNT                      VALUE         VALUE        VALUE
---------------- ------ ------------- ------------ ----------- -------------- ------------ -------------- ---------- -----------
---------------- ------ ------------- ------------ ----------- -------------- ------------ -------------- ---------- -----------

Mm/dd/yyyy      45       xx.xx%      $x,xxx.00   $x,xxx.00    $x,xxxx.00    $x,xxxx.00     $x,xxx.00

---------------- ------ ------------- ------------ ----------- -------------- ------------ -------------- ---------- -----------

This hypothetical is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable total Separate Account expense and average Investment Option fee of .xxxx%. The 6% bonus is not included in the Gross Rate of Return. However, it is included in other Contract values shown.




  [THIS PAGE MUST ACCOMPANY ANY FIXED RETURN ILLUSTRATION SHOWING A GROSS RATE OF RETURN IN EXCESS OF 0%.]




































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Please see important disclosures on accompanying pages. This illustration is not valid without all pages. xx/xx/xxxx Page x of y

                                                                           A-18
                            USALLIANZ OPPORTUNITY(R)


PREPARED FOR:          CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                 Contract Type: Non-Qualified
                                         Death Benefit:
PERIOD BEGINNING:

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Investment Option (___%)
____ Investment Option (___%)

                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                     GUARANTEED MINIMUM DEATH BENEFIT REPORT
                           GROSS RATE OF RETURN X.XX%

----------------- ------- ------------------- -------------- ----------------- ---------------- --------------- ------------
                            GROSS RATE OF
                                RETURN
                            (NOT TO EXCEED      PURCHASE       BONUS AMOUNT                        CONTRACT     GMDB VALUE
     END OF        AGE           12%)           PAYMENTS                         WITHDRAWALS        VALUE
      YEAR

Mm/dd/yyyy       45          Xx.xx%          $x,xxx.00       $x,xxx.00         $x,xxx.00       $x,xxxx.00    $x,xxxx.00

----------------- ------- ------------------- -------------- ----------------- ---------------- --------------- ------------


This hypothetical is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable total Separate Account expense and average Investment Option fee of .xxxx%. The 6% bonus is not included in the Gross Rate of Return. However, it is included in other Contract values.



THIS ILLUSTRATION IS NOT INTENDED TO SERVE AS A PROJECTION OR PREDICTION OF FUTURE RETURNS.

AN ILLUSTRATION SHOWING A HYPOTHETICAL 0% GROSS RATE OF RETURN IS CONTAINED ON THE FOLLOWING PAGE.














------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages. xx/xx/xxxx Page x of y

                                                                           A-19
                            USALLIANZ OPPORTUNITY(R)


PREPARED FOR:             CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                           Contract Type: Non-Qualified
                                   Death Benefit:
PERIOD BEGINNING:

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Investment Option (___%)
____ Investment Option (___%)

                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                     GUARANTEED MINIMUM DEATH BENEFIT REPORT
                           GROSS RATE OF RETURN 0.00%

----------------- ------- ------------------- -------------- ----------------- ---------------- --------------- ------------
                            GROSS RATE OF
                               RETURN          PURCHASE       BONUS AMOUNT                        CONTRACT     GMDB VALUE
     END OF        AGE         (0.00%)          PAYMENTS                         WITHDRAWALS        VALUE
      YEAR
----------------- ------- ------------------- -------------- ----------------- ---------------- --------------- ------------

   Mm/dd/yyyy       45          Xx.xx%          $x,xxx.00       $x,xxx.00         $x,xxx.00       $x,xxxx.00    $x,xxxx.00

----------------- ------- ------------------- -------------- ----------------- ---------------- --------------- ------------


This hypothetical is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable total Separate Account expense and average Investment Option fee of .xxxx%. The 6% bonus is not included in the Gross Rate of Return. However, it is included in other Contract values.



  [THIS PAGE MUST ACCOMPANY ANY FIXED RETURN ILLUSTRATION SHOWING A GROSS RATE OF RETURN IN EXCESS OF 0%.]


















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Please see important disclosures on accompanying pages. This illustration is not valid without all pages. xx/xx/xxxx Page x of y

                                                                          A-20
                            USALLIANZ OPPORTUNITY(R)


PREPARED FOR:            CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                   Contract Type: Non-Qualified
                                           Death Benefit:
PERIOD BEGINNING:

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Investment Option (___%)
____ Investment Option (___%)

                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                    GUARANTEED MINIMUM INCOME BENEFIT REPORT
                           GROSS RATE OF RETURN X.XX%

------------------------------------------------------------------------------------------------------------------------------
                                                     ACCUMULATION PHASE                                     PAYOUT PHASE
                       -------------------------------------------------------------------------------------------------------
                       -------------------------------------------------------------------------------------------------------
                       GROSS
                       RATE OF
                        RETURN                           3% ANNUAL  5% ANNUAL
                       (NOT TO        NET                 INCREASE   INCREASE
                       EXCEED       PURCHASE   CONTRACT     AMOUNT     AMOUNT                 GMIB
END OF           AGE      12%)     PAYMENTS*     VALUE                             MAV        VALUE     MONTHLY     ANNUAL
YEAR
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Mm/dd/yyyy        45     xx.xx%     $xxx.00    $x,xxx.00  $x,xxx.00  $x,xxx.00  $x,xxx.00   $x,xxx.00  $x,xxx.00   $x,xxx.00
------------------------------------------------------------------------------------------------------------------------------

     *The Net Purchase Payment column represents Purchase Payments plus bonus amounts minus withdrawals in the Accumulation Phase.

This hypothetical is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable total Separate Account expense and average Investment Option fee of .xxxx%. The 6% bonus is not included in the Gross Rate of Return. However, it is included in other Contract values.





THIS ILLUSTRATION IS NOT INTENDED TO SERVE AS A PROJECTION OR PREDICTION OF FUTURE RETURNS.

AN ILLUSTRATION SHOWING A HYPOTHETICAL 0% GROSS RATE OF RETURN IS CONTAINED ON THE FOLLOWING PAGE.










-----------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages. xx/xx/xxxx Page x of y

                                                                           A-21
                            USALLIANZ OPPORTUNITY(R)


PREPARED FOR:            CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                   Contract Type: Non-Qualified
                                           Death Benefit:
PERIOD BEGINNING:

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Investment Option (___%)
____ Investment Option (___%)

                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                    GUARANTEED MINIMUM INCOME BENEFIT REPORT
                           GROSS RATE OF RETURN 0.00%

------------------------------------------------------------------------------------------------------------------------------
                                                     ACCUMULATION PHASE                                     PAYOUT PHASE
                       -------------------------------------------------------------------------------------------------------
                       -------------------------------------------------------------------------------------------------------
                        GROSS                              3% ANNUAL  5% ANNUAL
                        RATE OF        NET                 INCREASE   INCREASE
                         RETURN     PURCHASE   CONTRACT     AMOUNT     AMOUNT                 GMIB
END OF           AGE    (0.00%)    PAYMENTS*     VALUE                             MAV        VALUE     MONTHLY     ANNUAL
YEAR
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Mm/dd/yyyy        45     xx.xx%     $xxx.00    $x,xxx.00  $x,xxx.00  $x,xxx.00  $x,xxx.00   $x,xxx.00  $x,xxx.00   $x,xxx.00
------------------------------------------------------------------------------------------------------------------------------

     *The Net Purchase Payment column represents Purchase Payments plus bonus amounts minus withdrawals in the Accumulation Phase.

This hypothetical is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable total Separate Account expense and average Investment Option fee of .xxxx%. The 6% bonus is not included in the Gross Rate of Return. However, it is included in other Contract values.






  [THIS PAGE MUST ACCOMPANY ANY FIXED RETURN ILLUSTRATION SHOWING A GROSS RATE OF RETURN IN EXCESS OF 0%.]














-------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages. xx/xx/xxxx Page x of y

                                                                           A-22
                            USALLIANZ OPPORTUNITY(R)

PREPARED FOR:             CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                    Contract Type: Non-Qualified
                                            Death Benefit:
PERIOD BEGINNING:

INVESTMENT OPTIONS AND ALLOCATIONS:
____ Investment Option (___%)
____ Investment Option (___%)

                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                  GUARANTEED PARTIAL WITHDRAWAL BENEFIT REPORT
               __% OF GUARANTEED PARTIAL WITHDRAWAL BENEFIT VALUE
                           GROSS RATE OF RETURN X.XX%

 ------------------------------------------------------------------------------------------------------
                                                                     REMAINING    GROSS RATE OF RETURN
                                                   CUMULATIVE        YEAR-END    (NOT TO EXCEED 12%)
                  GPWB VALUE    ANNUAL PARTIAL     WITHDRAWALS     CONTRACT VALUE
 PAYOUT                           WITHDRAWAL         RECEIVED
 YEAR
 ------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------
Mm/dd/yyyy         $xxx.00       $x,xxx.00         $x,xxx.00        $x,xxx.00           xx.xx%
 ------------------------------------------------------------------------------------------------------

This hypothetical is based on the selected gross rate of return. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable total Separate Account expense and average Investment Option fee of .xxxx%. The 6% bonus is not included in the Gross Rate of Return. However, it is included in other Contract values.

Withdrawal charges will not apply to GPWB payments. However, any additional partial withdrawals in excess of the GPWB payment will be subject to any applicable withdrawal charge. GPWB payments will be taxed as a withdrawal, may be included in taxable income and prior to age 59 1/2 may be subject to a 10% federal tax penalty.

GPWB payments may not be illustrated for the entire withdrawal period due to current system constraints. However, we will make GPWB payments to you for the entire withdrawal period, based on the withdrawal percentage selected.

THIS ILLUSTRATION IS NOT INTENDED TO SERVE AS A PROJECTION OR PREDICTION OF FUTURE RETURNS. AN ILLUSTRATION SHOWING A HYPOTHETICAL 0% GROSS RATE OF RETURN IS CONTAINED ON THE FOLLOWING PAGE.

-------------------------------------------------------------------------------











Please see important disclosures on accompanying pages. This illustration is not valid without all pages. xx/xx/xxxx Page x of y

                                                                            A-23
                            USALLIANZ OPPORTUNITY(R)

PREPARED FOR:               CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                      Contract Type: Non-Qualified
                                              Death Benefit:
PERIOD BEGINNING:

INVESTMENT OPTIONS AND ALLOCATIONS:
____ Investment Option (___%)
____ Investment Option (___%)

                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                  GUARANTEED PARTIAL WITHDRAWAL BENEFIT REPORT
               __% OF GUARANTEED PARTIAL WITHDRAWAL BENEFIT VALUE
                           GROSS RATE OF RETURN 0.00%

 ------------------------------------------------------------------------------------------------------
                                                                     REMAINING
                                                  CUMULATIVE        YEAR-END    GROSS RATE OF RETURN
                  GPWB VALUE    ANNUAL PARTIAL     WITHDRAWALS     CONTRACT VALUE       (0.00%)
 PAYOUT                           WITHDRAWAL         RECEIVED
 YEAR
 ------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------
Mm/dd/yyyy         $xxx.00       $x,xxx.00         $x,xxx.00        $x,xxx.00           xx.xx%
 ------------------------------------------------------------------------------------------------------

This hypothetical is based on the selected gross rate of return. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable total Separate Account expense and average Investment Option fee of .xxxx%. The 6% bonus is not included in the Gross Rate of Return. However, it is included in other Contract values.

Withdrawal charges will not apply to GPWB payments. However, any additional partial withdrawals in excess of the GPWB payment will be subject to any applicable withdrawal charge. GPWB payments will be taxed as a withdrawal, may be included in taxable income and prior to age 59 1/2 may be subject to a 10% federal tax penalty.

GPWB payments may not be illustrated for the entire withdrawal period due to current system constraints. However, we will make GPWB payments to you for the entire withdrawal period, based on the withdrawal percentage selected.

  [THIS PAGE MUST ACCOMPANY ANY FIXED RETURN ILLUSTRATION SHOWING A GROSS RATE OF RETURN IN EXCESS OF 0%.]

--------------------------------------------------------------------------------












Please see important disclosures on accompanying pages. This illustration is not valid without all pages. xx/xx/xxxx Page x of y

                              IMPORTANT DISCLOSURES
               HYPOTHETICAL VARIABLE AND/OR FIXED PAYOUT ILLUSTRATION

This illustration depicts how a payment option may work when you annuitize your Contract. THIS ILLUSTRATION IS NOT A CONTRACT, AND IT IS NOT A REPRESENTATION OR GUARANTEE OF FUTURE RETURNS OR OF ANY SPECIFIC PAYOUT AMOUNT.

If you want to receive regular income from your annuity you can choose an Annuity Option at anytime after the 13th month of your Contract. You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. If you choose to have any part of your payments come from the variable Investment Options, the dollar amount of your payments may go up or down based on the performance of the Investment Options.

You can elect to receive a variable payout illustration and/or a fixed payout illustration.

We base the "VARIABLE" PAYOUT OPTION ILLUSTRATION upon actual historical performance of one or more Investment Options over the specified period, as adjusted for all applicable Investment Option operating expenses and applicable Contract expenses. The principal purpose of the variable payout illustration is to demonstrate how the performance of the underlying Investment Options could affect Contract Values and Annuity Payments when you annuitize the Contract. Additionally, you can select a hypothetical fixed rate of return (maximum of 12%) to illustrate the effect of varying returns on the Annuity Option and assumed investment rate (AIR) you have selected. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be with more or less than the original cost.

The illustration has not been adjusted for state or federal income tax liability, 10% federal penalty tax for withdrawals prior to age 59 1/2, or any applicable state premium taxes. Values would be lower if such adjustments had been made.

VARIABLE PAYOUT ANNUITY: Variable Annuity Payments depend on a variety of factors, including the amount annuitized, Annuity Option selected and the AIR. Variable Annuity Payments will vary with the performance of the Investment Option(s) selected. The variable income can increase or decrease from the initial monthly Annuity Payment and no minimum dollar amount of variable income is guaranteed. Actual performance may be more or less than that reflected in the hypothetical fixed rates of return and will depend on a number of factors, including the choice of variable Investment Options.

The AIR used in the illustration was selected by your registered representative. Payments based on the 3% AIR start at a lower level than Annuity Payments based on the 4.5% AIR, with the potential for more rapid increase in Annuity Payment amounts during later years. Conversely if a 4.5% AIR is chosen there is a potential for a more rapid decrease in payment amounts during the later years.

In some cases, variable payouts will be shown based upon your selected hypothetical fixed rate of return. This type of illustration is used to depict the interplay between the rate of return, the AIR, and the increasing and decreasing Annuity Payment amounts. In general, if the hypothetical rate of return is higher than the AIR, Annuity Payments increase. If the hypothetical rate is lower than the AIR, Annuity Payments decrease. If "variable" payouts are shown using a hypothetical fixed rate of return, this rate of return will not exceed 12% and we will also show a 0% rate of return.

This illustration may illustrate adjusted historical performance for one or more Investment Options. If more than one Investment Option is illustrated, performance may be shown as aggregate performance for all Investment Options selected. In addition, if you elect to illustrate more than one Investment Option and to hypothetically allocate more money to one Investment Option than to other Investment Options (for example, 50% to one Investment Option, 30% to a second Investment Option, and 20% to a third Investment Option), performance may be shown as weighted aggregate performance.






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Please see important disclosures on accompanying pages. This illustration is not valid without all pages. xx/xx/xxxx Page x of y

                                                                           A-25
STANDARDIZED AVERAGE ANNUAL RETURN: The historical variable payout illustration that is based upon adjusted historical performance is accompanied by Standardized Average Annual Return for each Investment Option depicted in the illustration. Standardized return is calculated using uniform guidelines as mandated by the Securities and Exchange Commission. Standardized return figures assume a one-time, lump-sum Purchase Payment, and do not reflect the effect of taxation. Standardized return is shown for the most recent 1, 5 and 10 year periods or from the inception date of the subaccount, if later. In contrast, illustration material may depict returns from the inception date of the applicable Investment Option, if earlier than the inception date of the subaccount. Standardized return includes the effect of all Investment Option operating expenses and all Contract expenses. If Contract expenses vary depending upon which features are selected, standardized return will reflect the highest potential expenses. In contrast, an illustration may reflect only certain expenses. Standardized return is computed as of the most recent calendar quarter end.

We base the ADJUSTED HISTORICAL AVERAGE ANNUAL RETURN upon the weighted aggregate historical rate of return on the Investment Options selected, commencing on the hypothetical Issue Date, and calculate the change in Contract Value from the beginning of the hypothetical period to the end of the period, adjusted for additional Purchase Payments and any withdrawals. The adjusted historical average annual return commences on the inception date of the Investment Option and includes Investment Option operating expenses and all Contract expenses.

Weighted aggregate return for the Investment Options selected for the total period shown is: xx.xx%. Average annual returns for each of the Investment Options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter end) are shown on another page of this illustration.

We do not base the "FIXED" PAYOUT OPTION ILLUSTRATION upon any sort of historical performance, but rather is based upon fixed payout factors that are in effect on the date of the illustration. These factors can change, up until the date you annuitize your contract.

FIXED PAYOUT ANNUITY: Fixed Annuity Payments will depend on a variety of factors, including the amount annuitized, payout factor rates when the Contract is annuitized, date of birth, and Annuity Option selected. Fixed Annuity Payment amounts, once commenced, will not vary.

ANNUITY VALUE: We base Annuity Payments on the annuity value shown in the illustration. If you select the GMIB, your Annuity Value is based on the GMIB value, which is described below. If you do not select the GMIB value, your annuity value is the Contract Value adjusted for any applicable premium taxes.

BONUS: The Contract offers a bonus feature during the Accumulation Phase of 6% on each Purchase Payment you make. Allianz Life Insurance Company of New York (Allianz Life NY, we, us, our) will only accept Purchase Payments during the Accumulation Phase prior to any owner's 81st birthday or until you exercise the GPWB (if applicable). We do not accept Purchase Payments after the Income Date. As with all bonus variable annuities, please understand that they may carry higher fees and charges than variable annuities without the bonus features.

We deduct a higher mortality and expense risk charge and assess a withdrawal charge based on a longer and higher schedule of charges to cover the cost of providing the bonus. Over time, the amount of the bonus may be offset by the higher mortality and expense risk charges. We expect to profit from certain charges assessed under the Contract (i.e., the withdrawal charge and the mortality and expense risk charge) associated with the bonus.

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.

Each year, Allianz Life Insurance Company of New York (Allianz Life NY, we, us, our) deducts a $30 contract maintenance charge from your Contract. We currently waive this charge if the value of your Contract is at least $100,000 at the time we are to deduct the charge.

During the Payout Phase we deduct a mortality and expense risk (M&E) charge and an administrative charge. We calculate these charges as a percentage of the average daily assets invested in a subaccount on an annual basis. The M&E charge is 1.50%, the administrative charge 0.15%, and the total Separate Account expense (M&E and administrative charges) is 1.65%.


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Please see important disclosures on accompanying pages. This illustration is not valid without all pages. xx/xx/xxxx Page x of y

GUARANTEED MINIMUM INCOME BENEFITS (GMIBS): The GMIBs are only available to you through the purchase of a GBP. The Traditional Guaranteed Benefit Package (GBP) consists of the Traditional Guaranteed Minimum Income Benefit (GMIB) and the Traditional Guaranteed Partial Withdrawal Benefit (GPWB). The Enhanced GBP consists of the Enhanced GMIB and the Enhanced GPWB. The GMIBs are not available separately from the GPWBs. The selection of a GBP must be made at the time of initial Purchase Payment. You may only select one GBP, and once you select a GBP it cannot be changed or cancelled. There are additional charges associated with the GBPs. The GMIBs are available after a 10-year waiting period and the Contract must be annuitized within 30 days after a Contract Anniversary under a fixed annuity option. The GMIBs are only beneficial if you annuitize the Contract. You may receive no explicit benefit from the GMIBs depending on your Contract Value at the time of annuitization. If you exercise a GMIB, your GPWB and Guaranteed Minimum Death Benefit cancel.

The GMIBs guarantee that your Annuity Payments will be equal to the greater of:

o current fixed payout rates applied to the current Contract Value (less any applicable premium tax and withdrawal charges); or

o guaranteed fixed payout rates applied to the Traditional or Enhanced GMIB value.

The Traditional GMIB value is equal to total Purchase Payments adjusted for partial withdrawals.

The Enhanced GMIB value is equal to either:

o the highest Contract Value on any Contract Anniversary (Maximum Anniversary Value or MAV) prior to age 81 plus subsequent additional Purchase Payments and minus subsequent adjusted partial withdrawals; or
o total Purchase Payments adjusted for partial withdrawals increased by 3% on each Contract Anniversary (3% Annual Increase Amount) prior to age 81 (maximum of 150% of Purchase Payments adjusted for partial withdrawals); or
o total Purchase Payments adjusted for partial withdrawals increased by 5% on each Contract Anniversary (5% Annual Increase Amount)prior to age 81 (maximum of two times the total Purchase Payments made in the first five Contract Years adjusted for partial withdrawals).

You may be able to select whether your GMIB value is equal to the MAV, 3% Annual Increase Amount or 5% Annual Increase Amount depending on their values. The 3% Annual Increase Amount can be annuitized for a period as short as ten years. The payout for the 5% Annual Increase Amount can be annuitized with a life and 10-year period certain. However, the 5% Annual Increase Amount is potentially more limited than the 3% Annual Increase Amount.

There are also daily Investment Option expenses which currently range, on an annual basis, from xx.xx% to xx.xx% of the average daily value of the Investment Option before contractual expense reimbursement or fee waivers, depending upon the Investment Option.

This illustration reflects the costs of all optional features selected and does not reflect costs associated with features not selected. Adding optional features will increase costs and reduce returns. Some optional features must be selected at the Issue Date and cannot be added after the Contract is issued.

Some states and other governmental entities (e.g. municipalities) charge premium taxes or similar taxes that are not reflected in the illustration. Please refer to the prospectus for details regarding premium taxes.



















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Please see important disclosures on accompanying pages. This illustration is not valid without all pages. xx/xx/xxxx Page x of y

IMPORTANT CONSIDERATIONS: Past performance is not a guarantee of future results. No representation is made as to future performance. The value of an annuity contract will fluctuate, so that it may be worth more or less than amounts paid in. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed, may be worth more or less than the original cost.

Guarantees are based on the claims paying ability of Allianz Life of New York and do not apply to Contract Values which fluctuate daily.

High yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity.

Index Investment Options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes.

Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified.

Small cap stocks may be more volatile than large cap or more established companies' securities.

International investing involves some risks not present with U.S. investments, such as currency fluctuation and political volatility.

An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per unit, it is possible to lose money in the fund.

USAllianz variable products are issued by Allianz Life Insurance Company of New York and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD. 800-542-5427. WWW.USALLIANZ.COM.































----------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not
valid without all pages. xx/xx/xxxx                               Page x of y

                                                                            A-28
                            USALLIANZ OPPORTUNITY(R)


PREPARED FOR:                CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                                       Contract Type: Non-Qualified
                                               Death Benefit:
PERIOD BEGINNING:


                     STANDARDIZED AVERAGE ANNUAL RETURN AND
                        ADJUSTED INVESTMENT OPTION RETURN
 As of [12/31/2001], a one-time investment of $1,000 if withdrawn would have generated the following Standardized Average Annual Return, without regard to taxes and without reflection of any bonus:

                                                                   SINCE        DATE OF
                                                                INVESTMENT     INVESTMENT       SINCE         DATE OF
                                               5       10         OPTION         OPTION       SUBACCOUNT    SUBACCOUNT
INVESTMENT OPTION                    1 YEAR    YEARS   YEARS     INCEPTION     INCEPTION      INCEPTION      INCEPTION
USAZ MONEY MARKET FUND
DAVIS VA FINANCIAL PORTFOLIO
DAVIS VA VALUE PORTFOLIO


Standardized Average Annual Return figures are calculated from the inception date of the applicable subaccount. Figures reflect the deduction of all Contract and Investment Option charges. Where there is a varying charge depending upon which feature selected, the highest potential charge is shown. The effect of the withdrawal charge is reflected at the end of each period shown. Non-standardized performance reflecting Investment Option returns prior to subaccount inception have been adjusted for Contract expenses.



Past performance is not necessarily indicative of future results.


       [THIS PAGE MUST ACCOMPANY ANY PAYOUT ILLUSTRATION CONTAINING ADJUSTED HISTORICAL INFORMATION.]













-------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.

xx/xx/xxxx                                                   Page x of y

                                                                           A-29
                            USALLIANZ OPPORTUNITY(R)

PREPARED FOR:   CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe        Contract Type:  Non-Qualified
                Guaranteed Minimum Income Benefit (GMIB):
                Traditional Guaranteed Minimum Death Benefit (Traditional GMDB):
PERIOD BEGINNING:

                    HYPOTHETICAL VARIABLE PAYOUT ILLUSTRATION
                     BASED UPON ADJUSTED HISTORICAL RETURNS

ANNUITY OPTION:_______
Period Certain:
Annuitization Age:      65, Male                Annuity Value:     $520,097.92
Federal Tax Rate:       28%
Assumed Investment Return (AIR): 3.5%
                                                Cost Basis:
$500,000.00

  INVESTMENT OPTION                                  ALLOCATION
  USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND                    90%
  USAZ VAN KAMPEN GROWTH FUND                               10%



   ----------------- --------------- -------------------- --------------------- ------------------- ----------------
   ----------------    PAYOUT AGE      MONTHLY PAYOUT       EXCLUSION AMOUNT      TAXABLE AMOUNT      CUMULATIVE
    PERIOD ENDING                                                                                       PAYOUT
         DATE
   ----------------- --------------- -------------------- --------------------- ------------------- ----------------

   -----------------

   -----------------

   ----------------- --------------- -------------------- --------------------- ------------------- ----------------

This illustration is based upon weighted aggregate historical returns during the period indicated. However, past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns.

Average annual total returns for each of the Investment Options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter end) are shown on another page of this illustration.
















-------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.

xx/xx/2003                                             Page x of y

                            USALLIANZ OPPORTUNITY(R)
PREPARED FOR:           CONTRACT INFORMATION FOR FEATURES SELECTED










                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
              (FORMERLY KNOWN AS PREFERRED LIFE VARIABLE ACCOUNT C)

                                       OF

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (FORMERLY KNOWN AS PREFERRED LIFE INSURANCE COMPANY OF NEW YORK)


                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2002

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

Independent Auditors' Report




The Board of Directors of Allianz Life Insurance Company of New York (formerly known as Preferred Life Insurance Company of New York) and Contract Owners of Allianz Life of NY Variable Account C (formerly known as Preferred Life Variable Account C):

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life of NY Variable Account C as of December 31, 2002, the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the years in the two-years then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life of NY Variable Account C at December 31, 2002, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.



                                    KPMG LLP


Minneapolis, Minnesota
March 21, 2003

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                                                                     ALGER
                                                       AIM V.I.                 AIM V.I.    AIM V.I.       ALGER     AMERICAN
                                                        CAPITAL                INTERNATIONAL PREMIER     AMERICAN    LEVERAGED
                                                      APPRECIATION  AIM V.I.     GROWTH      EQUITY       GROWTH      ALLCAP
                                                         FUND     GROWTH FUND     FUND        FUND      PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                           $28          847           1         118          488         370
                                                      --------------------------------------------------------------------------
       Total Assets                                            28          847           1         118          488         370
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                     -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                              $28          847           1         118          488         370
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                             $28          847           1         118          488         370
                                                      --------------------------------------------------------------------------
          *Investment shares                                    2           75           -           7           20          18
           Investments at cost                                $39        2,393           1         166        1,139         963

                       See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                        ALGER         ALGER
                                                       AMERICAN     AMERICAN     DAVIS VA     DAVIS VA                DREYFUS
                                                        MIDCAP       SMALL       FINANCIAL     REAL       DAVIS VA    SMALL CAP
                                                        GROWTH    CAPITALIZATION PORTFOLIO    ESTATE       VALUE       STOCK
                                                       PORTFOLIO   PORTFOLIO                 PORTFOLIO   PORTFOLIO   INDEX FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                           $60            1          67          17          283           5
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                            60            1          67          17          283           5
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                     -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                              $60            1          67          17          283           5
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                             $60            1          67          17          283           5
                                                      --------------------------------------------------------------------------
          *Investment shares                                    5            -           8           2           35           1
           Investments at cost                                $82            1          79          17          314           5


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                    FRANKLIN    FRANKLIN     FRANKLIN
                                                                   AGGRESSIVE    GLOBAL     GROWTH AND                FRANKLIN
                                                       DREYFUS       GROWTH    COMMUNICATIONS INCOME      FRANKLIN     INCOME
                                                         STOCK     SECURITIES  SECURITIES   SECURITIES  HIGH INCOME  SECURITIES
                                                      INDEX FUND      FUND        FUND         FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                           $59          125      10,898      38,133        8,506      29,114
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                            59          125      10,898      38,133        8,506      29,114
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                     -            -          23          53            -          13
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -          23          53            -          13
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                              $59          125      10,875      38,080        8,506      29,101
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                             $59          125      10,875      38,080        8,506      29,101
                                                      --------------------------------------------------------------------------
          *Investment shares                                    3           33       2,400       3,226        1,500       2,537
           Investments at cost                                $60          297      35,700      51,944       15,149      36,692

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                       FRANKLIN                             FRANKLIN
                                                       LARGE CAP                FRANKLIN     RISING
                                                        GROWTH      FRANKLIN      REAL      DIVIDENDS    FRANKLIN    FRANKLIN
                                                      SECURITIES     MONEY       ESTATE    SECURITIES    S&P 500     SMALL CAP
                                                         FUND     MARKET FUND     FUND        FUND      INDEX FUND     FUND
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                       $10,974       10,710       7,806      28,927        1,493       8,546
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        10,974       10,710       7,806      28,927        1,493       8,546
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                    37            2           -          15            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                        37            2           -          15            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $10,937       10,708       7,806      28,912        1,493       8,546
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $10,937       10,708       7,806      28,912        1,493       8,546
                                                      --------------------------------------------------------------------------
          *Investment shares                                  989       10,710         433       2,132          232         668
           Investments at cost                            $16,063       10,710       7,646      28,689        2,138      12,273


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                       FRANKLIN                                                        J.P.
                                                       SMALL CAP    FRANKLIN    FRANKLIN    FRANKLIN                  MORGAN
                                                         VALUE     TECHNOLOGY     U.S.        ZERO       FRANKLIN   INTERNATIONAL
                                                      SECURITIES   SECURITIES  GOVERNMENT    COUPON    ZERO COUPON  OPPORTUNITIES
                                                         FUND         FUND        FUND      FUND 2005   FUND 2010    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                        $1,395          152      37,459       5,571        4,554           6
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         1,395          152      37,459       5,571        4,554           6
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                     -            -           -          12            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -          12            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $1,395          152      37,459       5,559        4,554           6
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                          $1,395          152      37,459       5,559        4,554           6
                                                      --------------------------------------------------------------------------
          *Investment shares                                  144           51       2,753         339          274           1
           Investments at cost                             $1,358          328      36,184       5,297        4,313           7



                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                         J.P.
                                                        MORGAN
                                                         U.S.                   MUTUAL      MUTUAL     OPPENHEIMER  OPPENHEIMER
                                                      DISCIPLINED   JENNISON    DISCOVERY    SHARES       GLOBAL       HIGH
                                                        EQUITY    20/20 FOCUS  SECURITIES  SECURITIES   SECURITIES    INCOME
                                                       PORTFOLIO   PORTFOLIO      FUND        FUND       FUND/VA      FUND/VA
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                           $10            4       7,070      14,809          174         270
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                            10            4       7,070      14,809          174         270
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                     -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                              $10            4       7,070      14,809          174         270
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                             $10            4       7,070      14,809          174         270
                                                      --------------------------------------------------------------------------
          *Investment shares                                    1            1         637       1,223           10          36
           Investments at cost                                $14            4       7,843      15,122          197         264

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                      OPPENHEIMER
                                                         MAIN                   PIMCO VIT
                                                        STREET                 STOCKSPLUS   PIMCO VIT    SELIGMAN    SELIGMAN
                                                       GROWTH &     PIMCO VIT  GROWTH AND     TOTAL       GLOBAL     SMALL-CAP
                                                        INCOME     HIGH YIELD    INCOME      RETURN     TECHNOLOGY     VALUE
                                                        FUND/VA    PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                          $336          429         127       2,932            5         115
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                           336          429         127       2,932            5         115
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                     -            2           -           9            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            2           -           9            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                             $336          427         127       2,923            5         115
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                            $336          427         127       2,923            5         115
                                                      --------------------------------------------------------------------------
          *Investment shares                                   22           60          18         287            1          11
           Investments at cost                               $389          419         137       2,898            9         126

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                       SP
                                                          SP        STRATEGIC               TEMPLETON                TEMPLETON
                                                       JENNISON     PARTNERS    TEMPLETON  DEVELOPING    TEMPLETON    GLOBAL
                                                      INTERNATIONAL  FOCUSED      ASSET      MARKETS     FOREIGN      INCOME
                                                        GROWTH       GROWTH     STRATEGY   SECURITIES   SECURITIES  SECURITIES
                                                       PORTFOLIO   PORTFOLIO      FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                           $12          171         857       2,090       15,700       4,186
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                            12          171         857       2,090       15,700       4,186
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                     -            -           -           -            1           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            1           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                              $12          171         857       2,090       15,699       4,186
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                             $12          171         857       2,090       15,699       4,186
                                                      --------------------------------------------------------------------------
          *Investment shares                                    3           34          59         444        1,651         306
           Investments at cost                                $16          220       1,157       3,094       21,838       3,847

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                                                                      USAZ
                                                                                            USAZ AIM                 ALLIANCE
                                                       TEMPLETON                              DENT                    CAPITAL
                                                        GROWTH     USAZ AIM     USAZ AIM  DEMOGRAPHIC   USAZ AIM    GROWTH AND
                                                      SECURITIES  BASIC VALUE   BLUE CHIP    TRENDS    INTERNATIONAL  INCOME
                                                         FUND         FUND        FUND        FUND     EQUITY FUND     FUND
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                       $13,577           43           1          41            7         385
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        13,577           43           1          41            7         385
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                     4            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         4            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $13,573           43           1          41            7         385
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $13,573           43           1          41            7         385
                                                      --------------------------------------------------------------------------
          *Investment shares                                1,566            6           -           5            1          49
           Investments at cost                            $19,756           47           1          43            8         464

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                         USAZ
                                                       ALLIANCE       USAZ                   USAZ
                                                        CAPITAL     ALLIANCE      USAZ       PIMCO
                                                       LARGE CAP    CAPITAL      MONEY     GROWTH AND   USAZ PIMCO    USAZ
                                                        GROWTH     TECHNOLOGY    MARKET      INCOME    RENAISSANCE    PIMCO
                                                         FUND         FUND        FUND        FUND         FUND     VALUE FUND
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                          $190           94       1,939         108          534         166
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                           190           94       1,939         108          534         166
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                     -            -           1           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           1           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                             $190           94       1,938         108          534         166
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                            $190           94       1,938         108          534         166
                                                      --------------------------------------------------------------------------
          *Investment shares                                   26           15       1,939          13           65          20
           Investments at cost                               $244          128       1,939         119          688         207

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                         USAZ                                USAZ VAN
                                                       TEMPLETON    USAZ VAN    USAZ VAN     KAMPEN      USAZ VAN    USAZ VAN
                                                       DEVELOPED     KAMPEN      KAMPEN     EMERGING      KAMPEN      KAMPEN
                                                        MARKETS    AGGRESSIVE   COMSTOCK     GROWTH     GROWTH AND    GROWTH
                                                         FUND     GROWTH FUND     FUND        FUND     INCOME FUND     FUND
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                            $2           76         229         149          153         135
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                             2           76         229         149          153         135
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                     -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                               $2           76         229         149          153         135
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                              $2           76         229         149          153         135
                                                      --------------------------------------------------------------------------
          *Investment shares                                    -           14          31          24           19          19
           Investments at cost                                 $2           97         257         169          169         157

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                          VAN
                                                        KAMPEN     VAN KAMPEN
                                                       EMERGING    LIT GROWTH
                                                        GROWTH     AND INCOME    TOTAL
                                                       PORTFOLIO   PORTFOLIO    ALL FUNDS
                                                      -------------------------------------
 Assets:
    Investments at net asset value*                           $26           21     273,886
                                                      -------------------------------------
                                                      -------------------------------------
       Total Assets                                            26           21     273,886
                                                      -------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                     -            -         172
                                                      -------------------------------------
                                                      -------------------------------------
      Total Liabilities                                         -            -         172
                                                      -------------------------------------
                                                      -------------------------------------
      Net Assets                                              $26           21     273,714
                                                      -------------------------------------
 Contract Owners' Equity: (note 6)
                                                      -------------------------------------
    Total Contract Owners' Equity                             $26           21     273,714
                                                      -------------------------------------
          *Investment shares                                    1            2      37,217
           Investments at cost                                $38           26     352,188

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                                                           ALGER     ALGER
                                                       AIM V.I.                 AIM V.I.    ALGER        AMERICAN    AMERICAN
                                                        CAPITAL                  PREMIER    AMERICAN    LEVERAGED     MIDCAP
                                                      APPRECIATION  AIM V.I.     EQUITY      GROWTH       ALLCAP      GROWTH
                                                         FUND     GROWTH FUND     FUND      PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $ -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                           1           16           2          10            7           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  (1)         (16)         (2)        (10)          (7)         (1)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds        -            -           -           -            -           -
    Realized gains (losses) on sales of investments, net      (3)        (464)         (2)       (178)        (144)         (2)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     (3)        (464)         (2)       (178)        (144)         (2)
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           (8)           19        (44)       (106)         (79)        (23)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) & unrealized
               appreciation (depreciation) on investments    (11)        (445)        (46)       (284)        (223)        (25)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                 $(12)        (461)        (48)       (294)        (230)        (26)
 operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (cont.)
  FOR THE YEAR ENDED DECEMBER 31, 2002
  (IN THOUSANDS)

                                                       AZOA VIP                 AZOA VIP                             DAVIS VA
                                                      DIVERSIFIED   AZOA VIP     GLOBAL     AZOA VIP     DAVIS VA      REAL
                                                        ASSETS       FIXED     OPPORTUNITIES GROWTH     FINANCIAL     ESTATE
                                                         FUND     INCOME FUND     FUND        FUND      PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $6           13           -           -            -           1
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                            3            4           -           1            1           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                    3            9           -         (1)          (1)           1
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds        -            28           -           -             -           -
    Realized gains (losses) on sales of investments, net     (26)          (25)         (1)        (60)            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                    (26)            3          (1)        (60)            -           -
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           13             1           -          37         (12)           -
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) & unrealized
               appreciation (depreciation) on investments    (13)            4         (1)        (23)         (12)           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                 $(10)           13         (1)        (24)         (13)           1
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (cont.)
  FOR THE YEAR ENDED DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                                                                     FRANKLIN
                                                                                            FRANKLIN     FRANKLIN     GLOBAL
                                                                     DREYFUS               AGGRESSIVE     GLOBAL      HEALTH
                                                       DAVIS VA    SMALL CAP    DREYFUS      GROWTH    COMMUNICATIONS  CARE
                                                         VALUE    STOCK INDEX     STOCK    SECURITIES   SECURITIES  SECURITIES
                                                       PORTFOLIO      FUND     INDEX FUND     FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $2            -           -           -          138           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                           4            -           -           2          197           9
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  (2)            -           -         (2)         (59)         (9)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds         -            -           -           -            -           -
    Realized gains (losses) on sales of investments, net      (1)            -           -        (51)      (8,754)       (325)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     (1)            -           -        (51)      (8,754)       (325)
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          (47)            -         (1)        (31)        1,799          81
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) & unrealized
               appreciation (depreciation) on investments    (48)            -         (1)        (82)      (6,955)       (244)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                 $(50)            -         (1)        (84)      (7,014)       (253)
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (cont.)
  FOR THE YEAR ENDED DECEMBER 31, 2002
  (IN THOUSANDS)

                                                       FRANKLIN                             FRANKLIN                 FRANKLIN
                                                      GROWTH AND                FRANKLIN    LARGE CAP                 NATURAL
                                                        INCOME      FRANKLIN     INCOME      GROWTH      FRANKLIN    RESOURCES
                                                      SECURITIES  HIGH INCOME  SECURITIES  SECURITIES     MONEY     SECURITIES
                                                        FUND         FUND         FUND        FUND     MARKET FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $1,440        1,571       3,107         122          183          25
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                          687          142         442         241          189           9
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  753        1,429       2,665       (119)          (6)          16
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds    2,862            -         651           -            -           -
    Realized gains (losses) on sales of investments, net  (2,383)      (2,269)     (1,576)     (1,417)            -          11
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     479      (2,269)       (925)     (1,417)            -          11
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (9,917)        (368)     (2,369)     (2,782)            -         169
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) & unrealized
               appreciation (depreciation) on investments (9,438)      (2,637)     (3,294)     (4,199)            -         180
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from              $(8,685)      (1,208)       (629)     (4,318)          (6)         196
 operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (cont.)
  FOR THE YEAR ENDED DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                    FRANKLIN                             FRANKLIN
                                                       FRANKLIN      RISING                             SMALL CAP    FRANKLIN
                                                         REAL      DIVIDENDS    FRANKLIN    FRANKLIN      VALUE     TECHNOLOGY
                                                        ESTATE     SECURITIES    S&P 500    SMALL CAP   SECURITIES  SECURITIES
                                                         FUND         FUND     INDEX FUND     FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                      $244          434          27          51            7           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                          119          464          56         151           23           3
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  125         (30)        (29)       (100)         (16)         (3)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds         -          665           -           -           42           -
    Realized gains (losses) on sales of investments, net       81          209       (237)       (887)           14        (19)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                      81          874       (237)       (887)           56        (19)
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (134)      (1,734)       (313)     (3,167)        (230)       (113)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) & unrealized
                 appreciation (depreciation) on investments  (53)        (860)       (550)     (4,054)        (174)       (132)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                   $72        (890)       (579)     (4,154)        (190)       (135)
 operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (cont.)
  FOR THE YEAR ENDED DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                                               J.P.         J.P.
                                                       FRANKLIN                 FRANKLIN     MORGAN      MORGAN U.S.  JENNISON
                                                         U.S.       FRANKLIN      ZERO     INTERNATIONAL DISCIPLINED     20/20
                                                      GOVERNMENT  ZERO COUPON    COUPON    OPPORTUNITIES   EQUITY       FOCUS
                                                         FUND      FUND 2005    FUND 2010   PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $2,219          324         233           -            -           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                          527           79          58           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                1,692          245         175           -            -           -
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds         -           39         163           -            -           -
    Realized gains (losses) on sales of investments, net      109           25        (24)           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     109           64         139           -            -           -
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         1,248          124         380         (1)          (3)           -
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) & unrealized
               appreciation (depreciation) on investments   1,357          188         519         (1)          (3)           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $3,049          433         694         (1)          (3)           -
 operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (cont.)
  FOR THE YEAR ENDED DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                                                       OPPENHEIMER
                                                       MUTUAL        MUTUAL    OPPENHEIMER OPPENHEIMER MAIN STREET
                                                       DISCOVERY     SHARES      GLOBAL       HIGH       GROWTH &    PIMCO VIT
                                                      SECURITIES   SECURITIES  SECURITIES    INCOME       INCOME    HIGH YIELD
                                                         FUND         FUND       FUND/VA     FUND/VA     FUND/VA     PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                      $137          178           -           1            1          17
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                          125          267           1           2            4           3
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                   12         (89)         (1)         (1)          (3)          14
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds      161          407           -           -            -           -
    Realized gains (losses) on sales of investments, net    (82)          193           -           -          (1)         (8)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                      79          600           -           -          (1)         (8)
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (1,000)      (3,081)        (18)           6         (55)           9
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) & unrealized
               appreciation (depreciation) on investments   (921)      (2,481)        (18)           6         (56)           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $(909)      (2,570)        (19)           5         (59)          15
 operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (cont.)
  FOR THE YEAR ENDED DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                                                                        SP
                                                       PIMCO VIT                                            SP       STRATEGIC
                                                      STOCKSPLUS    PIMCO VIT   SELIGMAN    SELIGMAN     JENNISON    PARTNERS
                                                      GROWTH AND     TOTAL       GLOBAL     SMALL-CAP  INTERNATIONAL  FOCUSED
                                                        INCOME       RETURN    TECHNOLOGY     VALUE       GROWTH      GROWTH
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $2           51           -           -            -           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                            1           18           -           1            -           3
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                    1           33           -         (1)            -         (3)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds        -            33          -           2            -           -
    Realized gains (losses) on sales of investments, net      (1)            1         (2)         (1)          (4)         (2)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     (1)           34         (2)           1          (4)         (2)
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          (10)           41         (2)        (12)          (3)        (53)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) & unrealized
               appreciation (depreciation) on investments    (11)           75         (4)        (11)          (7)        (55)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                 $(10)          108         (4)        (12)          (7)        (58)
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (cont.)
  FOR THE YEAR ENDED DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                    TEMPLETON               TEMPLETON                TEMPLETON
                                                       TEMPLETON   DEVELOPING   TEMPLETON    GLOBAL      TEMPLETON  INTERNATIONAL
                                                         ASSET      MARKETS      FOREIGN     INCOME       GROWTH      SMALLER
                                                       STRATEGY    SECURITIES  SECURITIES  SECURITIES   SECURITIES   COMPANIES
                                                         FUND         FUND        FUND        FUND         FUND         FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $22           41         362          49          429          14
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                           15           35         277          59          247           4
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                    7            6          85        (10)          182          10
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds        -            -           -           -          394          12
    Realized gains (losses) on sales of investments, net    (124)        (322)     (5,853)        (62)      (1,438)          27
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   (124)        (322)     (5,853)        (62)      (1,044)          39
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                            55          292       1,734         819      (2,856)          55
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) & unrealized
               appreciation (depreciation) on investments    (69)         (30)     (4,119)         757      (3,900)          94
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                 $(62)         (24)     (4,034)         747      (3,718)         104
 operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (cont.)
  FOR THE YEAR ENDED DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                                                                       USAZ
                                                                                USAZ AIM                             ALLIANCE
                                                                                  DENT      USAZ AIM                  CAPITAL
                                                       USAZ AIM     USAZ AIM   DEMOGRAPHIC INTERNATIONAL            GROWTH AND
                                                         BASIC     BLUE CHIP     TRENDS      EQUITY     USAZ ALGER    INCOME
                                                      VALUE FUND      FUND        FUND        FUND     GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
Dividends reinvested in fund shares                           $ -            -           -           -            -           3
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                            -            -           -           -            -           5
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                    -            -           -           -            -         (2)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds         -            -           -           -            -           -
    Realized gains (losses) on sales of investments, net      (1)            -           -           -          (9)        (16)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     (1)            -           -           -          (9)        (16)
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           (4)            -         (2)         (1)            -        (86)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) & unrealized
                 appreciation (depreciation) on investments   (5)            -         (2)         (1)          (9)       (102)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $(5)            -         (2)         (1)          (9)       (104)
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (cont.)
  FOR THE YEAR ENDED DECEMBER 31, 2002
  (IN THOUSANDS)

                                                        USAZ
                                                       ALLIANCE       USAZ                    USAZ
                                                        CAPITAL     ALLIANCE      USAZ       PIMCO
                                                       LARGE CAP    CAPITAL       MONEY    GROWTH AND   USAZ PIMCO    USAZ
                                                        GROWTH     TECHNOLOGY    MARKET      INCOME    RENAISSANCE    PIMCO
                                                         FUND         FUND        FUND        FUND         FUND     VALUE FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $ -            -          18           1            -           1
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                           3            2          30           1            7           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  (3)          (2)        (12)           -          (7)         (1)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds         -            -           -           -           2           -
    Realized gains (losses) on sales of investments, net     (13)         (25)           -           -         (25)         (2)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                    (13)         (25)           -           -         (23)         (2)
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          (59)         (36)           -        (12)        (170)        (43)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) & unrealized
                 appreciation (depreciation) on investments  (72)         (61)           -        (12)        (193)        (45)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                 $(75)         (63)        (12)        (12)        (200)        (46)
 operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (cont.)
  FOR THE YEAR ENDED DECEMBER 31, 2002
  (IN THOUSANDS)

                                                         USAZ                               USAZ VAN     USAZ VAN
                                                       TEMPLETON    USAZ VAN    USAZ VAN     KAMPEN       KAMPEN     USAZ VAN
                                                       DEVELOPED     KAMPEN      KAMPEN     EMERGING    GROWTH AND    KAMPEN
                                                        MARKETS    AGGRESSIVE   COMSTOCK     GROWTH    INCOME FUND    GROWTH
                                                         FUND     GROWTH FUND     FUND        FUND                     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $ -            -           2           -            1           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative                                                                 1
    charges (note 2)                                            -            1           2           1                        1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                    -          (1)           -         (1)            -         (1)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds         -            -           1           -            -          -
    Realized gains (losses) on sales of investments, net        -          (2)        (18)         (5)                      (3)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                       -          (2)        (17)         (5)            -         (3)
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                             -         (22)        (30)        (22)         (17)        (25)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) & unrealized
                 appreciation (depreciation) on investments     -         (24)        (47)        (27)         (17)        (28)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                   $ -         (25)        (47)        (28)         (17)        (29)
 operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (cont.)
  FOR THE YEAR ENDED DECEMBER 31, 2002
  (IN THOUSANDS)

                                                         VAN
                                                        KAMPEN     VAN KAMPEN
                                                      EMERGING     LIT GROWTH
                                                        GROWTH     AND INCOME   TOTAL ALL
                                                       PORTFOLIO   PORTFOLIO      FUNDS
                                                      -------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $ -            -      11,477
                                                      -------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                            3            -       4,569
                                                      -------------------------------------
                                                      -------------------------------------
               Investment Income (loss), net                  (3)            -       6,908
                                                      -------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds         -            -       5,462
    Realized gains (losses) on sales of investments, net      (4)            -    (26,201)
                                                      -------------------------------------
                                                      -------------------------------------
               Realized gains (losses) on                     (4)            -    (20,739)
investments, net
                                                      -------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          (14)          (4)    (22,237)
                                                      -------------------------------------
               Total realized gains (losses) & unrealized
                 appreciation (depreciation) on investments  (18)          (4)    (42,976)
                                                      -------------------------------------
                                                      -------------------------------------
 Net increase (decrease) in net assets from                 $(21)          (4)    (36,068)
operations
                                                      -------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)


                                                          AIM V.I. CAPITAL                              AIM V.I. INTERNATIONAL
                                                         APPRECIATION FUND       AIM V.I. GROWTH FUND        GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(1)            -        (16)        (25)            -           -
      Realized gains (losses) on investments, net             (3)            2       (464)       (708)            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                         (8)          (3)          19       (369)            -           -
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                (12)          (1)       (461)     (1,102)            -           -
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        23           30           -          40            -           1
      Transfers between funds                                (12)            -       (112)       (224)            -           -
      Surrenders and terminations                               -            -       (223)       (411)            -           -
      Rescissions                                               -            -           -         (3)            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -         (1)         (1)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                          11           30       (336)       (599)            -           1
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            (1)           29       (797)     (1,701)            -           1
 Net assets at beginning of period                             29            -       1,644       3,345            1           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $28           29         847       1,644            1           1
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                                                                            ALGER AMERICAN
                                                          AIM V.I. PREMIER      ALGER AMERICAN GROWTH      LEVERAGED ALLCAP
                                                            EQUITY FUND               PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(2)            -        (10)        (14)          (7)         (7)
      Realized gains (losses) on investments, net             (2)            1       (178)        (45)        (144)       (179)
      Net change in unrealized appreciation
        (depreciation) on investments                        (44)          (4)       (106)       (140)         (79)         (2)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                (48)          (3)       (294)       (199)        (230)       (188)
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       105           57           -           1            -           2
      Transfers between funds                                 (6)           13        (76)       (149)         (51)        (88)
      Surrenders and terminations                               -            2       (109)       (133)         (74)       (139)
      Rescissions                                               -          (2)           -           -            -         (3)
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -         (1)            -         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                          99           70       (185)       (282)        (125)       (229)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                             51           67       (479)       (481)        (355)       (417)
 Net assets at beginning of period                             67            -         967       1,448          725       1,142
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $118           67         488         967          370         725
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                                                 ALGER AMERICAN SMALL
                                                        ALGER AMERICAN MIDCAP      CAPITALIZATION        AZOA VIP DIVERSIFIED
                                                          GROWTH PORTFOLIO            PORTFOLIO              ASSETS FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(1)            -           -           -            3           5
      Realized gains (losses) on investments, net             (2)            -           -           -         (26)         (1)
      Net change in unrealized appreciation
        (depreciation) on investments                        (23)            1           -           -           13         (7)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                (26)            1           -           -         (10)         (3)
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        68           33           -           1           11           3
      Transfers between funds                                (17)            1           -           -        (183)         (7)
      Surrenders and terminations                               -            -           -           -          (7)         (7)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                          51           34           -           1        (179)        (11)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                             25           35           -           1        (189)        (14)
 Net assets at beginning of period                             35            -           1           -          189         203
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $60           35           1           1            -         189
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                        AZOA VIP FIXED INCOME      AZOA VIP GLOBAL
                                                                FUND             OPPORTUNITIES FUND      AZOA VIP GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $9            7           -           -          (1)           -
      Realized gains (losses) on investments, net               3            8         (1)           -         (60)        (11)
      Net change in unrealized appreciation
        (depreciation) on investments                           1          (8)           -           -           37        (18)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                  13            7         (1)           -         (24)        (29)
          from operations                             --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            2           -           1            -           1
      Transfers between funds                               (252)          108         (7)           7         (83)         (5)
      Surrenders and terminations                            (24)         (12)           -           -            -         (2)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                       (276)           98         (7)           8         (83)         (6)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (263)          105         (8)           8        (107)        (35)
 Net assets at beginning of period                            263          158           8           -          107         142
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                   $-          263           -           8            -         107
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                         DAVIS VA FINANCIAL      DAVIS VA REAL ESTATE       DAVIS VA VALUE
                                                             PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(1)            -           1           -          (2)           -
      Realized gains (losses) on investments, net               -            -           -           -          (1)           -
      Net change in unrealized appreciation
        (depreciation) on investments                        (12)            -           -           -         (47)          17
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                (13)            -           1           -         (50)          17
          from operations                             --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                        52           13           -          15           33         242
      Transfers between funds                                  11            4           -           1           58           -
      Surrenders and terminations                               -            -           -           -         (14)         (3)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                          63           17           -          16           77         239
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                             50           17           1          16           27         256
 Net assets at beginning of period                             17            -          16           -          256           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $67           17          17          16          283         256
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                          DREYFUS SMALL CAP      DREYFUS STOCK INDEX      FRANKLIN AGGRESSIVE
                                                          STOCK INDEX FUND              FUND            GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $ -            -           -           -          (2)         (4)
      Realized gains (losses) on investments, net               -            -           -           -         (51)        (97)
      Net change in unrealized appreciation
        (depreciation) on investments                           -            -         (1)           -         (31)          25
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                   -            -         (1)           -         (84)        (76)
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         4            -          38           -            -           2
      Transfers between funds                                   1            -          21           -         (47)        (88)
      Surrenders and terminations                               -            -           -           -         (14)        (26)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           1           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                           5            -          60           -         (61)       (112)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                              5            -          59           -        (145)       (188)
 Net assets at beginning of period                              -            -           -           -          270         458
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                   $5            -          59           -          125         270
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                           FRANKLIN GLOBAL         FRANKLIN GLOBAL
                                                           COMMUNICATIONS      HEALTH CARE SECURITIES     FRANKLIN GROWTH AND
                                                          SECURITIES FUND               FUND            INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(59)        (372)         (9)        (41)          753       (638)
      Realized gains (losses) on investments, net         (8,754)           66       (325)         372          479       5,058
      Net change in unrealized appreciation
        (depreciation) on investments                       1,799     (11,360)          81       (749)      (9,917)     (6,783)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (7,014)     (11,666)       (253)       (418)      (8,685)     (2,363)
          from operations                             --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                        54           82           -          52          173         305
      Transfers between funds                             (1,819)      (2,484)     (1,921)       (253)        (243)       (797)
      Surrenders and terminations                         (2,751)      (6,494)       (217)       (250)      (7,800)    (12,036)
      Rescissions                                               -          (4)           -        (19)         (16)         (1)
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                            (16)         (24)           -         (1)         (32)        (37)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                     (4,532)      (8,924)     (2,138)       (471)      (7,918)    (12,566)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (11,546)     (20,590)     (2,391)       (889)     (16,603)    (14,929)
 Net assets at beginning of period                         22,421       43,011       2,391       3,280       54,683      69,612
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $10,875       22,421           -       2,391       38,080      54,683
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                        FRANKLIN HIGH INCOME       FRANKLIN INCOME        FRANKLIN LARGE CAP
                                                                FUND               SECURITIES FUND      GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $1,429        2,186       2,665       2,243        (119)       (202)
      Realized gains (losses) on investments, net         (2,269)      (2,741)       (925)       1,511      (1,417)       5,631
      Net change in unrealized appreciation
        (depreciation) on investments                       (368)        1,099     (2,369)     (3,854)      (2,782)     (8,684)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (1,208)          544       (629)       (100)      (4,318)     (3,255)
          from operations                             --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                       307          118         501         566           30         127
      Transfers between funds                               (310)        (474)       (752)       (500)      (1,542)       (815)
      Surrenders and terminations                         (2,066)      (4,564)     (5,404)     (8,879)      (2,499)     (5,267)
      Rescissions                                               -         (67)         (8)           -            -         (5)
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                             (7)          (9)        (23)        (25)          (9)        (12)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                     (2,076)      (4,996)     (5,686)     (8,838)      (4,020)     (5,972)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (3,284)      (4,452)     (6,315)     (8,938)      (8,338)     (9,227)
 Net assets at beginning of period                         11,790       16,242      35,416      44,354       19,275      28,502
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $8,506       11,790      29,101      35,416       10,937      19,275
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                                                   FRANKLIN NATURAL
                                                        FRANKLIN MONEY MARKET   RESOURCES SECURITIES     FRANKLIN REAL ESTATE
                                                                FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(6)          497          16        (14)          125         243
      Realized gains (losses) on investments, net               -            -          11          27           81         (6)
      Net change in unrealized appreciation
        (depreciation) on investments                           -            3         169       (617)        (134)         328
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                 (6)          500         196       (604)           72         565
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -          147           -          19          182          18
      Transfers between funds                             (2,812)          672     (1,984)       (302)          145       (466)
      Surrenders and terminations                         (3,329)      (7,707)       (156)       (728)      (1,137)     (1,503)
      Rescissions                                             (1)            -           -           -          (5)           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                             (7)         (10)         (1)         (2)          (5)         (5)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                     (6,149)      (6,898)     (2,141)     (1,013)        (820)     (1,956)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (6,155)      (6,398)     (1,945)     (1,617)        (748)     (1,391)
 Net assets at beginning of period                         16,863       23,261       1,945       3,562        8,554       9,945
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $10,708       16,863           -       1,945        7,806       8,554
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                           FRANKLIN RISING
                                                        DIVIDENDS SECURITIES       FRANKLIN S&P 500       FRANKLIN SMALL CAP
                                                                FUND                 INDEX FUND                  FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(30)        (414)        (29)         (9)        (100)       (133)
      Realized gains (losses) on investments, net             874        2,010       (237)       (140)        (887)       (103)
      Net change in unrealized appreciation
        (depreciation) on investments                     (1,734)        2,308       (313)       (189)      (3,167)     (2,860)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets               (890)        3,904       (579)       (338)      (4,154)     (3,096)
          from operations                             --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                       726          433          81         222          119         136
      Transfers between funds                               (417)          496          18         795        1,124       (356)
      Surrenders and terminations                         (4,258)      (6,058)       (533)       (453)      (1,991)     (2,248)
      Rescissions                                               -         (25)           -           -            -         (3)
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                            (20)         (21)         (1)         (1)          (8)         (8)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                     (3,969)      (5,175)       (435)         563        (756)     (2,479)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (4,859)      (1,271)     (1,014)         225      (4,910)     (5,575)
 Net assets at beginning of period                         33,771       35,042       2,507       2,282       13,456      19,031
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $28,912       33,771       1,493       2,507        8,546      13,456
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                         FRANKLIN SMALL CAP      FRANKLIN TECHNOLOGY         FRANKLIN U.S.
                                                       VALUE SECURITIES FUND       SECURITIES FUND         GOVERNMENT FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(16)         (13)         (3)         (7)        1,692       2,274
      Realized gains (losses) on investments, net              56           91        (19)       (361)          109          52
      Net change in unrealized appreciation
        (depreciation) on investments                       (230)           67       (113)         118        1,248         103
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets               (190)          145       (135)       (250)        3,049       2,429
          from operations                             --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                        12            8           -           4          679         729
      Transfers between funds                                 178          629        (17)         126        1,882         636
      Surrenders and terminations                           (191)        (225)         (2)        (63)      (6,521)     (8,573)
      Rescissions                                               -            -           -           -         (14)         (4)
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                             (1)          (1)           -           -         (22)        (23)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                         (2)          411        (19)          67      (3,996)     (7,235)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (192)          556       (154)       (183)        (947)     (4,806)
 Net assets at beginning of period                          1,587        1,031         306         489       38,406      43,212
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $1,395        1,587         152         306       37,459      38,406
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                                                                              J.P. MORGAN
                                                        FRANKLIN ZERO COUPON     FRANKLIN ZERO COUPON       INTERNATIONAL
                                                             FUND 2005                FUND 2010        OPPORTUNITIES PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $245          283         175         235            -           -
      Realized gains (losses) on investments, net              64          103         139         210            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                         124           30         380       (284)          (1)           -
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                 433          416         694         161          (1)           -
          from operations                             --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                       237           37          20          15            -           -
      Transfers between funds                                 171          240         425         353            -           7
      Surrenders and terminations                           (694)      (1,303)       (603)       (485)            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                    11            -           -           -            -           -
      Other transactions (note 2)                             (2)          (3)         (2)         (2)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                       (277)      (1,029)       (160)       (119)            -           7
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            156        (613)         534          42          (1)           7
 Net assets at beginning of period                          5,403        6,016       4,020       3,978            7           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $5,559        5,403       4,554       4,020            6           7
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                          J.P. MORGAN U.S.
                                                         DISCIPLINED EQUITY      JENNISON 20/20 FOCUS      MUTUAL DISCOVERY
                                                             PORTFOLIO                PORTFOLIO            SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            -           -           -           12          67
      Realized gains (losses) on investments, net               -            -           -           -           79       1,458
      Net change in unrealized appreciation
        (depreciation) on investments                         (3)            -           -           -      (1,000)     (1,629)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                 (3)            -           -           -        (909)       (104)
          from operations                             --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                         -           16           3           -           48          48
      Transfers between funds                                   -          (3)           1           -        (242)           9
      Surrenders and terminations                               -            -           -           -      (1,335)     (1,244)
      Rescissions                                               -            -           -           -            -         (2)
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -          (6)         (6)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                           -           13           4           -      (1,535)     (1,195)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            (3)           13           4           -      (2,444)     (1,299)
 Net assets at beginning of period                             13            -           -           -        9,514      10,813
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $10           13           4           -        7,070       9,514
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                            MUTUAL SHARES         OPPENHEIMER GLOBAL       OPPENHEIMER HIGH
                                                          SECURITIES FUND        SECURITIES FUND/VA         INCOME FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(89)          113         (1)           -          (1)           -
      Realized gains (losses) on investments, net             600        1,989           -           2            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                     (3,081)        (804)        (18)         (4)            6           -
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (2,570)        1,298        (19)         (2)            5           -
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       224          100         101          53          112           7
      Transfers between funds                             (1,021)          774          40           1          146           -
      Surrenders and terminations                         (3,320)      (3,083)           -           -            -           -
      Rescissions                                               -          (2)           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                            (11)         (11)           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                     (4,128)      (2,222)         141          54          258           7
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (6,698)        (924)         122          52          263           7
 Net assets at beginning of period                         21,507       22,431          52           -            7           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $14,809       21,507         174          52          270           7
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                          OPPENHEIMER MAIN
                                                       STREET GROWTH & INCOME    PIMCO VIT HIGH YIELD    PIMCO VIT STOCKSPLUS
                                                              FUND/VA                 PORTFOLIO           GROWTH AND INCOME
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(3)          (1)          14           1            1           1
      Realized gains (losses) on investments, net             (1)            -         (8)           -          (1)           -
      Net change in unrealized appreciation
        (depreciation) on investments                        (55)            2           9           -         (10)           -
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                (59)            1          15           1         (10)           1
          from operations                             --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                       194          125         190           4            7           6
      Transfers between funds                                  71            3         203          45           83          43
      Surrenders and terminations                               -            -        (31)           -          (3)           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     1            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                         266          128         362          49           87          49
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            207          129         377          50           77          50
 Net assets at beginning of period                            129            -          50           -           50           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $336          129         427          50          127          50
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                       PIMCO VIT TOTAL RETURN      SELIGMAN GLOBAL        SELIGMAN SMALL-CAP
                                                             PORTFOLIO          TECHNOLOGY PORTFOLIO       VALUE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $33            1           -           -          (1)           -
      Realized gains (losses) on investments, net              34            4         (2)           2            1           -
      Net change in unrealized appreciation
        (depreciation) on investments                          41          (7)         (2)         (2)         (12)           1
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                 108          (2)         (4)           -         (12)           1
          from operations                             --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                       847           18           -          11           25           1
      Transfers between funds                               1,783          216         (3)           1           94          12
      Surrenders and terminations                            (56)            -           -           -          (6)           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     9            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                       2,583          234         (3)          12          113          13
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          2,691          232         (7)          12          101          14
 Net assets at beginning of period                            232            -          12           -           14           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $2,923          232           5          12          115          14
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                             SP JENNISON        SP STRATEGIC PARTNERS
                                                        INTERNATIONAL GROWTH       FOCUSED GROWTH           TEMPLETON ASSET
                                                             PORTFOLIO                PORTFOLIO             STRATEGY FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            -         (3)         (1)            7           1
      Realized gains (losses) on investments, net             (4)            4         (2)           -        (124)        (10)
      Net change in unrealized appreciation
        (depreciation) on investments                         (3)            -        (53)           3           55       (233)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                 (7)            4        (58)           2         (62)       (242)
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         3            -           -           -            -           3
      Transfers between funds                                  32          (2)          18         209         (71)       (282)
      Surrenders and terminations                            (18)            -           -           -        (307)       (567)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -          (1)         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                          17          (2)          18         209        (379)       (847)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                             10            2        (40)         211        (441)     (1,089)
 Net assets at beginning of period                              2            -         211           -        1,298       2,387
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $12            2         171         211          857       1,298
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                        TEMPLETON DEVELOPING      TEMPLETON FOREIGN        TEMPLETON GLOBAL
                                                      MARKETS SECURITIES FUND      SECURITIES FUND      INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $6         (12)          85         486         (10)         118
      Realized gains (losses) on investments, net           (322)        (386)     (5,853)     (1,441)         (62)       (228)
      Net change in unrealized appreciation
        (depreciation) on investments                         292           70       1,734     (4,317)          819         151
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                (24)        (328)     (4,034)     (5,272)          747          41
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        15           20         124         115            5          58
      Transfers between funds                               (180)        (163)     (1,019)       1,449        (215)       (335)
      Surrenders and terminations                           (369)        (557)     (3,033)     (5,713)        (962)     (1,499)
      Rescissions                                               -            -         (7)         (1)          (5)           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                             (2)          (3)        (15)        (18)          (3)         (4)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                       (536)        (703)     (3,950)     (4,168)      (1,180)     (1,780)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (560)      (1,031)     (7,984)     (9,440)        (433)     (1,739)
 Net assets at beginning of period                          2,650        3,681      23,683      33,123        4,619       6,358
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $2,090        2,650      15,699      23,683        4,186       4,619
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                                                      TEMPLETON
                                                          TEMPLETON GROWTH      INTERNATIONAL SMALLER      TEMPLETON PACIFIC
                                                          SECURITIES FUND          COMPANIES FUND       GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $182          154          10          20            -          71
      Realized gains (losses) on investments, net         (1,044)        3,684          39        (32)            -       (646)
      Net change in unrealized appreciation
        (depreciation) on investments                     (2,856)      (4,525)          55        (23)            -         297
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (3,718)        (687)         104        (35)            -       (278)
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       211          162           -           6            -           2
      Transfers between funds                             (1,095)        (939)       (909)         109            -     (2,798)
      Surrenders and terminations                         (3,185)      (4,813)        (46)       (149)            -       (174)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                            (13)         (15)           -           -            -         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                     (4,082)      (5,605)       (955)        (34)            -     (2,971)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (7,800)      (6,292)       (851)        (69)            -     (3,249)
 Net assets at beginning of period                         21,373       27,665         851         920            -       3,249
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $13,573       21,373           -         851            -           -
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                        USAZ AIM BASIC VALUE      USAZ AIM BLUE CHIP         USAZ AIM DENT
                                                                FUND                    FUND           DEMOGRAPHIC TRENDS FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            -           -           -            -           -
      Realized gains (losses) on investments, net             (1)            -           -           -            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                         (4)            -           -           -          (2)           -
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                 (5)            -           -           -          (2)           -
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        24            -           -           -           43           -
      Transfers between funds                                  24            -           1           -            -           -
      Surrenders and terminations                               -            -           -           -            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                          48            -           1           -           43           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                             43            -           1           -           41           -
 Net assets at beginning of period                              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $43            -           1           -           41           -
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                       USAZ AIM INTERNATIONAL     USAZ ALGER GROWTH      USAZ ALLIANCE CAPITAL
                                                            EQUITY FUND                 FUND            GROWTH AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $ -            -           -           -          (2)           -
      Realized gains (losses) on investments, net               -            -         (9)           -         (16)           -
      Net change in unrealized appreciation
        (depreciation) on investments                         (1)            -           -           -         (86)           7
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                 (1)            -         (9)           -        (104)           7
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         7            -           -           -          160          28
      Transfers between funds                                   1            -         (7)          16           94         240
      Surrenders and terminations                               -            -           -           -         (25)        (15)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                           8            -         (7)          16          229         253
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                              7            -        (16)          16          125         260
 Net assets at beginning of period                              -            -          16           -          260           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                   $7            -           -          16          385         260
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                        USAZ ALLIANCE CAPITAL   USAZ ALLIANCE CAPITAL
                                                       LARGE CAP GROWTH FUND       TECHNOLOGY FUND      USAZ MONEY MARKET FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(3)            -         (2)           -         (12)           6
      Realized gains (losses) on investments, net            (13)            -        (25)           3            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                        (59)            5        (36)           2            -           -
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                (75)            5        (63)           5         (12)           6
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        41            -          16           -          231         896
      Transfers between funds                                  53          166         130          62        1,945         668
      Surrenders and terminations                               -            -        (56)           -      (1,597)       (196)
      Rescissions                                               -            -           -           -            -         (2)
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -          (1)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                          94          166          90          62          578       1,366
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                             19          171          27          67          566       1,372
 Net assets at beginning of period                            171            -          67           -        1,372           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $190          171          94          67        1,938       1,372
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                        USAZ PIMCO GROWTH AND         USAZ PIMCO
                                                            INCOME FUND           RENAISSANCE FUND       USAZ PIMCO VALUE FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $ -            -         (7)           -          (1)           -
      Realized gains (losses) on investments, net               -            -        (23)           1          (2)           -
      Net change in unrealized appreciation
        (depreciation) on investments                        (12)            -       (170)          17         (43)           1
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                (12)            -       (200)          18         (46)           1
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        18            1         145          29           66           -
      Transfers between funds                                  63           38         379         228          120          27
      Surrenders and terminations                               -            -        (50)        (15)          (2)           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                          81           39         474         242          184          27
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                             69           39         274         260          138          28
 Net assets at beginning of period                             39            -         260           -           28           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $108           39         534         260          166          28
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                           USAZ TEMPLETON          USAZ VAN KAMPEN          USAZ VAN KAMPEN
                                                       DEVELOPED MARKETS FUND  AGGRESSIVE GROWTH FUND       COMSTOCK FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $ -            -         (1)           -            -         (1)
      Realized gains (losses) on investments, net               -            -         (2)           -         (17)           -
      Net change in unrealized appreciation
        (depreciation) on investments                           -            -        (22)           1         (30)           1
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                   -            -        (25)           1         (47)           -
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         1            -          18          11          115          17
      Transfers between funds                                   1            -          34          38           33         126
      Surrenders and terminations                               -            -         (1)           -         (15)           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                           2            -          51          49          133         143
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                              2            -          26          50           86         143
 Net assets at beginning of period                              -            -          50           -          143           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                   $2            -          76          50          229         143
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                           USAZ VAN KAMPEN         USAZ VAN KAMPEN      USAZ VAN KAMPEN GROWTH
                                                        EMERGING GROWTH FUND   GROWTH AND INCOME FUND            FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(1)            -           -           -          (1)           -
      Realized gains (losses) on investments, net             (5)          (5)           -           -          (3)           -
      Net change in unrealized appreciation
        (depreciation) on investments                        (22)          (2)        (17)           1         (25)           2
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                (28)          (7)        (17)           1         (29)           2
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        50            4          39          14          124           4
      Transfers between funds                                 105           37          91          25            5          30
      Surrenders and terminations                            (12)            -           -           -          (1)           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                         143           41         130          39          128          34
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            115           34         113          40           99          36
 Net assets at beginning of period                             34            -          40           -           36           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $149           34         153          40          135          36
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                         VAN KAMPEN EMERGING    VAN KAMPEN LIT GROWTH
                                                          GROWTH PORTFOLIO      AND INCOME PORTFOLIO        TOTAL ALL FUNDS
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(3)            -           -           -        6,908       7,104
      Realized gains (losses) on investments, net             (4)            -           -           -     (20,739)      15,149
      Net change in unrealized appreciation
        (depreciation) on investments                        (14)            2         (4)         (1)     (22,237)    (42,816)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                (21)            2         (4)         (1)     (36,068)    (20,563)
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        10           13           -          26        6,672       5,260
      Transfers between funds                                (22)           51           -           -      (7,863)     (2,819)
      Surrenders and terminations                             (7)            -           -           -     (55,054)    (85,592)
      Rescissions                                               -            -           -           -         (56)       (143)
      Bonus                                                     -            -           -           -           22           -
      Other transactions (note 2)                               -            -           -           -        (209)       (246)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                        (19)           64           -          26     (56,488)    (83,540)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                           (40)           66         (4)          25     (92,556)   (104,103)
 Net assets at beginning of period                             66            -          25           -      366,270     470,373
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $26           66          21          25      273,714     366,270
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2002


1.   ORGANIZATION

     Effective January 1, 2003, Preferred Life Insurance Company of New York changed its name to Allianz Life Insurance Company of New York and the Separate Account name has changed from Preferred Life Variable Account C to Allianz Life of NY Variable Account C. Allianz Life of NY Variable Account C (Variable Account) is a segregated investment account of Allianz Life Insurance Company of New York (Allianz Life of NY) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Allianz Life of NY on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

     The Variable Account's assets are the property of Allianz Life of NY and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life of NY. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life of NY may conduct.

     The Variable Account's sub-accounts invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Davis Variable Account Fund, Inc., Dreyfus Service Corporation, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, Oppenheimer Variable Account Funds, Pacific Investment Management Company, Prudential Investments Fund Management, LLC, Seligman Portfolios, Inc., USAllianz Advisers, LLC, and Van Kampen Life Investment Trust, in
     accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers and specialist manager for each portfolio are listed in the following table.

     PORTFOLIO                                  INVESTMENT ADVISER                         SPECIALIST MANAGER \ ADVISER
     AIM V.I. Capital Appreciation Fund         AIM Advisors, Inc.                         N\A
     AIM V.I. Growth Fund                       AIM Advisors, Inc.                         N\A
     AIM V.I. International Growth Fund         AIM Advisors, Inc.                         N\A
     AIM V.I. Premier Equity Fund               AIM Advisors, Inc.                         N\A
     Alger American Growth Portfolio            Fred Alger Management, Inc.                N\A
     Alger American Leveraged AllCap Portfolio  Fred Alger Management, Inc.                N\A
     Alger American MidCap Growth Portfolio     Fred Alger Management, Inc.                N\A
     Alger American Small Capitalization        Fred Alger Management, Inc.                N\A
     Portfolio
     Davis VA Financial Portfolio               Davis Selected Advisers, LP                N\A
     Davis VA Real Estate Portfolio             Davis Selected Advisers, LP                N\A
     Davis VA Value Portfolio                   Davis Selected Advisers, LP                N\A
     Dreyfus  Small Cap Stock Index Fund*       The Dreyfus Corporation                    N\A
     Dreyfus Stock Index Fund*                  The Dreyfus Corporation                    N\A
     Franklin Aggressive Growth Securities      Franklin Advisory Services, LLC            N\A
     Fund*
     Franklin Global Communications Securities  Franklin Advisers, Inc.                    N\A
     Fund*
     Franklin Growth and Income Securites Fund* Franklin Advisers, Inc.                    N\A
     Franklin High Income Fund*                 Franklin Advisers, Inc.                    N\A
     Franklin Income Securities Fund*           Franklin Advisers, Inc.                    N\A
     Franklin Large Cap Growth Securities Fund* Franklin Advisers, Inc.                    N\A
     Franklin Money Market Fund*                Franklin Advisers, Inc.                    N\A
     Franklin Real Estate Fund*                 Franklin Advisers, Inc.                    N\A
     Franklin Rising Dividends Securities Fund* Franklin Advisory Services, LLC            N\A
     Franklin S&P 500 Index Fund*               Franklin Advisers, Inc.                    N\A
     Franklin Small Cap Fund *                  Franklin Advisers, Inc.                    N\A
     Franklin Technology Securities Fund*       Franklin Advisers, Inc.                    N\A
     Franklin U.S. Government Fund *            Franklin Advisory Services, LLC            N\A
     Franklin Small Cap Value Securities Fund*  Franklin Advisory Services, LLC            N\A
     Franklin Zero Coupon - 2005 Fund           Franklin Advisers, Inc.                    N\A
     Franklin Zero Coupon - 2010 Fund           Franklin Advisers, Inc.                    N\A
     J.P. Morgan International Opportunities    J.P. Morgan Investment Management Inc.     N\A
     Portfolio
     J.P. Morgan US Disciplined Equity          J.P. Morgan Investment Management Inc.     N\A
     Portfolio


                                       54

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

1. ORGANIZATION (CONTINUED)

     PORTFOLIO                                  INVESTMENT ADVISER                         SPECIALIST MANAGER \ ADVISER
     Mutual Discovery Securities Fund *         Franklin Mutual Advisers, LLC              N\A
     Mutual Shares Securities Fund *            Franklin Mutual Advisers, LLC              N\A
     Oppenheimer Global Securities Fund/VA      OppenheimerFunds, Inc.                     N\A
     Oppenheimer High Income Fund/VA            OppenheimerFunds, Inc.                     N\A
     Oppenheimer Main Street Growth & Income    OppenheimerFunds, Inc                      N\A
     Fund/VA
     PIMCO VIT High Yield Portfolio             Pacific Investment Management Company      N\A
     PIMCO VIT StocksPLUS Growth and Income     Pacific Investment Management Company      N\A
     Portfolio
     PIMCO VIT Total Return Portfolio           Pacific Investment Management Company      N\A
     SP Jennison International Growth           Prudential Investments Fund Management,    N\A
     Portfolio *                                LLC
     SP Strategic Partners Focused Growth       Prudential Investments Fund Management,    N\A
     Portfolio *                                LLC
     Jennison 20/20 Focus Portfolio             Prudential Investments Fund Management,    N\A
                                                LLC
     Seligman Global Technology Portfolio       J & W Seligman & Co. Inc.                  N\A
     Seligman Small Cap Value Portfolio         J & W Seligman & Co. Inc.                  N\A
     Templeton Asset Strategy Fund*             Templeton Global Advisors Limited          N\A
     Templeton Developing Markets Securities    Templeton Asset Management Ltd.            N\A
     Fund *
     Templeton Global Income Securities Fund*   Franklin Advisers, Inc.                    N\A
     Templeton Growth Securities Fund *         Templeton Global Advisors Limited          N\A
     Templeton Foreign Securities Fund*         Franklin Advisers, Inc.                    N\A
     Van Kampen LIT Enterprise Portfolio        Van Kampen Asset Management, Inc.          N\A
     Van Kampen LIT Growth and Income Portfolio Van Kampen Asset Management, Inc.          N\A
     Van Kampen LIT Emerging Growth Portfolio * Van Kampen Asset Management, Inc.          N\A
     USAZ Van Kampen Emerging Growth Fund *     USAllianz Advisers, LLC                    Van Kampen Asset Management, Inc
     USAZ Van Kampen Growth Fund *              USAllianz Advisers, LLC                    Van Kampen Investment Advisory Corp.
     USAZ Van Kampen Growth and Income Fund *   USAllianz Advisers, LLC                    Van Kampen Asset Management, Inc.
     USAZ Van Kampen Aggressive Growth Fund *   USAllianz Advisers, LLC                    Van Kampen Investment Advisory Corp.
     USAZ Van Kampen Comstock Fund *            USAllianz Advisers, LLC                    Van Kampen Asset Management, Inc.
     USAZ Alliance Capital Technology Fund *    USAllianz Advisers, LLC                    Alliance Capital Management L.P.
     USAZ Alliance Capital Large Cap Growth     USAllianz Advisers, LLC                    Alliance Capital Management L.P.
     Fund *
     USAZ Alliance Capital Growth and Income    USAllianz Advisers, LLC                    Alliance Capital Management L.P.
     Fund *
     USAZ PIMCO Value Fund *                    USAllianz Advisers, LLC                    Allianz Dresdner Asset Management
                                                                                           of America L.P.
     USAZ PIMCO Renaissance Fund *              USAllianz Advisers, LLC                    Allianz Dresdner Asset Management
                                                                                           of America L.P.
     USAZ PIMCO Growth & Income Fund *          USAllianz Advisers, LLC                    Allianz Dresdner Asset Management
                                                                                           of America L.P.
     USAZ Templeton Developed Markets Fund *    USAllianz Advisers, LLC                    Templeton Investment Counsel, LLC.
     USAZ Money Market Fund *                   USAllianz Advisers, LLC                    Prudential Investment Management, Inc.
     USAZ AIM Blue Chip Fund*                   USAllianz Advisers, LLC                    A I M Capital Management, Inc.
     USAZ AIM Basic Value Fund*                 USAllianz Advisers, LLC                    A I M Capital Management, Inc.
     USAZ AIM International Equity Fund*        USAllianz Advisers, LLC                    A I M Capital Management, Inc.
     USAZ AIM Dent Demographic Trends Fund*     USAllianz Advisers, LLC                    A I M Capital Management, Inc.
     USAZ Oppenheimer Emerging Growth Fund*     USAllianz Advisers, LLC                    OppenheimerFunds, Inc.

    * Portfolio contains class 2 shares which assess 12b-1 fees.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

2.   SIGNIFICANT ACCOUNTING POLICIES

     USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     INVESTMENTS

     Investments of the Variable Account are valued daily at market value using net asset values provided by investment advisers of the portfolios.

     Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

     A Flexible Fixed Account investment option and a Dollar Cost Averaging Fixed Account investment option are available to deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life of NY. The liabilities of the Fixed Accounts are part of the general obligations of Allianz Life of NY and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

     Available investment options, including the date the invesment option was available for each product, as of December 31, 2002 are listed in the following table.

                                                              USALLIANZ     USALLIANZ                     USALLIANZ
     PORTFOLIO                                                ADVANTAGE    OPPORTUNITY    VALUEMARK II   VALUEMARK IV

     Davis VA Financial Portfolio                               11/5/2001     10/4/2002      5/1/2002      5/1/2002
     Davis VA Value Portfolio                                   11/5/2001     10/4/2002      5/1/2002      5/1/2002
     Dreyfus Small Cap Stock Index Fund                         11/5/2001     10/4/2002      5/1/2002      5/1/2002
     Dreyfus Stock Index Fund                                   11/5/2001     10/4/2002      5/1/2002      5/1/2002
     Franklin Global Communications Securities Fund             1/22/2001     10/4/2002      9/6/1991     8/17/1998
     Franklin Growth and Income Securities Fund                 1/22/2001     10/4/2002      9/6/1991     8/17/1998
     Franklin High Income Fund                                  1/22/2001     10/4/2002      9/6/1991     8/17/1998
     Franklin Income Securities Fund                            1/22/2001     10/4/2002      9/6/1991     8/17/1998
     Franklin Large Cap Growth Securities Fund                  1/22/2001     10/4/2002      5/1/1996     8/17/1998
     Franklin Real Estate Fund                                   5/1/2001     10/4/2002      9/6/1991     8/17/1998
     Franklin Rising Dividends Securities Fund                  1/22/2001     10/4/2002     1/27/1992     8/17/1998
     Franklin S&P 500 Index Fund                                1/22/2001     10/4/2002    11/11/1999    11/11/1999
     Franklin Small Cap Fund                                    1/22/2001     10/4/2002     11/1/1995     8/17/1998
     Franklin U.S. Government Fund                              1/22/2001     10/4/2002      9/6/1991     8/17/1998
     Franklin Small Cap Value Securities Fund                   1/22/2001     10/4/2002      5/1/1998     8/17/1998
     Franklin Zero Coupon Fund - 2005                           11/5/2001     10/4/2002      9/6/1991     8/17/1998
     Franklin Zero Coupon Fund - 2010                           11/5/2001     10/4/2002      9/6/1991     8/17/1998
     Mutual Discovery Securities Fund                           1/22/2001     10/4/2002     11/8/1996     8/17/1998
     Mutual Shares Securities Fund                              1/22/2001     10/4/2002     11/8/1996     8/17/1998
     Oppenheimer Global Securities Fund/VA                      1/22/2001     10/4/2002
     Oppenheimer High Income Fund/VA                            1/22/2001     10/4/2002
     Oppenheimer Main Street Growth & Income Fund/VA            1/22/2001     10/4/2002
     PIMCO VIT High Yield Portfolio                             1/22/2001     10/4/2002     11/5/2001     11/5/2001


                                       56

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)

                                                                USALLIANZ     USALLIANZ                   USALLIANZ
     PORTFOLIO                                                  ADVANTAGE    OPPORTUNITY  VALUEMARK II   VALUEMARK IV

     PIMCO VIT StocksPLUS Growth and Income Portfolio           1/22/2001     10/4/2002     11/5/2001     11/5/2001
     PIMCO VIT Total Return Portfolio                           1/22/2001     10/4/2002     11/5/2001     11/5/2001
     SP Jennison International Growth Portfolio                 11/5/2001     10/4/2002      5/1/2001      5/1/2001
     SP Strategic Partners Focused Growth Portfolio             11/5/2001     10/4/2002      5/1/2001      5/1/2001
     Jennison 20/20 Focus Portfolio                              5/1/2002     10/4/2002      5/1/2002      5/1/2002
     SP Strategic Partners Focused Growth Portfolio             11/5/2001     10/4/2002      5/1/2001      5/1/2001
     Seligman Small-Cap Value Portfolio                         11/5/2002     10/4/2002      5/1/2002      5/1/2002
     Templeton Developing Markets Securities Fund                11/5/2001    10/4/2002     7/31/1994     7/31/1994
     Templeton Growth Securities Fund                           11/5/2001     10/4/2002     7/31/1994     7/31/1994
     Templeton Foreign Securities Fund                          11/5/2001     10/4/2002     1/24/1992     6/30/1994
     USAZ AIM Blue Chip Fund                                     5/1/2002     10/4/2002      5/1/2002      5/1/2002
     USAZ AIM Basic Value Fund                                   5/1/2002     10/4/2002      5/1/2002      5/1/2002
     USAZ AIM International Equity Fund                          5/1/2002     10/4/2002      5/1/2002      5/1/2002
     USAZ AIM Dent Demographic Trends Fund                       5/1/2002     10/4/2002      5/1/2002      5/1/2002
     USAZ Alliance Capital Growth and Income Fund               11/5/2001     10/4/2002     11/5/2001     11/5/2001
     USAZ Alliance Capital Large Cap Growth Fund                11/5/2001     10/4/2002     11/5/2001     11/5/2001
     USAZ Alliance Capital Technology Fund                      11/5/2001     10/4/2002     11/5/2001     11/5/2001
     USAZ Van Kampen Emerging Growth Fund                        5/1/2001     10/4/2002      5/1/2001      5/1/2001
     USAZ PIMCO Growth and Income Fund                          11/5/2001     10/4/2002     11/5/2001     11/5/2001
     USAZ PIMCO Renaissance Fund                                11/5/2001     10/4/2002     11/5/2001     11/5/2001
     USAZ PIMCO Value Fund                                      11/5/2001     10/4/2002     11/5/2001     11/5/2001
     USAZ Oppenheimer Emerging Growth Fund                       5/1/2002     10/4/2002      5/1/2002      5/1/2002
     USAZ Templeton Developed Markets Fund                      11/5/2001     10/4/2002     11/5/2001     11/5/2001
     USAZ Van Kampen Aggressive Growth Fund                      5/1/2001     10/4/2002      5/1/2001      5/1/2001
     USAZ Van Kampen Comstock Fund                               5/1/2001     10/4/2002      5/1/2001      5/1/2001
     USAZ Van Kampen Growth Fund                                 5/1/2001     10/4/2002      5/1/2001      5/1/2001
     USAZ Van Kampen Growth and Income Fund                      5/1/2001     10/4/2002      5/1/2001      5/1/2001
     USAZ Money Market Fund                                     1/22/2001     10/4/2002     11/5/2001     11/5/2001


     During the years ended December 31, 2002 and 2001, several portfolios were closed to new money. The portfolio names and effective date of the closures are summarized in the following table.

     PORTFOLIO                                              DATE CLOSED
     Alger American Growth Portfolio                        May 1,2001
     Alger American Leveraged AllCap Portfolio              May 1,2001
     Van Kampen LIT Enterprise Portfolio                    May 1,2001
     Van Kampen LIT Growth and Income Portfolio             May 1,2001
     AIM V.I. Growth Fund                                   November 5, 2001
     Alger American Small Capitalization Portfolio          November 5, 2001
     Davis VA Real Estate Portfolio                         November 5, 2001
     Franklin Aggressive Growth Securities Fund             November 5, 2001
     Franklin Global Health Care Securities Fund            November 5, 2001

                                       57

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)

     PORTFOLIO                                              DATE CLOSED
     Franklin Money Market Fund                             November 5, 2001
     Franklin Technology Securities Fund                    November 5, 2001
     J.P. Morgan International Opportunities Portfolio      November 5, 2001
     J.P. Morgan US Disciplined Equity Portfolio            November 5, 2001
     Templeton Asset Strategy Fund                          November 5, 2001
     Templeton Global Income Securities Fund                November 5, 2001
     Templeton International Smaller Companies Fund         November 5, 2001
     AZOA VIP Diversified Assets Fund                       May 1, 2002
     AZOA VIP Fixed Income Fund                             May 1, 2002
     AZOA VIP Global Opportunities Fund                     May 1, 2002
     AZOA VIP Growth Fund                                   May 1, 2002
     USAZ Growth Fund                                       May 1, 2002
     Van Kampen LIT Emerging Growth Portfolio               May 1, 2002
     AIM V. I. Capital Appreciation Fund                    May 1, 2002
     AIM V. I. International Growth Fund                    May 1, 2002
     AIM V. I. Premier Equity Fund                          May 1, 2002
     Alger American MidCap Growth Portfolio                 May 1, 2002
     Seligman Global Technology Fund                        May 1, 2002

     During the years ended December 31, 2002 and 2001, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.

     CLOSED PORTFOLIO                                 RECEIVING PORTFOLIO                              DATE MERGED
     Templeton Pacific Growth                         Templeton International Securities Fund          March 29, 2001
     Franklin Global Health Care Securities           Franklin Small Cap Fund                          May 1, 2002
     Templeton International Smaller Companies        Templeton Foreign Securities Fund                May 1, 2002
     Franklin Natural Resources Securities            Franklin Growth and Income Securities Fund       May 1, 2002
     AZOA VIP Growth Fund                             USAZ Van Kampen Emerging Growth Fund             November 15, 2002
     AZOA VIP Global Opportunities Fund               USAZ Templeton Developed Markets Fund            November 15, 2002
     AZOA Fixed Income Fund                           PIMCO VIT Total Return Portfolio                 November 15, 2002
     AZOA Diversified Assets Fund                     PIMCO VIT Total Return Portfolio                 November 15, 2002
     USAZ Growth Fund                                 USAZ Van Kampen Aggressive Growth Fund           November 15, 2002

   During the years ended December 31, 2002 and 2001, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

     CURRENT PORTFOLIO                                  PRIOR PORTFOLIO NAME                          EFFECTIVE DATE
     Seligman Global Technology Portfolio               Seligman Global Technology Fund               May 1, 2001
     Seligman Small Cap Value Portfolio                 Seligman Small Cap Value Fund                 May 1, 2001
     SP Jennison International Growth Portfolio         SP Jennison International Growth Fund         May 1, 2001
     SP Strategic Partners Focused Growth Portfolio     SP Strategic Partners Focused Growth Fund     May 1, 2001
     AZOA VIP Diversified Assets Fund                   USAllianz VIP Diversified Assets Fund         November 5, 2001
     AZOA VIP Fixed Income Fund                         USAllianz VIP Fixed Income Fund               November 5, 2001
     AZOA VIP Global Opportunities Fund                 USAllianz VIP Global Opportunities Fund       November 5, 2001
     AZOA VIP Growth Fund                               USAllianz VIP Growth Fund                     November 5, 2001
     AZOA VIP Money Market Fund                         USAllianz VIP Money Market Fund               November 5, 2001

                                       58

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)

     CURRENT PORTFOLIO                                  PRIOR PORTFOLIO NAME                          EFFECTIVE DATE
     USAZ American Growth Fund                          USAllianz American Growth Fund                November 5, 2001
     USAZ Growth Fund                                   USAllianz Strategic Growth Fund               November 5, 2001
     USAZ Van Kampen Growth Fund                        USAllianz Capital Growth Fund                 November 5, 2001
     USAZ Van Kampen Growth and Income Fund             USAllianz Growth and Income Fund              November 5, 2001
     USAZ Van Kampen Aggressive Growth Fund             USAllianz Aggressive Growth Fund              November 5, 2001
     USAZ Van Kampen Comstock Fund                      USAllianz Comstock Fund                       November 5, 2001
     Van Kampen LIT Emerging Growth Portfolio           Van Kampen LIT Emerging Growth                November 5, 2001
     AIM V.I. International Growth Fund                 AIM International Equity Fund                 May 1, 2002
     AIM V.I. Premier Equity Fund                       AIM V.I. Value Fund                           May 1, 2002
     Franklin Small Cap Value Securities Fund           Franklin Value Securities Fund                May 1, 2002
     PIMCO VIT High Yield Portfolio                     PIMCO VIT High Yield Bond Portfolio           May 1, 2002
     PIMCO VIT Total Return Portfolio                   PIMCO VIT Total Return Bond Portfolio         May 1, 2002
     Templeton Foreign Securities Fund                  Templeton International Securities Fund       May 1, 2002
     USAZ Money Market Fund                             AZOA VIP Money Market Fund                    May 1, 2002
     USAZ Van Kampen Emerging Growth Fund               USAZ American Growth Fund                     May 1, 2002

     CONTRACTS IN ANNUITY PAYMENT PERIOD

     Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life of NY if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life of NY reimburses the account.

     PREMIUM BONUS

     A premium bonus is awarded to the contract owner of the USAllianz Opportunity product at the time of deposit. The bonus credited is 6% of the purchase payment.

     EXPENSES

     ASSET BASED EXPENSES

     A mortality and expense risk charge and an administrative charge are deducted from the Variable Account on a daily basis. The charges, on an annual basis, are summarized in the following table.

                                                                        Mortality and               Administrative
                                                                           Expense
     CONTRACT                                                            RISK CHARGE                    CHARGE
     USAllianz Advantage                                                    1.34%                        0.15%
     USAllianz Opportunity Traditional                                      1.75%                        0.15%
     USAllianz Opportunity Enhanced                                         1.95%                        0.15%
     Valuemark II                                                           1.25%                        0.15%
     Valuemark IV                                                           1.34%                        0.15%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:

                                                                                                         ALGER       ALGER
                                                      AIM V.I.                               ALGER     AMERICAN     AMERICAN
                                                       CAPITAL                 AIM V.I.    AMERICAN    LEVERAGED     MIDCAP
                                                     APPRECIATION AIM V.I.     PREMIER      GROWTH      ALLCAP       GROWTH
                                                        FUND     GROWTH FUND EQUITY FUND   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                     --------------------------------------------------------------------------
     Expenses:
        Mortality and expense risk and administrative charges:
            USAllianz Advantage                                1           -            2           -           -            1
            USAllianz Opportunity Traditional                  -           -            -           -           -            -
            USAllianz Opportunity Enhanced                     -           -            -           -           -            -
            Valuemark II                                       -          14            -           8           5            -
            Valuemark IV                                       -           2            -           2           2            -

                                                     --------------------------------------------------------------------------
        Total Expenses                                         1          16            2          10           7            1
                                                     ==========================================================================

                                                                                                                    FRANKLIN
                                                                                                                   AGGRESSIVE
                                                       AZOA VIP    AZOA VIP                 DAVIS VA    DAVIS VA     GROWTH
                                                     DIVERSIFIED    FIXED      AZOA VIP    FINANCIAL     VALUE     SECURITIES
                                                     ASSETS FUND INCOME FUND GROWTH FUND   PORTFOLIO   PORTFOLIO      FUND
                                                     --------------------------------------------------------------------------
     Expenses:
        Mortality and expense risk and administrative charges:
            USAllianz Advantage                                -           2            -           1           4            -
            USAllianz Opportunity Traditional                  -           -            -           -           -            -
            USAllianz Opportunity Enhanced                     -           -            -           -           -            -
            Valuemark II                                       3           2            1           -           -            2
            Valuemark IV                                       -           -            -           -           -            -

                                                     --------------------------------------------------------------------------
        Total Expenses                                         3           4            1           1           4            2
                                                     ==========================================================================

                                                                  FRANKLIN
                                                      FRANKLIN     GLOBAL      FRANKLIN                             FRANKLIN
                                                       GLOBAL      HEALTH     GROWTH AND               FRANKLIN    LARGE CAP
                                                   COMMUNICATIONS   CARE        INCOME     FRANKLIN    INCOME       GROWTH
                                                     SECURITIES  SECURITIES   SECURITIES     HIGH     SECURITIES   SECURITIES
                                                        FUND        FUND         FUND     INCOME FUND    FUND         FUND
                                                     --------------------------------------------------------------------------
     Expenses:
        Mortality and expense risk and administrative charges:
            USAllianz Advantage                                -           -            4           2          11            1
            USAllianz Opportunity Traditional                  -           -            -           -           -            -
            USAllianz Opportunity Enhanced                     -           -            -           -           -            -
            Valuemark II                                     189           7          657         128         415          211
            Valuemark IV                                       8           2           26          12          16           29

                                                     --------------------------------------------------------------------------
        Total Expenses                                       197           9          687         142         442          241
                                                     ==========================================================================

                                                                  FRANKLIN                 FRANKLIN
                                                                   NATURAL                  RISING
                                                       FRANKLIN   RESOURCES   FRANKLIN    DIVIDENDS    FRANKLIN     FRANKLIN
                                                        MONEY    SECURITIES  REAL ESTATE  SECURITIES    S&P 500    SMALL CAP
                                                     MARKET FUND    FUND         FUND        FUND     INDEX FUND      FUND
                                                     --------------------------------------------------------------------------
     Expenses:
        Mortality and expense risk and administrative charges:
            USAllianz Advantage                                -           -            2          10           2            2
            USAllianz Opportunity Traditional                  -           -            -           -           -            -
            USAllianz Opportunity Enhanced                     -           -            -           -           -            -
            Valuemark II                                     182           8          115         422          47          134
            Valuemark IV                                       7           1            2          32           7           15

                                                     --------------------------------------------------------------------------
        Total Expenses                                       189           9          119         464          56          151
                                                     ==========================================================================

                                       60

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

                                                      FRANKLIN
                                                      SMALL CAP    FRANKLIN     FRANKLIN    FRANKLIN    FRANKLIN      MUTUAL
                                                        VALUE    TECHNOLOGY      U.S.        ZERO        ZERO      DISCOVERY
                                                     SECURITIES  SECURITIES   GOVERNMENT    COUPON      COUPON     SECURITIES
                                                        FUND        FUND         FUND      FUND 2005   FUND 2010      FUND
                                                     --------------------------------------------------------------------------
     Expenses:
        Mortality and expense risk and administrative charges:
            USAllianz Advantage                                1           -           17           -           5            -
            USAllianz Opportunity Traditional                  -           -            -           -           -            -
            USAllianz Opportunity Enhanced                     -           -            -           -           -            -
            Valuemark II                                      13           3          490          77          50          114
            Valuemark IV                                       9           -           20           2           3           11

                                                     --------------------------------------------------------------------------
        Total Expenses                                        23           3          527          79          58          125
                                                     ==========================================================================

                                                                                         OPPENHEIMER
                                                                                            MAIN                    PIMCO VIT
                                                       MUTUAL    OPPENHEIMER                STREET                 STOCKSPLUS
                                                       SHARES      GLOBAL    OPPENHEIMER    GROWTH &   PIMCO VIT    GROWTH AND
                                                     SECURITIES  SECURITIES  HIGH INCOME    INCOME    HIGH YIELD     INCOME
                                                        FUND       FUND/VA     FUND/VA      FUND/VA    PORTFOLIO   PORTFOLIO
                                                     --------------------------------------------------------------------------
     Expenses:
        Mortality and expense risk and administrative charges:
            USAllianz Advantage                                2           1            2           4           2            -
            USAllianz Opportunity Traditional                  -           -            -           -           -            -
            USAllianz Opportunity Enhanced                     -           -            -           -           -            -
            Valuemark II                                     204           -            -           -           1            1
            Valuemark IV                                      61           -            -           -           -            -

                                                     --------------------------------------------------------------------------
        Total Expenses                                       267           1            2           4           3            1
                                                     ==========================================================================

                                                                                 SP
                                                                              STRATEGIC                TEMPLETON
                                                      PIMCO VIT   SELIGMAN    PARTNERS     TEMPLETON  DEVELOPING   TEMPLETON
                                                        TOTAL     SMALL-CAP    FOCUSED       ASSET      MARKETS     FOREIGN
                                                       RETURN       VALUE       GROWTH     STRATEGY   SECURITIES   SECURITIES
                                                      PORTFOLIO   PORTFOLIO   PORTFOLIO      FUND        FUND         FUND
                                                     --------------------------------------------------------------------------
     Expenses:
        Mortality and expense risk and administrative charges:
            USAllianz Advantage                                7           1            -           -           -            2
            USAllianz Opportunity Traditional                  -           -            -           -           -            -
            USAllianz Opportunity Enhanced                     -           -            -           -           -            -
            Valuemark II                                      11           -            1          14          32          271
            Valuemark IV                                       -           -            2           1           3            4

                                                     --------------------------------------------------------------------------
        Total Expenses                                        18           1            3          15          35          277
                                                     ==========================================================================

                                                      TEMPLETON               TEMPLETON      USAZ        USAZ         USAZ
                                                       GLOBAL    TEMPLETON  INTERNATIONAL ALLIANCE    ALLIANCE     ALLIANCE
                                                       INCOME      GROWTH      SMALLER      CAPITAL     CAPITAL     CAPITAL
                                                     SECURITIES  SECURITIES   COMPANIES   GROWTH AND   LARGE CAP   TECHNOLOGY
                                                        FUND        FUND         FUND     INCOME FUND GROWTH FUND     FUND
                                                     --------------------------------------------------------------------------
     Expenses:
        Mortality and expense risk and administrative charges:
            USAllianz Advantage                                -           1            -           2           -            -
            USAllianz Opportunity Traditional                  -           -            -           -           -            -
            USAllianz Opportunity Enhanced                     -           -            -           -           -            -
            Valuemark II                                      56         222            3           3           3            2
            Valuemark IV                                       3          24            1           -           -            -

                                                     --------------------------------------------------------------------------
        Total Expenses                                        59         247            4           5           3            2

                                       61

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

                                                                                                       USAZ VAN     USAZ VAN
                                                                 USAZ PIMCO   USAZ PIMCO                KAMPEN       KAMPEN
                                                     USAZ MONEY  GROWTH AND  RENAISSANCE  USAZ PIMCO  AGGRESSIVE    COMSTOCK
                                                     MARKET FUND INCOME FUND     FUND     VALUE FUND  GROWTH FUND     FUND
                                                     --------------------------------------------------------------------------
     Expenses:
        Mortality and expense risk and administrative charges:
            USAllianz Advantage                               11           -            2           -           -            1
            USAllianz Opportunity Traditional                  -           -            -           -           -            -
            USAllianz Opportunity Enhanced                     -           -            -           -           -            -
            Valuemark II                                      19           1            5           2           1            1
            Valuemark IV                                       -           -            -           -           -            -

                                                     --------------------------------------------------------------------------
        Total Expenses                                        30           1            7           2           1            2
                                                     ==========================================================================


                                                      USAZ VAN    USAZ VAN                 VAN KAMPEN
                                                       KAMPEN      KAMPEN       USAZ VAN   EMERGING
                                                      EMERGING   GROWTH AND     KAMPEN      GROWTH     TOTAL ALL
                                                     GROWTH FUND INCOME FUND GROWTH FUND   PORTFOLIO     FUNDS
                                                     -------------------------------------------------------------
     Expenses:
        Mortality and expense risk and administrative charges:
            USAllianz Advantage                                -           1            1           -         108
            USAllianz Opportunity Traditional                  -           -            -           -           -
            USAllianz Opportunity Enhanced                     -           -            -           -           -
            Valuemark II                                       1           -            -           3       4,154
            Valuemark IV                                       -           -            -           -         307

                                                     -------------------------------------------------------------
        Total Expenses                                         1           1            1           3       4,569
                                                     =============================================================


     CONTRACT BASED EXPENSES

     A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 2002 and 2001 were $250,166 and $289,809, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

     A contingent deferred sales charge is deducted from the contract value at the time of surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II contracts, within seven years of the date of surrender for USAllianz Advantage and Valuemark IV contracts, and within nine years of the date of surrender for USAllianz Opportunity contracts. The amount of the contingent deferred sales charge is shown below.

            Years Since                           Contingent Deferred Sales Charge
             Payment           ----------------------------------------------------------------------------------
            ----------             VALUEMARK II          VALUEMARK IV           ADVANTAGE             OPPORTUNITY

                0-1                      5%                    6%                   6%                    8.5%
                1-2                      5%                    6%                   6%                    8.5%
                2-3                      4%                    6%                   6%                    8.5%
                3-4                      3%                    5%                   5%                     8%
                4-5                     1.5%                   4%                   4%                     7%
                5-6                      0%                    3%                   3%                     6%
                6-7                      0%                    2%                   2%                     5%
                7-8                      0%                    0%                   0%                     4%
                8-9                      0%                    0%                   0%                     3%
          9 years or more                0%                    0%                   0%                     0%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total contingent deferred sales charges paid by the contract owners during the years ended December 31, 2002 and 2001 were $97,567 and $246,441, respectively.

     On Valuemark II deferred annuity contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to nine percent (9%) of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to USAllianz Advantage and Valuemark IV deferred annuity contract owners allows up to fifteen percent (15%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to USAllianz Opportunity deferred annuity contract owners allows up to ten percent (10%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year for Valuemark II, USAllianz Advantage and Valuemark IV deferred annuity contracts, and the 10% penalty free privilege for that year for USAllianz Opportunity deferred annuity contracts.

     Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges during years ended December 31, 2002 and 2001 were $2,225 and $4,400, respectively. Transfer charges are reflected in the Statement of Changes in Net Assets as other transactions. Net transfers (to)/from the Fixed Accounts were ($7,863,000) and ($2,819,000) for the years ended December 31, 2002 and 2001, respectively.

     Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life of NY may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life of NY may have to deduct such amounts at a later date.

     A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.

3.  FEDERAL INCOME TAXES

     Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life of NY.

     Allianz Life of NY does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life of NY determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)
THE COST OF PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS FOR THE YEAR ENDED DECEMBER 31, 2002 ARE AS FOLLOWS:

                                                                           COST OF     PROCEEDS FROM
                                                                           PURCHASES       SALES
                                                                          ----------------------------
 AIM V.I. Capital Appreciation Fund                                                25              15
 AIM V.I. Growth Fund                                                               -             351
 AIM V.I. International Growth Fund                                                 -               -
 AIM V.I. Premier Equity Fund                                                     113              15
 Alger American Growth Portfolio                                                    -             194
 Alger American Leveraged AllCap Portfolio                                          3             134
 Alger American MidCap Growth Portfolio                                            74              24
 Alger American Small Capitalization Portfolio                                      -               -
 Davis VA Value Portfolio                                                         101              26
 Davis VA Real Estate Portfolio                                                     1               -
 Davis VA Financial Portfolio                                                      63               1
 Dreyfus Stock Index Fund                                                          61               -
 Dreyfus Small Cap Stock Index Fund                                                 5               -
 Franklin Money Market Fund                                                         6           6,158
 Franklin Growth and Income Securities Fund                                     6,531          10,804
 Franklin Natural Resources Securities Fund                                        10           2,135
 Franklin Real Estate Fund                                                      1,083           1,778
 Franklin Global Communications Securities Fund                                   203           4,802
 Franklin High Income Fund                                                      2,606           3,256
 Templeton Global Income Securities Fund                                           48           1,239
 Franklin Income Securities Fund                                                4,800           7,179
 Franklin U.S. Government Fund                                                  4,824           7,134
 Franklin Zero Coupon Fund 2005                                                   818             806
 Franklin Zero Coupon Fund 2010                                                 2,315           2,138
 Franklin Rising Dividends Securities Fund                                      2,575           5,904
 Templeton Pacific Growth Securities                                                -               -
 Templeton Foreign Securities Fund                                             14,973          18,837
 Templeton Developing Markets Securities Fund                                     191             720
 Templeton Growth Securities Fund                                               1,177           4,685
 Templeton Asset Strategy Fund                                                     16             388
 Franklin Small Cap Fund                                                        2,239           3,098
 Franklin Large Cap Growth Securities Fund                                        288           4,393
 Templeton International Smaller Companies Fund                                    26             960
 Mutual Discovery Securities  Fund                                                744           2,124
 Mutual Shares Securities Fund                                                  1,303           5,136
 Franklin Global Health Care Securities Fund                                        -           2,146
 Franklin Small Cap Value Securities Fund                                         365             341
 Franklin Aggressive Growth Securities Fund                                         -              63
 Franklin Technology Securities Fund                                                2              24
 Franklin S&P 500 Index Fund                                                      488             927
 J.P. Morgan International Opportunities Portfolio                                  -               -
 J.P. Morgan U.S. Disciplined Equity Portfolio                                      -               -
 Oppenheimer Global Securities Fund/VA                                            141               1
 Oppenheimer High Income Fund/VA                                                  259               2
 Oppenheimer Main Street Growth & Income Fund/VA                                  267               5
 PIMCO VIT Total Return Portfolio                                               2,859             201
 PIMCO VIT StocksPLUS Growth and Income                                            96               8
 PIMCO VIT High Yield Portfolio                                                   454              76
 SP Jennison International Growth Portfolio                                        36              19

                                       64

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002


4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)  (CONTINUED)

                                                                           COST OF     PROCEEDS FROM
                                                                           PURCHASES       SALES
                                                                          ----------------------------
 SP Strategic Partners Focused Growth Portfolio                                    27              11
 Jennison 20/20 Focus Portfolio                                                     5               -
 Seligman Global Technology Portfolio                                               1               4
 Seligman Small-Cap Value Portfolio                                               122               8
 AZOA VIP Growth Fund                                                               -              84
 AZOA VIP Global Opportunities Fund                                                 -               8
 AZOA VIP Fixed Income Fund                                                       108             348
 AZOA VIP Diversified Assets Fund                                                  25             202
 USAZ Money Market Fund                                                        18,498          17,940
 USAZ Van Kampen Aggressive Growth Fund                                            63              12
 USAZ Van Kampen Emerging Growth Fund                                             154              13
 USAZ Van Kampen Growth Fund                                                      144              16
 USAZ Van Kampen Comstock Fund                                                    253             119
 USAZ Van Kampen Growth and Income Fund                                           132               2
 USAZ Alger Growth Fund                                                            16              23
 USAZ Alliance Capital Growth and Income Fund                                     344             116
 USAZ Alliance Capital Large Cap Growth Fund                                      143              51
 USAZ Alliance Capital Technology Fund                                            156              67
 USAZ PIMCO Growth and Income Fund                                                 86               4
 USAZ PIMCO Renaissance Fund                                                      600             132
 USAZ PIMCO Value Fund                                                            190               6
 USAZ Templeton Developed Markets Fund                                              2               -
 USAZ AIM Blue Chip Fund                                                            1               -
 USAZ AIM Basic Value Fund                                                         54               6
 USAZ AIM International Equity Fund                                                 8               -
 USAZ AIM Dent Demographic Trends Fund                                             44               -
 USAZ Oppenheimer Emerging Growth Fund                                              -               -
 Van Kampen LIT Enterprise Portfolio                                                -               -
 Van Kampen LIT Growth and Income Portfolio                                         -               -
 Van Kampen Emerging Growth Portfolio                                              13              34

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

 TRANSACTIONS IN UNITS FOR EACH FUND FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 WERE AS FOLLOWS.

                                                          AIM V.I. CAPITAL                                 AIM V.I. PREMIER
                                                         APPRECIATION FUND       AIM V.I. GROWTH FUND        EQUITY FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
 Purchase payments                                             3            4           -           6           15            7
      Transfers between funds                                 (2)            -        (24)        (35)          (1)           2
      Surrenders and terminations                               -            -        (47)        (64)            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                                1            4        (71)        (93)           14           9
                                                      --------------------------------------------------------------------------

                                       65

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002


5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                                                    ALGER AMERICAN
                                                        ALGER AMERICAN GROWTH     LEVERAGED ALLCAP       ALGER AMERICAN MIDCAP
                                                             PORTFOLIO                PORTFOLIO            GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         -            -           -           -            7           3
      Transfers between funds                                (12)         (20)         (9)        (12)          (2)           -
      Surrenders and terminations                            (17)         (16)        (12)        (17)            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                             (29)         (36)        (21)        (29)            5           3
                                                      --------------------------------------------------------------------------

                                                        AZOA VIP DIVERSIFIED    AZOA VIP FIXED INCOME       AZOA VIP GLOBAL
                                                            ASSETS FUND                 FUND              OPPORTUNITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         1            -           -           -            -           -
      Transfers between funds                                (19)          (1)        (21)           9          (1)           1
      Surrenders and terminations                             (1)          (1)         (2)         (1)            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                             (19)          (2)        (23)           8          (1)           1
                                                      --------------------------------------------------------------------------

                                                        AZOA VIP GROWTH FUND      DAVIS VA FINANCIAL     DAVIS VA REAL ESTATE
                                                                                      PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         -            -           5           1            -           1
      Transfers between funds                                (14)          (1)           1           -            -           -
      Surrenders and terminations                               -            -           -           -            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                             (14)          (1)           6           1            -           1
                                                      --------------------------------------------------------------------------

                                       66

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                           DAVIS VA VALUE         DREYFUS SMALL CAP       DREYFUS STOCK INDEX
                                                             PORTFOLIO            STOCK INDEX FUND               FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         4           27           1           -            5           -
      Transfers between funds                                   7            -           -           -            3           -
      Surrenders and terminations                             (2)            -           -           -            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                                9           27           1           -            8           -
                                                      --------------------------------------------------------------------------

                                                         FRANKLIN AGGRESSIVE       FRANKLIN GLOBAL      FRANKLIN GLOBAL HEALTH
                                                                                   COMMUNICATIONS
                                                       GROWTH SECURITIES FUND      SECURITIES FUND       CARE SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         -            -           4           4            -           4
      Transfers between funds                                 (9)         (10)       (134)       (121)        (154)        (15)
      Surrenders and terminations                             (4)          (4)       (197)       (304)         (17)        (18)
      Rescissions                                               -            -           -           -            -         (2)
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -         (1)         (1)            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                             (13)         (14)       (328)       (422)        (171)        (31)
                                                      --------------------------------------------------------------------------

                                                         FRANKLIN GROWTH AND     FRANKLIN HIGH INCOME       FRANKLIN INCOME
                                                       INCOME SECURITIES FUND           FUND               SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         6           10          18           7           18          20
      Transfers between funds                                (23)         (32)        (19)        (26)         (30)        (18)
      Surrenders and terminations                           (285)        (408)       (121)       (243)        (190)       (308)
      Rescissions                                             (1)            -           -         (4)            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                      (1)          (1)           -           -          (1)         (1)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            (304)        (431)       (122)       (266)        (203)       (307)
                                                      --------------------------------------------------------------------------

                                       67

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002


5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                                                                           FRANKLIN NATURAL
                                                         FRANKLIN LARGE CAP     FRANKLIN MONEY MARKET    RESOURCES SECURITIES
                                                       GROWTH SECURITIES FUND           FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         2            7           -          10            -           1
      Transfers between funds                               (108)         (50)       (177)          42        (151)        (23)
      Surrenders and terminations                           (155)        (266)       (209)       (490)         (13)        (54)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                      (1)          (1)           -         (1)            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            (262)        (310)       (386)       (439)        (164)        (76)
                                                      --------------------------------------------------------------------------

                                                        FRANKLIN REAL ESTATE       FRANKLIN RISING      FRANKLIN S&P 500 INDEX
                                                                                DIVIDENDS SECURITIES
                                                                FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         6            1          28          19           10          25
      Transfers between funds                                   4         (16)        (20)          19          (2)          88
      Surrenders and terminations                            (37)         (53)       (166)       (259)         (74)        (53)
      Rescissions                                               -            -           -         (1)            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -         (1)         (1)            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                             (27)         (68)       (159)       (223)         (66)          60
                                                      --------------------------------------------------------------------------

                                                         FRANKLIN SMALL CAP       FRANKLIN SMALL CAP      FRANKLIN TECHNOLOGY
                                                                FUND            VALUE SECURITIES FUND      SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         8            6           1           1            -           -
      Transfers between funds                                  48         (22)          15          61          (5)           4
      Surrenders and terminations                           (122)        (109)        (19)        (22)          (1)        (11)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                             (66)        (125)         (3)          40          (6)         (7)
                                                      --------------------------------------------------------------------------

                                       68

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                            FRANKLIN U.S.        FRANKLIN ZERO COUPON    FRANKLIN ZERO COUPON
                                                          GOVERNMENT FUND             FUND 2005               FUND 2010
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        31           34           8           1            1           1
      Transfers between funds                                  81           29           6           9           13          12
      Surrenders and terminations                           (290)        (404)        (24)        (49)         (19)        (17)
      Rescissions                                             (1)            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                      (1)          (1)           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            (180)        (342)        (10)        (39)          (5)         (4)
                                                      --------------------------------------------------------------------------

                                                            J.P. MORGAN            J.P. MORGAN U.S.
                                                           INTERNATIONAL         DISCIPLINED EQUITY        MUTUAL DISCOVERY
                                                      OPPORTUNITIES PORTFOLIO         PORTFOLIO            SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         -            -           -           2            4           3
      Transfers between funds                                   -            1           -           -         (21)         (1)
      Surrenders and terminations                               -            -           -           -         (94)        (83)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                                -            1           -           2        (111)        (81)
                                                      --------------------------------------------------------------------------

                                                            MUTUAL SHARES         OPPENHEIMER GLOBAL       OPPENHEIMER HIGH
                                                          SECURITIES FUND        SECURITIES FUND/VA         INCOME FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        16            7          14           6           12           1
      Transfers between funds                                (80)           51           5           -           16           -
      Surrenders and terminations                           (225)        (198)           -           -            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                      (1)          (1)           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            (290)        (141)          19           6           28           1
                                                      --------------------------------------------------------------------------

                                       69

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                          OPPENHEIMER MAIN                               PIMCO VIT STOCKSPLUS
                                                       STREET GROWTH & INCOME    PIMCO VIT HIGH YIELD     GROWTH AND INCOME
                                                              FUND/VA                 PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        25           15          22           -            1           1
      Transfers between funds                                  10            -          22           5           12           5
      Surrenders and terminations                               -            -         (3)           -            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                               35           15          41           5           13           6
                                                      --------------------------------------------------------------------------

                                                       PIMCO VIT TOTAL RETURN      SELIGMAN GLOBAL        SELIGMAN SMALL-CAP
                                                             PORTFOLIO          TECHNOLOGY PORTFOLIO       VALUE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        73            2           -           2            2           -
      Transfers between funds                                 159           20         (1)           -            6           1
      Surrenders and terminations                             (5)            -           -           -            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     1            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                              228           22         (1)           2            8           1
                                                      --------------------------------------------------------------------------

                                                             SP JENNISON        SP STRATEGIC PARTNERS
                                                        INTERNATIONAL GROWTH       FOCUSED GROWTH           TEMPLETON ASSET
                                                             PORTFOLIO                PORTFOLIO             STRATEGY FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         1            -           -           -            -           -
      Transfers between funds                                   6            -           3          32          (6)        (23)
      Surrenders and terminations                             (4)            -           -           -         (25)        (43)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                                3            -           3          32         (31)        (66)
                                                      --------------------------------------------------------------------------

                                       70

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                        TEMPLETON DEVELOPING      TEMPLETON FOREIGN        TEMPLETON GLOBAL
                                                      MARKETS SECURITIES FUND      SECURITIES FUND      INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         2            2           8           5            -           3
      Transfers between funds                                (23)         (22)        (58)          76         (12)        (19)
      Surrenders and terminations                            (47)         (71)       (181)       (295)         (53)        (88)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -         (1)         (1)            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                             (68)         (91)       (232)       (215)         (65)       (104)
                                                      --------------------------------------------------------------------------

                                                                                     TEMPLETON
                                                          TEMPLETON GROWTH    INTERNATIONAL SMALLER     TEMPLETON PACIFIC
                                                          SECURITIES FUND          COMPANIES FUND       GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        13            8           -           -            -           -
      Transfers between funds                                (70)         (51)        (75)           4            -       (375)
      Surrenders and terminations                           (179)        (252)         (4)        (14)            -        (22)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                      (1)          (1)           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            (237)        (296)        (79)        (10)            -       (397)
                                                      --------------------------------------------------------------------------

                                                        USAZ AIM BASIC VALUE        USAZ AIM DENT       USAZ AIM INTERNATIONAL
                                                                                 DEMOGRAPHIC TRENDS
                                                                FUND                    FUND                 EQUITY FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         3            -           5           -            1           -
      Transfers between funds                                   3            -           -           -            -           -
      Surrenders and terminations                               -            -           -           -            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                                6            -           5           -            1           -
                                                      --------------------------------------------------------------------------


                                       71

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                                                USAZ ALLIANCE CAPITAL    USAZ ALLIANCE CAPITAL
                                                       USAZ ALGER GROWTH FUND  GROWTH AND INCOME FUND   LARGE CAP GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         -            -          18           3            5           -
      Transfers between funds                                 (2)            -           9          23            5          15
      Surrenders and terminations                               -            -         (3)         (1)            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                              (2)            -          24          25           10          15
                                                      --------------------------------------------------------------------------

                                                        USAZ ALLIANCE CAPITAL     USAZ MONEY MARKET      USAZ PIMCO GROWTH AND
                                                          TECHNOLOGY FUND               FUND                 INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         2            -          22          86            2           -
      Transfers between funds                                  14            6         193          66            8           4
      Surrenders and terminations                             (7)            -       (158)        (19)            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                                9            6          57         133           10           4
                                                      --------------------------------------------------------------------------

                                                       USAZ PIMCO RENAISSANCE   USAZ PIMCO VALUE FUND       USAZ VAN KAMPEN
                                                                FUND                                    AGGRESSIVE GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        13            3           6           -            3           1
      Transfers between funds                                  34           22          12           1            6           5
      Surrenders and terminations                             (5)          (1)           -           -            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                               42           24          18           1            9           6
                                                      --------------------------------------------------------------------------

                                       72

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                           USAZ VAN KAMPEN         USAZ VAN KAMPEN      USAZ VAN KAMPEN GROWTH
                                                           COMSTOCK FUND        EMERGING GROWTH FUND       AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        14            2           7           -            4           1
      Transfers between funds                                   3           14          15           5           11           3
      Surrenders and terminations                             (2)            -         (2)           -            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                               15           16          20           5           15           4
                                                      --------------------------------------------------------------------------

                                                       USAZ VAN KAMPEN GROWTH    VAN KAMPEN EMERGING     VAN KAMPEN LIT GROWTH
                                                                FUND              GROWTH PORTFOLIO       AND INCOME PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        15            -           1           2            -           2
      Transfers between funds                                   -            3         (4)           6            -           -
      Surrenders and terminations                               -            -         (1)           -            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                               15            3         (4)           8            -           2
                                                      --------------------------------------------------------------------------

                                                             TOTAL ALL FUNDS
                                                      ------------------------------
                                                           2002           2001
                                                      ------------------------------
 Contract Transactions
      Purchase payments                                          496            357
      Transfers between funds                                  (559)          (249)
      Surrenders and terminations                            (3,022)        (4,258)
      Rescissions                                                (2)            (7)
      Bonus                                                        1              -
      Other transactions                                         (9)           (10)
                                                      ------------------------------
 Total Net Contract Transactions                             (3,095)        (4,167)
                                                      ------------------------------

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

6. CONTRACT OWNERS' EQUITY

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES, AT DECEMBER 31, 2002 FOLLOWS:

                                                       AIM V.I. CAPITAL APPRECIATION FUND          AIM V.I. GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                     28            6        5.04           -            -        3.85
       USAllianz Opportunity Traditional                        -            -           -           -            -           -
       USAllianz Opportunity Enhanced                           -            -           -           -            -           -
       Valuemark II                                             -            -           -         722          187        3.86
       Valuemark IV                                             -            -           -         125           32        3.85

                                                       AIM V.I. INTERNATIONAL GROWTH FUND      AIM V.I. PREMIER EQUITY FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                      1            -        4.88         118           23        5.11
       USAllianz Opportunity Traditional                        -            -           -           -            -           -
       USAllianz Opportunity Enhanced                           -            -           -           -            -           -
       Valuemark II                                             -            -           -           -            -           -
       Valuemark IV                                             -            -           -           -            -           -

                                                                                             ALGER AMERICAN LEVERAGED ALLCAP
                                                        ALGER AMERICAN GROWTH PORTFOLIO                 PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                      -            -        5.26           -            -        4.86
       USAllianz Opportunity Traditional                        -            -           -           -            -           -
       USAllianz Opportunity Enhanced                           -            -           -           -            -           -
       Valuemark II                                           386           73        5.27         275           57        4.87
       Valuemark IV                                           102           19        5.26          95           20        4.86

                                                          ALGER AMERICAN MIDCAP GROWTH     ALGER AMERICAN SMALL CAPITALIZATION
                                                                   PORTFOLIO                            PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                     60            9        6.88           1            -        3.69
       USAllianz Opportunity Traditional                        -            -           -           -            -           -
       USAllianz Opportunity Enhanced                           -            -           -           -            -           -
       Valuemark II                                             -            -           -           -            -           -
       Valuemark IV                                             -            -           -           -            -           -

                                                          DAVIS VA FINANCIAL PORTFOLIO        DAVIS VA REAL ESTATE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                     65            7        9.63          17            1       13.58
       USAllianz Opportunity Traditional                        -            -        7.51           -            -           -
       USAllianz Opportunity Enhanced                           2            -        7.48           -            -           -
       Valuemark II                                             -            -           -           -            -           -
       Valuemark IV                                             -            -        9.63           -            -           -

                                       74

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES, AT DECEMBER 31, 2002 FOLLOWS:
                                                            DAVIS VA VALUE PORTFOLIO        DREYFUS SMALL CAP STOCK INDEX FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                    264           33        7.95           5            1        7.60
       USAllianz Opportunity Traditional                        -            -        7.25           -            -        7.58
       USAllianz Opportunity Enhanced                           -            -        7.22           -            -        7.57
       Valuemark II                                             -            -           -           -            -           -
       Valuemark IV                                            19            2        7.95           -            -        7.60

                                                                                                FRANKLIN AGGRESSIVE GROWTH
                                                            DREYFUS STOCK INDEX FUND                 SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                     42            5        8.15           2            -        3.62
       USAllianz Opportunity Traditional                       17            2        8.13           -            -           -
       USAllianz Opportunity Enhanced                           -            -        8.12           -            -           -
       Valuemark II                                             -            -           -         115           32        3.64
       Valuemark IV                                             -            -        8.17           8            2        3.63

                                                         FRANKLIN GLOBAL COMMUNICATIONS         FRANKLIN GROWTH AND INCOME
                                                                SECURITIES FUND                      SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                     18            2       11.57         322           13       23.96
       USAllianz Opportunity Traditional                        -            -       10.93           -            -       22.73
       USAllianz Opportunity Enhanced                           -            -       10.63           -            -       22.03
       Valuemark II                                        10,451          882       11.83      36,437        1,481       24.48
       Valuemark IV                                           406           35       11.69       1,321           55       24.18

                                                           FRANKLIN HIGH INCOME FUND         FRANKLIN INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                    315           20       16.07         995           36       27.47
       USAllianz Opportunity Traditional                        -            -       15.19           -            -       25.97
       USAllianz Opportunity Enhanced                           4            -       14.78           -            -       25.26
       Valuemark II                                         7,443          452       16.44      27,042          956       28.10
       Valuemark IV                                           744           46       16.24       1,064           38       27.75

                                                           FRANKLIN LARGE CAP GROWTH
                                                                SECURITIES FUND                 FRANKLIN MONEY MARKET FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                     57            4       13.78           -            -           -
       USAllianz Opportunity Traditional                        -            -       13.41           -            -           -
       USAllianz Opportunity Enhanced                           -            -       13.23           -            -           -
       Valuemark II                                         9,257          659       14.02      10,293          648       15.89
       Valuemark IV                                         1,623          116       13.94         415           26       15.70

                                       75

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES, AT DECEMBER 31, 2002 FOLLOWS:
                                                                                                FRANKLIN RISING DIVIDENDS
                                                           FRANKLIN REAL ESTATE FUND                 SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                    244            8       29.28         795           33       24.06
       USAllianz Opportunity Traditional                        -            -       27.67           -            -       23.11
       USAllianz Opportunity Enhanced                           -            -       26.92           -            -       22.61
       Valuemark II                                         7,436          248       29.93      26,095        1,060       24.59
       Valuemark IV                                           126            4       29.56       2,022           83       24.35

                                                          FRANKLIN S&P 500 INDEX FUND            FRANKLIN SMALL CAP FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                     99           16        6.20         257           18       13.87
       USAllianz Opportunity Traditional                        -            -           -           -            -       13.52
       USAllianz Opportunity Enhanced                           -            -           -           -            -       13.33
       Valuemark II                                           994          156        6.26       7,369          521       14.10
       Valuemark IV                                           400           64        6.25         920           66       14.01

                                                      FRANKLIN SMALL CAP VALUE SECURITIES
                                                                      FUND                 FRANKLIN TECHNOLOGY SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                     43            5        9.51           -            -        2.87
       USAllianz Opportunity Traditional                        -            -        9.33           -            -           -
       USAllianz Opportunity Enhanced                           2            -        9.24           -            -           -
       Valuemark II                                           785           81        9.65         130           45        2.89
       Valuemark IV                                           565           59        9.61          22            8        2.88

                                                         FRANKLIN U.S. GOVERNMENT FUND        FRANKLIN ZERO COUPON FUND 2005
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                  1,533           66       23.05          58            2       29.67
       USAllianz Opportunity Traditional                        -            -       21.85         190            7       28.04
       USAllianz Opportunity Enhanced                           4            -       21.20           -            -       27.28
       Valuemark II                                        34,592        1,466       23.59       5,201          171       30.04
       Valuemark IV                                         1,330           57       23.30         110            4       29.67

                                                                                                J.P. MORGAN INTERNATIONAL
                                                         FRANKLIN ZERO COUPON FUND 2010          OPPORTUNITIES PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                    472           14       34.46           6            1        5.66
       USAllianz Opportunity Traditional                        -            -       32.57           -            -           -
       USAllianz Opportunity Enhanced                           -            -       31.68           -            -           -
       Valuemark II                                         3,901          112       34.89           -            -           -
       Valuemark IV                                           181            5       34.46           -            -           -

                                       76

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES, AT DECEMBER 31, 2002 FOLLOWS:
                                                      J.P. MORGAN U.S. DISCIPLINED EQUITY
                                                                   PORTFOLIO                  JENNISON 20/20 FOCUS PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                     10            2        5.98           4            1        8.19
       USAllianz Opportunity Traditional                        -            -           -           -            -        8.17
       USAllianz Opportunity Enhanced                           -            -           -           -            -        8.16
       Valuemark II                                             -            -           -           -            -           -
       Valuemark IV                                             -            -           -           -            -        8.19

                                                        MUTUAL DISCOVERY SECURITIES FUND      MUTUAL SHARES SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                     55            4       13.05         280           21       13.51
       USAllianz Opportunity Traditional                        -            -       12.76           -            -       13.17
       USAllianz Opportunity Enhanced                           -            -       12.61           -            -       13.01
       Valuemark II                                         6,314          475       13.25      12,756          930       13.68
       Valuemark IV                                           701           53       13.17       1,773          130       13.61

                                                         OPPENHEIMER GLOBAL SECURITIES
                                                                    FUND/VA                  OPPENHEIMER HIGH INCOME FUND/VA
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                    145           21        6.89         264           29        9.20
       USAllianz Opportunity Traditional                        9            1        6.59           -            -        9.04
       USAllianz Opportunity Enhanced                           1            -        6.57           -            -        9.01
       Valuemark II                                             -            -           -           -            -           -
       Valuemark IV                                            19            3        6.89           6            1        9.20

                                                        OPPENHEIMER MAIN STREET GROWTH &
                                                                 INCOME FUND/VA               PIMCO VIT HIGH YIELD PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                    320           48        6.66         347           37        9.30
       USAllianz Opportunity Traditional                       15            2        6.92           -            -        9.46
       USAllianz Opportunity Enhanced                           1            -        6.90           -            -        9.43
       Valuemark II                                             -            -           -          80            8        9.58
       Valuemark IV                                             -            -        6.66           -            -        9.30

                                                        PIMCO VIT STOCKSPLUS GROWTH AND
                                                                     INCOME                  PIMCO VIT TOTAL RETURN PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                     17            3        6.49         995           81       12.24
       USAllianz Opportunity Traditional                        -            -        6.74         156           14       11.38
       USAllianz Opportunity Enhanced                           -            -        6.72          11            1       11.34
       Valuemark II                                           110           16        6.76       1,712          149       11.50
       Valuemark IV                                             -            -        6.49          49            4       12.24

                                       77

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES, AT DECEMBER 31, 2002 FOLLOWS:
                                                      SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO  SELIGMAN SMALL-CAP VALUE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                      5            1        3.97         107            8       13.86
       USAllianz Opportunity Traditional                        -            -           -           -            -        9.97
       USAllianz Opportunity Enhanced                           -            -           -           2            -        9.93
       Valuemark II                                             -            -           -           -            -           -
       Valuemark IV                                             -            -           -           6            -       13.86

                                                        SP JENNISON INTERNATIONAL GROWTH      SP STRATEGIC PARTNERS FOCUSED
                                                                   PORTFOLIO                         GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                      6            2        4.07           3            1        4.84
       USAllianz Opportunity Traditional                        -            -        4.04           -            -        4.80
       USAllianz Opportunity Enhanced                           -            -        4.02           -            -        4.78
       Valuemark II                                             1            -        4.08          66           14        4.85
       Valuemark IV                                             5            1        4.07         102           21        4.84

                                                                                               TEMPLETON DEVELOPING MARKETS
                                                         TEMPLETON ASSET STRATEGY FUND               SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                      -            -       11.61           5            1        7.46
       USAllianz Opportunity Traditional                        -            -           -           -            -        7.23
       USAllianz Opportunity Enhanced                           -            -           -           -            -        7.10
       Valuemark II                                           829           70       11.81       1,933          255        7.58
       Valuemark IV                                            28            2       11.73         152           20        7.52

                                                                                            TEMPLETON GLOBAL INCOME SECURITIES
                                                       TEMPLETON FOREIGN SECURITIES FUND                   FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                    216           15       14.16           -            -       20.25
       USAllianz Opportunity Traditional                        -            -       13.51           -            -           -
       USAllianz Opportunity Enhanced                           -            -       13.22           -            -           -
       Valuemark II                                        15,241        1,056       14.43       3,999          193       20.72
       Valuemark IV                                           242           17       14.29         187            9       20.46

                                                        TEMPLETON GROWTH SECURITIES FUND        USAZ AIM BASIC VALUE FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                    179           12       15.09          40            5        7.56
       USAllianz Opportunity Traditional                        -            -       14.58           -            -        7.54
       USAllianz Opportunity Enhanced                           4            -       14.33           -            -        7.53
       Valuemark II                                        12,300          799       15.36           -            -           -
       Valuemark IV                                         1,090           72       15.24           3            -        7.56

                                       78

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES, AT DECEMBER 31, 2002 FOLLOWS:
                                                                                             USAZ AIM DENT DEMOGRAPHIC TRENDS
                                                            USAZ AIM BLUE CHIP FUND                        FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                      1            -        8.01          41            5        7.54
       USAllianz Opportunity Traditional                        -            -        7.99           -            -        7.52
       USAllianz Opportunity Enhanced                           -            -        7.98           -            -        7.51
       Valuemark II                                             -            -           -           -            -           -
       Valuemark IV                                             -            -        8.01           -            -        7.54

                                                                                             USAZ ALLIANCE CAPITAL GROWTH AND
                                                       USAZ AIM INTERNATIONAL EQUITY FUND              INCOME FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                      7            1        8.08         157           20        7.80
       USAllianz Opportunity Traditional                        -            -        8.06           6            1        7.76
       USAllianz Opportunity Enhanced                           -            -        8.05           -            -        7.74
       Valuemark II                                             -            -           -         197           25        7.81
       Valuemark IV                                             -            -        8.08          25            3        7.80

                                                        USAZ ALLIANCE CAPITAL LARGE CAP      USAZ ALLIANCE CAPITAL TECHNOLOGY
                                                                  GROWTH FUND                              FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                     33            5        7.19          11            2        6.23
       USAllianz Opportunity Traditional                        -            -        7.15           -            -        6.20
       USAllianz Opportunity Enhanced                           -            -        7.13           -            -        6.19
       Valuemark II                                           147           21        7.19          78           13        6.24
       Valuemark IV                                            10            1        7.19           5            1        6.23

                                                             USAZ MONEY MARKET FUND         USAZ PIMCO GROWTH AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                    816           78       10.49          31            4        8.10
       USAllianz Opportunity Traditional                        -            -       10.00           -            -        8.06
       USAllianz Opportunity Enhanced                           4            -        9.97           -            -        8.05
       Valuemark II                                         1,098          109       10.10          76            9        8.11
       Valuemark IV                                            20            2       10.49           1            -        8.10

                                                          USAZ PIMCO RENAISSANCE FUND             USAZ PIMCO VALUE FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                    178           22        8.11          37            5        8.09
       USAllianz Opportunity Traditional                        -            -        8.08           -            -        8.05
       USAllianz Opportunity Enhanced                           -            -        8.06           -            -        8.03
       Valuemark II                                           352           43        8.12         115           14        8.10
       Valuemark IV                                             4            -        8.11          14            2        8.09

                                       79

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES, AT DECEMBER 31, 2002 FOLLOWS:
                                                        USAZ TEMPLETON DEVELOPED MARKETS    USAZ VAN KAMPEN AGGRESSIVE GROWTH
                                                                      FUND                                 FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                      2            -        8.67          47            9        5.35
       USAllianz Opportunity Traditional                        -            -        8.63           -            -        5.31
       USAllianz Opportunity Enhanced                           -            -        8.61           -            -        5.29
       Valuemark II                                             -            -        8.68          29            5        5.35
       Valuemark IV                                             -            -        8.67           -            -        5.35

                                                         USAZ VAN KAMPEN COMSTOCK FUND     USAZ VAN KAMPEN EMERGING GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                    101           14        7.38          72           12        6.09
       USAllianz Opportunity Traditional                        -            -        7.33           -            -        6.04
       USAllianz Opportunity Enhanced                           7            1        7.30           -            -        6.02
       Valuemark II                                           115           15        7.39          58           10        6.10
       Valuemark IV                                             6            1        7.38          19            3        6.09

                                                       USAZ VAN KAMPEN GROWTH AND INCOME
                                                                      FUND                     USAZ VAN KAMPEN GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                     62            8        8.12         102           14        7.10
       USAllianz Opportunity Traditional                        -            -        8.06           9            1        7.05
       USAllianz Opportunity Enhanced                           -            -        8.04           -            -        7.03
       Valuemark II                                            86           10        8.13          24            3        7.11
       Valuemark IV                                             5            1        8.12           -            -        7.10

                                                                                             VAN KAMPEN LIT GROWTH AND INCOME
                                                      VAN KAMPEN EMERGING GROWTH PORTFOLIO              PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                      6            1        5.45          21            2        9.41
       USAllianz Opportunity Traditional                        -            -           -           -            -           -
       USAllianz Opportunity Enhanced                           -            -           -           -            -           -
       Valuemark II                                            20            4        5.46           -            -           -
       Valuemark IV                                             -            -        5.45           -            -           -

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

7. FINANCIAL HIGHLIGHTS

A SUMMARY OF UNITS OUTSTANDING, UNIT VALUES, NET ASSETS, RATIOS, AND TOTAL RETURN FOR VARIABLE ANNUITY CONTRACTS FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 FOLLOWS:

                                                    At December 31                           For the year ended December 31
                                          -------------------------------------- ---------------------------------------------
                                             Units                              Investment
                                          Outstanding Unit Fair Value  Net Assets Income  Expense Ratio        Total Return
                                          (thousands)lowest to highest (thousands) Ratio* lowest to highest** lowest to highest***
                                          ------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
    2002                                           6  $5.04 to  $5.04      28      0.00%  1.49% to 1.49%   -25.47% to -25.47%
    2001                                           4  $6.76 to  $6.76      29      0.00%  1.49% to 1.49%   -26.63% to -26.63%
AIM V.I. Growth Fund
    2002                                         219  $3.85 to  $3.86     847      0.00%  1.40% to 1.49%   -31.99% to -31.93%
    2001                                         290  $5.65 to  $5.67   1,644      0.19%  1.40% to 1.49%   -34.87% to -34.81%
AIM V.I. International Growth Fund
    2002                                           0  $4.88 to  $4.88       1      0.00%  1.49% to 1.49%   -16.92% to -16.92%
    2001                                           0  $5.88 to  $5.88       1      0.00%  1.49% to 1.49%   -25.59% to -25.59%
AIM V.I. Premier Equity Fund
    2002                                          23  $5.11 to  $5.11     118      0.00%  1.49% to 1.49%   -31.29% to -31.29%
    2001                                           9  $7.43 to  $7.43      67      0.00%  1.49% to 1.49%   -16.50% to -16.50%
Alger American Growth Portfolio
    2002                                          92  $5.26 to  $5.27     488      0.00%  1.40% to 1.49%   -33.98% to -33.92%
    2001                                         121  $7.97 to  $7.98     967      0.26%  1.40% to 1.49%   -13.13% to -13.05%
Alger American Leveraged AllCap Portfolio
    2002                                          77  $4.86 to  $4.87     370      0.00%  1.40% to 1.49%   -34.89% to -34.83%
    2001                                          97  $7.46 to  $7.47     725      0.00%  1.40% to 1.49%   -17.18% to -17.10%
Alger American MidCap Growth Portfolio
    2002                                           9  $6.88 to  $6.88      60      0.00%  1.49% to 1.49%   -30.58% to -30.58%
    2001                                           3  $9.92 to  $9.92      35      0.00%  1.49% to 1.49%    -7.52% to  -7.52%
Alger American Small Capitalization Portfolio
    2002                                           0  $3.69 to  $3.69       1      0.00%  1.49% to 1.49%   -27.31% to -27.31%
    2001                                           0  $5.07 to  $5.07       1      0.00%  1.49% to 1.49%   -25.75% to -25.75%
Davis VA Financial Portfolio
    2002                                           7  $7.48 to  $9.63      67      0.00%  1.49% to 2.10%   -18.57% to -18.07%
    2001                                           1 $11.75 to $11.75      17      0.00%  1.49% to 1.49%    -7.34% to  -7.34%
Davis VA Real Estate Portfolio
    2002                                           1 $13.58 to $13.58      17      6.25%  1.49% to 1.49%     4.33% to   4.33%
    2001                                           1 $13.02 to $13.02      16      0.00%  1.49% to 1.49%     6.49% to   6.49%
Davis VA Value Portfolio
    2002                                          35  $7.22 to  $7.95     283      0.78%  1.49% to 2.10%   -18.00% to -17.50%
    2001                                          27  $9.63 to  $9.63     256      2.00%  1.49% to 1.49%   -10.83% to -10.83%
Dreyfus Small Cap Stock Index Fund
    20023                                          1  $7.57 to  $7.60       5      0.00%  1.49% to 2.10%   -24.32% to -24.01%
Dreyfus Stock Index Fund
    2002(3)                                        7  $8.12 to  $8.17      59      0.00%  1.40% to 2.10%   -19.49% to -19.04%
Franklin Aggressive Growth Securities Fund
    2002                                          34  $3.62 to  $3.64     125      0.00%  1.40% to 1.49%   -36.68% to -36.56%
    2001                                          47  $5.71 to  $5.73     270      0.00%  1.40% to 1.49%   -23.95% to -23.76%
Franklin Global Communications Securities Fund
    2002                                         919 $10.63 to $11.83  10,875      0.95%  1.40% to 2.10%   -34.91% to -34.21%
    2001                                       1,249 $17.66 to $17.98  22,421      0.08%  1.40% to 1.49%   -30.45% to -30.23%
Franklin Growth and Income Securities Fund
    2002                                       1,549 $22.03 to $24.48  38,080      3.09%  1.40% to 2.10%   -17.47% to -16.70%
    2001                                       1,862 $28.85 to $29.39  54,683      0.32%  1.40% to 1.49%    -3.73% to  -3.39%
Franklin High Income Fund
    2002                                         518 $14.78 to $16.44   8,506     16.16%  1.40% to 2.10%   -11.83% to -10.81%
    2001                                         640 $18.12 to $18.43  11,790     17.55%  1.40% to 1.49%     2.63% to   2.81%
Franklin Income Securities Fund
    2002                                       1,030 $25.26 to $28.10  29,101      9.70%  1.40% to 2.10%    -2.67% to  -1.76%
    2001                                       1,240 $28.06 to $28.60  35,416      7.29%  1.40% to 1.49%    -0.74% to  -0.43%


                                       81

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                     At December 31                           For the year ended December 31
                                          -------------------------------------- ---------------------------------------------
                                             Units                              Investment
                                          Outstanding Unit Fair Value  Net Assets Income  Expense Ratio        Total Return
                                          (thousands)lowest to highest (thousands) Ratio* lowest to highest** lowest to highest***
                                          ------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund
    2002                                         779 $13.23 to $14.02  10,937      0.84%  1.40% to 2.10%   -24.78% To -24.01%
    2001                                       1,046 $18.21 to $18.45  19,275      0.58%  1.40% to 1.49%   -12.74% To -12.50%
Franklin Money Market Fund
    2002                                         674 $15.70 to $15.89  10,708      1.36%  1.40% to 1.49%    -0.17% to  -0.08%
    2001                                       1,060 $15.73 to $15.91  16,863      4.11%  1.40% to 1.49%     2.36% to   2.46%
Franklin Real Estate Fund
    2002                                         260 $26.92 to $29.93   7,806      2.88%  1.40% to 2.10%    -0.05% to   0.82%
    2001                                         288 $29.12 to $29.68   8,554      4.27%  1.40% to 1.49%     6.28% to   6.67%
Franklin Rising Dividends Securities Fund
    2002                                       1,176 $22.61 to $24.59  28,912      1.33%  1.40% to 2.10%    -3.63% to  -2.69%
    2001                                       1,338 $24.81 to $25.27  33,771      0.09%  1.40% to 1.49%    11.88% to  12.31%
Franklin S&P 500 Index Fund
    2002                                         236  $6.20 to  $6.26   1,493      1.37%  1.40% to 1.49%   -23.56% to -23.31%
    2001                                         304  $8.11 to  $8.17   2,507      0.95%  1.40% to 1.49%   -14.12% to -13.54%
Franklin Small Cap Fund
    2002                                         605 $13.33 to $14.10   8,546      0.47%  1.40% to 2.10%   -30.16% to -29.51%
    2001                                         673 $19.75 to $20.01  13,456      0.53%  1.40% to 1.49%   -16.51% to -16.20%
Franklin Small Cap Value Securities Fund
    2002                                         145  $9.24 to  $9.65   1,395      0.45%  1.40% to 2.10%   -11.15% to -10.32%
    2001                                         148 $10.64 to $10.76   1,587      0.50%  1.40% to 1.49%    12.10% to  12.61%
Franklin Technology Securities Fund
    2002                                          53  $2.87 to  $2.89     152      0.00%  1.40% to 1.49%   -44.75% to -44.70%
    2001                                          58  $5.20 to  $5.23     306      0.00%  1.40% to 1.49%   -30.73% to -30.41%
Franklin U.S. Government Fund
    2002                                       1,589 $21.20 to $23.59  37,459      5.92%  1.40% to 2.10%     7.49% to   8.55%
    2001                                       1,769 $21.32 to $21.73  38,406      7.33%  1.40% to 1.49%     5.77% to   6.11%
Franklin Zero Coupon Fund - 2005
    2002                                         184 $27.28 to $30.04   5,559      6.07%  1.40% to 2.10%     7.82% to   8.57%
    2001                                         196 $27.35 to $27.67   5,403      6.63%  1.40% to 1.49%     7.31% to   7.41%
Franklin Zero Coupon Fund - 2010
    2002                                         131 $31.68 to $34.89   4,554      5.64%  1.40% to 2.10%    17.61% to  18.43%
    2001                                         137 $29.12 to $29.46   4,020      7.44%  1.40% to 1.49%     4.05% to   4.15%
J.P. Morgan International Opportunities Portfolio
    2002                                           1  $5.66 to  $5.66       6      0.00%  1.49% to 1.49%   -19.52% to -19.52%
    2001                                           1  $7.04 to  $7.04       7      0.00%  1.49% to 1.49%   -19.91% to -19.91%
J.P. Morgan U.S. Disciplined Equity Portfolio
    2002                                           2  $5.98 to  $5.98      10      0.00%  1.49% to 1.49%   -25.74% to -25.74%
    2001                                           2  $8.05 to  $8.05      13      0.00%  1.49% to 1.49%   -15.40% to -15.40%
Jennison 20/20 Focus Portfolio
    2002(3)                                        1  $8.16 to  $8.19       4      0.00%  1.49% to 2.10%   -18.93% to -18.60%
Mutual Discovery Securities Fund
    2002                                         532 $12.61 to $13.25   7,070      1.59%  1.40% to 2.10%   -11.28% to -10.32%
    2001                                         644 $14.62 to $14.77   9,514      2.12%  1.40% to 1.49%    -1.26% to  -1.01%
Mutual Shares Securities Fund
    2002                                       1,081 $13.01 to $13.68  14,809      0.96%  1.40% to 2.10%   -13.64% to -12.79%
    2001                                       1,371 $15.55 to $15.69  21,507      2.00%  1.40% to 1.49%     5.45% to   5.81%
Oppenheimer Global Securities Fund/VA
    2002                                          25  $6.57 to  $6.89     174      0.00%  1.49% to 2.10%   -23.75% to -23.29%
    2001                                           6  $8.99 to  $8.99      52      0.00%  1.49% to 1.49%   -13.52% to -13.52%
Oppenheimer High Income Fund/VA
    2002                                          30  $9.01 to  $9.20     270      0.93%  1.49% to 2.10%    -4.42% to  -3.84%
    2001                                           1  $9.57 to  $9.57       7      0.00%  1.49% to 1.49%    -5.18% to  -5.18%
Oppenheimer Main Street Growth & Income Fund/VA
    2002                                          50  $6.66 to  $6.92     336      0.39%  1.49% to 2.10%   -20.48% to -20.00%
    2001                                          16  $8.33 to  $8.33     129      0.00%  1.49% to 1.49%   -12.76% to -12.76%

                                       82

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

7. FINANCIAL HIGHLIGHTS (CONTINUED)
                                                    At December 31                           For the year ended December 31
                                          -------------------------------------- ---------------------------------------------
                                             Units                              Investment
                                          Outstanding Unit Fair Value  Net Assets Income  Expense Ratio        Total Return
                                          (thousands)lowest to highest (thousands) Ratio* lowest to highest** lowest to highest***
                                          ------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio
    2002                                          45  $9.30 to  $9.58     427      8.50%  1.40% to 2.10%    -3.27% to  -2.59%
    2001                                           5  $9.56 to  $9.83      50     16.67%  1.40% to 1.49%    -1.76% to  -1.68%
PIMCO VIT StocksPLUS Growth and Income Portfolio
    2002                                          19  $6.49 to  $6.76     127      2.67%  1.40% to 2.10%   -21.88% to -21.33%
    2001                                           6  $8.25 to  $8.59      50     14.29%  1.40% to 1.49%   -14.14% to -14.07%
PIMCO VIT Total Return Portfolio
    2002                                         249 $11.34 to $12.24   2,923      4.08%  1.40% to 2.10%     6.81% to   7.56%
    2001                                          22 $10.70 to $11.39     232      3.70%  1.40% to 1.49%     6.86% to   6.95%
Seligman Global Technology Portfolio
    2002                                           1  $3.97 to  $3.97       5      0.00%  1.49% to 1.49%   -32.65% to -32.65%
    2001                                           2  $5.89 to  $5.89      12      0.00%  1.49% to 1.49%   -29.31% to -29.31%
Seligman Small-Cap Value Portfolio
    2002                                           8  $9.93 to $13.86     115      0.00%  1.49% to 2.10%   -17.13% to -16.62%
    2001                                           1 $16.62 to $16.62      14      0.00%  1.49% to 1.49%    19.88% to  19.88%
SP Jennison International Growth Portfolio
    2002                                           3  $4.02 to  $4.08      12      0.00%  1.40% to 2.10%   -24.44% to -23.91%
    2001                                           0  $5.36 to  $5.36       2      0.00%  1.40% to 1.49%   -36.88% to -36.82%
SP Strategic Partners Focused Growth Portfolio
    2002                                          36  $4.78 to  $4.85     171      0.00%  1.40% to 2.10%   -27.07% to -26.56%
    2001                                          32  $6.60 to  $6.61     211      0.00%  1.40% to 1.49%   -16.98% to -16.90%
Templeton Asset Strategy Fund
    2002                                          72 $11.61 to $11.81     857      2.03%  1.40% to 1.49%    -5.80% to  -5.50%
    2001                                         104 $12.32 to $12.50   1,298      1.54%  1.40% to 1.49%   -11.28% to -10.98%
Templeton Developing Markets Securities Fund
    2002                                         276  $7.10 to  $7.58   2,090      1.64%  1.40% to 2.10%    -2.22% to  -1.35%
    2001                                         345  $7.59 to  $7.68   2,650      1.07%  1.40% to 1.49%    -9.45% to  -9.36%
Templeton Foreign Securities Fund
    2002                                       1,088 $13.22 to $14.43  15,699      1.83%  1.40% to 2.10%   -20.25% to -19.54%
    2001                                       1,321 $17.64 to $17.93  23,683      3.27%  1.40% to 1.49%   -17.24% to -16.93%
Templeton Global Income Securities Fund
    2002                                         202 $20.25 to $20.72   4,186      1.16%  1.40% to 1.49%    19.36% to  19.75%
    2001                                         267 $16.97 to 17.30%   4,619      3.78%  1.40% to 1.49%     0.72% to   1.11%
Templeton Growth Securities Fund
    2002                                         883 $14.33 to $15.36  13,573      2.43%  1.40% to 2.10%   -20.18% to -19.46%
    2001                                       1,122 $18.79 to $19.07  21,373      2.15%  1.40% to 1.49%    -2.78% to  -2.37%
USAZ AIM Basic Value Fund
    2002(3)                                        5  $7.53 to  $7.56      43      0.00%  1.49% to 2.10%   -24.70% to -24.39%
USAZ AIM Blue Chip Fund
    2002(3)                                        0  $7.98 to  $8.01       1      0.00%  1.49% to 2.10%   -20.21% to -19.88%
USAZ AIM Dent Demographic Trends Fund
    2002(3)                                        5  $7.51 to  $7.54      41      0.00%  1.49% to 2.10%   -24.86% to -24.56%
USAZ AIM International Equity Fund
    2002(3)                                        1  $8.05 to  $8.08       7      0.00%  1.49% to 2.10%   -19.54% to -19.21%
USAZ Alliance Capital Growth and Income Fund
    2002                                          49  $7.74 to  $7.81     385      0.87%  1.40% to 2.10%   -25.75% to -25.23%
    2001(2)                                       25 $10.44 to $10.44     260      0.00%  1.40% to 1.49%     4.43% to   4.44%
USAZ Alliance Capital Large Cap Growth
Fund
    2002                                          27  $7.13 to  $7.19     190      0.00%  1.40% to 2.10%   -32.14% to -31.67%
    2001(2)                                       16 $10.52 to $10.53     171      0.00%  1.40% to 1.49%     5.26% to   5.27%
USAZ Alliance Capital Technology Fund
    2002                                          16  $6.19 to  $6.24      94      0.00%  1.40% to 2.10%   -42.36% to -41.95%
    2001(2)                                        6 $10.74 to $10.75      67      0.00%  1.40% to 1.49%     7.45% to   7.47%
USAZ Money Market Fund
    2002                                         189  $9.97 to $10.49   1,938      0.84%  1.40% to 2.10%    -1.25% to  -0.56%
    2001                                         132 $10.16 to $10.56   1,372      2.44%  1.40% to 1.49%     1.50% to   1.59%

                                       83

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

7. FINANCIAL HIGHLIGHTS (CONTINUED)
                                                    At December 31                           For the year ended December 31
                                          -------------------------------------- ---------------------------------------------
                                             Units                              Investment
                                          Outstanding Unit Fair Value  Net Assets Income  Expense Ratio        Total Return
                                          (thousands)lowest to highest (thousands) Ratio* lowest to highest** lowest to highest***
                                          ------------------------------------------------------------------------------------
USAZ PIMCO Growth and Income Fund
    2002                                          13  $8.05 to  $8.11     108      1.45%  1.40% to 2.10%   -20.57% to -20.01%
    2001(2)                                        4 $10.14 to $10.14      39      0.00%  1.40% to 1.49%     1.40% to   1.41%
USAZ PIMCO Renaissance Fund
    2002                                          65  $8.06 to  $8.12     534      0.00%  1.40% to 2.10%   -26.64% to -26.12%
    2001(2)                                       24 $10.99 to $11.00     260      0.00%  1.40% to 1.49%     9.95% to   9.97%
USAZ PIMCO Value Fund
    2002                                          21  $8.03 to  $8.10     166      0.85%  1.40% to 2.10%   -26.46% to -25.95%
    2001(2)                                        3 $10.94 to $10.94      28      0.00%  1.40% to 1.49%     9.38% to   9.39%
USAZ Templeton Developed Markets Fund
    2002                                           0  $8.61 to  $8.68       2      0.00%  1.40% to 2.10%   -15.69% to -15.10%
    2001(2)                                        0 $10.23 to $10.23       0      0.00%  1.40% to 1.49%     2.27% to   2.28%
USAZ Van Kampen Aggressive Growth Fund
    2002                                          14  $5.29 to  $5.35      76      0.00%  1.40% to 2.10%   -33.75% to -33.29%
    2001(1)                                        6  $8.02 to  $8.02      50      0.00%  1.40% to 1.49%   -19.80% to -19.75%
USAZ Van Kampen Comstock Fund
    2002                                          31  $7.30 to  $7.39     229      1.09%  1.40% to 2.10%   -21.54% to -20.99%
    2001(1)                                       15  $9.34 to  $9.35     143      0.00%  1.40% to 1.49%    -6.56% to  -6.51%
USAZ Van Kampen Emerging Growth Fund
    2002                                          25  $6.02 to  $6.10     149      0.00%  1.40% to 2.10%   -33.73% to -33.26%
    2001(1)                                        4  $9.13 to  $9.13      34      0.00%  1.40% to 1.49%    -8.71% to  -8.66%
USAZ Van Kampen Growth and Income Fund
    2002                                          19  $8.04 to  $8.13     153      1.06%  1.40% to 2.10%   -16.48% to -15.89%
    2001(1)                                        4  $9.66 to  $9.67      40      0.00%  1.40% to 1.49%    -3.38% to  -3.32%
USAZ Van Kampen Growth Fund
    2002                                          18  $7.03 to  $7.11     135      0.00%  1.40% to 2.10%   -25.82% to -25.30%
    2001(1)                                        4  $9.51 to  $9.52      36      0.00%  1.40% to 1.49%    -4.85% to  -4.80%
Van Kampen LIT Emerging Growth
    2002                                           5  $5.45 to  $5.46      26      0.00%  1.40% to 1.49%   -33.65% to -33.59%
    2001(1)                                        8  $8.21 to  $8.22      66      0.00%  1.40% to 1.49%   -18.60% to -18.55%
Van Kampen LIT Growth and Income Portfolio
    2002                                           2  $9.41 to  $9.41      21      0.00%  1.49% to 1.49%   -15.77% to -15.77%
    2001                                           2 $11.17 to $11.17      25      0.00%  1.49% to 1.49%    -2.66% to  -2.66%

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the separate account. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

1. Period from May 1, 2001 (fund  commencement)  to December  31, 2001
2. Period from  November 5, 2001 (fund  commencement)  to December 31, 2001
3. Period from May 1, 2002 (fund commencement) to December 31, 2002

                                       84





                      ALLIANZ LIFE INSURANCE COMPANY OF NEW
                YORK (Formerly known as Preferred Life Insurance
                              Company of New York)

                              Financial Statements


                           December 31, 2002 and 2001

                          Independent Auditors' Report




The Board of Directors
Allianz Life Insurance Company of New York:


We have audited the accompanying balance sheets of Allianz Life Insurance Company of New York (formerly known as Preferred Life Insurance Company of New
York) as of December 31, 2002 and 2001, and the related statements of operations, comprehensive income, Stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Allianz Life Insurance Company of New York as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.






January 17, 2003

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                                 Balance Sheets

                           December 31, 2002 and 2001
                        (in thousands, except share data)

                                      Assets                                2002              2001
--------------------------------------------------------------------------------------------------------
Investments:
      Fixed maturity securities, at fair value                        $        75,454            66,526
      Securities held under agreements
           to repurchase, at fair value                                         3,145            10,611
      Securities held under forward commitments, at fair value                  5,413                 0
      Equity securities, at fair value                                            850             1,435
      Short-term securities                                                    13,625             3,390
      Policy loans                                                                  9                 0
--------------------------------------------------------------------------------------------------------
                Total investments                                              98,496            81,962
Cash                                                                            7,288             8,383
Accrued investment income                                                         908               872
Receivables                                                                     1,693             2,441
Reinsurance recoverables:
      Recoverable on future benefit reserves and policy                         1,893             1,898
      Recoverable on unpaid claims                                              6,487             4,624
      Receivable on paid claims                                                   152               549
Deferred acquisition costs                                                     13,505            15,408
Other assets                                                                      201               191
--------------------------------------------------------------------------------------------------------
                Assets, exclusive of separate account assets                  130,623           116,328
Separate account assets                                                       273,715           366,260
--------------------------------------------------------------------------------------------------------
                Total assets                                          $       404,338           482,588
--------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                                 Balance Sheets

                           December 31, 2002 and 2001
                        (in thousands, except share data)

           Liabilities and Stockholder's Equity                                   2002                2001
----------------------------------------------------------------------------------------------------------------
Liabilities:
      Policy and contract account balances                                  $        27,725              16,040
      Future benefit reserves                                                         5,021               4,942
      Policy and contract claims                                                     15,413              15,919
      Deferred income taxes                                                           6,464               5,152
      Securities held under forward commitments                                       5,408                   0
      Securities held under agreements to repurchase                                  3,135              10,587
      Amounts drawn in excess of bank balances                                        1,617               1,019
      Commissions due and accrued                                                       460                 366
      Payable to parent                                                                 444               1,180
      Accrued expenses                                                                  281                 514
      Unearned premiums                                                                 179                 470
      Reinsurance payable                                                               163                 298
      Other policyholder funds                                                           54                 342
      Other liabilities                                                               1,144               1,007
----------------------------------------------------------------------------------------------------------------
                Liabilities, exclusive of separate account liabilities               67,508              57,836
Separate account liabilities                                                        273,715             366,260
----------------------------------------------------------------------------------------------------------------
                Total liabilities                                                   341,223             424,096
Stockholder's equity:
      Common stock, $10 par value; 200,000 shares
           authorized, issued and outstanding                                         2,000               2,000
      Additional paid-in capital                                                     15,500              15,500
      Retained earnings                                                              42,168              39,743
      Accumulated other comprehensive income                                          3,447               1,249
----------------------------------------------------------------------------------------------------------------
                Total stockholder's equity                                           63,115              58,492
Commitments and contingencies (notes 5 and 10)
----------------------------------------------------------------------------------------------------------------
                Total liabilities and stockholder's equity                  $       404,338             482,588
----------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                            Statements of Operations

                           December 31, 2002 and 2001
                        (in thousands, except share data)

                                                              2002             2001             2000
---------------------------------------------------------------------------------------------------------
Revenue:
      Life insurance premiums                           $         2,308            3,432           3,390
      Annuity considerations                                      5,029            6,308           9,059
      Accident and health premiums                               11,265           10,254          11,563
---------------------------------------------------------------------------------------------------------
               Total premiums and considerations                 18,602           19,994          24,012
      Premiums ceded                                              8,780            4,894           5,487
---------------------------------------------------------------------------------------------------------
               Net premiums and considerations                    9,822           15,100          18,525
      Investment income, net                                      4,577            4,266           3,565
      Realized investment gains (losses)                            489             (451)            (64)
      Other income                                                  247              645             826
---------------------------------------------------------------------------------------------------------
               Total revenue                                     15,135           19,560          22,852
---------------------------------------------------------------------------------------------------------
Benefits and expenses:
      Life insurance benefits                                       877            2,616           1,599
      Annuity benefits                                            1,328            1,276           1,213
      Accident and health insurance benefits                      5,688            5,747           1,818
---------------------------------------------------------------------------------------------------------
               Total benefits                                     7,893            9,639           4,630
                                                                      0                0               0
      Benefit recoveries                                          5,232            3,830             206
---------------------------------------------------------------------------------------------------------
               Net benefits                                       2,661            5,809           4,424
      Commissions and other agent compensation                    1,264            2,221           2,171
      General and administrative expenses                         5,553            6,360           4,933
      Taxes, licenses and fees                                      274              108             637
      Change in deferred acquisition costs, net                   1,903            1,250           6,021
---------------------------------------------------------------------------------------------------------
               Total benefits and expenses                       11,655           15,748          18,186
---------------------------------------------------------------------------------------------------------
               Income from operations before
                    income taxes                                  3,480            3,812           4,666
---------------------------------------------------------------------------------------------------------
Income tax expense (benefit):
      Current                                                       928            1,517           1,421
      Deferred                                                      127             (586)         (2,502)
---------------------------------------------------------------------------------------------------------
               Total income tax expense (benefit)                 1,055              931          (1,081)
---------------------------------------------------------------------------------------------------------
               Net income                               $         2,425            2,881           5,747
---------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                       Statements of Comprehensive Income

                  Years Ended December 31, 2002, 2001 and 2000
                                 (in thousands)

                                                                         2002           2001           2000
----------------------------------------------------------------------------------------------------------------
Net income                                                          $       2,425          2,881          5,747
----------------------------------------------------------------------------------------------------------------
Other comprehensive income:
     Unrealized gains on fixed maturity and equity securities:
        Unrealized holding gains arising during the
          period, net of tax of $1,354 in 2002,  $349 in 2001,
          and $843 in 2000                                                  2,516            649          1,564
        Reclassification adjustment for realized (gains) losses
        included in net income, net of tax (expense) benefit of
        $(170) in 2002, $158 in 2001, and $22 in 2000                        (318)           293             42
----------------------------------------------------------------------------------------------------------------
                            Total other comprehensive income                2,198            942          1,606
----------------------------------------------------------------------------------------------------------------
                            Total comprehensive income              $       4,623          3,823          7,353
----------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                       Statements of Stockholder's Equity

                  Years Ended December 31, 2002, 2001 and 2000
                                 (in thousands)

                                                                 2002           2001            2000
---------------------------------------------------------------------------------------------------------
Common stock:
      Balance at beginning and end of year                 $        2,000           2,000          2,000
---------------------------------------------------------------------------------------------------------
Additional paid-in capital:
      Balance at beginning and end of year                         15,500          15,500         15,500
---------------------------------------------------------------------------------------------------------
Retained earnings:
      Balance at beginning of year                                 39,743          36,862         31,115
      Net income                                                    2,425           2,881          5,747
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                       42,168          39,743         36,862
---------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income (loss):
      Balance at beginning of year                                  1,249             307         (1,299)
      Net unrealized gain on investments during the year,
          net of deferred federal income taxes                      2,198             942          1,606
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                        3,447           1,249            307
---------------------------------------------------------------------------------------------------------
                    Total stockholder's equity             $       63,115          58,492         54,669
---------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                            Statements of Cash Flows
                  Years Ended December 31, 2002, 2001 and 2000
                                 (in thousands)

                                                                           2002            2001            2000
--------------------------------------------------------------------------------------------------------------------

Cash flows provided by operating activities:
      Net income                                                     $        2,425           2,881           5,747
--------------------------------------------------------------------------------------------------------------------
      Adjustments to reconcile net income to net
         cash provided by operating activities:
          Realized (gains) losses on investments                               (489)            451              64
          Deferred federal income tax expense (benefit)                         127            (586)         (2,502)
          Charges to policy account balances                                     (8)             (5)             (3)
          Interest credited to policy account balances                          985             661             381
          Depreciation and amortization                                         (17)             30             106
          Change in:
               Receivables, recoverables, and other assets                     (759)          2,820           5,532
               Deferred acquisition costs                                     1,903           1,250           6,021
               Future benefit reserves                                           79             870             647
               Policy and contract claims                                      (506)         (1,143)         (8,928)
               Unearned premiums                                               (291)            (81)           (101)
               Other policyholder funds                                        (288)            114            (108)
               Reinsurance payable                                             (135)           (860)           (990)
               Accrued expenses and other liabilities                           (96)           (345)           (598)
               Commissions due and accrued                                       94            (147)           (224)
               Payable to parent                                               (736)            322             (21)
--------------------------------------------------------------------------------------------------------------------
               Total adjustments                                               (137)          3,351            (724)
--------------------------------------------------------------------------------------------------------------------
               Net cash provided by operating activities                      2,288           6,232           5,023
--------------------------------------------------------------------------------------------------------------------
Cash flows used in investing activities:
      Purchase of fixed maturity securities                                 (77,700)        (43,113)        (30,083)
      Purchase of equity securities                                          (1,250)         (1,111)         (1,436)
      Sale or redemption of fixed maturity securities                        80,452          22,419          25,572
      Sale of equity securities                                               1,505           1,469           1,346
      Change in securities held under agreements
          to repurchase                                                      (7,452)         10,587               0
      Change in short-term securities                                       (10,235)         (1,134)              0
      Change in policy loans                                                     (9)              1               0
      Other investments, net                                                      0               0            (307)
--------------------------------------------------------------------------------------------------------------------
               Net cash used in investing activities                        (14,689)        (10,882)         (4,908)
--------------------------------------------------------------------------------------------------------------------
Cash flows provided by financing activities:
      Policyholders' deposits to account balances                             6,960           5,823           2,197
      Policyholders' withdrawals from account balances                       (4,296)         (1,294)           (766)
      Policyholders' net transfers between account balances                   8,044           2,353             801
      Change in amounts drawn in excess of bank balances                        598          (2,690)            571
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
               Net cash provided by financing activities                     11,306           4,192           2,803
--------------------------------------------------------------------------------------------------------------------
               Net change in cash                                            (1,095)           (458)          2,918
Cash at beginning of year                                                     8,383           8,841           5,923
--------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                 $         7,288           8,383           8,841
--------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

(1)  Summary of Significant Accounting Policies

     Effective January 1, 2003, Preferred Life Insurance Company of New York changed its name to Allianz Life Insurance Company of New York.

     Allianz Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz
     Life) which, in turn, is a wholly owned subsidiary of Allianz of America, Inc. and its subsidiaries (AZOA), a wholly owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company.

     The Company is a life insurance company licensed to sell group life and group accident and health policies and individual variable annuity contracts in six states and the District of Columbia. Based on 2002 statutory net premium, 75% and 25% of the Company's business is annuity and group accident and health, respectively. Due to ceding arrangements, the life business did not result in statutory net premium for 2002. The Company made the decision to terminate all group accident and health reinsurance assumed business and to no longer pursue the broker administrator distribution channel. The group accident and health business continues to decline significantly as a result of these decisions. The Company's primary distribution channels are through strategic alliances with third-party marketing organizations and independent agents.

     Following is a summary of the significant accounting policies reflected in the accompanying financial statements:

     Basis of Presentation

     The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities.

     The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, and asset valuations, could cause actual results to differ from the estimates used in the financial statements.

     Group Life and Group Accident and Health Insurance

     Premiums on group life products are recognized as income when earned ratably over the life of the contract. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. Matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

     Variable Annuity Business

     Variable annuity contracts are subject to inherent market and interest rate risks but do not have significant mortality or morbidity risks. Therefore, variable annuity contracts are accounted for in a manner consistent with interest-bearing financial instruments. Accordingly, premium receipts are reported as deposits to the contractholder's account, while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Benefits consist of claims and benefits incurred in excess of the contractholder's balance.

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

     Deferred Acquisition Costs

     Acquisition costs, consisting of commissions and other costs, which vary with and are primarily related to the production of new business, are deferred. For variable annuity contracts, acquisition costs are amortized in relation to the present value of expected gross profits from investment margins and mortality and expense charges. Acquisition costs for group life and group accident and health products are deferred and amortized over the lives of the policies in the same manner as premiums are earned. Deferred acquisition costs amortized during 2002, 2001, and 2000 were $4,087, $2,096, and $6,588, respectively.

     Future Policy Benefit Reserves

     Future policy benefit reserves on traditional life products are computed by the net level premium method and the commissioners reserve valuation method based upon estimated future investment yield and mortality, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 3.5% to 6%.

     Policy and Contract Account Balances

     Policy and contract account balances for variable annuity products are carried at accumulated contract values. Any additional reserves for any death and income benefits that may exceed the accumulated contract values are carried at fair value using capital market scenarios along with estimates of future policyholder behavior. Fair values of investment contracts were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.

     Policy and Contract Claims

     Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses as of December 31. Development methods are typically used in the determination of IBNR. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income include interest and mortality discounting.

     Reinsurance

     The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves, policy and contract account balances, and unpaid claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business is recorded as a reinsurance payable.

     Investments

     The Company classifies all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value, unrealized gains and losses, net of tax, are credited or charged directly to Stockholder's equity. Securities held under agreements to repurchase and securities held under forward commitments are also carried at fair value. Mortgage-backed securities and structured securities are amortized using anticipated prepayments and are accounted for using the retrospective method. Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. Premiums or

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

     discounts on fixed maturity securities are amortized using a level yield method. Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates market. Policy loans are reflected at their unpaid principal balances.

     Realized gains and losses are computed based on the specific identification method.

     Impairments in the value of securities held by the Company, considered to be other than temporary, are recorded as a reduction of the cost of the security, and a corresponding realized capital loss is recognized in the Statement of Operations. The Company reviews all securities on a quarterly basis and recognizes impairment after evaluating various subjective and objective factors, such as the financial condition of the issuer, market and industry.

     As of December  31,  2002 and 2001,  investments  with a carrying  value of
     $1,866   and   $1,723,   respectively,   were   pledged  to  the  New  York
     Superintendent of Insurance as required by statutory regulation.

     The fair values of invested assets are deemed by management to approximate their estimated market values. The fair value of fixed maturity securities, securities held under agreements to repurchase, and equity securities is based primarily on independent pricing services, broker quotes and other independent information. Policy loan balances, which are supported by the underlying cash value of the policies, approximate fair value. Changes in market conditions subsequent to December 31 may cause estimates of fair values to differ from the amounts presented herein.

     Securities Held for Forward Commitment Contracts

     As of December 31, 2002 and 2001, the Company had outstanding commitments with a face amount of $5,200 and $0, respectively, to purchase securities issued by the Federal National Mortgage Association (FNMA) on a "to be announced" (TBA) basis. The interest rate on these securities was 6.5%. The Company received additional income from commitments of this type of $40, $348, and $245 in 2002, 2001, and 2000, respectively, which is reported in investment income on the Statement of Operations. Forward commitment contracts were considered derivatives and accounted for under the guidance prescribed by Statement of Financial Accounting Standards (SFAS) No. 133. This standard is explained further in the Accounting Changes section of this note.

     Securities Held under Agreements to Repurchase

     During 2002 and 2001, the Company entered into mortgage-backed security reverse repurchase agreements ("dollar rolls") with certain securities dealers. Under this program, the Company identified certain securities for delivery in the current month and simultaneously contracted with the same dealer to purchase similar, but not identical, securities on a specified future date. The Company gave up the right to receive principal and interest on the securities identified. Mortgage-backed securities underlying such agreements were carried at a market value as of December 31, 2002 and 2001 of $3,145 and $10,611, respectively. Other liabilities in 2002 and 2001 of $3,135 and $10,587, respectively, represent funds received under these agreements. The interest rate on these securities was 6.0% and 6.5% in 2002 and 2001, respectively. Funds received upon the initial agreement are reinvested. The Company received net investment income from transactions of this type totaling $318, $165, and $0 in 2002, 2001, and 2000, respectively, which is reported in investment income on the Statement of Operations.

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

     Income Taxes

     Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

     Separate Accounts

     Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

     Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.

     Receivables

     Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables.

     Accounting Changes

     Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 137 Accounting for Derivative Instruments and Hedging Activities-Deferral of the Effective Date of FASB Statement No. 133 and SFAS No. 138 Accounting for Certain Derivative Instruments and Certain Hedging Activity, was adopted effective January 1, 2001. The statement requires all derivatives (including certain derivative instruments embedded in contracts) to be recognized on the balance sheet at their fair values and changes in fair value recognized in earnings or as unrealized gains (losses) in other comprehensive income. The Company has marked all derivative instruments to fair market value.

     The Company adopted SFAS No. 141, Business Combinations, in July 2001 and SFAS No. 142, Goodwill and Other Intangible Assets, on January 1, 2002. SFAS No. 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001, as well as all purchase method business combinations completed after June 30, 2001. SFAS No. 141 also specifies criteria that must be met in order for the intangible assets acquired in a purchase method business combination to be recognized and reported apart from goodwill. SFAS No. 142 requires that goodwill and intangible assets with indefinite useful lives no longer be amortized, but instead tested for impairment at least annually in accordance with the provisions of SFAS No. 142. Adoption of these statements did not have a material impact on the financial statements.

     SFAS No. 144, Accounting for Impairment or Disposal of Long-Lived Assets, replaces SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of as well as Accounting Principles Board (APB) Opinion No. 30, Reporting Results of Operations - Reporting the Effects of Disposal of a Segment of a Business. This statement is effective for financial statements issued for fiscal years beginning after December 15, 2001 and interim periods within those fiscal years. Adoption of this statement did not have a material impact on the financial statements.

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

     In November 2002, the Financial Accounting Standards Board (FASB) issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. This interpretation clarifies disclosure requirements for a guarantor about its obligations under certain guarantees that it has issued. It also clarifies that a guarantor is required to recognize, at the inception of the guarantee, a liability for the fair value of the obligation undertaken in issuing the guarantee. The disclosure requirements are effective for financial statements issued after December 15, 2002 and the requirements for recognizing and measuring the initial liability are effective on a prospective basis to guarantees issued or modified after December 31, 2002. Adoption of this statement is not expected to have a material impact on the financial statements.

     In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities- an interpretation of ARB No. 51. This interpretation clarifies the application of Accounting Research Bulletin
     (ARB) No. 51, Consolidated Financial Statements, to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. This interpretation is effective, for all financial statements issued after January 31, 2003, for variable interest entities created or in which an enterprise obtains an interest in after that date. It applies in the first fiscal year or interim period beginning after June 15, 2003, to variable interests acquired before February 1, 2003. Adoption of this statement is not expected to have a material impact on the financial statements.

     Accounting Pronouncements to be Adopted

     SFAS No. 143, Accounting for Asset Retirement Obligations, addresses the accounting for obligations arising from the retirement of all tangible long-lived assets and expands the scope to include obligations that are identifiable by the entity upon acquisition and construction and during the operating life of a long-lived asset. This statement is effective for financial statements issued for fiscal years beginning after June 15, 2002. Adoption of this statement is not expected to have a material impact on the financial statements.

     SFAS No.  146,  Accounting  for  Costs  Associated  with  Exit or  Disposal
     Activities, replaces Emerging Issues Task Force (EITF) Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit An Activity. This statement is effective for financial statements issued for exit or disposal activities that are initiated after December 31, 2002. Adoption of this statement is not expected to have a material impact on the financial statements.

     Reclassifications

     Certain prior year balances have been reclassified to conform to the current year presentation.

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

(2)  Investments

     Investments at December 31, 2002 consist of:

                                                                                                    Amount
                                                            Amortized          Estimated           shown on
                                                              cost               fair               balance
                                                             or cost             value               sheet
----------------------------------------------------------------------------------------------------------------

Fixed maturity securities:
      U.S. government                                 $            9,339             10,170              10,170
      Foreign government                                             202                218                 218
      Public utilities                                               302                321                 321
      Corporate securities                                        44,625             48,369              48,369
      Mortgage-backed securities                                  15,731             16,376              16,376
----------------------------------------------------------------------------------------------------------------

           Total fixed maturity securities                        70,199             75,454              75,454
----------------------------------------------------------------------------------------------------------------

Securities held under agreements
      to repurchase                                                2,982              3,145               3,145
Securities held under forward
      commitments                                                  5,413              5,413               5,413
Equity securities:
      Common stocks:
           Industrial and miscellaneous                              965                850                 850
Other investments:
      Short-term securities                                       13,625             13,625              13,625
      Policy loans                                                     9                  9                   9
----------------------------------------------------------------------------------------------------------------

           Total investments                          $           93,193             98,496              98,496
----------------------------------------------------------------------------------------------------------------

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

     At December 31, 2002 and 2001, the amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair values of securities are as follows:

                                                                     Gross             Gross           Estimated
                                                 Amortized        unrealized        unrealized           fair
                                                    cost             gains            losses             value
-------------------------------------------------------------------------------------------------------------------

2002:
    Fixed maturity securities:
      U.S. government                        $         9,339               831                 0            10,170
      Foreign government                                 202                16                 0               218
      Public utilities                                   302                19                 0               321
      Corporate securities                            44,625             4,028               284            48,369
      Mortgage-backed securities                      15,731               645                 0            16,376
-------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities              70,199             5,539               284            75,454
    Securities held under agreements
         to repurchase                                 2,982               163                 0             3,145
    Securities held under forward
         commitments                                   5,413                 0                 0             5,413
    Equity securities                                    965                45               160               850
-------------------------------------------------------------------------------------------------------------------
         Total                               $        79,559             5,747               444            84,862
-------------------------------------------------------------------------------------------------------------------
2001:
    Fixed maturity securities:
      U.S. government                        $        23,995               535               166            24,364
      Foreign government                                 709                52                 0               761
      Public utilities                                   302                11                 0               313
      Corporate securities                            36,186             1,618               225            37,579
      Mortgage-backed securities and
           collateralized mortgage obligations         3,589                 0                80             3,509
-------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities              64,781             2,216               471            66,526
    Securities held under agreements
         to repurchase                                10,554                57                 0            10,611
    Equity securities                                  1,315               219                99             1,435
-------------------------------------------------------------------------------------------------------------------
         Total                               $        76,650             2,492               570            78,572
-------------------------------------------------------------------------------------------------------------------

     The change in net unrealized gains and (losses) on fixed maturity securities and securities held under agreements to repurchase, before deferred taxes, was $3,616, $1,534, and $2,787 for the years ended December 31, 2002, 2001, and 2000, respectively.

     The change in net unrealized gains and (losses) from equity securities, before deferred taxes, was $(235), $(84), and $(316) for the years ended December 31, 2002, 2001, and 2000, respectively.

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

The amortized cost and estimated fair value of fixed maturities at December 31, 2002, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                             Amortized             Estimated
                                                                                cost              fair value
----------------------------------------------------------------------------------------------------------------

       Due in one year or less                                         $              620                   638
       Due after one year through five years                                       14,948                15,807
       Due after five years through ten years                                      17,883                19,699
       Due after ten years                                                         21,017                22,934
       Mortgage-backed securities                                                  15,731                16,376
----------------------------------------------------------------------------------------------------------------
       Totals                                                          $           70,199                75,454
----------------------------------------------------------------------------------------------------------------

Proceeds from sales of investments in fixed maturity securities during 2002, 2001, and 2000 were $70,698, $22,101, and $25,452, respectively. Gross gains of $1,560, $426, and $419 and gross losses of $244, $146, and $543, were realized on sales of available-for-sale securities in 2002, 2001, and 2000, respectively. The Company recognized losses of $731, $394, and $0 on securities with other than temporary impairment in 2002, 2001, and 2000 respectively. The Company also purchased forward commitments of $14,114 and $53,254 and sold forward commitments of $8,722 and $53,254 during 2002 and 2001, respectively.

Proceeds from the sale of equity securities were $1,505, $1,435, and $1,346, during 2002, 2001, and 2000, respectively. Gross gains of $150, $181, and $277 and gross losses of $180, $387, and $177 were realized on those sales in 2002, 2001, and 2000, respectively. In 2002, 2001, and 2000, a loss of $66, $132, and
$40, respectively, was recognized on equities with other than temporary impairment.

Net realized investment gains (losses) for the respective years ended December 31 are summarized as follows:

                                                           2002                2001                2000
--------------------------------------------------------------------------------------------------------------

Fixed maturity securities                         $              585                 (114)               (124)
Equity securities                                                (96)                (338)                 60
Other                                                              0                    1                   0
--------------------------------------------------------------------------------------------------------------
           Net gains (losses) before taxes                       489                 (451)                (64)

Tax expense (benefit) on net realized
      gains (losses)                                             171                 (158)                (22)
--------------------------------------------------------------------------------------------------------------

           Net gains (losses) after taxes         $              318                 (293)                (42)
--------------------------------------------------------------------------------------------------------------

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

Major categories of net investment income for the respective years ended December 31 are shown below. Net income related to securities held under repurchase agreements is shown with fixed maturity securities.

                                                                  2002              2001              2000
----------------------------------------------------------------------------------------------------------------

Interest:
      Fixed maturity securities                           $          4,487             3,742              3,081
      Short-term securities                                            123               189                274
      Policy loans                                                       1                 0                  0
Dividends:
      Equity securities                                                 17                17                 20
Income from securities held under
      forward commitments                                               40               348                245
Other                                                                    0                28                  4
----------------------------------------------------------------------------------------------------------------
           Total investment income                                   4,668             4,324              3,624

Investment expenses                                                     91                58                 59
----------------------------------------------------------------------------------------------------------------

           Net investment income                          $          4,577             4,266              3,565
----------------------------------------------------------------------------------------------------------------

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

(3)  Summary Table of Fair Value Disclosures

                                                                 2002                           2001
-----------------------------------------------------------------------------------------------------------
                                                 Carrying          Fair         Carrying          Fair
                                                  amount           value         amount           value
                                                ------------    ------------   ------------    ------------
Financial assets

      Fixed maturity securities:
           U.S. government                    $      10,170   $      10,170  $      24,364   $      24,364
           Foreign government                           218             218            761             761
           Public utilities                             321             321            313             313
           Corporate securities                      48,369          48,369         37,579          37,579
           Mortgage-backed securities                16,376          16,376          3,509           3,509
      Securities held under agreements
           to repurchase                              3,145           3,145         10,611          10,611
      Securities held under forward
           commitments                                5,413           5,413              0               0
      Equity securities                                 850             850          1,435           1,435
      Short-term securities                          13,625          13,625          3,390           3,390
      Policy loans                                        9               9              0               0
      Cash                                            7,288           7,288          8,383           8,383
      Separate account assets                       273,715         273,715        366,260         366,260
Financial liabilities
      Securities held under agreements
           to repurchase                              3,135           3,135         10,587          10,587
      Securities held under forward
           commitments                                5,408           5,408              0               0
      Separate account liabilities                  273,715         272,222        366,260         365,071

-----------------------------------------------------------------------------------------------------------

See note (1) "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.

(4)  Accident and Health Claim Reserves

     Accident and health claim reserves are based on estimates which are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves that are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

Activity in the accident and health claim reserves is summarized as follows:

                                                        2002                2001               2000
---------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance
      recoverables of $4,446, $4,359, and $8,424        $ 10,436            $ 11,738            $ 15,456

Incurred related to:
      Current year                                         4,142               5,167               6,544
      Prior years                                         (2,239)             (2,310)             (4,672)
---------------------------------------------------------------------------------------------------------
Total incurred                                             1,903               2,857               1,872
---------------------------------------------------------------------------------------------------------

Paid related to:
      Current year                                           785                 880                 892
      Prior years                                          2,769               3,279               4,698
---------------------------------------------------------------------------------------------------------
Total paid                                                 3,554               4,159               5,590
---------------------------------------------------------------------------------------------------------

Balance at December 31, net of reinsurance
      recoverables of $5,900, $4,446, and $4,359         $ 8,785            $ 10,436            $ 11,738
---------------------------------------------------------------------------------------------------------

As a result of changes in estimates of claims incurred in prior years, the accident and health claim reserves incurred related to prior years decreased by $2,239, $2,310, and $4,672 in 2002, 2001, and 2000, respectively. The change in amounts is the result of normal reserve development inherent in the uncertainty of establishing the liability for accident and health claim reserves. Current year paid and incurred claims have decreased in 2002, 2001, and 2000 due to termination of the group accident and health business while prior year paid claims continue to reflect losses related to the run-off of the terminated business.

(5)  Reinsurance

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $50 coverage per individual life.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that Allianz Life or the Company's unaffiliated reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

     Included in the reinsurance recoverables at December 31, 2002 and 2001 are recoverables on paid claims, unpaid claims, future benefit reserves, and policy and contract account balances from Allianz Life of $3,020 and $2,284, respectively. Also included in reinsurance recoverables at December 31, 2002 is a $2,513 recoverable from one insurer who, as of December 31, 2002, was not rated by A.M. Best Insurance Reports. Therefore, the Company has a trust agreement in place to cover any potential exposure.

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

     Life insurance, annuities, and accident and health insurance assumed from and ceded to other companies is as follows:

                                                                                                         Percentage
                                                            Assumed          Ceded                        of amount
                                             Direct        from other       to other         Net           assumed
        Year ended                           amount        companies       companies        amount         to net
---------------------------------------------------------------------------------------------------------------------
December 31, 2002:
Life insurance in force                 $       325,184              0         217,415        107,769           0.0%
---------------------------------------------------------------------------------------------------------------------
Premiums:
     Life insurance                               2,308              0           2,346            (38)          0.0%
     Annuities                                    5,029              0               0          5,029           0.0%
     Accident and health insurance                4,877          6,388           6,434          4,831         132.2%
---------------------------------------------------------------------------------------------------------------------
        Total premiums                           12,214          6,388           8,780          9,822          65.0%
---------------------------------------------------------------------------------------------------------------------
December 31, 2001:
Life insurance in force                 $       438,561              0         106,245        332,316           0.0%
---------------------------------------------------------------------------------------------------------------------
Premiums:
     Life insurance                               3,432              0             836          2,596           0.0%
     Annuities                                    6,308              0               0          6,308           0.0%
     Accident and health insurance                7,165          3,089           4,058          6,196          49.9%
---------------------------------------------------------------------------------------------------------------------
        Total premiums                           16,905          3,089           4,894         15,100          20.5%
---------------------------------------------------------------------------------------------------------------------
December 31, 2000:
Life insurance in force                 $       401,333              0         136,465        264,868           0.0%
---------------------------------------------------------------------------------------------------------------------
Premiums:
     Life insurance                               3,390              0             815          2,575           0.0%
     Annuities                                    9,059              0               0          9,059           0.0%
     Accident and health insurance                7,790          3,773           4,672          6,891          54.8%
---------------------------------------------------------------------------------------------------------------------
        Total premiums                           20,239          3,773           5,487         18,525          20.4%
---------------------------------------------------------------------------------------------------------------------

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

     Throughout 2002, the Company entered into numerous reinsurance arrangements with unrelated insurance companies to reinsure group accident and health reinsurance assumed business as well as business produced through the broker administrator distribution channel. In connection with these agreements, the Company has ceded group accident and health and life premium of $1,683 and received expense allowances of $370 in 2002.

     Of the amounts assumed from and ceded to other companies, life and accident and health insurance assumed from and ceded to Allianz Life is as follows:

                                                     Assumed                                Ceded
                                      ------------------------------------   -----------------------------------
                                         2002        2001         2000         2002         2001        2000
----------------------------------------------------------------------------------------------------------------
Life insurance in force            $           0           0            0      188,612       77,937       1,568
----------------------------------------------------------------------------------------------------------------
Premiums:
     Life insurance                $           0           0            0          309          390          45
     Accident and health insurance           (52)      1,233          750        2,619        1,482         457
----------------------------------------------------------------------------------------------------------------
     Total premiums                $         (52)      1,233          750        2,928        1,872         502
----------------------------------------------------------------------------------------------------------------

     Effective January 1, 2001, the Company entered into a multiline ceded reinsurance agreement with Allianz Life whereby Allianz Life assumed blocks of business previously ceded to unrelated reinsurers. In addition, under this agreement the Company will cede all future business exceeding the Company's retention limit to Allianz Life.

(6)  Income Taxes

     Income Tax Expense (Benefit)

Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                                                   2002             2001           2000
--------------------------------------------------------------------------------------------------------------------------
Income tax expense (benefit) attributable to operations:
      Current tax expense                                                 $           928            1,517          1,421
      Deferred tax expense (benefit)                                                  127             (586)        (2,502)
--------------------------------------------------------------------------------------------------------------------------
Total income tax expense (benefit) attributable to operations             $         1,055              931         (1,081)
Income tax effect on equity:
           Attributable to unrealized
               gains and losses for the year                                        1,184              507            865
--------------------------------------------------------------------------------------------------------------------------
Total income tax effect on equity                                         $         2,239            1,438           (216)
--------------------------------------------------------------------------------------------------------------------------


                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

     Components of Income Tax Expense (Benefit)

     Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Statement of Operations for the respective years ended December 31 as follows:

                                                                   2002              2001              2000
-----------------------------------------------------------------------------------------------------------------

Income tax expense computed at the statutory rate           $          1,218             1,334             1,633
Dividends received deductions
     and tax-exempt interest                                            (169)             (254)             (557)
Adequacy release                                                           0                 0            (2,376)
Other                                                                      6              (149)              219
-----------------------------------------------------------------------------------------------------------------

           Income tax expense (benefit) as reported         $          1,055               931            (1,081)
-----------------------------------------------------------------------------------------------------------------

     Components of Deferred Tax Assets and Liabilities on the Balance Sheet

     Tax effects of temporary differences giving rise to the significant components of the net deferred tax liabilities at December 31, 2002 and 2001 are as follows:

                                                                                      2002                 2001
----------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
       Impaired assets                                                       $              253                   358
----------------------------------------------------------------------------------------------------------------------
             Total deferred tax assets                                                      253                   358
----------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:
       Future benefit reserves                                                            1,085                   775
       Deferred acquisition costs                                                         3,619                 3,897
       Unrealized gains on investments                                                    1,856                   672
       Other                                                                                157                   166
----------------------------------------------------------------------------------------------------------------------

             Total deferred tax liabilites                                                6,717                 5,510
----------------------------------------------------------------------------------------------------------------------
Net deferred tax liability                                                   $            6,464                 5,152
----------------------------------------------------------------------------------------------------------------------

     The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company accrues income taxes payable to Allianz Life under AZOA intercompany tax allocation agreements. Income taxes paid by the Company were $1,031, $2,257, and $1,670 in 2002, 2001, and 2000, respectively. The Company's liability for current taxes was $877 and $980 as of December 31, 2002 and 2001, respectively, and is included in other liabilities.

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

(7)  Related Party Transactions

     Allianz Life performs certain administrative services for the Company. The Company reimbursed Allianz Life $4,694, $4,597, and $3,317 in 2002, 2001, and 2000, respectively, for related administrative expenses incurred. The Company's liability to Allianz Life for incurred but unpaid service fees as of December 31, 2002 and 2001 was $439 and $1,173, respectively, and is included in payable to parent on the Balance Sheet.

     AZOA's investment division manages the Company's investment portfolio. The Company paid AZOA $92, $47, and $50 in 2002, 2001, and 2000, respectively, for investment advisory fees. The Company's liability to AZOA for incurred but unpaid fees as of December 31, 2002 and 2001 was $5 and $7, respectively, and is included in payable to parent on the Balance Sheet.

     The Company reinsurers a portion of its group accident and health business with Allianz Life. See note 5 for further details.

(8)  Employee Benefit Plans

     The Company participates in the Allianz Primary Retirement Plan (PRP), a defined contribution plan. The Company contributes to the plan based on a percentage of the participant's eligible salary. All eligible employees begin participating in the PRP on their hire date. Participants are 100% vested in company contributions after two years of service. It is the Company's policy to fund the plan costs as incurred. Effective January 1, 2003, the Company will be terminating the PRP and merging it into the Allianz Asset Accumulation Plan (AAAP). Upon termination of the PRP, participants who have not completed the requirements to be fully vested, will become 100% vested. Total PRP contributions were $51, $48, and $44 in 2002, 2001, and 2000, respectively.

     The Company participates in the AAAP, a defined contribution plan sponsored by Fireman's Fund Insurance Company. Eligible employees are immediately enrolled in the AAAP upon their first day of employment. The AAAP will accept participant's pre-tax or after-tax contributions up to 99% of the participant's eligible compensation. Under the eligible employees' provisions, the Company will match 75% of contributions up to a maximum of 2% during the first year of service and 6% after the first year of service. Participants are 100% vested in the Company's matching contribution after three years of service. The Company may decide to declare a profit sharing contribution under the AAAP based on its year-end results. No profit sharing contributions have been made since 1998. Employees are not required to participate in the AAAP to be eligible for the profit sharing contribution. The expenses of administration of the AAAP and the trust fund, including all fees of the trustee, investment manager, and auditors, shall be payable from the trust fund but may, at the discretion of the Company, be paid by the Company. Any counsel fees shall not be payable from the trust fund, but shall instead be paid by the Company. It is the Company's policy to fund the AAAP costs as incurred. The Company has expensed $46, $46, and $51 in 2002, 2001, and 2000, respectively, toward the AAAP matching contributions.


(9)  Statutory Financial Data and Dividend Restrictions

     Effective January 1, 2001, the Company adopted NAIC codification with the exception of Statement of Statutory Accounting Principle (SSAP) No. 10, Income Taxes, as the State of New York chose not to recognize deferred income taxes under codification. The Company did not have any impact to statutory capital and surplus as a result of Codification implemented during 2001. Effective December 31, 2002, the State of New York adopted SSAP 10, with a few minor exceptions, and is now admitting deferred income taxes. As a result of adopting SSAP 10, statutory surplus increased $210.

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

     Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, deferred taxes, accident and health premiums receivable which are more than 90 days past due, and undeclared dividends to policyholders. Additionally, future life and annuity policy benefit reserves calculated for statutory accounting do not include provisions for withdrawals.

     The  differences  between  stockholder's  equity and net income reported in
     accordance  with  statutory   accounting  practices  and  the  accompanying
     financial statements for the years ended December 31 are as follows:

                                                   Stockholder's Equity                   Net Income
                                                  ------------------------   -------------------------------------
                                                        2002         2001       2002         2001         2000
------------------------------------------------------------------------------------------------------------------
Statutory basis                                 $     50,558       47,940         2,887        2,389        7,239
Adjustments:
    Change in reserve basis                           (2,001)      (2,878)          876          715        2,085
    Deferred acquisition costs                        13,505       15,408        (1,903)      (1,250)      (6,021)
    Deferred taxes                                    (8,024)      (5,152)         (127)         586        2,502
    Nonadmitted assets                                 1,366           37             0            0            0
    Interest maintenance reserve                       1,609          932           677          476          (58)
    Asset valuation reserve                                0          187             0            0            0
    Liability for unauthorized reinsurers                617          152             0            0            0
    Unrealized gains on investments                    5,482        1,820             0            0            0
    Other                                                  3           46            15          (35)           0
------------------------------------------------------------------------------------------------------------------
      As reported in the
         accompanying financial statements      $     63,115       58,492         2,425        2,881        5,747
------------------------------------------------------------------------------------------------------------------

     The Company is required to meet minimum capital and surplus requirements. At December 31, 2002, 2001, and 2000, the Company was in compliance with these requirements. In accordance with New York Statutes, the Company may not pay a stockholder dividend without prior approval by the Superintendent of Insurance. The Company paid no dividends in 2002, 2001, and 2000.

     Regulatory Risk-based Capital

     An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. The Company met its risk-based capital requirements as of December 31, 2002 and 2001.

     Permitted Statutory Accounting Practices

     The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements.

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

(10) Commitments and Contingencies

     The Company is subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the financial position of the Company.

     The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

     The Company also leases office space. Expense for the operating lease was $186, $280, and $305 in 2002, 2001, and 2000, respectively. The future minimum lease payments required under this operating lease are as follows:

                                             Operating Lease
-------------------------------------------------------------
2003                                          $          155
2004                                                     155
2005                                                     155
2006                                                       0
2007 and beyond                                            0
-------------------------------------------------------------
Total                                         $          465
-------------------------------------------------------------


                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statements
                                 (in thousands)


     (11)  Supplementary Insurance Information

The following table summarizes certain financial information by line of business for 2002, 2001, and 2000:

                                                 As of December 31                        For the year ended December 31
                              ---------------------------------------------  -------------------------------------------------------
                                            Future                Other      Premium                          Net change
                            Deferred    benefit reserves         policy      revenue                              in
                             policy     and policy and           claims and  and other       Net               deferred      Other
                           acquisition contract account Unearned benefits    contract    investment           acquisition  operating
                              costs       balances      premiums  payable    considerations income  Benefits   costs (a)    expenses
------------------------------------------------------------------------------------------------------------------------------------
2002:
Life insurance               $     0      3,038           45       661           (38)         324     (488)           0         125
Annuities                     13,505     29,708            0        67         5,029        2,684    1,328        1,903       4,208
Accident and health insurance      0          0          134    14,685         4,831        1,569    1,821            0       2,758
------------------------------------------------------------------------------------------------------------------------------------

                             $13,505     32,746          179    15,413         9,822        4,577    2,661        1,903       7,091
------------------------------------------------------------------------------------------------------------------------------------

2001:
Life insurance               $     0      3,028          104     1,028         2,596          413    1,755            0         442
Annuities                     15,408     17,954            0        11         6,308        1,915    1,275        1,250       5,130
Accident and health insurance      0          0          366    14,880         6,196        1,938    2,779            0       3,117
------------------------------------------------------------------------------------------------------------------------------------

                             $15,408     20,982          470    15,919        15,100        4,266    5,809        1,250       8,689
------------------------------------------------------------------------------------------------------------------------------------

2000:
Life insurance               $    11      3,032          125       945         2,575          484    1,293           14         730
Annuities                     16,658      9,542            0         0         9,059        1,127    1,213        5,986       2,507
Accident and health insurance     61          0          426    16,117         6,891        1,954    1,918           21       4,504
------------------------------------------------------------------------------------------------------------------------------------

                             $16,730     12,574          551    17,062        18,525        3,565    4,424        6,021       7,741
------------------------------------------------------------------------------------------------------------------------------------

     (a) See note 1 for aggregate gross amortization.